UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-02652

Name of Registrant: Vanguard Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1: Schedule of Investments

Vanguard 500 Index Fund

Schedule of Investments
As of September 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (12.5%)
* Amazon.com Inc.	3,542,456	1,107,513
Comcast Corp. Class A	23,731,150	1,071,461
Home Depot Inc.	13,711,688	1,040,032
Walt Disney Co.	15,903,235	1,025,600
McDonald's Corp.	9,568,802	920,614
Twenty-First Century Fox Inc.	19,012,345	636,914
Ford Motor Co.	37,711,417	636,192
Time Warner Inc.	8,806,478	579,554
Starbucks Corp.	7,192,528	553,609
NIKE Inc. Class B	7,158,949	520,026
* priceline.com Inc.	492,973	498,371
Lowe's Cos. Inc.	10,067,913	479,333
Target Corp.	6,041,230	386,518
TJX Cos. Inc.	6,846,385	386,068
Viacom Inc. Class B	4,154,333	347,219
* General Motors Co.	9,009,458	324,070
Time Warner Cable Inc.	2,735,488	305,281
Yum! Brands Inc.	4,271,364	304,933
CBS Corp. Class B	5,384,060	296,985
* DIRECTV	4,887,227	292,012
Johnson Controls Inc.	6,548,921	271,780
* Discovery Communications Inc. Class A	2,209,889	186,559
* Netflix Inc.	564,006	174,396
VF Corp.	841,646	167,530
* Bed Bath & Beyond Inc.	2,084,478	161,255
* Dollar General Corp.	2,849,836	160,902
Delphi Automotive plc	2,702,070	157,855
Omnicom Group Inc.	2,461,821	156,178
Macy's Inc.	3,601,418	155,833
Ross Stores Inc.	2,074,140	150,997
Coach Inc.	2,698,706	147,160
* AutoZone Inc.	340,013	143,734
L Brands Inc.	2,331,097	142,430
Mattel Inc.	3,298,171	138,061
Harley-Davidson Inc.	2,135,203	137,165
Carnival Corp.	4,190,294	136,771
* O'Reilly Automotive Inc.	1,039,036	132,571
* Chipotle Mexican Grill Inc. Class A	295,484	126,674
Starwood Hotels & Resorts Worldwide Inc.	1,865,968	123,994
Wynn Resorts Ltd.	774,066	122,310
* Dollar Tree Inc.	2,134,599	122,014
Genuine Parts Co.	1,482,338	119,906
Whirlpool Corp.	758,701	111,104
BorgWarner Inc.	1,095,720	111,095
Gap Inc.	2,640,282	106,351
* CarMax Inc.	2,140,023	103,727
Kohl's Corp.	1,954,211	101,130
Best Buy Co. Inc.	2,582,430	96,841
Ralph Lauren Corp. Class A	579,884	95,524

	PVH Corp.	781,021	92,699
	Staples Inc.	6,322,366	92,623
	Marriott International Inc.	2,176,500	91,544
	Scripps Networks Interactive Inc. Class A	1,047,755	81,840
*	TripAdvisor Inc.	1,067,536	80,962
	Tiffany & Co.	1,053,237	80,699
	Wyndham Worldwide Corp.	1,272,708	77,597
	Nordstrom Inc.	1,380,459	77,582
*	News Corp. Class A	4,766,523	76,550
	PetSmart Inc.	994,578	75,847
	Newell Rubbermaid Inc.	2,756,802	75,812
	H&R Block Inc.	2,621,437	69,888
	Interpublic Group of Cos. Inc.	4,040,896	69,423
	Family Dollar Stores Inc.	924,590	66,589
	Gannett Co. Inc.	2,193,180	58,755
	Darden Restaurants Inc.	1,247,137	57,730
	Comcast Corp.	1,304,720	56,586
	Lennar Corp. Class A	1,588,785	56,243
*	Fossil Group Inc.	480,961	55,907
	GameStop Corp. Class A	1,118,675	55,542
	PulteGroup Inc.	3,345,043	55,193
	Expedia Inc.	1,029,082	53,296
^	Garmin Ltd.	1,178,709	53,266
*	Goodyear Tire & Rubber Co.	2,354,082	52,849
	DR Horton Inc.	2,718,878	52,828
	Hasbro Inc.	1,104,969	52,088
	International Game Technology	2,498,391	47,295
	Harman International Industries Inc.	651,416	43,143
	Leggett & Platt Inc.	1,360,391	41,016
*	Urban Outfitters Inc.	1,044,595	38,410
	Cablevision Systems Corp. Class A	2,049,241	34,509
*	AutoNation Inc.	615,800	32,126
	Abercrombie & Fitch Co.	731,824	25,885
*,^ JC Penney Co. Inc.		2,916,935	25,727
	Washington Post Co. Class B	41,927	25,632
			17,857,833
Consumer Staples (10.0%)
	Procter & Gamble Co.	26,216,030	1,981,670
	Coca-Cola Co.	36,494,303	1,382,404
	Philip Morris International Inc.	15,493,094	1,341,547
	PepsiCo Inc.	14,762,367	1,173,608
	Wal-Mart Stores Inc.	15,580,921	1,152,365
	CVS Caremark Corp.	11,758,172	667,276
	Altria Group Inc.	19,186,684	659,063
	Mondelez International Inc. Class A	17,044,876	535,550
	Colgate-Palmolive Co.	8,435,935	500,251
	Costco Wholesale Corp.	4,180,043	481,207
	Walgreen Co.	8,322,085	447,728
	Kimberly-Clark Corp.	3,666,499	345,458
	Kraft Foods Group Inc.	5,700,765	298,948
	General Mills Inc.	6,143,231	294,384
	Archer-Daniels-Midland Co.	6,309,885	232,456
	Whole Foods Market Inc.	3,565,701	208,593
	Kroger Co.	4,960,671	200,113
	Sysco Corp.	5,631,753	179,259
	Estee Lauder Cos. Inc. Class A	2,447,450	171,077
	Lorillard Inc.	3,579,150	160,274

Reynolds American Inc.	3,030,337	147,820
Kellogg Co.	2,463,184	144,663
Mead Johnson Nutrition Co.	1,937,213	143,857
Hershey Co.	1,431,386	132,403
ConAgra Foods Inc.	4,040,124	122,577
Brown-Forman Corp. Class B	1,555,374	105,968
JM Smucker Co.	1,006,234	105,695
Clorox Co.	1,248,460	102,024
Beam Inc.	1,549,835	100,197
Coca-Cola Enterprises Inc.	2,379,823	95,693
* Constellation Brands Inc. Class A	1,587,418	91,118
Dr Pepper Snapple Group Inc.	1,948,599	87,336
Avon Products Inc.	4,150,998	85,511
McCormick & Co. Inc.	1,263,307	81,736
Molson Coors Brewing Co. Class B	1,510,148	75,704
Tyson Foods Inc. Class A	2,663,418	75,321
Safeway Inc.	2,309,703	73,887
Campbell Soup Co.	1,708,503	69,553
* Monster Beverage Corp.	1,297,967	67,819
Hormel Foods Corp.	1,288,211	54,259
		14,376,372
Energy (10.4%)
Exxon Mobil Corp.	42,133,495	3,625,166
Chevron Corp.	18,493,771	2,246,993
Schlumberger Ltd.	12,665,793	1,119,149
ConocoPhillips	11,706,863	813,744
Occidental Petroleum Corp.	7,712,933	721,468
Anadarko Petroleum Corp.	4,811,936	447,462
EOG Resources Inc.	2,607,619	441,418
Halliburton Co.	8,094,043	389,728
Phillips 66	5,848,912	338,184
Apache Corp.	3,865,446	329,104
National Oilwell Varco Inc.	4,092,232	319,644
Pioneer Natural Resources Co.	1,326,161	250,379
Williams Cos. Inc.	6,539,656	237,782
Marathon Oil Corp.	6,793,150	236,945
Noble Energy Inc.	3,437,783	230,366
Kinder Morgan Inc.	6,444,912	229,246
Spectra Energy Corp.	6,407,053	219,313
Hess Corp.	2,761,103	213,544
Devon Energy Corp.	3,653,060	211,001
Baker Hughes Inc.	4,240,854	208,226
Marathon Petroleum Corp.	2,996,775	192,753
Valero Energy Corp.	5,189,459	177,220
Cabot Oil & Gas Corp.	4,027,231	150,296
* Cameron International Corp.	2,355,855	137,511
EQT Corp.	1,441,452	127,886
* FMC Technologies Inc.	2,267,754	125,679
Chesapeake Energy Corp.	4,849,617	125,508
* Southwestern Energy Co.	3,364,773	122,410
Ensco plc Class A	2,235,828	120,176
Range Resources Corp.	1,563,985	118,691
Murphy Oil Corp.	1,681,763	101,444
Noble Corp.	2,425,246	91,602
CONSOL Energy Inc.	2,190,554	73,712
Helmerich & Payne Inc.	1,019,275	70,279
* Denbury Resources Inc.	3,569,548	65,715

Tesoro Corp.	1,292,804	56,858
QEP Resources Inc.	1,717,498	47,558
Peabody Energy Corp.	2,584,946	44,590
* Rowan Cos. plc Class A	1,189,963	43,695
Diamond Offshore Drilling Inc.	666,046	41,508
Nabors Industries Ltd.	2,487,633	39,951
* WPX Energy Inc.	1,921,653	37,011
* Newfield Exploration Co.	1,299,786	35,575
		14,976,490
Financials (16.2%)
Wells Fargo & Co.	46,252,062	1,911,135
JPMorgan Chase & Co.	36,031,816	1,862,485
* Berkshire Hathaway Inc. Class B	15,700,765	1,782,194
Bank of America Corp.	102,835,839	1,419,135
Citigroup Inc.	29,109,430	1,412,098
American International Group Inc.	14,131,976	687,238
American Express Co.	8,881,320	670,717
US Bancorp	17,605,872	644,023
Goldman Sachs Group Inc.	3,998,001	632,524
MetLife Inc.	10,719,174	503,265
Simon Property Group Inc.	2,970,524	440,321
Capital One Financial Corp.	5,603,012	385,151
PNC Financial Services Group Inc.	5,087,718	368,605
Morgan Stanley	13,310,731	358,724
Prudential Financial Inc.	4,451,088	347,096
Bank of New York Mellon Corp.	11,012,623	332,471
BlackRock Inc.	1,205,547	326,245
ACE Ltd.	3,255,651	304,599
Travelers Cos. Inc.	3,574,875	303,042
State Street Corp.	4,268,897	280,680
American Tower Corporation	3,780,944	280,281
Aflac Inc.	4,451,957	275,977
Discover Financial Services	4,630,867	234,044
Charles Schwab Corp.	11,069,435	234,008
Marsh & McLennan Cos. Inc.	5,260,966	229,115
BB&T Corp.	6,737,562	227,393
Allstate Corp.	4,436,167	224,248
CME Group Inc.	3,007,899	222,224
Public Storage	1,383,022	222,044
Aon plc	2,943,016	219,078
Chubb Corp.	2,445,848	218,316
Franklin Resources Inc.	3,891,390	196,710
Prologis Inc.	4,772,752	179,551
T. Rowe Price Group Inc.	2,490,062	179,110
HCP Inc.	4,356,222	178,387
* Berkshire Hathaway Inc. Class A	1,019	173,648
McGraw Hill Financial Inc.	2,634,252	172,781
Ventas Inc.	2,806,846	172,621
Ameriprise Financial Inc.	1,893,834	172,490
Equity Residential	3,207,740	171,839
Health Care REIT Inc.	2,744,717	171,215
SunTrust Banks Inc.	5,159,032	167,256
Weyerhaeuser Co.	5,590,222	160,048
Boston Properties Inc.	1,458,697	155,935
Fifth Third Bancorp	8,490,423	153,167
AvalonBay Communities Inc.	1,164,355	147,978
Progressive Corp.	5,294,363	144,166

Vornado Realty Trust	1,664,585	139,925
M&T Bank Corp.	1,244,695	139,306
Loews Corp.	2,928,888	136,896
Hartford Financial Services Group Inc.	4,355,634	135,547
Invesco Ltd.	4,238,708	135,215
Moody's Corp.	1,856,463	130,565
Host Hotels & Resorts Inc.	7,179,452	126,861
* IntercontinentalExchange Inc.	697,200	126,486
Regions Financial Corp.	13,361,268	123,725
Northern Trust Corp.	2,160,686	117,520
Principal Financial Group Inc.	2,620,303	112,201
Lincoln National Corp.	2,531,744	106,308
SLM Corp.	4,175,255	103,964
KeyCorp	8,723,631	99,449
NYSE Euronext	2,325,971	97,644
XL Group plc Class A	2,739,453	84,430
Leucadia National Corp.	2,999,964	81,719
Kimco Realty Corp.	3,921,116	79,128
Unum Group	2,523,197	76,806
Macerich Co.	1,345,259	75,926
Plum Creek Timber Co. Inc.	1,560,188	73,064
Comerica Inc.	1,770,457	69,597
Cincinnati Financial Corp.	1,409,963	66,494
Huntington Bancshares Inc.	7,941,808	65,599
Torchmark Corp.	876,653	63,426
* CBRE Group Inc. Class A	2,654,033	61,388
* Genworth Financial Inc. Class A	4,725,841	60,444
Zions Bancorporation	1,767,672	48,470
* E*TRADE Financial Corp.	2,749,968	45,374
People's United Financial Inc.	3,076,078	44,234
Hudson City Bancorp Inc.	4,553,913	41,213
Apartment Investment & Management Co. Class A	1,397,826	39,055
Assurant Inc.	718,082	38,848
NASDAQ OMX Group Inc.	1,106,013	35,492
Legg Mason Inc.	1,040,066	34,780
		23,272,477
Health Care (13.0%)
Johnson & Johnson	26,975,220	2,338,482
Pfizer Inc.	63,371,078	1,819,384
Merck & Co. Inc.	28,011,922	1,333,648
* Gilead Sciences Inc.	14,651,441	920,696
Amgen Inc.	7,211,280	807,231
Bristol-Myers Squibb Co.	15,758,963	729,325
UnitedHealth Group Inc.	9,732,019	696,910
AbbVie Inc.	15,176,062	678,825
* Celgene Corp.	3,936,764	605,986
* Biogen Idec Inc.	2,275,045	547,740
Medtronic Inc.	9,547,995	508,431
Abbott Laboratories	14,876,444	493,749
* Express Scripts Holding Co.	7,793,637	481,491
Eli Lilly & Co.	9,490,265	477,645
Baxter International Inc.	5,195,686	341,305
Thermo Fisher Scientific Inc.	3,450,863	317,997
McKesson Corp.	2,188,390	280,770
Covidien plc	4,403,163	268,329
Allergan Inc.	2,841,118	256,979
WellPoint Inc.	2,861,648	239,262

* Regeneron Pharmaceuticals Inc.	746,744	233,634
Aetna Inc.	3,561,776	228,025
* Alexion Pharmaceuticals Inc.	1,871,844	217,433
* Actavis Inc.	1,465,143	210,981
Cigna Corp.	2,707,347	208,087
Stryker Corp.	2,823,247	190,823
Becton Dickinson and Co.	1,858,975	185,935
Cardinal Health Inc.	3,249,376	169,455
* Vertex Pharmaceuticals Inc.	2,227,442	168,885
Agilent Technologies Inc.	3,166,333	162,274
* Boston Scientific Corp.	12,854,261	150,909
Zoetis Inc.	4,786,048	148,942
* Cerner Corp.	2,824,415	148,423
St. Jude Medical Inc.	2,749,036	147,458
* Intuitive Surgical Inc.	380,111	143,024
Humana Inc.	1,497,636	139,774
* Mylan Inc.	3,654,783	139,503
AmerisourceBergen Corp. Class A	2,211,101	135,098
Zimmer Holdings Inc.	1,622,877	133,303
* Life Technologies Corp.	1,652,731	123,674
Perrigo Co.	900,833	111,145
* Forest Laboratories Inc.	2,261,146	96,754
* DaVita HealthCare Partners Inc.	1,688,998	96,104
Quest Diagnostics Inc.	1,453,843	89,833
CR Bard Inc.	757,576	87,273
* Waters Corp.	815,723	86,638
* Laboratory Corp. of America Holdings	862,397	85,498
* Varian Medical Systems Inc.	1,030,482	77,008
* CareFusion Corp.	2,051,969	75,718
* Edwards Lifesciences Corp.	1,074,658	74,828
* Hospira Inc.	1,585,631	62,188
DENTSPLY International Inc.	1,361,892	59,120
PerkinElmer Inc.	1,073,137	40,511
Tenet Healthcare Corp.	973,348	40,092
Patterson Cos. Inc.	796,680	32,026
Warner Chilcott plc Class A	1,212,500	27,706
		18,672,267
Industrials (10.7%)
General Electric Co.	97,481,639	2,328,836
United Technologies Corp.	8,079,982	871,184
Boeing Co.	6,643,933	780,662
3M Co.	6,215,144	742,150
Union Pacific Corp.	4,440,024	689,713
United Parcel Service Inc. Class B	6,915,667	631,885
Honeywell International Inc.	7,512,630	623,849
Caterpillar Inc.	6,089,990	507,723
Emerson Electric Co.	6,839,658	442,526
Danaher Corp.	5,725,929	396,921
Lockheed Martin Corp.	2,580,491	329,142
FedEx Corp.	2,844,372	324,571
Precision Castparts Corp.	1,393,084	316,564
Eaton Corp. plc	4,536,273	312,277
Illinois Tool Works Inc.	3,944,228	300,826
Deere & Co.	3,664,683	298,269
General Dynamics Corp.	3,181,504	278,445
CSX Corp.	9,752,461	251,028
Raytheon Co.	3,086,963	237,912

Norfolk Southern Corp.	2,986,068	230,972
Cummins Inc.	1,666,728	221,458
Northrop Grumman Corp.	2,203,154	209,873
Delta Air Lines Inc.	8,212,450	193,732
PACCAR Inc.	3,388,217	188,588
Waste Management Inc.	4,173,104	172,099
Ingersoll-Rand plc	2,590,735	168,242
Parker Hannifin Corp.	1,427,881	155,239
WW Grainger Inc.	592,057	154,947
Tyco International Ltd.	4,425,116	154,791
Dover Corp.	1,633,664	146,752
Rockwell Automation Inc.	1,327,360	141,948
Stanley Black & Decker Inc.	1,532,208	138,772
Fastenal Co.	2,614,352	131,371
Roper Industries Inc.	949,369	126,143
Pentair Ltd.	1,906,219	123,790
Kansas City Southern	1,055,013	115,376
Fluor Corp.	1,560,526	110,735
AMETEK Inc.	2,336,592	107,530
Southwest Airlines Co.	6,760,005	98,426
* Stericycle Inc.	822,114	94,872
CH Robinson Worldwide Inc.	1,525,733	90,873
Rockwell Collins Inc.	1,292,259	87,693
Expeditors International of Washington Inc.	1,975,636	87,047
Republic Services Inc. Class A	2,599,830	86,730
Flowserve Corp.	1,345,966	83,975
Pall Corp.	1,070,464	82,469
L-3 Communications Holdings Inc.	857,477	81,032
ADT Corp.	1,914,298	77,835
Nielsen Holdings NV	2,057,618	75,000
Textron Inc.	2,684,994	74,133
* Jacobs Engineering Group Inc.	1,258,372	73,212
Masco Corp.	3,416,702	72,707
Equifax Inc.	1,160,878	69,479
* Quanta Services Inc.	2,045,674	56,277
Snap-on Inc.	556,634	55,385
Joy Global Inc.	1,017,066	51,911
Robert Half International Inc.	1,330,013	51,910
Cintas Corp.	984,264	50,394
Xylem Inc.	1,773,217	49,526
Iron Mountain Inc.	1,629,393	44,026
Dun & Bradstreet Corp.	371,568	38,587
Pitney Bowes Inc.	1,933,338	35,167
Ryder System Inc.	501,287	29,927
		15,355,434
Information Technology (17.9%)
Apple Inc.	8,696,358	4,145,989
Microsoft Corp.	72,560,024	2,416,974
* Google Inc. Class A	2,677,714	2,345,436
International Business Machines Corp.	9,856,459	1,825,219
Cisco Systems Inc.	51,322,024	1,201,962
Oracle Corp.	34,131,913	1,132,156
QUALCOMM Inc.	16,420,464	1,106,082
Intel Corp.	47,688,837	1,093,028
Visa Inc. Class A	4,941,081	944,241
Mastercard Inc. Class A	992,997	668,069
* eBay Inc.	11,152,352	622,190

EMC Corp.	19,918,393	509,114
Accenture plc Class A	6,172,615	454,551
Texas Instruments Inc.	10,540,627	424,471
Hewlett-Packard Co.	18,396,108	385,950
Automatic Data Processing Inc.	4,621,640	334,514
* Yahoo! Inc.	9,083,082	301,195
* Salesforce.com Inc.	5,248,586	272,454
* Cognizant Technology Solutions Corp. Class A	2,884,772	236,897
* Adobe Systems Inc.	4,471,136	232,231
TE Connectivity Ltd.	3,958,460	204,969
Corning Inc.	13,979,338	203,959
Applied Materials Inc.	11,513,717	201,951
Dell Inc.	14,048,765	193,452
Intuit Inc.	2,842,180	188,465
* Micron Technology Inc.	9,940,535	173,661
Symantec Corp.	6,687,332	165,511
Analog Devices Inc.	2,974,002	139,927
NetApp Inc.	3,255,449	138,747
Broadcom Corp. Class A	5,265,137	136,946
SanDisk Corp.	2,300,998	136,932
Motorola Solutions Inc.	2,264,896	134,490
Seagate Technology plc	2,971,508	129,974
Fidelity National Information Services Inc.	2,796,062	129,849
Western Digital Corp.	2,018,994	128,004
* Citrix Systems Inc.	1,793,583	126,645
Paychex Inc.	3,114,022	126,554
* Fiserv Inc.	1,245,194	125,827
Xilinx Inc.	2,549,001	119,446
Amphenol Corp. Class A	1,523,479	117,887
Xerox Corp.	11,089,683	114,113
Altera Corp.	3,058,022	113,636
Western Union Co.	5,283,233	98,585
KLA-Tencor Corp.	1,586,372	96,531
* Juniper Networks Inc.	4,851,573	96,352
CA Inc.	3,140,116	93,167
Linear Technology Corp.	2,232,172	88,528
* Akamai Technologies Inc.	1,705,350	88,167
* Autodesk Inc.	2,134,565	87,880
* Teradata Corp.	1,561,174	86,552
NVIDIA Corp.	5,538,431	86,178
* Red Hat Inc.	1,812,011	83,606
* Lam Research Corp.	1,561,681	79,942
Microchip Technology Inc.	1,888,618	76,092
* Electronic Arts Inc.	2,935,017	74,990
Computer Sciences Corp.	1,413,691	73,144
* VeriSign Inc.	1,291,848	65,742
* F5 Networks Inc.	749,413	64,270
Harris Corp.	1,023,526	60,695
Molex Inc.	1,310,153	50,467
Total System Services Inc.	1,596,832	46,979
FLIR Systems Inc.	1,361,121	42,739
LSI Corp.	5,240,752	40,983
Jabil Circuit Inc.	1,766,620	38,300
* JDS Uniphase Corp.	2,275,458	33,472
* Teradyne Inc.	1,834,057	30,299
* First Solar Inc.	664,180	26,707
Molex Inc. Class A	4,051	155

* Advanced Micro Devices Inc.	8,949	34
		25,614,224
Materials (3.5%)
Monsanto Co.	5,103,021	532,602
EI du Pont de Nemours & Co.	8,839,301	517,630
Dow Chemical Co.	11,584,404	444,841
Praxair Inc.	2,822,221	339,259
Freeport-McMoRan Copper & Gold Inc.	9,934,831	328,644
LyondellBasell Industries NV Class A	4,288,697	314,061
Ecolab Inc.	2,596,235	256,404
PPG Industries Inc.	1,367,871	228,517
Air Products & Chemicals Inc.	2,006,700	213,854
International Paper Co.	4,268,774	191,241
Sherwin-Williams Co.	835,395	152,192
Nucor Corp.	3,045,706	149,301
Mosaic Co.	3,260,758	140,278
Newmont Mining Corp.	4,763,669	133,859
CF Industries Holdings Inc.	548,329	115,604
Eastman Chemical Co.	1,476,319	115,005
Sigma-Aldrich Corp.	1,150,887	98,171
FMC Corp.	1,305,193	93,608
Alcoa Inc.	10,237,914	83,132
Airgas Inc.	633,152	67,146
MeadWestvaco Corp.	1,699,458	65,225
Vulcan Materials Co.	1,243,987	64,451
International Flavors & Fragrances Inc.	782,381	64,390
Ball Corp.	1,388,690	62,324
Sealed Air Corp.	1,874,728	50,974
* Owens-Illinois Inc.	1,574,434	47,265
Avery Dennison Corp.	939,506	40,887
Bemis Co. Inc.	985,994	38,464
Allegheny Technologies Inc.	1,034,235	31,565
^ Cliffs Natural Resources Inc.	1,466,942	30,072
^ United States Steel Corp.	1,385,779	28,533
		5,039,499
Telecommunication Services (2.4%)
AT&T Inc.	50,838,161	1,719,347
Verizon Communications Inc.	27,392,353	1,278,127
* Crown Castle International Corp.	2,806,146	204,933
CenturyLink Inc.	5,749,818	180,429
^ Windstream Holdings Inc.	5,678,857	45,431
Frontier Communications Corp.	9,576,858	39,935
		3,468,202
Utilities (3.2%)
Duke Energy Corp.	6,757,073	451,237
Dominion Resources Inc.	5,542,490	346,295
Southern Co.	8,365,156	344,477
NextEra Energy Inc.	4,064,963	325,847
Exelon Corp.	8,199,141	243,023
American Electric Power Co. Inc.	4,659,441	201,987
Sempra Energy	2,174,260	186,117
PPL Corp.	6,046,764	183,701
PG&E Corp.	4,262,634	174,427
Public Service Enterprise Group Inc.	4,842,109	159,451
Consolidated Edison Inc.	2,803,386	154,579
FirstEnergy Corp.	4,003,237	145,918

	Edison International			3,118,716	143,648
	Xcel Energy Inc.			4,762,805	131,501
	Northeast Utilities			3,012,788	124,277
	DTE Energy Co.			1,674,667	110,494
	Entergy Corp.			1,706,549	107,837
	ONEOK Inc.			1,973,742	105,240
	CenterPoint Energy Inc.			4,102,819	98,345
	NiSource Inc.			2,992,071	92,425
	Wisconsin Energy Corp.			2,179,271	87,999
	NRG Energy Inc.			3,091,131	84,481
	Ameren Corp.			2,322,515	80,916
	AES Corp.			5,891,776	78,302
	CMS Energy Corp.			2,544,875	66,981
	SCANA Corp.			1,339,926	61,690
	Pinnacle West Capital Corp.			1,052,689	57,624
	AGL Resources Inc.			1,134,975	52,243
	Pepco Holdings Inc.			2,386,349	44,052
	Integrys Energy Group Inc.			762,417	42,611
	TECO Energy Inc.			1,956,878	32,367
					4,520,092
Total Common Stocks (Cost $85,579,616)					143,152,890
		Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund		0.112%		251,764,331	251,764

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	Fannie Mae Discount Notes	0.145%	12/26/13	1,000	1,000
5	Federal Home Loan Bank Discount Notes	0.085%	10/23/13	5,000	5,000
5	Federal Home Loan Bank Discount Notes	0.090%	10/25/13	7,000	6,999
5	Federal Home Loan Bank Discount Notes	0.100%	11/13/13	1,500	1,500
[5,6] Federal Home Loan Bank Discount Notes		0.100%	1/15/14	2,000	1,999
[4,6] Freddie Mac Discount Notes		0.073%	11/12/13	13,000	12,998
[4,6] Freddie Mac Discount Notes		0.105%	12/9/13	5,900	5,899
					35,395
Total Temporary Cash Investments (Cost $287,160)					287,159
Total Investments (100.0%) (Cost $85,867,776)					143,440,049
Other Assets and Liabilities-Net (0.0%)[3]					(10,667)
Net Assets (100%)					143,429,382

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $39,309,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $42,705,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

6 Securities with a value of $12,298,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	143,152,890	—	—
Temporary Cash Investments	251,764	35,395	—
Futures Contracts—Assets[1]	499	—	—
Futures Contracts—Liabilities[1]	(2,418)	—	—
Total	143,402,735	35,395	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and

500 Index Fund

clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2013	506	211,799	(1,294)
E-mini S&P 500 Index	December 2013	100	8,371	(60)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2013, the cost of investment securities for tax purposes was $85,867,776,000.

Net unrealized appreciation of investment securities for tax purposes was $57,572,273,000, consisting of unrealized gains of $63,129,061,000 on securities that had risen in value since their purchase and $5,556,788,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Market Index Fund

Schedule of Investments
As of September 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)[1]
Consumer Discretionary (16.2%)
	Las Vegas Sands Corp.	3,357,282	222,991
*	Liberty Global plc Class A	1,742,502	138,268
*,^ Tesla Motors Inc.		704,690	136,301
*	Liberty Media Corp. Class A	917,471	135,006
*	Michael Kors Holdings Ltd.	1,540,681	114,812
*	Liberty Global plc	1,510,262	113,919
	Sirius XM Radio Inc.	27,256,145	105,481
*	LKQ Corp.	2,596,125	82,713
	DISH Network Corp. Class A	1,816,966	81,782
	Tractor Supply Co.	1,207,686	81,120
*	Charter Communications Inc. Class A	583,381	78,616
*	TRW Automotive Holdings Corp.	1,012,820	72,224
	Polaris Industries Inc.	553,522	71,504
*	Mohawk Industries Inc.	526,548	68,583
*	Lululemon Athletica Inc.	911,448	66,618
*	Ulta Salon Cosmetics & Fragrance Inc.	551,584	65,892
*	MGM Resorts International	2,880,378	58,875
	Lear Corp.	799,768	57,239
*	Under Armour Inc. Class A	693,428	55,093
	Royal Caribbean Cruises Ltd.	1,405,740	53,812
	Hanesbrands Inc.	856,466	53,366
	Advance Auto Parts Inc.	629,541	52,050
	Signet Jewelers Ltd.	696,041	49,871
*	Jarden Corp.	1,022,647	49,496
	Dick's Sporting Goods Inc.	879,471	46,946
	GNC Holdings Inc. Class A	850,576	46,467
	Foot Locker Inc.	1,284,491	43,596
	Williams-Sonoma Inc.	770,126	43,281
*	Toll Brothers Inc.	1,314,775	42,638
	Dunkin' Brands Group Inc.	919,671	41,624
	Carter's Inc.	511,885	38,847
	Tupperware Brands Corp.	447,371	38,639
*	Panera Bread Co. Class A	242,385	38,425
*	Groupon Inc.	3,223,035	36,130
*	AMC Networks Inc. Class A	512,717	35,111
	Service Corp. International	1,832,152	34,115
*	NVR Inc.	36,895	33,914
*	Sally Beauty Holdings Inc.	1,292,608	33,815
*	Penn National Gaming Inc.	593,738	32,869
*	Visteon Corp.	432,612	32,723
	Domino's Pizza Inc.	481,099	32,691
	Gentex Corp.	1,247,029	31,911
	Brunswick Corp.	782,658	31,236
*	Madison Square Garden Co. Class A	527,369	30,624
	Sotheby's	590,714	29,022
	Dana Holding Corp.	1,269,207	28,989
	Cinemark Holdings Inc.	897,385	28,483
	Six Flags Entertainment Corp.	826,480	27,927
	DSW Inc. Class A	314,571	26,839

*	Tenneco Inc.	528,124	26,670
*	Fifth & Pacific Cos. Inc.	1,060,257	26,644
*	Lamar Advertising Co. Class A	563,482	26,501
*	Cabela's Inc.	402,615	25,377
*	Lumber Liquidators Holdings Inc.	237,808	25,362
	Wolverine World Wide Inc.	434,048	25,275
*	Bally Technologies Inc.	336,211	24,227
*	Starz	829,098	23,323
	Brinker International Inc.	572,419	23,200
	Chico's FAS Inc.	1,390,154	23,160
*	Tempur Sealy International Inc.	522,548	22,971
	Pool Corp.	403,835	22,667
*	Live Nation Entertainment Inc.	1,218,294	22,599
*,^ Sears Holdings Corp.		377,052	22,487
	Thor Industries Inc.	385,234	22,359
*	Ascena Retail Group Inc.	1,100,761	21,938
	Vail Resorts Inc.	310,458	21,540
*	Hyatt Hotels Corp. Class A	499,449	21,456
	Sinclair Broadcast Group Inc. Class A	634,487	21,268
	Cracker Barrel Old Country Store Inc.	205,638	21,230
	Wendy's Co.	2,448,158	20,760
	American Eagle Outfitters Inc.	1,466,370	20,515
*	Deckers Outdoor Corp.	298,200	19,657
	John Wiley & Sons Inc. Class A	400,505	19,100
	Cheesecake Factory Inc.	428,817	18,847
*	Big Lots Inc.	503,800	18,686
*	Steven Madden Ltd.	346,721	18,664
	Pier 1 Imports Inc.	942,339	18,394
*	Express Inc.	775,786	18,301
*	Shutterfly Inc.	326,097	18,222
*	Buffalo Wild Wings Inc.	162,355	18,057
*	Apollo Group Inc. Class A	858,408	17,863
*	Five Below Inc.	406,879	17,801
	Aaron's Inc.	641,433	17,768
	Rent-A-Center Inc.	461,571	17,586
*	Life Time Fitness Inc.	340,914	17,547
*	DreamWorks Animation SKG Inc. Class A	615,662	17,522
	Dillard's Inc. Class A	208,227	16,304
	Ryland Group Inc.	399,194	16,183
	Cooper Tire & Rubber Co.	524,701	16,161
	Penske Automotive Group Inc.	366,978	15,681
*	Grand Canyon Education Inc.	389,141	15,675
	Meredith Corp.	328,399	15,638
	CST Brands Inc.	522,840	15,581
*	Iconix Brand Group Inc.	468,892	15,577
	HSN Inc.	289,862	15,542
*	Murphy USA Inc.	383,771	15,501
	Guess? Inc.	513,882	15,339
*	Restoration Hardware Holdings Inc.	241,801	15,318
*	Jack in the Box Inc.	374,382	14,975
	DeVry Inc.	489,938	14,973
	Hillenbrand Inc.	543,039	14,863
	Morningstar Inc.	184,813	14,648
*	Saks Inc.	907,823	14,471
*	ANN Inc.	396,353	14,356
*	Asbury Automotive Group Inc.	269,133	14,318
	Group 1 Automotive Inc.	183,663	14,267

* HomeAway Inc.	508,127	14,228
* New York Times Co. Class A	1,111,974	13,978
Lithia Motors Inc. Class A	191,079	13,941
Texas Roadhouse Inc. Class A	527,348	13,859
* Genesco Inc.	207,269	13,593
Buckle Inc.	250,559	13,543
Bob Evans Farms Inc.	235,885	13,509
Men's Wearhouse Inc.	392,639	13,369
Dorman Products Inc.	262,950	13,029
Regal Entertainment Group Class A	682,618	12,956
KB Home	717,413	12,928
* Pinnacle Entertainment Inc.	506,841	12,696
* Hibbett Sports Inc.	224,951	12,631
* Norwegian Cruise Line Holdings Ltd.	405,705	12,516
Monro Muffler Brake Inc.	268,425	12,479
* Meritage Homes Corp.	286,663	12,312
* WMS Industries Inc.	474,351	12,309
* Outerwall Inc.	242,564	12,126
Allison Transmission Holdings Inc.	479,639	12,015
* Vitamin Shoppe Inc.	273,491	11,965
Choice Hotels International Inc.	272,992	11,791
* Marriott Vacations Worldwide Corp.	266,572	11,729
* Select Comfort Corp.	480,664	11,704
* American Axle & Manufacturing Holdings Inc.	583,424	11,505
* Krispy Kreme Doughnuts Inc.	594,279	11,493
* Helen of Troy Ltd.	259,886	11,487
* SHFL Entertainment Inc.	490,351	11,278
* Children's Place Retail Stores Inc.	192,926	11,163
^ Sturm Ruger & Co. Inc.	174,063	10,902
Finish Line Inc. Class A	436,856	10,865
* Skechers U.S.A. Inc. Class A	349,036	10,859
Belo Corp. Class A	790,134	10,825
Nexstar Broadcasting Group Inc. Class A	241,274	10,738
* Jos A Bank Clothiers Inc.	242,317	10,652
MDC Holdings Inc.	353,890	10,620
* Conn's Inc.	209,971	10,507
* Standard Pacific Corp.	1,326,755	10,495
* Orient-Express Hotels Ltd. Class A	804,615	10,444
* Crocs Inc.	765,424	10,417
La-Z-Boy Inc.	454,066	10,312
DineEquity Inc.	147,527	10,179
Burger King Worldwide Inc.	516,028	10,073
* Office Depot Inc.	2,072,847	10,012
Jones Group Inc.	665,705	9,992
OfficeMax Inc.	775,179	9,915
National CineMedia Inc.	516,959	9,750
Papa John's International Inc.	139,131	9,722
* Bloomin' Brands Inc.	402,405	9,501
Matthews International Corp. Class A	248,345	9,457
Valassis Communications Inc.	326,723	9,436
Churchill Downs Inc.	108,780	9,412
* Boyd Gaming Corp.	656,999	9,297
* iRobot Corp.	242,918	9,151
^ Weight Watchers International Inc.	243,811	9,111
* Multimedia Games Holding Co. Inc.	262,651	9,075
* AFC Enterprises Inc.	206,478	9,000
Oxford Industries Inc.	129,495	8,803

	Stewart Enterprises Inc. Class A	668,915	8,790
	Brown Shoe Co. Inc.	371,047	8,708
*	Tumi Holdings Inc.	427,247	8,609
*	Ascent Capital Group Inc. Class A	105,380	8,496
	Interval Leisure Group Inc.	357,670	8,452
*	LifeLock Inc.	566,763	8,405
*	Red Robin Gourmet Burgers Inc.	117,241	8,336
*	Scientific Games Corp. Class A	509,657	8,241
*	G-III Apparel Group Ltd.	150,353	8,208
*	Quiksilver Inc.	1,144,878	8,049
*	Sonic Corp.	450,012	7,988
	Drew Industries Inc.	175,277	7,982
	Loral Space & Communications Inc.	115,604	7,830
	International Speedway Corp. Class A	235,558	7,609
*	Francesca's Holdings Corp.	399,961	7,455
*	Steiner Leisure Ltd.	124,867	7,296
*	K12 Inc.	234,875	7,253
	Movado Group Inc.	163,956	7,173
	Core-Mark Holding Co. Inc.	107,398	7,136
	Arctic Cat Inc.	124,885	7,125
	Sonic Automotive Inc. Class A	297,200	7,073
	CEC Entertainment Inc.	153,563	7,042
*	Winnebago Industries Inc.	271,014	7,036
	SeaWorld Entertainment Inc.	235,486	6,977
	Scholastic Corp.	243,113	6,965
	Cato Corp. Class A	247,538	6,926
*	Tile Shop Holdings Inc.	231,831	6,837
	Regis Corp.	463,673	6,807
	Columbia Sportswear Co.	112,383	6,769
*	Aeropostale Inc.	717,156	6,741
*	Capella Education Co.	118,427	6,698
	Ethan Allen Interiors Inc.	239,144	6,665
*	Fiesta Restaurant Group Inc.	173,661	6,540
*	BJ's Restaurants Inc.	226,769	6,513
*	Biglari Holdings Inc.	15,752	6,500
*,^ Smith & Wesson Holding Corp.		580,933	6,384
*	American Public Education Inc.	162,259	6,133
*	Modine Manufacturing Co.	418,170	6,118
*	Pep Boys-Manny Moe & Jack	485,774	6,058
	Standard Motor Products Inc.	178,912	5,754
	Stage Stores Inc.	297,188	5,706
*	Taylor Morrison Home Corp. Class A	249,183	5,644
*	Denny's Corp.	921,001	5,637
	Fred's Inc. Class A	359,146	5,621
*	Zumiez Inc.	203,005	5,590
*	EW Scripps Co. Class A	295,664	5,425
*	Federal-Mogul Corp.	315,828	5,303
*	Overstock.com Inc.	173,199	5,139
*	Maidenform Brands Inc.	216,798	5,093
*	Universal Electronics Inc.	138,110	4,976
*	Blue Nile Inc.	121,565	4,976
*	Bright Horizons Family Solutions Inc.	137,868	4,940
^	Beazer Homes USA Inc.	272,074	4,897
*	Tuesday Morning Corp.	319,140	4,873
*	Libbey Inc.	196,308	4,668
	Haverty Furniture Cos. Inc.	186,145	4,566
	Strayer Education Inc.	108,781	4,517

*	Gentherm Inc.	236,675	4,516
*	Barnes & Noble Inc.	347,849	4,501
*,^ Hovnanian Enterprises Inc. Class A		854,201	4,467
	Ruth's Hospitality Group Inc.	375,716	4,456
*,^ ITT Educational Services Inc.		141,918	4,399
	Destination Maternity Corp.	136,321	4,335
*	Rentrak Corp.	130,516	4,257
*	Ruby Tuesday Inc.	562,029	4,215
	Nutrisystem Inc.	291,611	4,193
*	Unifi Inc.	179,430	4,192
*	Caesars Entertainment Corp.	209,541	4,130
*,^ Vera Bradley Inc.		200,396	4,120
	PetMed Express Inc.	252,103	4,107
*	M/I Homes Inc.	198,907	4,101
	Harte-Hanks Inc.	455,802	4,025
	Callaway Golf Co.	549,459	3,912
*	Chuy's Holdings Inc.	106,328	3,816
	Superior Industries International Inc.	212,465	3,788
*	LeapFrog Enterprises Inc.	394,912	3,720
*	Wet Seal Inc. Class A	907,740	3,567
	Entravision Communications Corp. Class A	581,230	3,429
	Big 5 Sporting Goods Corp.	209,033	3,361
	Stein Mart Inc.	244,445	3,354
	NACCO Industries Inc. Class A	59,350	3,289
	World Wrestling Entertainment Inc. Class A	317,846	3,233
*	Digital Generation Inc.	246,450	3,187
*	VOXX International Corp. Class A	232,179	3,181
*	Fuel Systems Solutions Inc.	161,567	3,176
*	Bridgepoint Education Inc.	174,812	3,154
*,^ RadioShack Corp.		922,324	3,145
*	Zale Corp.	204,966	3,115
*	America's Car-Mart Inc.	68,878	3,107
*	Clear Channel Outdoor Holdings Inc. Class A	377,890	3,099
*	Journal Communications Inc. Class A	362,097	3,096
	Shoe Carnival Inc.	112,297	3,033
*	Carmike Cinemas Inc.	135,603	2,994
*	Cavco Industries Inc.	51,666	2,942
	Speedway Motorsports Inc.	162,862	2,915
*	Kirkland's Inc.	155,873	2,874
*	Mattress Firm Holding Corp.	90,300	2,872
*	hhgregg Inc.	159,657	2,859
*	Cumulus Media Inc. Class A	520,652	2,759
*	rue21 inc	66,934	2,700
	Marcus Corp.	184,060	2,674
*	Stoneridge Inc.	231,241	2,500
*	MarineMax Inc.	202,834	2,475
	Saga Communications Inc. Class A	55,516	2,464
*	Jamba Inc.	176,103	2,356
	Universal Technical Institute Inc.	193,685	2,349
*	Sears Hometown and Outlet Stores Inc.	72,497	2,302
*	Citi Trends Inc.	128,677	2,249
*	Christopher & Banks Corp.	309,051	2,228
*	Gray Television Inc.	275,346	2,161
	Spartan Motors Inc.	352,554	2,140
*	Morgans Hotel Group Co.	277,574	2,135
	Carriage Services Inc. Class A	108,155	2,098
*	Media General Inc. Class A	146,991	2,096

AH Belo Corp. Class A	266,351	2,091
Town Sports International Holdings Inc.	160,974	2,089
Marine Products Corp.	221,544	2,012
* William Lyon Homes Class A	97,700	1,985
Strattec Security Corp.	50,676	1,943
* Orbitz Worldwide Inc.	197,059	1,898
* Nautilus Inc.	262,423	1,895
^ Collectors Universe Inc.	124,595	1,829
* Education Management Corp.	190,783	1,740
bebe stores inc	283,234	1,725
* Famous Dave's Of America Inc.	106,560	1,721
* Corinthian Colleges Inc.	764,216	1,674
Bassett Furniture Industries Inc.	103,360	1,673
* Central European Media Enterprises Ltd. Class A	314,700	1,658
* McClatchy Co. Class A	544,895	1,635
* Del Frisco's Restaurant Group Inc.	79,522	1,604
Lifetime Brands Inc.	104,887	1,604
* Destination XL Group Inc.	246,387	1,594
* Bravo Brio Restaurant Group Inc.	105,158	1,588
Rocky Brands Inc.	89,284	1,554
Perry Ellis International Inc.	82,062	1,546
^ Blyth Inc.	111,659	1,544
Culp Inc.	81,545	1,526
* Career Education Corp.	542,175	1,496
Flexsteel Industries Inc.	59,327	1,481
* Dixie Group Inc.	132,074	1,471
Weyco Group Inc.	50,898	1,441
* Motorcar Parts of America Inc.	112,871	1,430
RG Barry Corp.	75,240	1,423
* RetailMeNot Inc.	39,800	1,416
Cherokee Inc.	108,760	1,415
* TRI Pointe Homes Inc.	94,965	1,394
* Pacific Sunwear of California Inc.	464,513	1,394
CSS Industries Inc.	58,002	1,393
* Tandy Leather Factory Inc.	173,075	1,362
* Monarch Casino & Resort Inc.	69,320	1,316
* Charles & Colvard Ltd.	179,886	1,261
* Nathan's Famous Inc.	23,665	1,249
* MTR Gaming Group Inc.	265,154	1,249
Remy International Inc.	60,729	1,229
* Tower International Inc.	60,297	1,205
Hooker Furniture Corp.	80,015	1,196
* West Marine Inc.	96,752	1,180
* Entercom Communications Corp. Class A	134,221	1,178
* Diamond Resorts International Inc.	62,237	1,171
* Luby's Inc.	161,582	1,160
Mac-Gray Corp.	78,557	1,144
* Isle of Capri Casinos Inc.	151,237	1,143
Beasley Broadcasting Group Inc. Class A	131,564	1,143
* 1-800-Flowers.com Inc. Class A	225,149	1,110
* Rick's Cabaret International Inc.	93,202	1,099
* New York & Co. Inc.	189,432	1,095
Winmark Corp.	14,711	1,084
* Crown Media Holdings Inc. Class A	335,758	1,034
* Zagg Inc.	227,679	1,025
* Black Diamond Inc.	82,822	1,007
* Gaiam Inc. Class A	198,738	996

	Ark Restaurants Corp.	46,300	992
	Lincoln Educational Services Corp.	212,714	981
^	JAKKS Pacific Inc.	211,999	952
	Ambassadors Group Inc.	271,886	938
*	Cache Inc.	152,892	911
	Trans World Entertainment Corp.	195,751	906
	Escalade Inc.	105,152	905
*	Emmis Communications Corp. Class A	334,355	899
	Bon-Ton Stores Inc.	85,107	898
*	Tilly's Inc. Class A	61,551	893
*	Carrols Restaurant Group Inc.	145,551	888
*	ValueVision Media Inc. Class A	199,419	867
*	Noodles & Co.	19,054	813
*	Delta Apparel Inc.	48,659	806
	Frisch's Restaurants Inc.	32,765	791
	Einstein Noah Restaurant Group Inc.	45,320	785
*	Insignia Systems Inc.	291,212	783
	Shiloh Industries Inc.	59,757	783
*	Ballantyne Strong Inc.	180,582	769
*	Century Casinos Inc.	130,616	747
	Systemax Inc.	76,163	706
*	Martha Stewart Living Omnimedia Inc. Class A	290,708	669
*	Geeknet Inc.	39,271	661
*	Joe's Jeans Inc.	612,767	656
*	Red Lion Hotels Corp.	123,596	651
*	Full House Resorts Inc.	222,501	619
	Gaming Partners International Corp.	74,766	606
*	Kona Grill Inc.	51,767	602
	Dover Motorsports Inc.	244,223	589
*	Vitacost.com Inc.	66,827	568
*	Body Central Corp.	92,797	566
*	UQM Technologies Inc.	306,415	558
*	Learning Tree International Inc.	138,799	545
*	Lakes Entertainment Inc.	128,112	530
*	ALCO Stores Inc.	37,332	521
*	Johnson Outdoors Inc. Class A	17,636	473
*	Emerson Radio Corp.	246,030	463
	Gordmans Stores Inc.	39,332	443
*	Skullcandy Inc.	71,227	440
*	Harris Interactive Inc.	204,712	409
*	ReachLocal Inc.	34,250	408
*	Hollywood Media Corp.	237,174	375
*	Reading International Inc. Class A	55,497	365
*	Coldwater Creek Inc.	211,173	363
*	Forward Industries Inc.	190,865	361
*,^ dELiA*s Inc.		291,585	353
	Dover Downs Gaming & Entertainment Inc.	247,196	336
*	Summer Infant Inc.	115,095	319
*	Perfumania Holdings Inc.	64,749	312
*	Spanish Broadcasting System Inc.	73,134	297
*	Skyline Corp.	56,914	283
*	Stanley Furniture Co. Inc.	76,192	283
*	Premier Exhibitions Inc.	178,455	273
*	Radio One Inc.	92,133	248
*	Books-A-Million Inc.	101,558	244
*	Lee Enterprises Inc.	87,498	231
	Superior Uniform Group Inc.	18,311	229

*,^ Comstock Holding Cos. Inc. Class A		112,628	204
*	Cambium Learning Group Inc.	117,787	181
*	Cobra Electronics Corp.	62,713	167
*	Cosi Inc.	48,560	114
*	CafePress Inc.	18,473	113
*	NTN Buzztime Inc.	287,989	100
*	Lakeland Industries Inc.	17,187	93
*	American Apparel Inc.	63,304	82
*	Appliance Recycling Centers of America Inc.	24,098	70
*	Kid Brands Inc.	43,645	64
*	SPAR Group Inc.	33,227	61
*	Wells-Gardner Electronics Corp.	29,185	50
*	US Auto Parts Network Inc.	29,615	39
*	Nevada Gold & Casinos Inc.	30,913	32
*	Sport Chalet Inc. Class A	27,740	31
*	Entertainment Gaming Asia Inc.	22,710	28
*	Hallwood Group Inc.	1,737	17
*	Digital Cinema Destinations Corp.	400	2
	Hastings Entertainment Inc.	603	2
			5,368,059
Consumer Staples (3.4%)
	Bunge Ltd.	1,274,350	96,736
*	Green Mountain Coffee Roasters Inc.	1,134,361	85,451
	Church & Dwight Co. Inc.	1,198,555	71,973
^	Herbalife Ltd.	731,253	51,020
	Energizer Holdings Inc.	538,683	49,101
	Nu Skin Enterprises Inc. Class A	507,356	48,574
	Ingredion Inc.	670,684	44,379
*	Rite Aid Corp.	7,238,032	34,453
	Hillshire Brands Co.	1,063,914	32,705
	Flowers Foods Inc.	1,513,825	32,456
*	Hain Celestial Group Inc.	412,292	31,796
*	WhiteWave Foods Co. Class A	1,496,275	29,881
*	United Natural Foods Inc.	426,253	28,653
	Casey's General Stores Inc.	332,008	24,403
*	Darling International Inc.	1,021,797	21,621
	Harris Teeter Supermarkets Inc.	427,535	21,030
*	TreeHouse Foods Inc.	314,498	21,018
*	Boston Beer Co. Inc. Class A	76,383	18,654
*	Fresh Market Inc.	346,512	16,394
	B&G Foods Inc.	457,027	15,790
	Dean Foods Co.	812,080	15,673
	PriceSmart Inc.	148,789	14,171
*	SUPERVALU Inc.	1,698,269	13,977
*	Prestige Brands Holdings Inc.	442,421	13,326
	Lancaster Colony Corp.	167,731	13,132
	Snyders-Lance Inc.	433,528	12,507
	Spectrum Brands Holdings Inc.	184,930	12,176
	Sanderson Farms Inc.	181,721	11,855
*	Post Holdings Inc.	282,543	11,406
	Andersons Inc.	158,169	11,056
	J&J Snack Foods Corp.	126,551	10,215
	Universal Corp.	200,486	10,211
	Fresh Del Monte Produce Inc.	322,696	9,578
*	Pilgrim's Pride Corp.	541,717	9,095
*	Susser Holdings Corp.	164,991	8,769
*	Elizabeth Arden Inc.	228,459	8,435

	Vector Group Ltd.	522,425	8,411
	WD-40 Co.	124,564	8,084
*	Coty Inc. Class A	495,200	8,027
*	Boulder Brands Inc.	489,116	7,845
	Seaboard Corp.	2,574	7,073
	Pinnacle Foods Inc.	266,209	7,047
*	Sprouts Farmers Market Inc.	138,100	6,130
	Cal-Maine Foods Inc.	127,071	6,112
	Tootsie Roll Industries Inc.	196,736	6,063
*	Annie's Inc.	109,346	5,369
^	Spartan Stores Inc.	239,448	5,282
	Weis Markets Inc.	104,589	5,119
*	Chiquita Brands International Inc.	395,199	5,003
*	Diamond Foods Inc.	208,869	4,925
*	USANA Health Sciences Inc.	56,725	4,923
*	Dole Food Co. Inc.	359,059	4,890
	Inter Parfums Inc.	141,788	4,252
*	Medifast Inc.	152,742	4,107
*	Revlon Inc. Class A	137,382	3,815
	Calavo Growers Inc.	120,071	3,631
	Ingles Markets Inc. Class A	118,118	3,394
*	Central Garden and Pet Co. Class A	454,756	3,115
	Nash Finch Co.	111,719	2,951
	National Beverage Corp.	163,932	2,928
	Coca-Cola Bottling Co. Consolidated	41,771	2,616
*	Natural Grocers by Vitamin Cottage Inc.	64,174	2,548
*	Alliance One International Inc.	796,418	2,318
	Roundy's Inc.	263,772	2,268
*,^ Star Scientific Inc.		1,180,851	2,255
*	Fairway Group Holdings Corp.	87,402	2,234
*	Pantry Inc.	199,805	2,214
	John B Sanfilippo & Son Inc.	92,466	2,144
*	Chefs' Warehouse Inc.	92,635	2,140
	Nutraceutical International Corp.	87,560	2,079
*	Seneca Foods Corp. Class A	63,608	1,914
	Village Super Market Inc. Class A	47,108	1,791
	Oil-Dri Corp. of America	52,194	1,761
*	Harbinger Group Inc.	158,988	1,649
	Limoneira Co.	63,790	1,638
	Female Health Co.	157,245	1,552
	Alico Inc.	36,449	1,501
	United-Guardian Inc.	56,614	1,436
*	Omega Protein Corp.	133,951	1,362
*	Lifevantage Corp.	570,454	1,358
	Rocky Mountain Chocolate Factory Inc.	111,705	1,352
*	S&W Seed Co.	155,550	1,302
*	Farmer Bros Co.	80,719	1,216
	Lifeway Foods Inc.	86,865	1,174
	Arden Group Inc.	8,037	1,045
	Orchids Paper Products Co.	37,259	1,031
	Nature's Sunshine Products Inc.	49,551	945
*	Craft Brew Alliance Inc.	67,364	905
*	Inventure Foods Inc.	85,092	893
	MGP Ingredients Inc.	153,708	805
*	Natural Alternatives International Inc.	112,367	646
*	Synutra International Inc.	102,115	541
*,^ Pizza Inn Holdings Inc.		56,876	441

*	Mannatech Inc.	7,432	179
*	IGI Laboratories Inc.	88,519	161
*	Primo Water Corp.	58,242	139
	Reliv International Inc.	44,259	116
*	Crumbs Bake Shop Inc.	97,703	109
*,^ Reed's Inc.		14,906	81
*	Crystal Rock Holdings Inc.	42,584	37
			1,142,062
Energy (5.8%)
*	Concho Resources Inc.	905,198	98,495
	Oceaneering International Inc.	935,925	76,035
	HollyFrontier Corp.	1,728,804	72,800
	Cimarex Energy Co.	748,328	72,139
	Core Laboratories NV	397,084	67,191
*	Cheniere Energy Inc.	1,920,650	65,571
*	Cobalt International Energy Inc.	2,561,049	63,668
*	Whiting Petroleum Corp.	1,032,786	61,812
*	Oil States International Inc.	477,136	49,364
	Energen Corp.	624,807	47,729
	SM Energy Co.	579,000	44,693
*	Gulfport Energy Corp.	670,766	43,157
*	Dresser-Rand Group Inc.	659,193	41,134
*	Dril-Quip Inc.	351,072	40,286
*	Continental Resources Inc.	369,552	39,638
*	Oasis Petroleum Inc.	768,609	37,762
*	Superior Energy Services Inc.	1,380,251	34,561
*	Rosetta Resources Inc.	528,234	28,768
*	Kodiak Oil & Gas Corp.	2,295,503	27,684
*	Atwood Oceanics Inc.	497,642	27,390
	Patterson-UTI Energy Inc.	1,273,654	27,231
*	Ultra Petroleum Corp.	1,322,384	27,201
	Tidewater Inc.	427,728	25,360
	World Fuel Services Corp.	629,127	23,473
	Bristow Group Inc.	314,253	22,865
*	Helix Energy Solutions Group Inc.	850,215	21,570
	SemGroup Corp. Class A	367,075	20,931
	Energy XXI Bermuda Ltd.	655,346	19,791
*	PDC Energy Inc.	315,732	18,799
*,^ SandRidge Energy Inc.		3,170,438	18,579
	Berry Petroleum Co. Class A	424,130	18,293
	Targa Resources Corp.	249,818	18,227
*	Unit Corp.	377,837	17,566
^	CARBO Ceramics Inc.	171,640	17,011
*	Hornbeck Offshore Services Inc.	280,344	16,103
*	McDermott International Inc.	2,045,085	15,195
*	Laredo Petroleum Holdings Inc.	505,084	14,991
	SEACOR Holdings Inc.	162,698	14,714
*	Diamondback Energy Inc.	343,101	14,630
*	Stone Energy Corp.	432,359	14,021
^	Western Refining Inc.	465,654	13,988
*	Exterran Holdings Inc.	506,076	13,953
*	Carrizo Oil & Gas Inc.	333,988	12,461
*	Bonanza Creek Energy Inc.	247,096	11,925
*	Alpha Natural Resources Inc.	1,914,608	11,411
*	EPL Oil & Gas Inc.	295,323	10,959
	Gulfmark Offshore Inc.	213,223	10,851
*	Hercules Offshore Inc.	1,448,665	10,677

*	Bill Barrett Corp.	421,783	10,591
*	Forum Energy Technologies Inc.	391,008	10,561
*,^ Halcon Resources Corp.		2,261,344	10,018
*	Newpark Resources Inc.	787,560	9,971
*	Geospace Technologies Corp.	117,509	9,906
*	Magnum Hunter Resources Corp.	1,460,310	9,010
*	TETRA Technologies Inc.	718,109	8,998
*	Kosmos Energy Ltd.	873,665	8,981
*	Sanchez Energy Corp.	339,089	8,955
*	Rex Energy Corp.	379,293	8,458
*	C&J Energy Services Inc.	408,991	8,213
*	Key Energy Services Inc.	1,120,526	8,169
*	Cloud Peak Energy Inc.	555,642	8,151
^	PBF Energy Inc. Class A	359,830	8,078
*	Approach Resources Inc.	305,984	8,041
	RPC Inc.	514,943	7,966
	Crosstex Energy Inc.	380,053	7,939
	EXCO Resources Inc.	1,166,525	7,862
*	Northern Oil and Gas Inc.	543,236	7,839
^	Arch Coal Inc.	1,898,279	7,802
*,^ Clean Energy Fuels Corp.		602,823	7,704
*	Matador Resources Co.	460,934	7,527
	Delek US Holdings Inc.	320,294	6,755
*	Forest Oil Corp.	1,085,815	6,623
	Comstock Resources Inc.	409,071	6,508
*	Parker Drilling Co.	1,083,376	6,175
*	Goodrich Petroleum Corp.	245,808	5,971
*	Matrix Service Co.	295,016	5,788
*	ION Geophysical Corp.	1,104,980	5,746
	W&T Offshore Inc.	320,206	5,674
	CVR Energy Inc.	135,298	5,212
*	Triangle Petroleum Corp.	517,954	5,086
*	Era Group Inc.	168,484	4,579
*	Swift Energy Co.	395,750	4,519
*	Willbros Group Inc.	484,260	4,446
	Contango Oil & Gas Co.	117,903	4,333
*	Pioneer Energy Services Corp.	571,170	4,289
	Rentech Inc.	2,044,759	4,049
*	Tesco Corp.	242,682	4,021
	Green Plains Renewable Energy Inc.	233,469	3,747
	Gulf Island Fabrication Inc.	147,126	3,606
*	Synergy Resources Corp.	358,974	3,500
*	Resolute Energy Corp.	415,073	3,470
*	Basic Energy Services Inc.	262,344	3,316
*	Quicksilver Resources Inc.	1,650,152	3,251
*	Clayton Williams Energy Inc.	57,829	3,034
*	Athlon Energy Inc.	92,459	3,023
*,^ Miller Energy Resources Inc.		407,403	2,958
*	Vaalco Energy Inc.	518,715	2,894
*,^ Solazyme Inc.		267,784	2,884
*,^ Nuverra Environmental Solutions Inc.		1,258,588	2,882
*	Vantage Drilling Co.	1,647,949	2,851
*	Penn Virginia Corp.	428,435	2,849
*	Abraxas Petroleum Corp.	1,105,870	2,842
*	PHI Inc.	75,566	2,739
*	Endeavour International Corp.	495,276	2,650
*	BPZ Resources Inc.	1,255,191	2,448

*	Dawson Geophysical Co.	72,253	2,346
*	Natural Gas Services Group Inc.	85,183	2,285
*	PetroQuest Energy Inc.	512,983	2,057
*,^ Harvest Natural Resources Inc.		380,644	2,036
*,^ Cal Dive International Inc.		991,465	2,032
*	Emerald Oil Inc.	282,271	2,030
*	Mitcham Industries Inc.	132,263	2,022
*	Warren Resources Inc.	663,724	1,945
*	Evolution Petroleum Corp.	161,934	1,823
*	Callon Petroleum Co.	327,873	1,793
*,^ James River Coal Co.		904,617	1,791
	Bolt Technology Corp.	93,804	1,693
*	RigNet Inc.	46,315	1,678
*,^ Hyperdynamics Corp.		378,190	1,672
*	Westmoreland Coal Co.	119,892	1,580
*	FX Energy Inc.	442,127	1,521
*	REX American Resources Corp.	49,305	1,516
*,^ ZaZa Energy Corp.		1,261,144	1,450
*	Renewable Energy Group Inc.	93,538	1,417
*,^ Uranium Energy Corp.		618,183	1,391
	Panhandle Oil and Gas Inc. Class A	44,536	1,259
*	Verenium Corp.	309,093	1,227
	Alon USA Energy Inc.	120,045	1,226
*	Saratoga Resources Inc.	501,406	1,193
*	Apco Oil and Gas International Inc.	78,686	1,122
*	Frank's International NV	32,171	963
^	USEC Inc.	88,983	936
	Adams Resources & Energy Inc.	16,653	924
*	Midstates Petroleum Co. Inc.	170,557	875
*	Gastar Exploration Ltd.	221,052	873
*	PHI Inc.	22,366	843
*	Isramco Inc.	6,745	836
*,^ Royale Energy Inc.		291,305	792
*,^ Gevo Inc.		373,802	718
	TGC Industries Inc.	88,827	701
*	Crimson Exploration Inc.	212,174	639
*	Forbes Energy Services Ltd.	130,816	610
*,^ Amyris Inc.		248,995	575
*	US Energy Corp. Wyoming	269,858	569
*	CAMAC Energy Inc.	647,239	518
*,^ Uranium Resources Inc.		205,483	503
*	Global Geophysical Services Inc.	174,798	474
	Hallador Energy Co.	64,228	469
*	Jones Energy Inc.	27,671	454
*	Syntroleum Corp.	91,923	424
*,^ Zion Oil & Gas Inc.		234,790	399
*	Double Eagle Petroleum Co.	116,717	350
*	Magellan Petroleum Corp.	330,749	341
*,^ Lucas Energy Inc.		233,203	289
*	KiOR Inc.	98,291	277
*	Tengasco Inc.	558,194	240
*	Pyramid Oil Co.	56,343	231
*,^ Uranerz Energy Corp.		215,880	205
*,^ BioFuel Energy Corp.		50,981	186
*	Ceres Inc.	114,694	171
*	Barnwell Industries Inc.	46,909	162
*,^ GreenHunter Resources Inc.		142,231	161

* FieldPoint Petroleum Corp.	35,776	160
* PrimeEnergy Corp.	2,726	134
* Recovery Energy Inc.	44,772	93
* PostRock Energy Corp.	45,606	59
* FieldPoint Petroleum Corp. Warrants Exp 03/23/2017	33,558	26
* Magnum Hunter Resources Corp. Warrants Exp. 10/14/2013	79,808	1
		1,917,397
Financials (21.8%)
General Growth Properties Inc.	4,790,752	92,414
* CIT Group Inc.	1,740,890	84,903
* Affiliated Managers Group Inc.	457,213	83,505
SL Green Realty Corp.	795,605	70,682
Realty Income Corp.	1,696,834	67,449
Willis Group Holdings plc	1,514,523	65,624
* Markel Corp.	121,101	62,702
Everest Re Group Ltd.	420,638	61,165
Rayonier Inc.	1,090,956	60,712
* Alleghany Corp.	145,581	59,637
^ Digital Realty Trust Inc.	1,111,004	58,994
Federal Realty Investment Trust	568,311	57,655
New York Community Bancorp Inc.	3,810,732	57,580
* Ocwen Financial Corp.	1,009,906	56,322
* Realogy Holdings Corp.	1,263,213	54,343
TD Ameritrade Holding Corp.	2,046,699	53,583
UDR Inc.	2,168,987	51,405
First Republic Bank	1,071,889	49,982
Fidelity National Financial Inc. Class A	1,868,529	49,703
Essex Property Trust Inc.	329,013	48,595
Arthur J Gallagher & Co.	1,104,679	48,219
Camden Property Trust	737,589	45,317
Raymond James Financial Inc.	1,064,472	44,357
Liberty Property Trust	1,235,911	43,998
Duke Realty Corp.	2,811,739	43,413
Cole Real Estate Investment Inc.	3,453,395	42,339
* MSCI Inc. Class A	1,046,429	42,129
Extra Space Storage Inc.	917,667	41,983
Reinsurance Group of America Inc. Class A	614,096	41,138
Eaton Vance Corp.	1,049,591	40,756
WR Berkley Corp.	948,117	40,636
Ares Capital Corp.	2,321,103	40,132
Alexandria Real Estate Equities Inc.	617,987	39,458
Starwood Property Trust Inc.	1,617,533	38,772
SEI Investments Co.	1,252,655	38,720
Regency Centers Corp.	798,408	38,603
Waddell & Reed Financial Inc. Class A	741,388	38,167
East West Bancorp Inc.	1,191,194	38,059
Lazard Ltd. Class A	1,054,855	37,996
Senior Housing Properties Trust	1,627,054	37,975
HCC Insurance Holdings Inc.	866,017	37,949
* Signature Bank	408,539	37,389
Taubman Centers Inc.	552,217	37,170
DDR Corp.	2,243,003	35,238
Kilroy Realty Corp.	704,470	35,188
* American Capital Ltd.	2,548,494	35,042
RenaissanceRe Holdings Ltd.	385,535	34,902
Corrections Corp. of America	1,000,940	34,582
CBOE Holdings Inc.	758,104	34,289

Hospitality Properties Trust	1,208,889	34,212
* SVB Financial Group	394,001	34,030
BRE Properties Inc.	667,548	33,885
Jones Lang LaSalle Inc.	384,410	33,559
National Retail Properties Inc.	1,048,355	33,359
American Financial Group Inc.	615,339	33,265
Brown & Brown Inc.	1,027,814	32,993
Validus Holdings Ltd.	891,420	32,965
Old Republic International Corp.	2,088,489	32,163
Cullen/Frost Bankers Inc.	453,083	31,965
First Niagara Financial Group Inc.	3,060,065	31,733
WP Carey Inc.	483,702	31,296
FirstMerit Corp.	1,426,738	30,974
American Campus Communities Inc.	905,708	30,930
BioMed Realty Trust Inc.	1,661,476	30,887
Two Harbors Investment Corp.	3,161,468	30,698
Omega Healthcare Investors Inc.	1,012,761	30,251
Prosperity Bancshares Inc.	484,935	29,988
* Howard Hughes Corp.	265,393	29,822
Allied World Assurance Co. Holdings AG	299,287	29,746
Commerce Bancshares Inc.	666,380	29,194
Protective Life Corp.	678,525	28,871
Weingarten Realty Investors	969,701	28,441
Home Properties Inc.	491,489	28,383
CBL & Associates Properties Inc.	1,481,159	28,290
Spirit Realty Capital Inc.	3,042,007	27,926
Synovus Financial Corp.	8,456,740	27,907
CNO Financial Group Inc.	1,921,639	27,672
Highwoods Properties Inc.	776,670	27,424
Assured Guaranty Ltd.	1,460,140	27,378
City National Corp.	408,835	27,253
Chimera Investment Corp.	8,883,021	27,004
White Mountains Insurance Group Ltd.	47,233	26,810
LPL Financial Holdings Inc.	699,393	26,794
Tanger Factory Outlet Centers	816,210	26,649
Douglas Emmett Inc.	1,121,767	26,328
* Portfolio Recovery Associates Inc.	438,543	26,286
* Forest City Enterprises Inc. Class A	1,352,721	25,621
Financial Engines Inc.	429,329	25,519
Piedmont Office Realty Trust Inc. Class A	1,448,515	25,146
Prospect Capital Corp.	2,244,095	25,089
RLJ Lodging Trust	1,061,303	24,930
ProAssurance Corp.	534,640	24,091
LaSalle Hotel Properties	832,048	23,730
* Popular Inc.	893,036	23,424
Equity Lifestyle Properties Inc.	684,458	23,388
MFA Financial Inc.	3,134,019	23,348
Mid-America Apartment Communities Inc.	369,433	23,090
First Horizon National Corp.	2,079,554	22,854
First American Financial Corp.	924,436	22,510
Hancock Holding Co.	709,683	22,270
Associated Banc-Corp	1,434,552	22,221
^ Federated Investors Inc. Class B	814,094	22,111
Retail Properties of America Inc.	1,572,953	21,628
* MGIC Investment Corp.	2,919,839	21,256
Post Properties Inc.	472,035	21,251
Aspen Insurance Holdings Ltd.	583,698	21,182

StanCorp Financial Group Inc.	383,878	21,121
* Stifel Financial Corp.	511,079	21,067
CommonWealth REIT	961,359	21,063
Endurance Specialty Holdings Ltd.	391,104	21,010
Bank of Hawaii Corp.	385,498	20,990
Hanover Insurance Group Inc.	378,667	20,948
Radian Group Inc.	1,496,264	20,843
* Altisource Portfolio Solutions SA	148,181	20,747
Geo Group Inc.	622,399	20,695
Sovran Self Storage Inc.	271,775	20,568
Susquehanna Bancshares Inc.	1,618,036	20,306
TCF Financial Corp.	1,421,996	20,306
CapitalSource Inc.	1,702,537	20,226
Webster Financial Corp.	780,355	19,922
EPR Properties	407,722	19,872
CubeSmart	1,100,044	19,625
Fulton Financial Corp.	1,675,743	19,573
American Realty Capital Properties Inc.	1,598,351	19,500
MarketAxess Holdings Inc.	324,640	19,491
DCT Industrial Trust Inc.	2,709,003	19,478
Healthcare Realty Trust Inc.	828,617	19,149
Primerica Inc.	472,595	19,064
NorthStar Realty Finance Corp.	2,026,716	18,808
^ Lexington Realty Trust	1,669,280	18,746
Washington Federal Inc.	894,801	18,504
DiamondRock Hospitality Co.	1,689,696	18,029
Invesco Mortgage Capital Inc.	1,168,851	17,989
Sunstone Hotel Investors Inc.	1,407,919	17,937
Brandywine Realty Trust	1,354,523	17,853
BankUnited Inc.	565,685	17,644
Corporate Office Properties Trust	761,140	17,582
Valley National Bancorp	1,724,314	17,157
UMB Financial Corp.	314,592	17,095
Medical Properties Trust Inc.	1,383,837	16,841
Mack-Cali Realty Corp.	758,789	16,648
ING US Inc.	563,603	16,463
* Texas Capital Bancshares Inc.	353,283	16,240
Glacier Bancorp Inc.	653,582	16,150
Hatteras Financial Corp.	854,388	15,986
Colonial Properties Trust	706,527	15,890
Apollo Investment Corp.	1,942,708	15,833
Healthcare Trust of America Inc. Class A	1,496,541	15,744
Umpqua Holdings Corp.	967,492	15,693
Cousins Properties Inc.	1,524,314	15,685
* St. Joe Co.	797,777	15,652
Erie Indemnity Co. Class A	214,457	15,542
EastGroup Properties Inc.	261,925	15,509
First Financial Bankshares Inc.	262,999	15,470
Ryman Hospitality Properties Inc.	446,485	15,408
Pebblebrook Hotel Trust	532,362	15,284
FNB Corp.	1,254,600	15,218
Kemper Corp.	452,694	15,211
Mercury General Corp.	313,578	15,149
Platinum Underwriters Holdings Ltd.	253,072	15,116
^ Chambers Street Properties	1,711,838	15,030
Symetra Financial Corp.	834,618	14,873
Trustmark Corp.	580,789	14,868

Cathay General Bancorp	634,359	14,825
Capitol Federal Financial Inc.	1,187,413	14,760
Washington REIT	574,903	14,528
BancorpSouth Inc.	724,153	14,440
First Industrial Realty Trust Inc.	887,231	14,435
DuPont Fabros Technology Inc.	558,838	14,401
* First Cash Financial Services Inc.	244,847	14,189
Wintrust Financial Corp.	343,390	14,103
* Strategic Hotels & Resorts Inc.	1,617,247	14,038
^ Redwood Trust Inc.	711,807	14,015
Potlatch Corp.	350,386	13,903
PennyMac Mortgage Investment Trust	608,972	13,811
ARMOUR Residential REIT Inc.	3,233,686	13,581
* Alexander & Baldwin Inc.	372,523	13,418
MB Financial Inc.	473,903	13,383
Iberiabank Corp.	256,986	13,330
Evercore Partners Inc. Class A	267,638	13,176
Bank of the Ozarks Inc.	274,079	13,153
* MBIA Inc.	1,271,623	13,009
First Citizens BancShares Inc. Class A	62,867	12,925
RLI Corp.	147,594	12,903
* Western Alliance Bancorp	675,354	12,784
Home BancShares Inc.	420,690	12,776
Sun Communities Inc.	299,661	12,772
National Health Investors Inc.	220,453	12,542
* Walter Investment Management Corp.	316,282	12,506
Community Bank System Inc.	363,260	12,394
Old National Bancorp	872,116	12,384
Equity One Inc.	565,145	12,354
American Equity Investment Life Holding Co.	580,346	12,315
Home Loan Servicing Solutions Ltd.	558,768	12,298
PacWest Bancorp	357,448	12,282
Glimcher Realty Trust	1,256,072	12,247
PS Business Parks Inc.	163,708	12,216
Selective Insurance Group Inc.	498,424	12,211
PrivateBancorp Inc.	570,081	12,200
CYS Investments Inc.	1,493,808	12,145
Fifth Street Finance Corp.	1,163,112	11,968
First Financial Holdings Inc.	216,111	11,921
Acadia Realty Trust	482,285	11,903
LTC Properties Inc.	310,769	11,803
Colony Financial Inc.	586,746	11,723
Westamerica Bancorporation	231,512	11,515
United Bankshares Inc.	396,617	11,494
Government Properties Income Trust	473,437	11,329
BOK Financial Corp.	178,276	11,294
Greenhill & Co. Inc.	225,557	11,251
* PHH Corp.	464,529	11,028
Cash America International Inc.	243,443	11,023
Janus Capital Group Inc.	1,294,478	11,016
Columbia Banking System Inc.	445,306	10,999
EverBank Financial Corp.	729,661	10,930
CVB Financial Corp.	807,345	10,915
Northwest Bancshares Inc.	814,875	10,773
Pennsylvania REIT	572,253	10,701
International Bancshares Corp.	494,252	10,691
^ Amtrust Financial Services Inc.	271,421	10,602

Montpelier Re Holdings Ltd.	406,423	10,587
* Enstar Group Ltd.	76,131	10,399
Argo Group International Holdings Ltd.	241,761	10,367
Horace Mann Educators Corp.	363,539	10,317
Chesapeake Lodging Trust	434,521	10,229
* Hilltop Holdings Inc.	551,292	10,199
National Penn Bancshares Inc.	1,007,430	10,125
* Nationstar Mortgage Holdings Inc.	179,963	10,119
* WisdomTree Investments Inc.	859,793	9,982
Franklin Street Properties Corp.	777,152	9,901
First Midwest Bancorp Inc.	650,032	9,822
BBCN Bancorp Inc.	711,780	9,794
Capstead Mortgage Corp.	828,458	9,751
* Encore Capital Group Inc.	210,905	9,672
American Capital Mortgage Investment Corp.	484,715	9,578
Kennedy-Wilson Holdings Inc.	512,247	9,507
Education Realty Trust Inc.	1,035,939	9,427
* Credit Acceptance Corp.	84,964	9,415
CNA Financial Corp.	246,587	9,415
American Assets Trust Inc.	308,393	9,409
* Capital Bank Financial Corp.	428,580	9,407
* Virtus Investment Partners Inc.	57,797	9,400
Astoria Financial Corp.	750,833	9,340
Investors Bancorp Inc.	426,694	9,336
Park National Corp.	117,337	9,279
^ Main Street Capital Corp.	309,574	9,266
NBT Bancorp Inc.	397,360	9,131
Hersha Hospitality Trust Class A	1,614,050	9,023
* Pinnacle Financial Partners Inc.	302,048	9,004
* TFS Financial Corp.	737,305	8,826
* World Acceptance Corp.	95,355	8,574
Hercules Technology Growth Capital Inc.	561,604	8,564
Employers Holdings Inc.	282,911	8,414
Ramco-Gershenson Properties Trust	541,838	8,350
* iStar Financial Inc.	682,350	8,215
Interactive Brokers Group Inc.	431,802	8,105
Boston Private Financial Holdings Inc.	727,287	8,073
First Financial Bancorp	526,789	7,991
Provident Financial Services Inc.	487,168	7,897
Retail Opportunity Investments Corp.	568,821	7,861
Sabra Health Care REIT Inc.	340,963	7,846
National Bank Holdings Corp. Class A	381,337	7,833
STAG Industrial Inc.	384,129	7,729
Renasant Corp.	283,758	7,710
Hudson Pacific Properties Inc.	391,412	7,613
Solar Capital Ltd.	342,908	7,602
WesBanco Inc.	254,007	7,552
Investors Real Estate Trust	914,885	7,548
Ashford Hospitality Trust Inc.	606,122	7,480
Independent Bank Corp.	208,335	7,438
* Ezcorp Inc. Class A	439,183	7,413
* Ambac Financial Group Inc.	408,140	7,404
Inland Real Estate Corp.	723,479	7,401
^ Triangle Capital Corp.	250,943	7,370
HFF Inc. Class A	293,918	7,363
Nelnet Inc. Class A	191,341	7,357
* Greenlight Capital Re Ltd. Class A	257,831	7,333

* KCG Holdings Inc. Class A	823,673	7,141
Chemical Financial Corp.	252,005	7,036
Infinity Property & Casualty Corp.	107,529	6,946
* Forestar Group Inc.	319,003	6,868
Resource Capital Corp.	1,154,757	6,859
First Commonwealth Financial Corp.	901,481	6,842
PennantPark Investment Corp.	606,859	6,833
* Eagle Bancorp Inc.	241,126	6,821
Associated Estates Realty Corp.	457,204	6,817
City Holding Co.	157,015	6,789
Parkway Properties Inc.	381,921	6,787
ViewPoint Financial Group Inc.	327,858	6,777
OFG Bancorp	417,672	6,762
CapLease Inc.	793,220	6,734
S&T Bancorp Inc.	273,661	6,628
CoreSite Realty Corp.	195,121	6,622
* Bancorp Inc.	369,736	6,552
First Potomac Realty Trust	520,525	6,543
Sterling Financial Corp.	228,208	6,538
Select Income REIT	251,891	6,499
Blackstone Mortgage Trust Inc. Class A	257,406	6,484
Summit Hotel Properties Inc.	705,442	6,483
Campus Crest Communities Inc.	588,370	6,354
Anworth Mortgage Asset Corp.	1,313,114	6,342
* BofI Holding Inc.	96,976	6,290
Safety Insurance Group Inc.	118,715	6,288
* FelCor Lodging Trust Inc.	1,016,324	6,261
United Fire Group Inc.	203,933	6,214
* eHealth Inc.	192,208	6,201
Alexander's Inc.	21,168	6,057
AMERISAFE Inc.	170,484	6,054
Brookline Bancorp Inc.	641,161	6,033
Maiden Holdings Ltd.	509,126	6,013
Oritani Financial Corp.	362,018	5,959
Saul Centers Inc.	127,091	5,878
Community Trust Bancorp Inc.	143,978	5,844
Cohen & Steers Inc.	163,093	5,759
Berkshire Hills Bancorp Inc.	229,249	5,756
* Investment Technology Group Inc.	365,140	5,740
Hanmi Financial Corp.	340,881	5,648
* Navigators Group Inc.	97,497	5,632
Wilshire Bancorp Inc.	685,354	5,606
Stewart Information Services Corp.	173,083	5,537
Flushing Financial Corp.	297,906	5,496
BlackRock Kelso Capital Corp.	571,708	5,426
* United Community Banks Inc.	361,033	5,415
FBL Financial Group Inc. Class A	119,323	5,358
Getty Realty Corp.	272,392	5,293
* ICG Group Inc.	371,335	5,269
^ TICC Capital Corp.	539,537	5,260
BGC Partners Inc. Class A	930,828	5,259
* Green Dot Corp. Class A	196,614	5,177
TrustCo Bank Corp. NY	865,666	5,159
American National Insurance Co.	52,565	5,153
* American Homes 4 Rent Class A	317,083	5,121
* Piper Jaffray Cos.	149,252	5,118
Excel Trust Inc.	423,315	5,080

Banner Corp.	132,893	5,071
* Ameris Bancorp	274,611	5,047
Simmons First National Corp. Class A	161,143	5,010
Southside Bancshares Inc.	185,746	4,982
Apollo Residential Mortgage Inc.	340,538	4,968
Universal Health Realty Income Trust	117,468	4,918
Altisource Residential Corp.	213,262	4,901
Northfield Bancorp Inc.	396,389	4,812
New Mountain Finance Corp.	328,022	4,727
Urstadt Biddle Properties Inc. Class A	237,227	4,716
Dime Community Bancshares Inc.	280,826	4,676
Sandy Spring Bancorp Inc.	200,909	4,673
FXCM Inc. Class A	236,391	4,669
State Bank Financial Corp.	294,138	4,668
Lakeland Financial Corp.	142,389	4,649
THL Credit Inc.	292,181	4,564
* PICO Holdings Inc.	208,171	4,509
Golub Capital BDC Inc.	252,868	4,385
* Customers Bancorp Inc.	271,216	4,367
Artisan Partners Asset Management Inc.	83,045	4,348
Tompkins Financial Corp.	93,664	4,329
AG Mortgage Investment Trust Inc.	260,046	4,322
* DFC Global Corp.	392,604	4,315
Central Pacific Financial Corp.	240,383	4,255
* NewStar Financial Inc.	230,377	4,209
* Virginia Commerce Bancorp Inc.	269,456	4,185
Silver Bay Realty Trust Corp.	267,136	4,183
Apollo Commercial Real Estate Finance Inc.	272,842	4,166
StellarOne Corp.	183,408	4,127
National Western Life Insurance Co. Class A	20,452	4,127
MCG Capital Corp.	809,275	4,079
Cardinal Financial Corp.	245,707	4,062
* First BanCorp	698,498	3,967
* Taylor Capital Group Inc.	176,810	3,916
Bancfirst Corp.	72,213	3,905
Agree Realty Corp.	128,678	3,884
National Interstate Corp.	139,458	3,878
* Tejon Ranch Co.	124,799	3,849
Rouse Properties Inc.	185,442	3,816
Washington Trust Bancorp Inc.	121,196	3,809
* Safeguard Scientifics Inc.	241,044	3,782
* Southwest Bancorp Inc.	249,051	3,688
Union First Market Bankshares Corp.	155,618	3,637
Great Southern Bancorp Inc.	128,601	3,630
* Metro Bancorp Inc.	172,234	3,619
Kite Realty Group Trust	606,323	3,595
WSFS Financial Corp.	59,601	3,591
GAMCO Investors Inc.	46,869	3,559
^ Provident New York Bancorp	321,806	3,504
First Interstate Bancsystem Inc.	140,787	3,400
HCI Group Inc.	82,536	3,371
Park Sterling Corp.	524,279	3,361
First Merchants Corp.	193,132	3,347
^ Western Asset Mortgage Capital Corp.	208,250	3,330
RAIT Financial Trust	470,300	3,330
First Financial Corp.	104,812	3,309
* OmniAmerican Bancorp Inc.	135,202	3,307

Medley Capital Corp.	237,933	3,281
SY Bancorp Inc.	114,887	3,255
Yadkin Financial Corp.	188,637	3,250
Guaranty Bancorp	237,168	3,247
Monmouth Real Estate Investment Corp. Class A	356,986	3,238
Arrow Financial Corp.	124,401	3,173
TowneBank	219,608	3,167
Univest Corp. of Pennsylvania	167,823	3,163
Republic Bancorp Inc. Class A	114,762	3,162
Capital Southwest Corp.	92,020	3,148
* Beneficial Mutual Bancorp Inc.	314,827	3,139
Arlington Asset Investment Corp. Class A	131,939	3,138
Federal Agricultural Mortgage Corp.	93,069	3,107
* Suffolk Bancorp	175,267	3,106
Winthrop Realty Trust	277,983	3,100
* Phoenix Cos. Inc.	80,129	3,099
MetroCorp Bancshares Inc.	224,297	3,086
* Citizens Inc. Class A	356,165	3,077
German American Bancorp Inc.	120,994	3,051
Sterling Bancorp	221,589	3,042
Meadowbrook Insurance Group Inc.	467,116	3,036
Rockville Financial Inc.	231,339	3,007
MainSource Financial Group Inc.	194,018	2,947
Bank Mutual Corp.	465,093	2,916
OneBeacon Insurance Group Ltd. Class A	193,016	2,849
OceanFirst Financial Corp.	167,004	2,824
^ New York Mortgage Trust Inc.	448,616	2,804
State Auto Financial Corp.	133,777	2,801
Fidelity Southern Corp.	181,129	2,779
Heartland Financial USA Inc.	99,459	2,771
* Sun Bancorp Inc.	709,295	2,717
West Bancorporation Inc.	195,869	2,703
* HomeTrust Bancshares Inc.	161,606	2,666
* Seacoast Banking Corp. of Florida	1,223,740	2,656
* Preferred Bank	148,506	2,642
1st United Bancorp Inc.	360,144	2,640
First Busey Corp.	503,056	2,621
MVC Capital Inc.	200,511	2,619
One Liberty Properties Inc.	128,896	2,614
First Connecticut Bancorp Inc.	176,544	2,595
* Intervest Bancshares Corp. Class A	326,973	2,593
Franklin Financial Corp.	136,050	2,580
Chatham Lodging Trust	144,375	2,579
Camden National Corp.	62,718	2,565
First Bancorp	176,165	2,546
Tree.com Inc.	96,774	2,541
Heritage Commerce Corp.	332,144	2,541
* Kearny Financial Corp.	247,318	2,528
Tower Group International Ltd.	359,234	2,515
* INTL. FCStone Inc.	122,689	2,509
First Financial Northwest Inc.	238,343	2,486
CoBiz Financial Inc.	255,465	2,468
^ KCAP Financial Inc.	274,651	2,466
* Orrstown Financial Services Inc.	140,635	2,454
* Walker & Dunlop Inc.	154,241	2,454
Gladstone Commercial Corp.	136,011	2,443
Financial Institutions Inc.	119,371	2,442

	Diamond Hill Investment Group Inc.	22,741	2,432
	Mercantile Bank Corp.	109,930	2,394
	Medallion Financial Corp.	159,164	2,368
*	Global Indemnity plc	92,814	2,363
	Flagstar Bancorp Inc.	156,217	2,306
*	NewBridge Bancorp	314,987	2,296
	Baldwin & Lyons Inc.	93,517	2,280
^	Fidus Investment Corp.	117,333	2,276
	1st Source Corp.	84,406	2,272
	Westwood Holdings Group Inc.	47,219	2,269
	Thomas Properties Group Inc.	333,706	2,243
*	CommunityOne Bancorp	226,863	2,241
	Hudson Valley Holding Corp.	119,331	2,241
*	Macatawa Bank Corp.	413,825	2,226
	Whitestone REIT	150,347	2,215
	Terreno Realty Corp.	123,398	2,192
*	Ladenburg Thalmann Financial Services Inc.	1,208,128	2,187
	United Financial Bancorp Inc.	134,997	2,183
	Lakeland Bancorp Inc.	193,920	2,182
	Gladstone Capital Corp.	249,008	2,174
	Cedar Realty Trust Inc.	417,938	2,165
	Bryn Mawr Bank Corp.	80,194	2,163
	Marlin Business Services Corp.	86,388	2,156
	CyrusOne Inc.	113,399	2,152
	Crawford & Co. Class B	221,436	2,148
*	Meridian Interstate Bancorp Inc.	97,926	2,134
	GFI Group Inc.	539,683	2,132
*	North Valley Bancorp	112,470	2,126
*	Heritage Oaks Bancorp	325,667	2,084
	National Bankshares Inc.	58,026	2,083
	TCP Capital Corp.	127,800	2,073
	Eastern Insurance Holdings Inc.	84,757	2,069
*	FBR & Co.	76,910	2,062
*	Harris & Harris Group Inc.	680,643	2,042
	Washington Banking Co.	143,957	2,024
*	BBX Capital Corp.	140,798	2,023
	Doral Financial Corp.	104,585	1,995
*	Cowen Group Inc. Class A	575,973	1,987
^	JAVELIN Mortgage Investment Corp.	164,246	1,943
	Trico Bancshares	85,160	1,940
	Territorial Bancorp Inc.	87,825	1,930
	First of Long Island Corp.	49,511	1,924
	Oppenheimer Holdings Inc. Class A	108,080	1,921
	Westfield Financial Inc.	271,606	1,918
	Gain Capital Holdings Inc.	150,633	1,896
*	Pacific Mercantile Bancorp	303,388	1,884
	Calamos Asset Management Inc. Class A	188,135	1,879
	EMC Insurance Group Inc.	61,953	1,870
	Consolidated-Tomoka Land Co.	48,195	1,855
	Citizens & Northern Corp.	92,855	1,852
*,^ GSV Capital Corp.		124,292	1,842
	Aviv REIT Inc.	80,669	1,839
	HomeStreet Inc.	94,557	1,825
*	Pacific Premier Bancorp Inc.	135,123	1,816
*	Roma Financial Corp.	97,499	1,813
	Peoples Bancorp Inc.	86,450	1,805
*	Gramercy Property Trust Inc.	434,160	1,802

	Northrim BanCorp Inc.	74,373	1,792
	CorEnergy Infrastructure Trust Inc.	249,449	1,746
	Ares Commercial Real Estate Corp.	138,700	1,724
*	Bridge Capital Holdings	101,348	1,721
	Tower Financial Corp.	73,761	1,713
	First Community Bancshares Inc.	104,686	1,712
	Heritage Financial Corp.	109,976	1,707
*	United Community Financial Corp.	438,253	1,705
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	149,431	1,704
	Kansas City Life Insurance Co.	38,258	1,692
*	BSB Bancorp Inc.	119,629	1,676
	BNC Bancorp	125,347	1,672
	Penns Woods Bancorp Inc.	33,069	1,647
*	Capital City Bank Group Inc.	139,167	1,639
	Centerstate Banks Inc.	168,828	1,634
*	Hampton Roads Bankshares Inc.	1,143,522	1,624
*	American Safety Insurance Holdings Ltd.	53,737	1,623
*	Waterstone Financial Inc.	158,662	1,610
	BankFinancial Corp.	179,909	1,605
*	ZipRealty Inc.	293,133	1,603
	Simplicity Bancorp Inc.	102,702	1,597
	First Bancorp Inc.	95,020	1,594
	Meta Financial Group Inc.	41,585	1,580
	American National Bankshares Inc.	65,352	1,516
	CNB Financial Corp.	87,321	1,489
	Pzena Investment Management Inc. Class A	209,705	1,422
*	MBT Financial Corp.	371,218	1,422
	NGP Capital Resources Co.	191,198	1,421
	Century Bancorp Inc. Class A	42,568	1,419
*,^ Security National Financial Corp. Class A		232,213	1,407
*	AV Homes Inc.	80,575	1,407
	Cape Bancorp Inc.	150,272	1,376
	Enterprise Financial Services Corp.	81,745	1,372
	AmREIT Inc.	79,012	1,371
	Center Bancorp Inc.	96,047	1,368
	Asta Funding Inc.	153,816	1,367
	Merchants Bancshares Inc.	47,177	1,366
	Arbor Realty Trust Inc.	198,834	1,348
*	Riverview Bancorp Inc.	504,565	1,327
	MicroFinancial Inc.	166,298	1,310
^	Stellus Capital Investment Corp.	87,195	1,306
	Federated National Holding Co.	137,066	1,305
	Unity Bancorp Inc.	174,680	1,303
	Donegal Group Inc. Class B	63,194	1,301
	Manning & Napier Inc.	77,797	1,298
	Pulaski Financial Corp.	125,562	1,295
^	Peoples Federal Bancshares Inc.	74,276	1,294
*	Imperial Holdings Inc.	203,613	1,289
	Home Federal Bancorp Inc.	101,725	1,280
*	Farmers Capital Bank Corp.	58,359	1,276
	Garrison Capital Inc.	86,071	1,272
	Provident Financial Holdings Inc.	75,794	1,259
	CFS Bancorp Inc.	113,187	1,254
	Timberland Bancorp Inc.	138,776	1,249
	MutualFirst Financial Inc.	80,909	1,241
	Gladstone Investment Corp.	174,317	1,229
	Clifton Savings Bancorp Inc.	99,139	1,228

Nicholas Financial Inc.	75,110	1,224
Universal Insurance Holdings Inc.	172,895	1,219
ESB Financial Corp.	95,560	1,218
* Republic First Bancorp Inc.	380,930	1,215
* SWS Group Inc.	217,585	1,214
UMH Properties Inc.	122,011	1,212
* First South Bancorp Inc.	192,141	1,207
AmeriServ Financial Inc.	380,876	1,200
ESSA Bancorp Inc.	111,135	1,158
PennantPark Floating Rate Capital Ltd.	83,342	1,148
Fox Chase Bancorp Inc.	64,911	1,129
JMP Group Inc.	179,790	1,113
* MPG Office Trust Inc.	354,789	1,110
Bank of Commerce Holdings	192,071	1,102
Heritage Financial Group Inc.	63,161	1,100
* First United Corp.	132,833	1,091
Chicopee Bancorp Inc.	61,671	1,086
* PVF Capital Corp.	233,145	961
* NASB Financial Inc.	34,883	957
* Southcoast Financial Corp.	167,772	956
First Defiance Financial Corp.	39,632	927
* Carolina Bank Holdings Inc.	86,992	926
Pacific Continental Corp.	69,517	911
New Hampshire Thrift Bancshares Inc.	67,166	909
Firstbank Corp.	46,094	897
Donegal Group Inc. Class A	63,053	882
Peapack Gladstone Financial Corp.	47,218	876
Old Line Bancshares Inc.	65,743	876
* Community Bankers Trust Corp.	236,942	872
TF Financial Corp.	31,291	864
Gyrodyne Co. of America Inc.	11,254	843
Peoples Bancorp of North Carolina Inc.	68,148	842
Bank of Marin Bancorp	19,763	821
Bridge Bancorp Inc.	37,769	812
Independence Holding Co.	55,094	787
* American Residential Properties Inc.	44,000	775
* PennyMac Financial Services Inc. Class A	41,100	772
* United Security Bancshares	182,010	768
Ames National Corp.	33,397	760
* Independent Bank Corp.	74,309	743
Hawthorn Bancshares Inc.	52,943	737
Sierra Bancorp	46,020	724
Ocean Shore Holding Co.	49,411	723
PMC Commercial Trust	81,171	720
C&F Financial Corp.	14,795	716
Ohio Valley Banc Corp.	34,561	697
* BCSB Bancorp Inc.	28,790	695
* Consumer Portfolio Services Inc.	117,078	694
Middleburg Financial Corp.	35,897	692
Urstadt Biddle Properties Inc.	38,700	666
* Regional Management Corp.	20,700	658
* VantageSouth Bancshares Inc.	122,099	648
Solar Senior Capital Ltd.	35,280	638
* Camco Financial Corp.	157,311	634
* American River Bankshares	72,581	628
BCB Bancorp Inc.	57,260	614
* Louisiana Bancorp Inc.	34,271	613

Citizens Community Bancorp Inc.	83,110	603
* Home Bancorp Inc.	33,321	602
* Rexford Industrial Realty Inc.	44,343	599
US Global Investors Inc. Class A	207,104	592
* Summit Financial Group Inc.	68,467	592
Investors Title Co.	7,827	588
* Shore Bancshares Inc.	61,223	539
* Oak Valley Bancorp	66,347	529
Banc of California Inc.	38,075	527
Berkshire Bancorp Inc.	65,445	525
* Old Second Bancorp Inc.	88,795	505
* ASB Bancorp Inc.	29,456	505
* Firsthand Technology Value Fund Inc.	20,600	504
* Hallmark Financial Services Inc.	54,686	485
Bank of Kentucky Financial Corp.	17,658	482
* Colony Bankcorp Inc.	80,138	469
Norwood Financial Corp.	16,139	460
* Jefferson Bancshares Inc.	78,123	455
* OBA Financial Services Inc.	23,817	453
* 1st Constitution Bancorp	43,079	452
Teche Holding Co.	9,765	446
* Prudential Bancorp Inc. of Pennsylvania	42,406	437
* Guaranty Federal Bancshares Inc.	36,149	428
* Maui Land & Pineapple Co. Inc.	104,528	422
Citizens Holding Co.	22,634	411
MidWestOne Financial Group Inc.	15,228	392
* Eastern Virginia Bankshares Inc.	64,035	391
Bar Harbor Bankshares	10,605	390
Federal Agricultural Mortgage Corp. Class A	12,788	388
Preferred Apartment Communities Inc. Class A	47,686	387
QC Holdings Inc.	158,879	375
* Parke Bancorp Inc.	42,387	375
* Stratus Properties Inc.	27,859	371
* Cascade Bancorp	62,684	365
* HMN Financial Inc.	46,647	362
Southern National Bancorp of Virginia Inc.	36,675	352
Hampden Bancorp Inc.	21,407	343
* First Federal Bancshares of Arkansas Inc.	36,314	340
* Atlanticus Holdings Corp.	91,683	339
HF Financial Corp.	26,106	335
Sotherly Hotels Inc.	67,221	318
* CU Bancorp	16,930	309
* First Marblehead Corp.	369,881	303
Central Valley Community Bancorp	29,772	302
FedFirst Financial Corp.	15,141	296
Monarch Financial Holdings Inc.	24,717	290
* BRT Realty Trust	39,982	286
Armada Hoffler Properties Inc.	28,800	285
* First Acceptance Corp.	147,808	259
CIFC Corp.	32,062	253
SB Financial Group Inc.	31,319	247
* Xenith Bankshares Inc.	40,283	245
* Investors Capital Holdings Ltd.	46,740	244
Premier Financial Bancorp Inc.	20,738	241
First Bancshares Inc.	16,469	231
Codorus Valley Bancorp Inc.	12,387	227
Gleacher & Co. Inc.	16,187	223

First Savings Financial Group Inc.	9,746	219
Horizon Bancorp	9,268	216
NB&T Financial Group Inc.	9,807	216
First Citizens Banc Corp.	29,098	200
Two River Bancorp	26,479	198
Cheviot Financial Corp.	17,498	190
First Clover Leaf Financial Corp.	21,799	188
Union Bankshares Inc.	8,739	184
* Anchor Bancorp Inc.	10,700	184
Georgetown Bancorp Inc.	12,400	180
SI Financial Group Inc.	15,247	173
^ Supertel Hospitality Inc.	26,365	168
Old Point Financial Corp.	12,862	166
IMPAC Mortgage Holdings Inc.	17,001	162
MidSouth Bancorp Inc.	9,974	155
Farmers National Banc Corp.	23,917	151
* New Century Bancorp Inc.	21,884	148
United Bancshares Inc.	11,489	146
Saratoga Investment Corp.	7,651	144
Valley Financial Corp.	13,798	140
* Southern First Bancshares Inc.	10,419	139
* InterGroup Corp.	6,300	124
IF Bancorp Inc.	7,557	122
Wolverine Bancorp Inc.	5,954	118
Glen Burnie Bancorp	9,147	110
Enterprise Bancorp Inc.	5,747	109
* Hamilton Bancorp Inc.	6,700	99
Greene County Bancorp Inc.	3,483	98
* Severn Bancorp Inc.	19,055	98
Resource America Inc. Class A	12,100	97
FS Bancorp Inc.	5,340	91
Life Partners Holdings Inc.	40,287	89
* First Financial Service Corp.	22,276	87
Laporte Bancorp Inc.	8,278	87
* Magyar Bancorp Inc.	10,365	77
* Naugatuck Valley Financial Corp.	10,037	75
United Community Bancorp	7,174	74
Peoples Financial Corp.	6,186	71
United Bancorp Inc.	9,360	62
* 1st Century Bancshares Inc.	8,013	62
Bank of South Carolina Corp.	4,282	62
Kentucky First Federal Bancorp	7,514	61
Eagle Bancorp Montana Inc.	5,462	60
* Atlantic Coast Financial Corp.	15,224	58
* Sussex Bancorp	8,387	55
Northeast Community Bancorp Inc.	8,054	54
Southwest Georgia Financial Corp.	5,535	54
* Royal Bancshares of Pennsylvania Inc.	40,173	53
* First Security Group Inc.	24,656	51
* Tejon Ranch Co. Warrants Exp. 08/31/2016	17,984	50
Oconee Federal Financial Corp.	2,383	40
Malvern Bancorp Inc.	3,103	40
Madison County Financial Inc.	2,107	37
Salisbury Bancorp Inc.	1,341	35
* First Capital Bancorp Inc.	8,224	33
* Porter Bancorp Inc.	26,941	32
* Jacksonville Bancorp Inc.	53,840	26

Fauquier Bankshares Inc.	1,931	25
* Community West Bancshares	4,500	25
Mackinac Financial Corp.	2,200	20
* Rand Capital Corp.	6,050	18
QCR Holdings Inc.	1,100	17
River Valley Bancorp	669	16
* State Investors Bancorp Inc.	1,013	16
ACNB Corp.	948	16
Mid Penn Bancorp Inc.	1,384	16
First West Virginia Bancorp	916	15
* Presidential Realty Corp. Class B	46,000	14
* Polonia Bancorp Inc.	1,200	12
First Capital Inc.	511	11
First Business Financial Services Inc.	332	11
Elmira Savings Bank	392	10
* Central Federal Corp.	6,416	9
Auburn National Bancorporation Inc.	359	9
CKX Lands Inc.	399	6
* SP Bancorp Inc.	300	6
* Patriot National Bancorp Inc.	3,120	4
* Village Bank and Trust Financial Corp.	2,400	4
First Internet Bancorp	150	4
Summit State Bank	400	4
* Transcontinental Realty Investors Inc.	400	4
* Siebert Financial Corp.	1,836	3
Oneida Financial Corp.	194	3
Stewardship Financial Corp.	400	2
* American Spectrum Realty Inc.	100	—
		7,221,117
Health Care (10.6%)
HCA Holdings Inc.	2,321,296	99,235
* BioMarin Pharmaceutical Inc.	1,211,994	87,530
* Illumina Inc.	1,081,506	87,418
* Pharmacyclics Inc.	575,739	79,694
* Henry Schein Inc.	748,247	77,593
^ ResMed Inc.	1,228,878	64,909
* Mettler-Toledo International Inc.	259,069	62,200
Universal Health Services Inc. Class B	773,006	57,968
Cooper Cos. Inc.	423,365	54,906
Omnicare Inc.	894,871	49,665
* Hologic Inc.	2,339,335	48,307
* Incyte Corp. Ltd.	1,191,648	45,461
* IDEXX Laboratories Inc.	454,145	45,256
* Endo Health Solutions Inc.	987,898	44,890
* MEDNAX Inc.	437,967	43,972
* Jazz Pharmaceuticals plc	460,165	42,321
* Seattle Genetics Inc.	957,524	41,968
* Covance Inc.	483,168	41,775
* Alkermes plc	1,173,790	39,463
* Medivation Inc.	650,573	38,995
* Isis Pharmaceuticals Inc.	998,535	37,485
* Cubist Pharmaceuticals Inc.	571,607	36,326
* Salix Pharmaceuticals Ltd.	533,392	35,673
* athenahealth Inc.	318,776	34,606
Community Health Systems Inc.	820,026	34,031
* Sirona Dental Systems Inc.	491,353	32,886
* United Therapeutics Corp.	396,995	31,303

*	Centene Corp.	472,279	30,207
*	Ariad Pharmaceuticals Inc.	1,600,131	29,442
	Teleflex Inc.	355,496	29,250
*	Align Technology Inc.	607,374	29,227
*	Alnylam Pharmaceuticals Inc.	453,184	29,008
*	Health Management Associates Inc. Class A	2,249,431	28,793
	Questcor Pharmaceuticals Inc.	477,116	27,673
*	WellCare Health Plans Inc.	376,458	26,254
	HealthSouth Corp.	754,654	26,020
*	NPS Pharmaceuticals Inc.	806,712	25,662
	West Pharmaceutical Services Inc.	603,348	24,828
*	Celldex Therapeutics Inc.	700,177	24,807
*	Theravance Inc.	601,806	24,608
*	PAREXEL International Corp.	485,998	24,412
	Techne Corp.	286,710	22,954
*	Brookdale Senior Living Inc. Class A	868,763	22,848
*	Team Health Holdings Inc.	601,675	22,828
*	Cepheid Inc.	583,057	22,763
*	ViroPharma Inc.	566,501	22,263
*	Mallinckrodt plc	498,807	21,992
	STERIS Corp.	510,786	21,943
*	Health Net Inc.	686,341	21,757
*	Medidata Solutions Inc.	216,700	21,438
*	VCA Antech Inc.	766,087	21,037
*	Allscripts Healthcare Solutions Inc.	1,369,976	20,372
*	Bio-Rad Laboratories Inc. Class A	173,038	20,342
*	Alere Inc.	664,388	20,310
*	Charles River Laboratories International Inc.	424,106	19,619
*	Bruker Corp.	938,876	19,388
*	LifePoint Hospitals Inc.	411,042	19,167
	Owens & Minor Inc.	547,164	18,926
*	Thoratec Corp.	497,416	18,549
	Hill-Rom Holdings Inc.	507,196	18,173
*	Medicines Co.	540,256	18,109
*	ACADIA Pharmaceuticals Inc.	657,530	18,062
*	Aegerion Pharmaceuticals Inc.	210,232	18,019
*	Haemonetics Corp.	444,274	17,718
*	Insulet Corp.	475,484	17,232
*,^ Myriad Genetics Inc.		695,510	16,344
*	MWI Veterinary Supply Inc.	109,349	16,332
*	HMS Holdings Corp.	758,993	16,326
*	DexCom Inc.	573,894	16,201
*,^ Opko Health Inc.		1,837,628	16,190
*	Magellan Health Services Inc.	232,150	13,920
*	Pacira Pharmaceuticals Inc.	287,785	13,840
*	MedAssets Inc.	528,879	13,444
	Air Methods Corp.	302,580	12,890
*	Sarepta Therapeutics Inc.	270,011	12,753
*	Neogen Corp.	205,397	12,472
*	ImmunoGen Inc.	730,793	12,438
*	Santarus Inc.	542,990	12,255
*	Akorn Inc.	622,418	12,249
*	Acorda Therapeutics Inc.	351,828	12,061
*	Acadia Healthcare Co. Inc.	301,861	11,902
	Masimo Corp.	445,084	11,857
*	Volcano Corp.	494,361	11,825
*	Amsurg Corp. Class A	291,661	11,579

^	Chemed Corp.	161,280	11,532
*	InterMune Inc.	740,151	11,376
*	Impax Laboratories Inc.	553,752	11,357
*	Wright Medical Group Inc.	420,621	10,970
*	Cyberonics Inc.	216,023	10,961
*	Clovis Oncology Inc.	179,930	10,936
*	Ironwood Pharmaceuticals Inc. Class A	918,922	10,889
*	MAKO Surgical Corp.	368,279	10,868
*	Nektar Therapeutics	1,000,731	10,458
*,^ Arena Pharmaceuticals Inc.		1,933,488	10,189
*	Hanger Inc.	300,511	10,145
*	NuVasive Inc.	402,661	9,861
	Cantel Medical Corp.	297,154	9,464
	Analogic Corp.	112,558	9,302
*	ArthroCare Corp.	256,388	9,122
*	Quintiles Transnational Holdings Inc.	200,288	8,989
	Meridian Bioscience Inc.	379,425	8,973
*	Puma Biotechnology Inc.	165,874	8,901
*	HeartWare International Inc.	120,217	8,801
*	Molina Healthcare Inc.	244,974	8,721
*	Halozyme Therapeutics Inc.	785,832	8,676
*,^ Vivus Inc.		919,299	8,568
*	Endologix Inc.	530,392	8,555
*,^ Exelixis Inc.		1,465,074	8,527
	CONMED Corp.	250,006	8,498
*	Globus Medical Inc.	472,844	8,256
*,^ MannKind Corp.		1,429,367	8,147
*	Raptor Pharmaceutical Corp.	542,033	8,098
	Abaxis Inc.	190,832	8,034
*	Dyax Corp.	1,167,129	8,007
*	Synageva BioPharma Corp.	126,190	7,989
*	Ligand Pharmaceuticals Inc. Class B	184,438	7,982
*	ICU Medical Inc.	116,944	7,944
	Quality Systems Inc.	364,750	7,926
*	IPC The Hospitalist Co. Inc.	153,592	7,835
*	Quidel Corp.	265,257	7,533
*	Keryx Biopharmaceuticals Inc.	740,217	7,476
*	Exact Sciences Corp.	633,033	7,476
*	Greatbatch Inc.	218,551	7,437
*	Integra LifeSciences Holdings Corp.	184,166	7,413
*	Omnicell Inc.	311,571	7,378
*	Auxilium Pharmaceuticals Inc.	400,747	7,306
*	ExamWorks Group Inc.	279,261	7,258
	Ensign Group Inc.	174,201	7,161
*	Luminex Corp.	347,291	6,946
*	Infinity Pharmaceuticals Inc.	395,636	6,904
*	HealthStream Inc.	181,604	6,879
*	Array BioPharma Inc.	1,086,536	6,758
*,^ Bio-Reference Labs Inc.		224,424	6,706
*	Emeritus Corp.	357,216	6,619
	Kindred Healthcare Inc.	491,168	6,596
*	AVANIR Pharmaceuticals Inc.	1,533,897	6,504
*	NxStage Medical Inc.	487,023	6,409
*	Neurocrine Biosciences Inc.	551,112	6,239
*	Spectranetics Corp.	370,450	6,216
*	ABIOMED Inc.	320,846	6,119
*	Lexicon Pharmaceuticals Inc.	2,540,196	6,020

*,^ Sangamo Biosciences Inc.		574,086	6,016
	Computer Programs & Systems Inc.	102,223	5,980
*	Momenta Pharmaceuticals Inc.	414,844	5,970
*	Idenix Pharmaceuticals Inc.	1,112,399	5,796
*	Orexigen Therapeutics Inc.	939,211	5,767
*	AMN Healthcare Services Inc.	416,770	5,735
*	Optimer Pharmaceuticals Inc.	444,346	5,599
*	Immunomedics Inc.	888,614	5,501
*	Geron Corp.	1,630,358	5,462
*	Healthways Inc.	292,272	5,410
*	Astex Pharmaceuticals Inc.	632,094	5,360
*	Genomic Health Inc.	171,208	5,236
*	Capital Senior Living Corp.	245,126	5,184
*	Affymetrix Inc.	820,473	5,087
*	Corvel Corp.	136,340	5,040
*	Vanguard Health Systems Inc.	234,847	4,934
	Invacare Corp.	284,318	4,910
*	BioScrip Inc.	558,215	4,901
*	BioCryst Pharmaceuticals Inc.	662,301	4,822
*,^ Accuray Inc.		651,766	4,817
*	Antares Pharma Inc.	1,179,304	4,788
*	Repros Therapeutics Inc.	176,509	4,730
*	Cerus Corp.	702,851	4,716
*	Depomed Inc.	620,514	4,641
*	Merit Medical Systems Inc.	369,234	4,479
*	Accretive Health Inc.	489,838	4,467
	US Physical Therapy Inc.	143,428	4,458
	Landauer Inc.	86,860	4,452
*	Amedisys Inc.	258,427	4,450
*	Staar Surgical Co.	327,901	4,440
*	Endocyte Inc.	326,238	4,349
*	Onyx Pharmaceuticals Inc.	34,366	4,284
	National Healthcare Corp.	90,296	4,268
*,^ Dendreon Corp.		1,421,669	4,166
*	Novavax Inc.	1,315,357	4,157
*	Furiex Pharmaceuticals Inc.	94,443	4,155
*	Natus Medical Inc.	288,878	4,096
*	AMAG Pharmaceuticals Inc.	190,183	4,085
*	Curis Inc.	902,437	4,025
	Spectrum Pharmaceuticals Inc.	475,937	3,993
*	AngioDynamics Inc.	301,903	3,985
*	TESARO Inc.	102,796	3,982
*	Insmed Inc.	248,029	3,872
*	Emergent Biosolutions Inc.	201,201	3,833
*,^ Navidea Biopharmaceuticals Inc.		1,428,475	3,785
*	Cardiovascular Systems Inc.	188,330	3,776
	Hi-Tech Pharmacal Co. Inc.	86,865	3,748
*	Orthofix International NV	177,069	3,694
	Select Medical Holdings Corp.	450,782	3,638
*,^ ZIOPHARM Oncology Inc.		916,350	3,620
*	Rigel Pharmaceuticals Inc.	1,005,312	3,599
*	LHC Group Inc.	151,202	3,547
*	Vanda Pharmaceuticals Inc.	323,353	3,547
*,^ Osiris Therapeutics Inc.		212,351	3,534
*	Fluidigm Corp.	160,919	3,531
*	XOMA Corp.	770,712	3,453
*	Albany Molecular Research Inc.	266,756	3,438

*	TearLab Corp.	310,004	3,429
*	Providence Service Corp.	119,198	3,420
*	OraSure Technologies Inc.	564,378	3,392
*	PharMerica Corp.	254,406	3,376
*	Cambrex Corp.	250,268	3,304
*	Repligen Corp.	293,921	3,260
*	Tornier NV	166,753	3,223
*	Intercept Pharmaceuticals Inc.	46,100	3,182
*,^ Neuralstem Inc.		1,172,740	3,178
*	Cynosure Inc. Class A	139,097	3,173
*	Gentiva Health Services Inc.	261,221	3,145
*	Synergy Pharmaceuticals Inc.	648,895	2,965
*	SurModics Inc.	123,431	2,935
	Universal American Corp.	379,209	2,890
*	Chelsea Therapeutics International Ltd.	957,301	2,881
*	Triple-S Management Corp. Class B	154,815	2,847
*	Alliance HealthCare Services Inc.	101,861	2,821
*	Cadence Pharmaceuticals Inc.	445,172	2,809
*	Sequenom Inc.	1,023,095	2,732
*	Lannett Co. Inc.	124,745	2,722
*	GenMark Diagnostics Inc.	220,915	2,684
	Atrion Corp.	10,351	2,679
*	Symmetry Medical Inc.	326,906	2,668
*,^ Ampio Pharmaceuticals Inc.		353,851	2,654
*	Anika Therapeutics Inc.	109,617	2,626
*	Sagent Pharmaceuticals Inc.	126,974	2,590
*,^ Synta Pharmaceuticals Corp.		376,866	2,378
*	Dynavax Technologies Corp.	1,952,271	2,343
*,^ Unilife Corp.		703,914	2,337
*	XenoPort Inc.	403,367	2,291
*	Cytokinetics Inc.	301,843	2,291
*,^ Rockwell Medical Inc.		200,403	2,287
*	Progenics Pharmaceuticals Inc.	453,785	2,283
*,^ Peregrine Pharmaceuticals Inc.		1,586,556	2,237
*,^ NewLink Genetics Corp.		118,102	2,218
*	Vascular Solutions Inc.	128,899	2,166
*,^ Inovio Pharmaceuticals Inc.		1,041,380	2,156
*	Sucampo Pharmaceuticals Inc. Class A	345,006	2,153
*	Sciclone Pharmaceuticals Inc.	420,559	2,132
*	Greenway Medical Technologies	103,125	2,130
	CryoLife Inc.	301,867	2,113
*,^ MEI Pharma Inc.		180,864	2,051
*,^ MiMedx Group Inc.		490,068	2,044
*	Prothena Corp. plc	100,400	2,031
*	Cytori Therapeutics Inc.	868,554	2,024
*	Threshold Pharmaceuticals Inc.	432,635	2,012
*	Harvard Bioscience Inc.	376,097	1,978
*	Vocera Communications Inc.	104,495	1,944
*	Rochester Medical Corp.	97,260	1,941
*	Achillion Pharmaceuticals Inc.	640,657	1,935
*	Arqule Inc.	826,771	1,926
*,^ Galena Biopharma Inc.		824,675	1,872
*	BioDelivery Sciences International Inc.	344,033	1,868
*	Stemline Therapeutics Inc.	41,187	1,865
*	Chindex International Inc.	109,390	1,865
*	AtriCure Inc.	169,128	1,857
*,^ AcelRx Pharmaceuticals Inc.		171,429	1,846

*	KYTHERA Biopharmaceuticals Inc.	40,175	1,836
*,^ Omeros Corp.		188,271	1,836
*	Five Star Quality Care Inc.	334,338	1,729
*	Zogenix Inc.	926,873	1,724
*,^ Catalyst Pharmaceutical Partners Inc.		562,073	1,714
*	Targacept Inc.	322,278	1,711
*	Sunesis Pharmaceuticals Inc.	342,049	1,697
*,^ ImmunoCellular Therapeutics Ltd.		641,639	1,649
*	Merrimack Pharmaceuticals Inc.	425,827	1,618
*,^ Accelerate Diagnostics Inc.		119,670	1,605
	Almost Family Inc.	82,058	1,594
*	Anacor Pharmaceuticals Inc.	144,256	1,532
	Psychemedics Corp.	115,494	1,530
*	Durect Corp.	1,140,664	1,528
*,^ Oncothyreon Inc.		731,943	1,508
*	Cross Country Healthcare Inc.	243,464	1,475
*	Cutera Inc.	160,876	1,432
*	SIGA Technologies Inc.	364,520	1,400
*,^ NeoStem Inc.		161,258	1,379
*,^ Savient Pharmaceuticals Inc.		2,199,649	1,373
*	RTI Surgical Inc.	366,590	1,371
*,^ Organovo Holdings Inc.		233,878	1,349
*	Alphatec Holdings Inc.	684,988	1,349
	Simulations Plus Inc.	275,993	1,328
*	National Research Corp. Class A	70,149	1,321
*,^ Celsion Corp.		1,114,729	1,282
*,^ Cell Therapeutics Inc.		774,957	1,271
	Enzon Pharmaceuticals Inc.	706,876	1,188
*	Cyclacel Pharmaceuticals Inc.	273,051	1,166
*	Amicus Therapeutics Inc.	497,297	1,154
*	Cleveland Biolabs Inc.	735,255	1,147
*	Hyperion Therapeutics Inc.	43,300	1,131
*	Corcept Therapeutics Inc.	708,901	1,127
*	Pozen Inc.	195,732	1,122
	Utah Medical Products Inc.	18,407	1,094
	Pain Therapeutics Inc.	381,468	1,038
*	Envision Healthcare Holdings Inc.	39,855	1,037
*,^ PharmAthene Inc.		479,678	1,007
*	Vical Inc.	796,230	995
*	Synergetics USA Inc.	213,690	972
*,^ Supernus Pharmaceuticals Inc.		132,308	970
*	Sunshine Heart Inc.	82,977	961
*	BioTelemetry Inc.	94,715	939
*	Zalicus Inc.	775,238	930
*	Digirad Corp.	362,665	914
*	RadNet Inc.	373,069	899
*,^ Biotime Inc.		235,417	895
*	Merge Healthcare Inc.	341,358	891
	LeMaitre Vascular Inc.	132,140	885
*	Horizon Pharma Inc.	261,619	884
*,^ Biolase Inc.		461,584	882
*	Durata Therapeutics Inc.	96,842	875
*	Solta Medical Inc.	395,596	823
*	PhotoMedex Inc.	51,423	818
*	Exactech Inc.	40,053	807
*	Hansen Medical Inc.	429,111	768
*	Theragenics Corp.	349,203	761

*	Nanosphere Inc.	377,153	754
*	Portola Pharmaceuticals Inc.	27,929	747
*	AVEO Pharmaceuticals Inc.	360,131	745
*	Iridex Corp.	124,615	739
*,^ GTx Inc.		360,741	725
*	Columbia Laboratories Inc.	97,047	706
*,^ Alexza Pharmaceuticals Inc.		134,498	689
*	BioSpecifics Technologies Corp.	35,296	687
*	Derma Sciences Inc.	55,415	686
*	Cardica Inc.	526,562	685
*	Premier Inc. Class A	20,987	665
*,^ Acura Pharmaceuticals Inc.		347,407	660
*,^ Apricus Biosciences Inc.		314,675	658
*,^ Bluebird Bio Inc.		23,800	642
*	Enzo Biochem Inc.	253,661	639
*	Synthetic Biologics Inc.	378,759	636
*	OncoGenex Pharmaceutical Inc.	66,063	612
*	Coronado Biosciences Inc.	86,710	609
*	Zeltiq Aesthetics Inc.	65,162	591
*	Cempra Inc.	51,331	590
*	Palatin Technologies Inc.	865,720	584
*	Skilled Healthcare Group Inc.	132,719	579
*,^ Anthera Pharmaceuticals Inc. Class A		138,906	558
*	Medical Action Industries Inc.	83,183	552
*	AdCare Health Systems Inc.	135,530	549
*	Icad Inc.	101,374	534
*	Verastem Inc.	42,860	533
*	pSivida Corp.	127,464	524
*	Uroplasty Inc.	157,785	522
*	Codexis Inc.	280,678	494
*	Heska Corp.	82,386	494
*	Fonar Corp.	84,467	487
*	TrovaGene Inc.	67,034	481
*	PDI Inc.	95,770	462
*	Cellular Dynamics International Inc.	24,750	456
*	Medgenics Inc.	58,101	453
*	Foundation Medicine Inc.	11,416	453
*	Agios Pharmaceuticals Inc.	16,160	452
*	Discovery Laboratories Inc.	228,757	448
*	ChemoCentryx Inc.	79,505	442
*	Transcept Pharmaceuticals Inc.	129,739	413
*	Hemispherx Biopharma Inc.	1,716,241	403
*,^ Novabay Pharmaceuticals Inc.		235,841	403
*,^ BSD Medical Corp.		293,101	402
*	Chimerix Inc.	17,476	384
*	Pacific Biosciences of California Inc.	67,700	374
*	Cel-Sci Corp.	217,669	370
*	Bovie Medical Corp.	128,896	363
*,^ Rexahn Pharmaceuticals Inc.		779,754	351
*	LCA-Vision Inc.	95,864	345
*,^ Bacterin International Holdings Inc.		506,800	340
*	Cumberland Pharmaceuticals Inc.	73,721	334
*	Pernix Therapeutics Holdings	118,747	324
	MGC Diagnostics Corp.	29,309	321
*	Mast Therapeutics Inc.	716,278	314
*	Retractable Technologies Inc.	97,255	302
*	Agenus Inc.	106,756	296

*	Epizyme Inc.	7,000	281
*,^ Stereotaxis Inc.		83,104	277
	Biota Pharmaceuticals Inc.	64,786	271
*	Cornerstone Therapeutics Inc.	28,390	267
*	EnteroMedics Inc.	212,170	265
*	Ophthotech Corp.	8,880	264
*	IsoRay Inc.	406,044	264
*	Vision Sciences Inc.	254,570	249
*	BIND Therapeutics Inc.	16,930	239
*	Authentidate Holding Corp.	264,899	236
*	Hooper Holmes Inc.	466,668	219
*	Onconova Therapeutics Inc.	8,083	214
*	Ventrus Biosciences Inc.	73,128	211
*	Entremed Inc.	119,606	209
*	PTC Therapeutics Inc.	9,536	205
*	iBio Inc.	459,496	200
*	Oculus Innovative Sciences Inc.	72,362	199
*,^ Galectin Therapeutics Inc.		19,819	198
*,^ MELA Sciences Inc.		269,340	195
*	Sharps Compliance Corp.	63,085	194
*,^ Opexa Therapeutics Inc.		87,158	191
*,^ Athersys Inc.		115,952	190
*	TG Therapeutics Inc.	36,508	186
*,^ Biodel Inc.		58,911	186
*,^ MediciNova Inc.		71,942	181
*,^ Delcath Systems Inc.		547,732	180
*	Baxano Surgical Inc.	127,801	178
*	NeoGenomics Inc.	58,177	175
*,^ BG Medicine Inc.		185,274	170
*	Alimera Sciences Inc.	43,663	164
*,^ StemCells Inc.		96,504	162
*	Arrowhead Research Corp.	28,201	160
*	Aastrom Biosciences Inc.	539,511	149
*	ERBA Diagnostics Inc.	98,100	141
*	OncoMed Pharmaceuticals Inc.	8,579	131
*	Bioanalytical Systems Inc.	86,496	117
*	CytRx Corp.	35,261	114
*	Vermillion Inc.	43,524	112
*	Regulus Therapeutics Inc.	9,982	94
*	ProPhase Labs Inc.	52,286	94
*	ANI Pharmaceuticals Inc.	9,549	93
*	American Caresource Holdings Inc.	51,566	92
*	CAS Medical Systems Inc.	66,116	89
*	Escalon Medical Corp.	59,011	87
*	Lpath Inc. Class A	14,808	83
*	Ocera Therapeutics Inc.	9,085	77
*	VirtualScopics Inc.	16,180	76
*	Misonix Inc.	15,828	74
*	Venaxis Inc.	34,036	66
*	Chembio Diagnostics Inc.	17,355	63
*	Urologix Inc.	160,918	55
*	NuPathe Inc.	21,502	52
*	SunLink Health Systems Inc.	59,900	45
*	Ligand Pharmaceuticals Inc. TR Beta Contingent Value Rights	395,811	40
*	Ligand Pharmaceuticals Inc. Glucagon Contingent Value Rights	395,811	40
*,^ CombiMatrix Corp.		9,624	28
*	Metabolix Inc.	20,961	26

*	Allied Healthcare Products Inc.	10,415	24
*,^ Wright Medical Group Inc. Rights Exp. 12/31/2049		52,493	19
*	Telik Inc.	14,700	18
^	Cardium Therapeutics Inc.	15,324	17
*	ARCA Biopharma Inc.	10,323	16
	Ligand Pharmaceuticals Inc. General Contingent Value Rights	395,811	14
*	Response Genetics Inc.	5,975	13
*	Ligand Pharmaceuticals Inc. Roche Contingent Value Rights	395,811	10
*	Oxygen Biotherapeutics Inc.	2,210	3
*	NeuroMetrix Inc.	1,751	3
*	DARA Biosciences Inc.	5,069	2
*	GenVec Inc.	800	1
	Maxygen Inc.	143	—
			3,503,131
Industrials (14.2%)
*	United Continental Holdings Inc.	3,082,306	94,658
*	Verisk Analytics Inc. Class A	1,296,311	84,208
*	Hertz Global Holdings Inc.	3,230,258	71,583
	Chicago Bridge & Iron Co. NV	928,226	62,906
*	B/E Aerospace Inc.	852,119	62,903
*	IHS Inc. Class A	533,554	60,921
	Fortune Brands Home & Security Inc.	1,435,967	59,779
	Towers Watson & Co. Class A	556,203	59,491
	TransDigm Group Inc.	427,233	59,257
	JB Hunt Transport Services Inc.	789,897	57,607
	Wabtec Corp.	832,182	52,319
	Manpowergroup Inc.	677,203	49,260
	Hubbell Inc. Class B	466,007	48,810
	Waste Connections Inc.	1,068,176	48,506
	Lincoln Electric Holdings Inc.	710,502	47,334
	AGCO Corp.	783,222	47,322
*	United Rentals Inc.	806,955	47,037
	IDEX Corp.	706,771	46,117
*	WABCO Holdings Inc.	541,505	45,627
	Donaldson Co. Inc.	1,168,743	44,564
*	Colfax Corp.	762,555	43,077
*	Kirby Corp.	491,039	42,499
*	Sensata Technologies Holding NV	1,105,696	42,315
	KBR Inc.	1,280,284	41,788
	Timken Co.	690,271	41,692
	Graco Inc.	530,441	39,284
	Carlisle Cos. Inc.	551,885	38,792
	Nordson Corp.	522,151	38,446
	Alaska Air Group Inc.	603,934	37,818
*	Oshkosh Corp.	752,470	36,856
*	Owens Corning	956,578	36,331
	URS Corp.	647,875	34,823
*	Middleby Corp.	165,282	34,529
*	Genesee & Wyoming Inc. Class A	369,411	34,344
	Acuity Brands Inc.	370,545	34,098
	MSC Industrial Direct Co. Inc. Class A	416,366	33,871
*	Hexcel Corp.	866,633	33,625
	SPX Corp.	391,942	33,174
	Babcock & Wilcox Co.	959,376	32,350
*	Terex Corp.	962,691	32,346
*	Chart Industries Inc.	262,335	32,278
	Valmont Industries Inc.	231,614	32,174

	Triumph Group Inc.	449,583	31,570
*,^ US Airways Group Inc.		1,659,917	31,472
	Trinity Industries Inc.	679,540	30,817
*	Copart Inc.	966,404	30,722
	Kennametal Inc.	672,915	30,685
	AO Smith Corp.	671,749	30,363
	Lennox International Inc.	397,104	29,886
*	WESCO International Inc.	381,840	29,222
	Huntington Ingalls Industries Inc.	430,346	29,005
	ITT Corp.	780,641	28,064
*	Clean Harbors Inc.	476,672	27,962
*	Old Dominion Freight Line Inc.	603,357	27,748
*	Teledyne Technologies Inc.	323,593	27,483
*	AECOM Technology Corp.	871,479	27,251
	Alliant Techsystems Inc.	276,844	27,009
*	Avis Budget Group Inc.	934,074	26,929
	Toro Co.	494,057	26,852
	Regal-Beloit Corp.	389,513	26,460
	KAR Auction Services Inc.	931,947	26,290
	Crane Co.	421,720	26,007
	Exelis Inc.	1,627,817	25,573
	Generac Holdings Inc.	591,544	25,223
	EnerSys Inc.	411,551	24,952
	RR Donnelley & Sons Co.	1,570,558	24,815
	Actuant Corp. Class A	633,290	24,597
	Covanta Holding Corp.	1,128,960	24,137
	CLARCOR Inc.	431,371	23,954
*	MRC Global Inc.	879,227	23,563
*	USG Corp.	806,896	23,061
*	Moog Inc. Class A	391,764	22,985
*	Foster Wheeler AG	865,693	22,802
	EMCOR Group Inc.	580,085	22,699
	Manitowoc Co. Inc.	1,154,429	22,604
	Landstar System Inc.	395,075	22,116
	Watsco Inc.	232,817	21,948
*	Esterline Technologies Corp.	271,270	21,672
*	Spirit Airlines Inc.	627,812	21,515
	Woodward Inc.	523,529	21,376
*,^ Navistar International Corp.		581,821	21,225
*	Spirit Aerosystems Holdings Inc. Class A	875,385	21,219
	Corporate Executive Board Co.	290,356	21,086
	Con-way Inc.	488,392	21,045
	HEICO Corp.	309,071	20,936
	Curtiss-Wright Corp.	406,914	19,109
*	Swift Transportation Co.	944,696	19,073
	GATX Corp.	399,345	18,977
*	Advisory Board Co.	318,276	18,931
	Applied Industrial Technologies Inc.	364,842	18,789
	Air Lease Corp. Class A	676,521	18,713
*	DigitalGlobe Inc.	589,160	18,629
	Deluxe Corp.	435,682	18,151
	Harsco Corp.	697,428	17,366
*,^ Polypore International Inc.		403,222	16,520
*	Armstrong World Industries Inc.	299,057	16,436
*	MasTec Inc.	523,910	15,874
	Healthcare Services Group Inc.	613,755	15,810
*	Beacon Roofing Supply Inc.	422,709	15,585

	United Stationers Inc.	344,853	15,001
	Herman Miller Inc.	507,321	14,804
	Rollins Inc.	555,600	14,729
	Mine Safety Appliances Co.	283,754	14,645
*	Tetra Tech Inc.	557,595	14,436
	UniFirst Corp.	136,424	14,245
	HNI Corp.	392,350	14,195
	Watts Water Technologies Inc. Class A	246,811	13,913
	Barnes Group Inc.	394,334	13,770
	TAL International Group Inc.	292,613	13,674
	General Cable Corp.	430,099	13,656
	Allegiant Travel Co. Class A	128,884	13,579
	Mueller Industries Inc.	243,106	13,534
*	Trimas Corp.	360,008	13,428
*	Proto Labs Inc.	175,010	13,369
*	FTI Consulting Inc.	352,409	13,321
	Franklin Electric Co. Inc.	337,042	13,279
*	On Assignment Inc.	402,183	13,272
*	WageWorks Inc.	260,506	13,143
*	RBC Bearings Inc.	198,937	13,108
*	JetBlue Airways Corp.	1,879,529	12,518
	ABM Industries Inc.	463,416	12,336
	Brady Corp. Class A	402,032	12,262
	Brink's Co.	425,661	12,046
	Simpson Manufacturing Co. Inc.	366,118	11,924
	UTi Worldwide Inc.	788,046	11,907
*	Mobile Mini Inc.	349,125	11,891
*	Hub Group Inc. Class A	302,669	11,874
*	Orbital Sciences Corp.	544,415	11,531
*	Huron Consulting Group Inc.	211,556	11,130
	Forward Air Corp.	274,062	11,058
	Mueller Water Products Inc. Class A	1,367,376	10,925
*	EnPro Industries Inc.	181,311	10,917
	Raven Industries Inc.	329,914	10,791
	G&K Services Inc. Class A	177,889	10,743
	Interface Inc. Class A	527,245	10,461
	Acacia Research Corp.	447,119	10,311
*	HD Supply Holdings Inc.	459,932	10,105
	Kaydon Corp.	283,833	10,082
*	Atlas Air Worldwide Holdings Inc.	218,242	10,063
	CIRCOR International Inc.	160,438	9,976
	Granite Construction Inc.	325,179	9,950
	Tennant Co.	160,458	9,948
*	Nortek Inc.	144,442	9,925
	Cubic Corp.	182,195	9,780
	AZZ Inc.	233,007	9,754
	Aircastle Ltd.	558,678	9,727
	Matson Inc.	369,372	9,689
*,^ SolarCity Corp.		276,970	9,583
	Werner Enterprises Inc.	408,510	9,531
*	Korn/Ferry International	444,106	9,504
	Lindsay Corp.	114,946	9,382
	AMERCO	50,848	9,363
	Kaman Corp.	245,906	9,310
*	II-VI Inc.	493,058	9,279
	AAR Corp.	339,053	9,266
	Knight Transportation Inc.	541,287	8,942

*	TrueBlue Inc.	371,628	8,923
	Steelcase Inc. Class A	535,684	8,903
*,^ GenCorp Inc.		551,921	8,847
	Hyster-Yale Materials Handling Inc.	97,773	8,767
	Albany International Corp.	243,094	8,720
*	GrafTech International Ltd.	1,015,833	8,584
	Exponent Inc.	119,024	8,551
*	Dycom Industries Inc.	302,690	8,472
	Briggs & Stratton Corp.	413,810	8,326
*	Aegion Corp. Class A	348,627	8,273
*	Rush Enterprises Inc. Class A	309,942	8,217
*	Taser International Inc.	541,419	8,073
	ESCO Technologies Inc.	241,901	8,038
	Sun Hydraulics Corp.	215,612	7,816
*	Wesco Aircraft Holdings Inc.	371,832	7,782
	AAON Inc.	292,002	7,756
	Apogee Enterprises Inc.	261,156	7,751
	Universal Forest Products Inc.	182,144	7,668
	McGrath RentCorp	213,263	7,614
	Insperity Inc.	199,075	7,485
*	Federal Signal Corp.	573,628	7,383
	Knoll Inc.	434,277	7,357
	Primoris Services Corp.	287,028	7,311
*	Wabash National Corp.	626,132	7,301
*	Navigant Consulting Inc.	465,319	7,194
	Titan International Inc.	487,949	7,144
	John Bean Technologies Corp.	283,914	7,064
*	H&E Equipment Services Inc.	265,333	7,047
*	Tutor Perini Corp.	329,962	7,035
*	DXP Enterprises Inc.	89,056	7,033
*	Team Inc.	176,335	7,009
	Standex International Corp.	117,785	6,996
*	Meritor Inc.	886,188	6,965
	Astec Industries Inc.	193,047	6,942
*	ACCO Brands Corp.	1,038,376	6,895
	SkyWest Inc.	474,608	6,891
*	Saia Inc.	218,532	6,814
	Encore Wire Corp.	172,029	6,785
	Comfort Systems USA Inc.	403,396	6,781
*	Trex Co. Inc.	135,843	6,728
	Arkansas Best Corp.	260,264	6,681
	Altra Holdings Inc.	248,049	6,675
	Quad/Graphics Inc.	215,357	6,538
	Quanex Building Products Corp.	339,881	6,400
	Heartland Express Inc.	429,704	6,098
*	ICF International Inc.	166,867	5,909
	Resources Connection Inc.	431,837	5,860
*	Rexnord Corp.	276,158	5,744
	Gorman-Rupp Co.	142,941	5,735
	Griffon Corp.	448,843	5,629
*	Greenbrier Cos. Inc.	225,493	5,576
*	Blount International Inc.	448,997	5,437
	US Ecology Inc.	174,136	5,247
*	Consolidated Graphics Inc.	93,411	5,237
	American Science & Engineering Inc.	85,060	5,130
	Barrett Business Services Inc.	75,880	5,107
	Viad Corp.	198,931	4,963

*	Thermon Group Holdings Inc.	213,389	4,931
	Kforce Inc.	278,559	4,928
*	Roadrunner Transportation Systems Inc.	169,174	4,777
	Kelly Services Inc. Class A	244,860	4,767
*	MYR Group Inc.	195,640	4,754
*	Columbus McKinnon Corp.	192,313	4,621
*	Powell Industries Inc.	75,353	4,618
*,^ XPO Logistics Inc.		212,287	4,600
*	Kratos Defense & Security Solutions Inc.	534,249	4,424
	Celadon Group Inc.	234,151	4,372
*	RPX Corp.	245,951	4,312
	Kadant Inc.	127,058	4,268
*	Standard Parking Corp.	154,499	4,154
	Marten Transport Ltd.	239,460	4,107
	Ennis Inc.	226,138	4,080
	HEICO Corp. Class A	80,937	4,058
*	American Woodmark Corp.	115,356	3,997
	Aceto Corp.	254,264	3,972
*	Republic Airways Holdings Inc.	333,141	3,964
	LB Foster Co. Class A	84,801	3,879
	Multi-Color Corp.	111,378	3,779
	Great Lakes Dredge & Dock Corp.	509,244	3,779
*	Gibraltar Industries Inc.	262,534	3,744
*	Astronics Corp.	74,687	3,713
	Michael Baker Corp.	91,338	3,696
	Alamo Group Inc.	75,496	3,693
*	Engility Holdings Inc.	116,357	3,692
	Heidrick & Struggles International Inc.	192,262	3,665
*	Aerovironment Inc.	155,605	3,594
	National Presto Industries Inc.	50,779	3,575
*	Air Transport Services Group Inc.	472,436	3,539
*	Lydall Inc.	204,247	3,507
*	CBIZ Inc.	468,142	3,483
	Ceco Environmental Corp.	241,740	3,404
*,^ Capstone Turbine Corp.		2,878,665	3,397
*	Park-Ohio Holdings Corp.	86,852	3,337
*	Northwest Pipe Co.	101,263	3,330
*	GP Strategies Corp.	125,259	3,284
*	Layne Christensen Co.	162,748	3,248
*	Ducommun Inc.	112,690	3,232
	American Railcar Industries Inc.	82,050	3,219
*	Hawaiian Holdings Inc.	418,923	3,117
	West Corp.	140,193	3,108
	Global Power Equipment Group Inc.	154,103	3,099
	Graham Corp.	81,273	2,936
*	Accuride Corp.	559,070	2,874
*	Furmanite Corp.	287,605	2,847
*	EnerNOC Inc.	189,701	2,844
	Douglas Dynamics Inc.	187,082	2,756
*	InnerWorkings Inc.	278,909	2,739
	Dynamic Materials Corp.	116,796	2,707
*	Costa Inc.	141,361	2,689
	Houston Wire & Cable Co.	194,358	2,618
*,^ ExOne Co.		61,400	2,616
	Kimball International Inc. Class B	234,991	2,606
	FreightCar America Inc.	124,951	2,584
	NN Inc.	164,562	2,561

*	Orion Marine Group Inc.	245,812	2,559
*	Energy Recovery Inc.	352,703	2,557
	Coleman Cable Inc.	119,303	2,518
	VSE Corp.	53,516	2,513
*,^ Titan Machinery Inc.		155,888	2,505
	Insteel Industries Inc.	149,567	2,408
	CDI Corp.	157,137	2,406
*	CAI International Inc.	101,225	2,356
*,^ Odyssey Marine Exploration Inc.		763,128	2,297
*	PowerSecure International Inc.	142,888	2,293
*	Mistras Group Inc.	130,350	2,216
*	Pendrell Corp.	1,128,023	2,188
*	Echo Global Logistics Inc.	104,243	2,183
*,^ YRC Worldwide Inc.		128,473	2,169
*	KEYW Holding Corp.	160,450	2,158
*	Pacer International Inc.	344,799	2,134
*	Franklin Covey Co.	114,259	2,051
*	Edgen Group Inc.	267,803	2,035
	Pike Electric Corp.	176,366	1,996
*	Builders FirstSource Inc.	332,854	1,957
	Intersections Inc.	215,104	1,886
*	NCI Building Systems Inc.	148,034	1,886
*	Vicor Corp.	228,843	1,872
	Twin Disc Inc.	69,364	1,812
	Argan Inc.	82,358	1,809
*	Commercial Vehicle Group Inc.	222,114	1,768
*	Patrick Industries Inc.	57,833	1,738
	Schawk Inc. Class A	114,357	1,697
	Ampco-Pittsburgh Corp.	94,379	1,691
*,^ FuelCell Energy Inc.		1,279,651	1,651
	LSI Industries Inc.	194,288	1,640
*	Xerium Technologies Inc.	141,272	1,637
*	CRA International Inc.	87,724	1,633
*	Cenveo Inc.	550,929	1,625
	Preformed Line Products Co.	22,204	1,597
	International Shipholding Corp.	56,822	1,559
*	Performant Financial Corp.	141,992	1,551
	Universal Truckload Services Inc.	57,202	1,525
	PAM Transportation Services Inc.	85,339	1,493
	Miller Industries Inc.	85,479	1,451
*	PGT Inc.	144,618	1,433
*,^ Power Solutions International Inc.		23,763	1,405
	NL Industries Inc.	123,544	1,402
*	ARC Document Solutions Inc.	294,480	1,352
*	Sterling Construction Co. Inc.	141,783	1,312
	Courier Corp.	81,319	1,286
*	Flow International Corp.	315,236	1,258
*	American Superconductor Corp.	536,918	1,256
*	Tecumseh Products Co. Class A	139,667	1,250
*	Quality Distribution Inc.	132,424	1,224
*	Ameresco Inc. Class A	121,222	1,215
*	Casella Waste Systems Inc. Class A	209,903	1,207
*	LMI Aerospace Inc.	89,195	1,192
*	Patriot Transportation Holding Inc.	34,975	1,183
*	USA Truck Inc.	128,629	1,153
*	CPI Aerostructures Inc.	96,915	1,123
*	Willis Lease Finance Corp.	70,407	1,108

*	BlueLinx Holdings Inc.	533,925	1,041
	Hurco Cos. Inc.	40,210	1,040
	Allied Motion Technologies Inc.	128,498	1,040
	Baltic Trading Ltd.	210,827	1,031
	Hardinge Inc.	66,364	1,025
*	Active Power Inc.	344,211	1,002
*	TRC Cos. Inc.	133,600	989
*	Rand Logistics Inc.	193,713	945
	TMS International Corp. Class A	52,743	920
	Innovative Solutions & Support Inc.	115,439	919
*	Astronics Corp. Class B	18,109	903
*	Magnetek Inc.	50,100	887
*	Supreme Industries Inc. Class A	137,574	878
*	API Technologies Corp.	293,596	860
	SIFCO Industries Inc.	46,392	854
*	PMFG Inc.	107,380	795
*	Ply Gem Holdings Inc.	56,400	788
*,^ Genco Shipping & Trading Ltd.		198,165	779
*	Swisher Hygiene Inc.	1,176,492	714
*	Mfri Inc.	61,557	703
*	Lawson Products Inc.	67,897	700
*	Dolan Co.	295,489	668
*	Hudson Global Inc.	201,628	653
	Providence and Worcester Railroad Co.	31,838	642
^	Acorn Energy Inc.	103,247	609
*	Hill International Inc.	179,068	591
*	Manitex International Inc.	51,159	559
*	Key Technology Inc.	38,521	535
	Omega Flex Inc.	28,118	531
	Ecology and Environment Inc.	45,100	525
*,^ Revolution Lighting Technologies Inc.		201,900	517
	Eastern Co.	31,545	510
*	Fuel Tech Inc.	116,591	508
*	Sparton Corp.	19,389	494
*,^ Real Goods Solar Inc. Class A		164,260	460
*	Hudson Technologies Inc.	212,882	432
*	Global Brass & Copper Holdings Inc.	24,414	428
*	Heritage-Crystal Clean Inc.	23,754	428
	LS Starrett Co. Class A	36,454	401
*	Ultralife Corp.	98,312	393
*	Virco Manufacturing Corp.	188,287	391
*	Innotrac Corp.	74,779	390
*	Orion Energy Systems Inc.	101,795	383
*	Integrated Electrical Services Inc.	94,024	382
*	Gencor Industries Inc.	41,010	352
*,^ Eagle Bulk Shipping Inc.		48,748	350
*	Metalico Inc.	233,872	327
*	Arotech Corp.	169,743	297
	RCM Technologies Inc.	47,961	289
*	Jewett-Cameron Trading Co. Ltd.	23,964	264
*	American Electric Technologies Inc.	37,160	263
*	Lightbridge Corp.	138,689	248
*,^ Ascent Solar Technologies Inc.		281,332	248
*	Covenant Transportation Group Inc. Class A	39,032	247
	Sypris Solutions Inc.	79,234	247
*,^ Enphase Energy Inc.		29,613	241
*	Taylor Devices Inc.	27,295	236

*	Astrotech Corp.	304,120	228
	Mastech Holdings Inc.	19,414	220
*	Perma-Fix Environmental Services	305,178	220
*	Ocean Power Technologies Inc.	123,481	210
*	Transcat Inc.	25,670	201
*	AMREP Corp.	21,268	185
*	Versar Inc.	42,809	177
	Servotronics Inc.	19,902	177
*	Adept Technology Inc.	23,162	167
*	Breeze-Eastern Corp.	15,615	154
*	National Technical Systems Inc.	6,109	140
*	Rush Enterprises Inc. Class B	5,550	126
*	Luna Innovations Inc.	86,079	119
*	UniTek Global Services Inc.	94,665	113
*	Essex Rental Corp.	30,245	104
*	Tecumseh Products Co. Class B	11,900	103
*	ZBB Energy Corp.	271,560	51
	Hubbell Inc. Class A	500	47
*	Lime Energy Co.	88,932	44
*	Altair Nanotechnologies Inc.	12,362	32
*	Industrial Services of America Inc.	13,228	25
*	DLH Holdings Corp.	17,157	21
*	CTPartners Executive Search Inc.	2,973	14
*,^ Spherix Inc.		1,456	12
*	General Finance Corp.	1,811	10
*	Plug Power Inc.	10,400	8
*	Innovaro Inc.	36,380	5
*	Universal Power Group Inc.	800	1
			4,713,013
Information Technology (17.6%)
*	Facebook Inc. Class A	14,157,747	711,285
*	LinkedIn Corp. Class A	786,265	193,468
	Avago Technologies Ltd. Class A	2,135,474	92,082
*	Alliance Data Systems Corp.	421,597	89,155
*	Equinix Inc.	426,933	78,406
	Maxim Integrated Products Inc.	2,517,822	75,031
*	FleetCor Technologies Inc.	629,968	69,397
*	ANSYS Inc.	799,101	69,138
*	Trimble Navigation Ltd.	2,220,604	65,974
*	Cree Inc.	1,038,937	62,534
	Activision Blizzard Inc.	3,673,413	61,236
*	VMware Inc. Class A	743,129	60,119
*	NCR Corp.	1,434,795	56,832
*	Rackspace Hosting Inc.	984,781	51,957
*	Synopsys Inc.	1,335,622	50,353
	Avnet Inc.	1,186,396	49,485
*	Gartner Inc.	805,865	48,352
*	Concur Technologies Inc.	407,146	44,990
*	ServiceNow Inc.	862,872	44,826
*,^ 3D Systems Corp.		817,155	44,118
*	Nuance Communications Inc.	2,304,345	43,080
*	Arrow Electronics Inc.	866,702	42,061
*	Splunk Inc.	690,978	41,486
*	CoStar Group Inc.	245,874	41,282
*	Skyworks Solutions Inc.	1,624,071	40,342
	Jack Henry & Associates Inc.	737,662	38,071
^	FactSet Research Systems Inc.	348,815	38,056

* Informatica Corp.	936,342	36,489
* Ultimate Software Group Inc.	246,914	36,395
IAC/InterActiveCorp	660,149	36,090
* Pandora Media Inc.	1,365,629	34,318
* TIBCO Software Inc.	1,321,515	33,818
Global Payments Inc.	653,434	33,377
* CommVault Systems Inc.	379,814	33,359
* Cadence Design Systems Inc.	2,455,935	33,155
* MICROS Systems Inc.	662,732	33,097
Broadridge Financial Solutions Inc.	1,029,313	32,681
FEI Co.	360,834	31,681
Solera Holdings Inc.	594,818	31,448
* Brocade Communications Systems Inc.	3,866,871	31,128
* Ingram Micro Inc.	1,320,438	30,436
* WEX Inc.	335,836	29,470
* PTC Inc.	1,033,429	29,380
Leidos Holdings Inc.	627,975	28,585
* ON Semiconductor Corp.	3,896,636	28,445
* NetSuite Inc.	261,127	28,186
* Aspen Technology Inc.	810,017	27,986
* NeuStar Inc. Class A	556,313	27,526
* Atmel Corp.	3,695,891	27,497
MAXIMUS Inc.	589,452	26,549
* Vantiv Inc. Class A	939,912	26,261
National Instruments Corp.	841,434	26,026
* Qlik Technologies Inc.	759,238	25,996
Lender Processing Services Inc.	737,499	24,537
Belden Inc.	376,967	24,145
* Fortinet Inc.	1,180,526	23,917
* Guidewire Software Inc.	495,859	23,360
* ViaSat Inc.	361,389	23,039
AOL Inc.	663,630	22,948
Cognex Corp.	714,438	22,405
* CoreLogic Inc.	826,553	22,358
* Ciena Corp.	891,496	22,270
* Workday Inc. Class A	269,104	21,779
* VeriFone Systems Inc.	944,260	21,586
* Tyler Technologies Inc.	246,396	21,552
* SS&C Technologies Holdings Inc.	553,230	21,078
Compuware Corp.	1,855,665	20,783
* Riverbed Technology Inc.	1,419,853	20,716
* Sourcefire Inc.	269,207	20,438
* Anixter International Inc.	230,634	20,217
* Advanced Micro Devices Inc.	5,283,800	20,078
* Zebra Technologies Corp.	438,897	19,983
* Zynga Inc. Class A	5,421,129	19,950
* Cornerstone OnDemand Inc.	386,400	19,876
* Yelp Inc.	298,512	19,756
* SolarWinds Inc.	561,548	19,688
DST Systems Inc.	260,358	19,634
* Microsemi Corp.	805,479	19,533
Mentor Graphics Corp.	832,312	19,451
j2 Global Inc.	375,985	18,619
* ACI Worldwide Inc.	341,909	18,484
* Cavium Inc.	445,969	18,374
* Finisar Corp.	810,813	18,349
* Acxiom Corp.	640,291	18,178

	Lexmark International Inc. Class A	541,146	17,858
*	Hittite Microwave Corp.	272,808	17,828
*	Palo Alto Networks Inc.	387,193	17,741
*	Semtech Corp.	588,266	17,642
	Plantronics Inc.	379,088	17,457
*	SunEdison Inc.	2,122,733	16,918
*	ARRIS Group Inc.	991,326	16,912
*	Verint Systems Inc.	455,607	16,885
*	Rovi Corp.	878,499	16,841
	Fair Isaac Corp.	304,290	16,821
	Convergys Corp.	896,894	16,817
	IPG Photonics Corp.	298,418	16,804
*	Aruba Networks Inc.	983,151	16,360
*	Tech Data Corp.	326,514	16,296
*	Infoblox Inc.	389,571	16,292
*	Dealertrack Technologies Inc.	378,548	16,217
	Diebold Inc.	551,926	16,205
*,^ Zillow Inc. Class A		192,018	16,201
*	Euronet Worldwide Inc.	406,776	16,190
*	Polycom Inc.	1,466,590	16,015
*	Manhattan Associates Inc.	166,921	15,933
*	EchoStar Corp. Class A	361,059	15,865
*	International Rectifier Corp.	630,347	15,614
	Blackbaud Inc.	395,466	15,439
*	Fairchild Semiconductor International Inc. Class A	1,103,121	15,322
	Littelfuse Inc.	193,480	15,134
*	Sapient Corp.	954,815	14,866
*	Vishay Intertechnology Inc.	1,142,731	14,730
^	Dolby Laboratories Inc. Class A	425,026	14,668
*	Silicon Laboratories Inc.	339,728	14,510
*	Itron Inc.	338,172	14,484
*	Cardtronics Inc.	388,178	14,401
	Power Integrations Inc.	262,885	14,235
*	SYNNEX Corp.	227,230	13,963
*	CACI International Inc. Class A	201,145	13,901
*	OpenTable Inc.	198,289	13,876
*	Take-Two Interactive Software Inc.	762,768	13,852
*	Trulia Inc.	294,446	13,848
*	RF Micro Devices Inc.	2,432,103	13,717
*	TiVo Inc.	1,094,257	13,613
	ADTRAN Inc.	503,314	13,408
	InterDigital Inc.	355,986	13,289
*	Synaptics Inc.	295,308	13,076
	Coherent Inc.	211,675	13,007
	Heartland Payment Systems Inc.	322,494	12,809
*	Electronics For Imaging Inc.	401,317	12,714
*	Sanmina Corp.	724,258	12,667
*	Veeco Instruments Inc.	338,463	12,601
*	ValueClick Inc.	603,836	12,590
*	Cirrus Logic Inc.	549,516	12,463
	NIC Inc.	537,577	12,423
	Intersil Corp. Class A	1,100,563	12,359
*	PMC - Sierra Inc.	1,853,141	12,268
	MKS Instruments Inc.	460,380	12,242
*	Entegris Inc.	1,204,430	12,225
*	Web.com Group Inc.	377,625	12,212
*	OSI Systems Inc.	162,629	12,111

*	Science Applications International Corp.	358,842	12,111
*	Progress Software Corp.	467,923	12,110
*	Infinera Corp.	1,053,877	11,919
*,^ WebMD Health Corp.		409,701	11,717
*	Universal Display Corp.	364,840	11,686
	Advent Software Inc.	364,200	11,563
	Cypress Semiconductor Corp.	1,231,704	11,504
*	Integrated Device Technology Inc.	1,179,306	11,109
*	TriQuint Semiconductor Inc.	1,353,397	11,003
*	Plexus Corp.	291,796	10,855
*	NETGEAR Inc.	350,482	10,816
*	Benchmark Electronics Inc.	471,981	10,804
	Syntel Inc.	134,109	10,742
*	Fusion-io Inc.	764,398	10,235
*	RealPage Inc.	431,048	9,983
	Monotype Imaging Holdings Inc.	347,530	9,960
	EVERTEC Inc.	439,563	9,763
*	Synchronoss Technologies Inc.	252,813	9,622
*	Unisys Corp.	381,448	9,609
*	Rambus Inc.	1,017,465	9,564
*,^ GT Advanced Technologies Inc.		1,085,985	9,242
*	Rogers Corp.	154,953	9,217
*	BroadSoft Inc.	254,886	9,184
*	Bottomline Technologies de Inc.	327,277	9,124
	MTS Systems Corp.	140,596	9,047
*,^ SunPower Corp. Class A		345,727	9,044
	Monolithic Power Systems Inc.	297,555	9,010
*	Interactive Intelligence Group Inc.	139,195	8,837
*	Sonus Networks Inc.	2,602,323	8,796
*	ScanSource Inc.	254,136	8,793
*	comScore Inc.	296,182	8,580
	Methode Electronics Inc.	306,163	8,573
*	Applied Micro Circuits Corp.	663,826	8,563
*	SPS Commerce Inc.	127,363	8,523
*	MicroStrategy Inc. Class A	81,698	8,477
*	Blucora Inc.	367,195	8,438
*	Netscout Systems Inc.	325,808	8,331
*	QLogic Corp.	759,445	8,308
*	Demandware Inc.	176,312	8,169
*	Cray Inc.	338,707	8,153
	Tessera Technologies Inc.	419,433	8,116
*	Cabot Microelectronics Corp.	210,145	8,095
*	Diodes Inc.	326,628	8,002
*	Kulicke & Soffa Industries Inc.	688,665	7,954
*,^ Angie's List Inc.		352,697	7,936
*,^ InvenSense Inc.		447,120	7,878
	CSG Systems International Inc.	311,294	7,798
*	ATMI Inc.	293,101	7,773
*,^ VirnetX Holding Corp.		380,993	7,772
*	Ixia	492,678	7,720
*	Freescale Semiconductor Ltd.	461,549	7,685
*	Ultratech Inc.	252,483	7,650
*	ExlService Holdings Inc.	265,984	7,575
*	OmniVision Technologies Inc.	493,280	7,552
*,^ Liquidity Services Inc.		225,019	7,552
*	Ruckus Wireless Inc.	447,420	7,530
*	Measurement Specialties Inc.	137,631	7,465

* Imperva Inc.	175,193	7,362
* Move Inc.	432,709	7,334
* PROS Holdings Inc.	213,346	7,294
* EPAM Systems Inc.	206,663	7,130
* Harmonic Inc.	923,303	7,100
* Bankrate Inc.	341,987	7,035
Tellabs Inc.	3,067,817	6,964
* iGATE Corp.	250,451	6,953
* Stamps.com Inc.	150,965	6,934
* Insight Enterprises Inc.	366,019	6,925
* Checkpoint Systems Inc.	412,007	6,881
* Exar Corp.	503,082	6,746
United Online Inc.	841,801	6,718
* Constant Contact Inc.	280,453	6,644
* FARO Technologies Inc.	155,808	6,570
Booz Allen Hamilton Holding Corp.	338,822	6,546
* Emulex Corp.	827,347	6,420
* Comverse Inc.	200,222	6,397
* Sykes Enterprises Inc.	357,127	6,396
* Tangoe Inc.	266,993	6,370
* LogMeIn Inc.	204,250	6,342
ManTech International Corp. Class A	218,748	6,291
* Rofin-Sinar Technologies Inc.	257,860	6,243
Badger Meter Inc.	131,581	6,119
Pegasystems Inc.	151,867	6,046
AVX Corp.	453,853	5,959
* Digital River Inc.	327,748	5,857
* Advanced Energy Industries Inc.	333,005	5,834
Brooks Automation Inc.	609,769	5,677
* Virtusa Corp.	194,045	5,639
Park Electrochemical Corp.	193,073	5,532
CTS Corp.	349,230	5,507
* TeleTech Holdings Inc.	219,379	5,504
* Newport Corp.	351,715	5,497
* Perficient Inc.	293,541	5,389
* Envestnet Inc.	172,030	5,333
* Volterra Semiconductor Corp.	231,708	5,329
* Ellie Mae Inc.	164,073	5,252
* Accelrys Inc.	506,647	4,996
* Silicon Graphics International Corp.	304,177	4,943
Black Box Corp.	155,871	4,776
* Active Network Inc.	332,569	4,759
* Monster Worldwide Inc.	1,076,226	4,757
* Lattice Semiconductor Corp.	1,065,914	4,754
EarthLink Inc.	954,845	4,726
* Proofpoint Inc.	146,727	4,713
* ServiceSource International Inc.	386,885	4,674
* TTM Technologies Inc.	476,492	4,646
* Global Cash Access Holdings Inc.	589,051	4,600
Cass Information Systems Inc.	85,932	4,586
Micrel Inc.	500,454	4,559
* Silicon Image Inc.	850,626	4,542
Forrester Research Inc.	123,243	4,530
* Spansion Inc. Class A	440,011	4,440
Epiq Systems Inc.	334,538	4,423
* CalAmp Corp.	248,647	4,384
* LivePerson Inc.	460,358	4,346

*	Dice Holdings Inc.	501,838	4,271
	Comtech Telecommunications Corp.	174,631	4,247
	Daktronics Inc.	371,452	4,157
*	Callidus Software Inc.	451,039	4,136
*	XO Group Inc.	309,548	3,999
*	Anaren Inc.	154,655	3,944
*	PDF Solutions Inc.	182,935	3,887
*	Amkor Technology Inc.	904,028	3,878
*	Extreme Networks Inc.	732,517	3,824
*	Tableau Software Inc. Class A	53,441	3,807
*	Procera Networks Inc.	245,637	3,805
*	Ceva Inc.	220,455	3,803
*	SciQuest Inc.	168,408	3,782
*	Responsys Inc.	228,827	3,776
*	DTS Inc.	174,435	3,663
*	FormFactor Inc.	529,442	3,632
*	Internap Network Services Corp.	516,157	3,587
*	Super Micro Computer Inc.	262,592	3,555
*	Entropic Communications Inc.	811,024	3,552
*	Oplink Communications Inc.	187,714	3,533
*	Photronics Inc.	447,753	3,506
*	CDW Corp.	153,334	3,501
*	Calix Inc.	274,378	3,493
*	Rudolph Technologies Inc.	305,402	3,482
*	Actuate Corp.	471,354	3,464
*	Marketo Inc.	108,631	3,463
	Electro Scientific Industries Inc.	291,570	3,414
*	Shutterstock Inc.	46,106	3,353
	Ubiquiti Networks Inc.	95,000	3,191
*	support.com Inc.	562,658	3,066
	IXYS Corp.	316,630	3,055
^	Ebix Inc.	303,425	3,016
*	Immersion Corp.	228,644	3,016
	Electro Rent Corp.	164,018	2,975
	Supertex Inc.	116,364	2,949
*	LTX-Credence Corp.	438,496	2,885
*	Quantum Corp.	2,089,988	2,884
*	Seachange International Inc.	248,394	2,849
*	Jive Software Inc.	225,737	2,822
*	Nanometrics Inc.	173,798	2,802
*,^ Parkervision Inc.		824,431	2,762
*	ShoreTel Inc.	453,533	2,739
*	Zix Corp.	559,817	2,738
*	MoneyGram International Inc.	137,477	2,692
*,^ RealD Inc.		382,794	2,680
*	Mercury Systems Inc.	266,834	2,666
*	Xoom Corp.	82,440	2,622
*	Agilysys Inc.	218,801	2,608
*	QuinStreet Inc.	269,958	2,551
	Cohu Inc.	232,059	2,532
*	Fabrinet	149,111	2,511
*	Globecomm Systems Inc.	171,289	2,403
*	Integrated Silicon Solution Inc.	220,047	2,396
*	Global Eagle Entertainment Inc.	255,973	2,391
*	Datalink Corp.	175,505	2,373
*	Bazaarvoice Inc.	260,788	2,368
*	VASCO Data Security International Inc.	298,079	2,352

*,^ Neonode Inc.		362,094	2,325
*	Kopin Corp.	573,932	2,313
	Computer Task Group Inc.	142,649	2,305
*	Maxwell Technologies Inc.	250,349	2,273
*	Digi International Inc.	223,172	2,234
*	Higher One Holdings Inc.	290,370	2,227
*	NVE Corp.	42,330	2,161
*	Unwired Planet Inc.	1,224,949	2,119
*	PLX Technology Inc.	351,224	2,114
*,^ Oclaro Inc.		1,185,971	2,099
*	Zygo Corp.	130,063	2,078
*	Brightcove Inc.	184,083	2,071
*	Carbonite Inc.	137,527	2,063
*	Travelzoo Inc.	75,878	2,014
*,^ Rubicon Technology Inc.		165,230	2,001
*	DSP Group Inc.	280,800	1,980
*	IntraLinks Holdings Inc.	219,096	1,928
*,^ Glu Mobile Inc.		683,701	1,908
*	Pericom Semiconductor Corp.	240,282	1,874
	American Software Inc. Class A	215,386	1,839
*	KVH Industries Inc.	133,168	1,838
*	Lionbridge Technologies Inc.	497,644	1,836
*	Rally Software Development Corp.	60,739	1,820
*	CIBER Inc.	543,865	1,795
*	Aviat Networks Inc.	693,378	1,789
*	PRGX Global Inc.	282,813	1,770
*	Multi-Fineline Electronix Inc.	107,821	1,749
	Transact Technologies Inc.	130,847	1,713
*	Vishay Precision Group Inc.	117,185	1,705
*	Inphi Corp.	125,850	1,690
*	Vocus Inc.	181,098	1,686
*	Avid Technology Inc.	280,889	1,685
*	Datawatch Corp.	60,329	1,683
*,^ Mitek Systems Inc.		319,044	1,653
*	Kemet Corp.	395,256	1,652
*	Sigma Designs Inc.	295,177	1,650
	Marchex Inc. Class B	225,315	1,640
*	RealNetworks Inc.	191,616	1,640
*	eGain Corp.	108,610	1,639
*	NAPCO Security Technologies Inc.	305,202	1,621
*	Symmetricom Inc.	328,366	1,583
	PC Connection Inc.	104,063	1,570
	Tessco Technologies Inc.	46,556	1,569
*,^ OCZ Technology Group Inc.		1,205,815	1,568
*	ANADIGICS Inc.	792,054	1,560
*	Guidance Software Inc.	167,934	1,523
*	Key Tronic Corp.	147,774	1,521
*	iPass Inc.	756,361	1,513
*	GSI Group Inc.	157,871	1,506
*	Aeroflex Holding Corp.	210,576	1,482
*	Official Payments Holdings Inc. Class B	177,664	1,478
*	ModusLink Global Solutions Inc.	536,783	1,471
*	Qualys Inc.	68,501	1,465
*	Limelight Networks Inc.	749,981	1,447
*	Axcelis Technologies Inc.	673,767	1,422
	Mesa Laboratories Inc.	20,970	1,418
	Hackett Group Inc.	196,636	1,402

*	Reis Inc.	86,411	1,397
*	Demand Media Inc.	220,692	1,395
*,^ Gogo Inc.		77,917	1,385
*	MoSys Inc.	368,891	1,372
*	Blackhawk Network Holdings Inc.	55,466	1,333
*	Intevac Inc.	219,131	1,284
	Richardson Electronics Ltd.	107,140	1,218
*	PCM Inc.	128,872	1,199
	Aware Inc.	217,576	1,188
*	Dot Hill Systems Corp.	552,939	1,183
	Bel Fuse Inc. Class B	67,431	1,176
*	Rosetta Stone Inc.	71,504	1,161
^	Alliance Fiber Optic Products Inc.	55,590	1,138
*	Peregrine Semiconductor Corp.	125,700	1,128
*	Imation Corp.	274,997	1,127
*	E2open Inc.	50,141	1,123
*,^ Uni-Pixel Inc.		61,657	1,093
*	Textura Corp.	24,920	1,074
*	Dynamics Research Corp.	141,190	1,073
*	Westell Technologies Inc. Class A	319,195	1,069
	Communications Systems Inc.	94,052	1,064
*	Ultra Clean Holdings Inc.	152,882	1,056
*	TeleCommunication Systems Inc. Class A	424,935	1,045
	Evolving Systems Inc.	108,562	1,043
	MOCON Inc.	75,913	1,038
*	Gigamon Inc.	26,682	1,031
*	Qumu Corp.	81,635	1,013
	Frequency Electronics Inc.	86,235	1,007
*,^ Research Frontiers Inc.		237,493	1,007
	PC-Tel Inc.	111,619	988
	ePlus Inc.	18,444	953
	QAD Inc. Class A	69,282	945
*	STR Holdings Inc.	417,322	931
*	Pfsweb Inc.	155,162	926
*	Numerex Corp. Class A	81,082	888
*	Mindspeed Technologies Inc.	285,629	868
*	AXT Inc.	369,585	865
*,^ QuickLogic Corp.		328,053	863
*	Information Services Group Inc.	206,647	856
*	Echelon Corp.	354,302	847
*	Radisys Corp.	260,627	837
*	Autobytel Inc.	116,348	834
*	MaxLinear Inc.	96,536	800
*	Park City Group Inc.	91,638	800
*	Amtech Systems Inc.	106,689	779
	Digimarc Corp.	37,954	767
*	Analysts International Corp.	117,880	759
*	Speed Commerce Inc.	230,728	757
*	M/A-COM Technology Solutions Holdings Inc.	43,591	742
*	ID Systems Inc.	120,324	741
*	Zhone Technologies Inc.	232,450	732
*	FalconStor Software Inc.	554,000	731
*	Millennial Media Inc.	102,975	728
	Astro-Med Inc.	65,498	718
*,^ Local Corp.		361,731	702
*	Ikanos Communications Inc.	546,808	678
*	Mattson Technology Inc.	282,409	675

*	Cinedigm Digital Cinema Corp. Class A	445,304	668
*	FireEye Inc.	15,890	660
*	Telenav Inc.	111,994	654
*	Benefitfocus Inc.	12,933	636
*	Innodata Inc.	241,360	625
*	GSI Technology Inc.	86,863	611
*,^ Vringo Inc.		211,895	610
*	Pixelworks Inc.	148,862	598
*,^ CVD Equipment Corp.		61,399	594
*,^ Emcore Corp.		129,740	583
*	Data I/O Corp.	180,066	553
*	Meru Networks Inc.	167,979	549
*	Onvia Inc.	108,483	542
*	ChannelAdvisor Corp.	14,483	531
*	PAR Technology Corp.	106,779	527
*,^ Parametric Sound Corp.		42,074	527
*	Bsquare Corp.	190,233	523
*	Tremor Video Inc.	56,489	521
*,^ MeetMe Inc.		281,417	509
*	Performance Technologies Inc.	174,654	503
*	Wireless Telecom Group Inc.	231,111	467
*	Clearfield Inc.	34,622	465
	Optical Cable Corp.	112,873	460
	CSP Inc.	63,018	446
*	CyberOptics Corp.	69,636	433
*	Cascade Microtech Inc.	46,248	415
*	Mattersight Corp.	107,638	408
*	TheStreet Inc.	193,979	405
*	LRAD Corp.	275,461	399
*	LoJack Corp.	116,077	371
*,^ Wave Systems Corp. Class A		277,971	359
*	BTU International Inc.	113,437	354
*	BroadVision Inc.	36,717	349
*	NetSol Technologies Inc.	34,512	346
*	IEC Electronics Corp.	91,854	337
*	Newtek Business Services Inc.	111,103	329
*	Internet Patents Corp.	100,800	328
*	Novatel Wireless Inc.	122,714	320
*,^ ClearSign Combustion Corp.		45,907	319
*	GSE Systems Inc.	200,594	315
*	ClearOne Inc.	37,181	302
*	Spark Networks Inc.	36,047	300
*	StarTek Inc.	46,382	299
*,^ Document Security Systems Inc.		250,494	286
*	LGL Group Inc.	47,780	280
*	Edgewater Technology Inc.	52,896	279
*	NeoPhotonics Corp.	37,316	276
	Concurrent Computer Corp.	38,068	275
*	Sonic Foundry Inc.	29,544	273
*	Netlist Inc.	327,952	270
*	Model N Inc.	26,708	264
*	Digital Ally Inc.	18,621	255
*	Video Display Corp.	71,008	250
*	USA Technologies Inc.	151,298	244
	eMagin Corp.	78,635	237
*	NCI Inc. Class A	40,978	231
*	TechTarget Inc.	45,592	228

*,^ Marin Software Inc.		17,916	225
*	Envivio Inc.	71,426	224
*	Viasystems Group Inc.	14,776	214
*	Violin Memory Inc.	27,981	206
*	Crexendo Inc.	65,793	201
*	WidePoint Corp.	219,378	195
*	Hutchinson Technology Inc.	54,312	189
*	Lantronix Inc.	134,602	187
*	Leidos Holdings Inc.	4,000	182
*	Planar Systems Inc.	90,447	163
	QAD Inc. Class B	14,091	159
*	Rocket Fuel Inc.	2,905	156
*	Interphase Corp.	34,145	155
*	Majesco Entertainment Co.	276,585	152
*	Looksmart Ltd.	208,579	151
*	Selectica Inc.	25,943	144
*	Inuvo Inc.	118,627	142
*	Vitesse Semiconductor Corp.	45,598	139
*	Intermolecular Inc.	24,999	138
*	Crossroads Systems Inc.	165,788	136
*,^ Microvision Inc.		76,209	133
*	Intellicheck Mobilisa Inc.	210,101	120
*	Asure Software Inc.	27,280	118
*	Bridgeline Digital Inc.	96,477	106
	Globalscape Inc.	65,660	103
*	Ambient Corp.	43,817	99
	Bel Fuse Inc. Class A	5,719	99
*	Overland Storage Inc.	99,822	96
	TSR Inc.	27,043	93
*	Infosonics Corp.	187,832	92
*	Aetrium Inc.	215,721	84
*	Lightpath Technologies Inc. Class A	63,678	77
*	Remark Media Inc.	19,753	74
*	Relm Wireless Corp.	27,322	72
*	World Energy Solutions Inc.	19,534	64
*	Hauppauge Digital Inc.	158,139	62
*	Exa Corp.	3,923	61
*,^ Net Element International Inc.		12,508	58
*	TigerLogic Corp.	31,880	56
*	Advanced Photonix Inc. Class A	99,780	55
*	Mediabistro Inc.	27,418	41
*	Identive Group Inc.	51,148	36
*	Daegis Inc.	31,670	31
*	SED International Holdings Inc.	15,000	31
*	Smith Micro Software Inc.	33,227	30
*	LGL Group Inc Warrants Exp 06/08/2018	238,900	25
*	Superconductor Technologies Inc.	14,507	23
*	iGO Inc.	7,128	22
*	GigOptix Inc.	15,789	21
*	Sutron Corp.	3,900	19
*	Synacor Inc.	5,300	14
*	Qualstar Corp.	9,220	13
*	Cover-All Technologies Inc.	9,331	12
*	Marlborough Software Development Holdings Inc.	131,616	11
*	Sevcon Inc.	500	2
*	IntriCon Corp.	400	2

* Saba Software Inc.	74	1
		5,814,099
Materials (5.2%)
Celanese Corp. Class A	1,381,076	72,907
Rock Tenn Co. Class A	622,579	63,049
* WR Grace & Co.	662,926	57,940
Ashland Inc.	622,410	57,560
* Crown Holdings Inc.	1,218,164	51,504
Reliance Steel & Aluminum Co.	665,912	48,791
Packaging Corp. of America	850,348	48,546
Rockwood Holdings Inc.	671,910	44,951
Albemarle Corp.	703,559	44,282
Valspar Corp.	697,298	44,230
RPM International Inc.	1,149,356	41,607
Martin Marietta Materials Inc.	399,730	39,241
Huntsman Corp.	1,690,792	34,847
Aptargroup Inc.	573,384	34,478
Sonoco Products Co.	868,694	33,827
Steel Dynamics Inc.	1,908,591	31,893
Eagle Materials Inc.	427,154	30,990
NewMarket Corp.	98,896	28,473
Royal Gold Inc.	562,197	27,357
Carpenter Technology Corp.	456,957	26,554
PolyOne Corp.	838,131	25,739
Cytec Industries Inc.	315,467	25,666
Axiall Corp.	603,969	22,824
Domtar Corp.	282,229	22,415
Compass Minerals International Inc.	289,237	22,060
Cabot Corp.	513,383	21,927
* Louisiana-Pacific Corp.	1,213,021	21,337
Scotts Miracle-Gro Co. Class A	379,695	20,895
Sensient Technologies Corp.	432,630	20,719
HB Fuller Co.	434,152	19,619
* Chemtura Corp.	844,787	19,422
Westlake Chemical Corp.	173,326	18,140
Silgan Holdings Inc.	378,193	17,775
Commercial Metals Co.	1,011,232	17,140
Schweitzer-Mauduit International Inc.	271,444	16,431
Olin Corp.	693,405	15,997
Worthington Industries Inc.	456,794	15,727
KapStone Paper and Packaging Corp.	353,982	15,150
Minerals Technologies Inc.	299,639	14,793
* Berry Plastics Group Inc.	677,702	13,534
Balchem Corp.	258,360	13,370
Tronox Ltd. Class A	528,813	12,940
Greif Inc. Class A	263,237	12,907
* Texas Industries Inc.	191,165	12,676
* Stillwater Mining Co.	1,072,637	11,810
* Graphic Packaging Holding Co.	1,356,235	11,609
Kaiser Aluminum Corp.	161,886	11,534
* Resolute Forest Products Inc.	863,257	11,412
* Coeur Mining Inc.	878,044	10,580
PH Glatfelter Co.	390,319	10,566
Innophos Holdings Inc.	199,690	10,540
* SunCoke Energy Inc.	606,263	10,306
* OM Group Inc.	292,158	9,869
Boise Inc.	767,528	9,671

*	Clearwater Paper Corp.	201,852	9,642
	Hecla Mining Co.	3,063,929	9,621
	Innospec Inc.	203,266	9,484
*	Calgon Carbon Corp.	493,417	9,370
	Stepan Co.	160,441	9,262
*	Flotek Industries Inc.	400,219	9,205
	Globe Specialty Metals Inc.	583,434	8,991
	Quaker Chemical Corp.	120,639	8,813
*	RTI International Metals Inc.	267,459	8,569
	Koppers Holdings Inc.	189,101	8,065
	Walter Energy Inc.	570,617	8,006
	A Schulman Inc.	269,640	7,944
*,^ Molycorp Inc.		1,203,888	7,898
^	Intrepid Potash Inc.	489,447	7,675
	AMCOL International Corp.	232,342	7,593
^	US Silica Holdings Inc.	303,121	7,548
*	Ferro Corp.	791,505	7,211
	Materion Corp.	210,690	6,755
	Deltic Timber Corp.	99,545	6,484
	Neenah Paper Inc.	163,330	6,420
	Wausau Paper Corp.	466,950	6,066
	Myers Industries Inc.	298,210	5,997
*	Headwaters Inc.	666,005	5,987
	American Vanguard Corp.	221,264	5,956
	Schnitzer Steel Industries Inc.	215,311	5,930
*,^ McEwen Mining Inc.		2,422,002	5,813
*	LSB Industries Inc.	173,304	5,811
*	Kraton Performance Polymers Inc.	295,616	5,791
	Tredegar Corp.	219,379	5,704
	Haynes International Inc.	113,236	5,133
*	Horsehead Holding Corp.	371,463	4,628
*	AK Steel Holding Corp.	1,223,952	4,590
*	Boise Cascade Co.	166,450	4,486
*	Advanced Emissions Solutions Inc.	102,916	4,397
*	Century Aluminum Co.	491,627	3,958
	Zep Inc.	238,139	3,872
*	OMNOVA Solutions Inc.	449,512	3,843
*	Zoltek Cos. Inc.	223,104	3,724
*	Allied Nevada Gold Corp.	857,628	3,585
	Olympic Steel Inc.	126,763	3,521
*	American Pacific Corp.	63,561	3,481
	Kronos Worldwide Inc.	214,168	3,317
	Hawkins Inc.	86,330	3,258
*	AEP Industries Inc.	43,386	3,224
	FutureFuel Corp.	152,792	2,744
*	AM Castle & Co.	144,403	2,325
*	Landec Corp.	185,612	2,264
*	Senomyx Inc.	587,368	2,073
*	Universal Stainless & Alloy Products Inc.	56,769	1,847
*	Mercer International Inc.	259,684	1,841
*	Taminco Corp.	81,825	1,661
*	Handy & Harman Ltd.	67,082	1,601
*	US Concrete Inc.	79,100	1,587
	Noranda Aluminum Holding Corp.	622,486	1,531
	Synalloy Corp.	79,419	1,301
*	Penford Corp.	89,440	1,281
*	General Moly Inc.	733,008	1,209

*	United States Lime & Minerals Inc.	18,000	1,055
*,^ Paramount Gold and Silver Corp.		753,749	972
	Chase Corp.	32,598	958
	KMG Chemicals Inc.	42,173	927
	Gold Resource Corp.	139,548	925
*	TOR Minerals International Inc.	56,356	657
*,^ Comstock Mining Inc.		314,323	566
*	Core Molding Technologies Inc.	56,974	546
*	Mod-Pac Corp.	50,798	468
*	Arabian American Development Co.	49,424	450
*	Midway Gold Corp.	413,844	395
*	Solitario Exploration & Royalty Corp.	381,460	330
*	UFP Technologies Inc.	14,447	329
*	Material Sciences Corp.	30,525	286
*,^ US Antimony Corp.		181,971	253
*,^ Silver Bull Resources Inc.		463,119	167
*	Mines Management Inc.	194,673	109
*,^ Clean Diesel Technologies Inc.		51,075	72
*	Timberline Resources Corp.	366,815	70
*	GSE Holding Inc.	24,914	52
*	Verso Paper Corp.	37,309	28
*	Continental Materials Corp.	600	10
*	Prospect Global Resources Inc.	92	—
			1,719,645
Other (0.0%)
*	Adolor Corp. Rights Exp. 07/01/2019	596,841	310
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	131,308	125
*	Camco Financial Corp. Warrants	45,300	88
*	Southern Community Financial Corp.	182,721	40
*	Cubist Pharmaceuticals, Inc. CVR	178,549	23
			586
Telecommunication Services (1.2%)
*	SBA Communications Corp. Class A	1,105,422	88,942
*	Sprint Corp.	7,468,189	46,378
*	T-Mobile US Inc.	1,570,175	40,777
*	tw telecom inc Class A	1,260,236	37,637
*	Level 3 Communications Inc.	1,386,826	37,014
	Telephone & Data Systems Inc.	851,921	25,174
	Cogent Communications Group Inc.	376,185	12,132
*,^ NII Holdings Inc.		1,562,668	9,485
*	Leap Wireless International Inc.	495,100	7,818
*	8x8 Inc.	665,413	6,701
	United States Cellular Corp.	132,510	6,033
	Consolidated Communications Holdings Inc.	339,173	5,847
*	Cincinnati Bell Inc.	1,856,117	5,049
	Shenandoah Telecommunications Co.	209,175	5,041
*	Premiere Global Services Inc.	496,499	4,945
	Atlantic Tele-Network Inc.	83,887	4,373
	Lumos Networks Corp.	172,441	3,737
*	Iridium Communications Inc.	531,498	3,657
*	Vonage Holdings Corp.	1,134,484	3,562
*	Intelsat SA	147,500	3,540
*	General Communication Inc. Class A	367,857	3,502
	USA Mobility Inc.	242,995	3,441
	IDT Corp. Class B	166,983	2,964
	Inteliquent Inc.	302,039	2,918

*,^ Fairpoint Communications Inc.		296,262	2,829
*	inContact Inc.	312,504	2,584
	NTELOS Holdings Corp.	131,126	2,465
*	ORBCOMM Inc.	386,562	2,037
*	Cbeyond Inc.	294,030	1,885
	HickoryTech Corp.	136,657	1,555
*	Hawaiian Telcom Holdco Inc.	48,209	1,282
*	Towerstream Corp.	376,671	1,077
*	Alaska Communications Systems Group Inc.	387,986	997
	Alteva	64,581	502
*	Straight Path Communications Inc. Class B	82,483	434
*	Elephant Talk Communications Corp.	442,889	297
*	Boingo Wireless Inc.	37,447	262
*	RingCentral Inc. Class A	13,030	235
	Primus Telecommunications Group Inc.	42,955	146
*	NTS Inc.	48,081	77
			389,331
Utilities (3.2%)
	American Water Works Co. Inc.	1,538,252	63,499
	OGE Energy Corp.	1,715,796	61,923
*	Calpine Corp.	3,150,611	61,216
	National Fuel Gas Co.	723,365	49,739
	NV Energy Inc.	2,036,267	48,076
	Alliant Energy Corp.	959,714	47,554
	MDU Resources Group Inc.	1,633,517	45,689
	ITC Holdings Corp.	453,379	42,554
	UGI Corp.	986,989	38,621
	Aqua America Inc.	1,526,563	37,752
	Questar Corp.	1,513,463	34,038
	Westar Energy Inc. Class A	1,098,829	33,679
	Atmos Energy Corp.	784,099	33,395
	Great Plains Energy Inc.	1,329,302	29,510
	Vectren Corp.	711,561	23,731
	Cleco Corp.	522,575	23,432
	Piedmont Natural Gas Co. Inc.	656,348	21,581
	Hawaiian Electric Industries Inc.	856,890	21,508
	IDACORP Inc.	434,305	21,020
	Southwest Gas Corp.	400,621	20,031
	Portland General Electric Co.	687,469	19,407
	Black Hills Corp.	384,790	19,186
	WGL Holdings Inc.	447,265	19,103
	UIL Holdings Corp.	483,630	17,981
	UNS Energy Corp.	358,569	16,716
*	Dynegy Inc.	849,486	16,412
	South Jersey Industries Inc.	277,836	16,276
	New Jersey Resources Corp.	357,750	15,759
	ALLETE Inc.	325,829	15,738
	PNM Resources Inc.	688,555	15,582
	NorthWestern Corp.	340,893	15,313
	Avista Corp.	518,505	13,689
	El Paso Electric Co.	358,331	11,968
	Laclede Group Inc.	263,244	11,846
	MGE Energy Inc.	199,793	10,899
	Northwest Natural Gas Co.	245,638	10,312
	American States Water Co.	351,918	9,699
	Otter Tail Corp.	330,982	9,135
	California Water Service Group	434,044	8,820

	Empire District Electric Co.			388,320	8,411
	Ormat Technologies Inc.			196,626	5,264
	Chesapeake Utilities Corp.			96,846	5,083
*	NRG Yield Inc. Class A			125,413	3,799
	SJW Corp.			125,748	3,523
	Middlesex Water Co.			155,833	3,333
	Unitil Corp.			113,193	3,313
	Connecticut Water Service Inc.			77,343	2,487
	York Water Co.			97,598	1,959
	Artesian Resources Corp. Class A			78,642	1,750
	Delta Natural Gas Co. Inc.			74,312	1,642
*	Genie Energy Ltd. Class B			147,785	1,448
*	Cadiz Inc.			130,938	669
*	Pure Cycle Corp.			141,048	652
*	US Geothermal Inc.			514,441	226
*	Synthesis Energy Systems Inc.			145,152	108
*	American DG Energy Inc.			49,512	78
*	EuroSite Power Inc.			4,951	2
					1,076,136
Total Common Stocks (Cost $24,099,432)					32,864,576
		Coupon
Temporary Cash Investments (1.7%)[1]
Money Market Fund (1.7%)
[2,3] Vanguard Market Liquidity Fund		0.112%		541,251,000	541,251

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes		0.100%	1/15/14	1,000	1,000
6	Freddie Mac Discount Notes	0.090%	10/28/13	1,000	1,000
6	Freddie Mac Discount Notes	0.095%	11/18/13	1,400	1,400
[5,6] Freddie Mac Discount Notes		0.085%	3/3/14	1,000	999
6	Freddie Mac Discount Notes	0.070%	3/31/14	4,500	4,496
					8,895
Total Temporary Cash Investments (Cost $550,149)					550,146
Total Investments (100.9%) (Cost $24,649,581)					33,414,722
Other Assets and Liabilities-Net (-0.9%)[3]					(287,250)
Net Assets (100%)					33,127,472

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $332,739,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.6% and 1.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $361,494,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,199,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

Extended Market Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	32,863,990	87	499
Temporary Cash Investments	541,251	8,895	—
Futures Contracts—Liabilities[1]	(218)	—	—
Total	33,405,023	8,982	499
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

Extended Market Index Fund

imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2013	685	73,391	(11)
E-mini S&P MidCap Index	December 2013	289	35,853	(201)
E-mini S&P 500 Index	December 2013	250	20,929	(153)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2013, the cost of investment securities for tax purposes was $24,649,581,000. Net unrealized appreciation of investment securities for tax purposes was $8,765,141,000, consisting of unrealized gains of $10,204,100,000 on securities that had risen in value since their purchase and $1,438,959,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Fund

Schedule of Investments
As of September 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (3.0%)
	EI du Pont de Nemours & Co.	13,438,506	786,959
	Dow Chemical Co.	17,614,339	676,391
	Praxair Inc.	4,289,950	515,695
	Freeport-McMoRan Copper & Gold Inc.	15,103,563	499,626
	LyondellBasell Industries NV Class A	6,603,600	483,582
	Ecolab Inc.	3,946,065	389,713
	PPG Industries Inc.	1,975,627	330,048
	Air Products & Chemicals Inc.	3,050,132	325,053
	International Paper Co.	6,488,197	290,671
	Nucor Corp.	4,622,553	226,598
	Newmont Mining Corp.	7,165,799	201,359
	Mosaic Co.	4,106,029	176,641
	CF Industries Holdings Inc.	831,699	175,347
	Eastman Chemical Co.	2,247,862	175,108
	Sigma-Aldrich Corp.	1,748,742	149,168
	FMC Corp.	1,982,731	142,201
	Alcoa Inc.	15,513,621	125,971
	Celanese Corp. Class A	2,320,154	122,481
	CONSOL Energy Inc.	3,325,931	111,918
	Ashland Inc.	1,144,094	105,806
	Airgas Inc.	961,935	102,013
	International Flavors & Fragrances Inc.	1,179,406	97,065
*	WR Grace & Co.	1,057,094	92,390
	Reliance Steel & Aluminum Co.	1,062,803	77,872
	Rockwood Holdings Inc.	1,126,438	75,359
	Albemarle Corp.	1,181,407	74,358
	RPM International Inc.	1,921,897	69,573
	Peabody Energy Corp.	3,909,711	67,442
	Avery Dennison Corp.	1,445,508	62,908
	Huntsman Corp.	2,793,931	57,583
	Steel Dynamics Inc.	3,027,946	50,597
	Allegheny Technologies Inc.	1,567,367	47,836
^	Cliffs Natural Resources Inc.	2,214,389	45,395
	NewMarket Corp.	154,721	44,546
	Royal Gold Inc.	886,938	43,158
	Cytec Industries Inc.	529,861	43,109
^	United States Steel Corp.	2,092,142	43,077
	Carpenter Technology Corp.	726,259	42,203
	PolyOne Corp.	1,361,178	41,802
	Axiall Corp.	1,006,712	38,044
	Domtar Corp.	477,724	37,941
	Compass Minerals International Inc.	483,214	36,855
	Cabot Corp.	850,832	36,339
	Sensient Technologies Corp.	720,096	34,485
*	Chemtura Corp.	1,421,138	32,672
	HB Fuller Co.	721,527	32,606
	Westlake Chemical Corp.	290,265	30,379
	Commercial Metals Co.	1,692,728	28,692
*,^ Polypore International Inc.		675,827	27,689

	Olin Corp.	1,165,110	26,879
	Worthington Industries Inc.	773,778	26,641
	KapStone Paper and Packaging Corp.	585,086	25,042
	Minerals Technologies Inc.	499,658	24,668
	Tronox Ltd. Class A	898,299	21,981
	Balchem Corp.	421,872	21,832
*	Alpha Natural Resources Inc.	3,179,426	18,949
*	Stillwater Mining Co.	1,675,952	18,452
	Kaiser Aluminum Corp.	256,010	18,241
*	Coeur Mining Inc.	1,470,825	17,723
	Boise Inc.	1,327,572	16,727
	Innophos Holdings Inc.	316,280	16,693
	PH Glatfelter Co.	614,566	16,636
*	SunCoke Energy Inc.	973,595	16,551
	Stepan Co.	274,662	15,856
*	Clearwater Paper Corp.	322,694	15,415
	Hecla Mining Co.	4,893,789	15,366
*	OM Group Inc.	450,693	15,224
*	Calgon Carbon Corp.	792,260	15,045
	Innospec Inc.	313,752	14,640
*	RTI International Metals Inc.	449,553	14,404
	Globe Specialty Metals Inc.	910,478	14,030
	Quaker Chemical Corp.	182,637	13,342
*	Cloud Peak Energy Inc.	870,166	12,765
^	Arch Coal Inc.	3,078,206	12,651
*	Resolute Forest Products Inc.	955,118	12,627
	Walter Energy Inc.	899,497	12,620
^	Intrepid Potash Inc.	795,393	12,472
^	US Silica Holdings Inc.	497,247	12,381
	Koppers Holdings Inc.	284,703	12,143
*,^ Molycorp Inc.		1,845,082	12,104
	A Schulman Inc.	407,484	12,004
	AMCOL International Corp.	353,235	11,544
*	Ferro Corp.	1,211,685	11,038
	Deltic Timber Corp.	160,516	10,456
	Tredegar Corp.	360,109	9,363
	American Vanguard Corp.	347,040	9,342
*	LSB Industries Inc.	271,178	9,093
*	Kraton Performance Polymers Inc.	455,805	8,929
	Wausau Paper Corp.	678,007	8,807
	Neenah Paper Inc.	223,672	8,793
	Haynes International Inc.	177,621	8,052
*	Horsehead Holding Corp.	617,428	7,693
*,^ AK Steel Holding Corp.		1,877,286	7,040
*	American Pacific Corp.	125,666	6,881
*,^ Zoltek Cos. Inc.		401,492	6,701
	Aceto Corp.	388,015	6,061
	Rentech Inc.	3,004,846	5,950
*	Century Aluminum Co.	724,063	5,829
*,^ Allied Nevada Gold Corp.		1,340,892	5,605
	FutureFuel Corp.	307,797	5,528
*	Cambrex Corp.	413,728	5,461
*	OMNOVA Solutions Inc.	622,915	5,326
	Hawkins Inc.	133,224	5,028
^	Kronos Worldwide Inc.	317,441	4,917
	Zep Inc.	297,108	4,831
^	Gold Resource Corp.	697,258	4,623

	Olympic Steel Inc.	137,084	3,808
	TMS International Corp. Class A	197,450	3,444
*	Universal Stainless & Alloy Products Inc.	91,471	2,976
*,^ Uni-Pixel Inc.		156,672	2,778
	Chase Corp.	89,333	2,625
	KMG Chemicals Inc.	107,143	2,356
*	Westmoreland Coal Co.	176,554	2,327
	Ampco-Pittsburgh Corp.	123,047	2,205
*,^ Paramount Gold and Silver Corp.		1,706,012	2,201
*	Penford Corp.	139,711	2,001
*	Senomyx Inc.	548,455	1,936
*	Handy & Harman Ltd.	67,880	1,620
*,^ Comstock Mining Inc.		876,575	1,578
*	General Moly Inc.	918,905	1,516
^	Great Northern Iron Ore Properties	21,094	1,466
	Synalloy Corp.	86,723	1,420
*	Midway Gold Corp.	1,361,986	1,301
	Noranda Aluminum Holding Corp.	460,823	1,134
*,^ James River Coal Co.		499,937	990
*	Material Sciences Corp.	103,918	975
	Hallador Energy Co.	131,078	957
*,^ Uranerz Energy Corp.		813,960	773
	Friedman Industries Inc.	75,387	754
^	USEC Inc.	70,275	739
	NL Industries Inc.	53,063	602
*	Northern Technologies International Corp.	33,304	560
*	Metabolix Inc.	386,346	487
*,^ Golden Minerals Co.		490,029	465
*	Codexis Inc.	253,050	445
*,^ Uranium Resources Inc.		177,955	436
*	US Antimony Corp.	306,155	426
*	Marrone Bio Innovations Inc.	23,938	403
*	Solitario Exploration & Royalty Corp.	368,557	319
	United-Guardian Inc.	8,723	221
*	Verso Paper Corp.	183,061	139
	Empire Resources Inc.	24,767	95
*	TOR Minerals International Inc.	2,580	30
*	Ikonics Corp.	300	6
*	Dynasil Corp. of America	3,548	3
*	Timberline Resources Corp.	8,675	2
*	Mines Management Inc.	659	—
			8,287,838
Consumer Goods (10.2%)
	Procter & Gamble Co.	39,855,939	3,012,710
	Coca-Cola Co.	58,070,934	2,199,727
	Philip Morris International Inc.	22,378,260	1,937,734
	PepsiCo Inc.	22,448,092	1,784,623
	Altria Group Inc.	29,169,239	1,001,963
	Ford Motor Co.	56,301,689	949,809
	Mondelez International Inc. Class A	25,916,971	814,311
	Monsanto Co.	7,758,224	809,726
	Colgate-Palmolive Co.	13,526,473	802,120
	NIKE Inc. Class B	10,380,927	754,071
	Kimberly-Clark Corp.	5,578,771	525,632
	Kraft Foods Group Inc.	8,668,306	454,566
	General Mills Inc.	9,350,132	448,058
*	General Motors Co.	12,087,446	434,785

	Johnson Controls Inc.	9,957,816	413,249
	Archer-Daniels-Midland Co.	9,592,360	353,383
	Delphi Automotive plc	4,531,909	264,754
	VF Corp.	1,279,402	254,665
	Kellogg Co.	4,264,641	250,462
	Lorillard Inc.	5,477,337	245,275
	Estee Lauder Cos. Inc. Class A	3,469,341	242,507
	Reynolds American Inc.	4,758,742	232,131
	Coach Inc.	4,095,541	223,330
*,^ Tesla Motors Inc.		1,148,556	222,154
	Mead Johnson Nutrition Co.	2,943,622	218,593
	Stanley Black & Decker Inc.	2,347,245	212,590
	Mattel Inc.	5,007,522	209,615
	Harley-Davidson Inc.	3,249,728	208,763
	Hershey Co.	2,129,501	196,979
	ConAgra Foods Inc.	6,127,856	185,919
	Genuine Parts Co.	2,135,548	172,744
	BorgWarner Inc.	1,675,864	169,916
	Whirlpool Corp.	1,152,586	168,785
	Clorox Co.	1,909,437	156,039
	JM Smucker Co.	1,478,092	155,259
	Bunge Ltd.	2,034,010	154,402
	Beam Inc.	2,350,786	151,978
	Coca-Cola Enterprises Inc.	3,772,310	151,685
	Ralph Lauren Corp. Class A	883,917	145,608
	PVH Corp.	1,178,524	139,879
	Dr Pepper Snapple Group Inc.	2,956,039	132,490
*	Green Mountain Coffee Roasters Inc.	1,751,087	131,909
*	LKQ Corp.	4,139,515	131,885
*	Constellation Brands Inc. Class A	2,275,804	130,631
	Avon Products Inc.	6,293,280	129,642
	Polaris Industries Inc.	951,227	122,880
*	TRW Automotive Holdings Corp.	1,699,624	121,200
	Church & Dwight Co. Inc.	2,014,773	120,987
	Tyson Foods Inc. Class A	4,125,581	116,671
*	Mohawk Industries Inc.	894,832	116,552
	Newell Rubbermaid Inc.	4,175,330	114,822
*	Monster Beverage Corp.	2,187,328	114,288
	Campbell Soup Co.	2,727,745	111,046
*,^ Lululemon Athletica Inc.		1,502,247	109,799
	Activision Blizzard Inc.	6,510,804	108,535
*	Electronic Arts Inc.	4,229,360	108,060
	McCormick & Co. Inc.	1,652,454	106,914
	Molson Coors Brewing Co. Class B	2,076,877	104,114
	Brown-Forman Corp. Class B	1,499,441	102,157
*	Under Armour Inc. Class A	1,173,277	93,217
	Hanesbrands Inc.	1,437,423	89,566
*	Jarden Corp.	1,755,482	84,965
	Snap-on Inc.	843,403	83,919
	PulteGroup Inc.	5,079,765	83,816
	Lear Corp.	1,171,047	83,812
^	Herbalife Ltd.	1,193,295	83,256
	Energizer Holdings Inc.	900,782	82,106
	DR Horton Inc.	4,204,950	81,702
	Hormel Foods Corp.	1,920,672	80,899
	Hasbro Inc.	1,695,891	79,944
*	Goodyear Tire & Rubber Co.	3,560,764	79,939

* WABCO Holdings Inc.	905,936	76,334
* Fossil Group Inc.	655,897	76,241
Ingredion Inc.	1,125,835	74,497
Lennar Corp. Class A	2,098,247	74,278
Nu Skin Enterprises Inc. Class A	766,830	73,416
* Toll Brothers Inc.	2,202,768	71,436
Harman International Industries Inc.	985,586	65,275
Leggett & Platt Inc.	2,067,065	62,322
Carter's Inc.	814,480	61,811
* NVR Inc.	64,953	59,704
Tupperware Brands Corp.	690,209	59,613
* Middleby Corp.	277,394	57,950
* Visteon Corp.	726,604	54,960
Hillshire Brands Co.	1,785,118	54,875
Flowers Foods Inc.	2,555,806	54,796
Brunswick Corp.	1,308,377	52,217
Gentex Corp.	1,989,342	50,907
* Hain Celestial Group Inc.	657,142	50,679
* WhiteWave Foods Co. Class A	2,512,672	50,178
Dana Holding Corp.	2,128,973	48,626
* Fifth & Pacific Cos. Inc.	1,781,475	44,768
* Tenneco Inc.	882,139	44,548
Wolverine World Wide Inc.	693,324	40,372
* Tempur Sealy International Inc.	877,715	38,584
Thor Industries Inc.	652,562	37,875
Pool Corp.	662,753	37,200
Scotts Miracle-Gro Co. Class A	673,996	37,090
* Darling International Inc.	1,702,792	36,031
* TreeHouse Foods Inc.	511,378	34,175
* Steven Madden Ltd.	600,628	32,332
* Zynga Inc. Class A	8,577,689	31,566
* Boston Beer Co. Inc. Class A	128,454	31,370
* Deckers Outdoor Corp.	473,906	31,240
Cooper Tire & Rubber Co.	897,925	27,656
Ryland Group Inc.	663,188	26,886
Schweitzer-Mauduit International Inc.	435,595	26,367
B&G Foods Inc.	756,271	26,129
* Iconix Brand Group Inc.	783,867	26,040
Dean Foods Co.	1,313,316	25,347
Herman Miller Inc.	824,988	24,073
HNI Corp.	653,300	23,636
Lancaster Colony Corp.	292,768	22,921
Dorman Products Inc.	450,182	22,307
* TiVo Inc.	1,747,388	21,738
^ KB Home	1,203,621	21,689
Spectrum Brands Holdings Inc.	322,037	21,203
Snyders-Lance Inc.	731,635	21,108
* Meritage Homes Corp.	479,347	20,588
* Take-Two Interactive Software Inc.	1,085,065	19,705
Sanderson Farms Inc.	299,068	19,511
* American Axle & Manufacturing Holdings Inc.	988,839	19,500
* Helen of Troy Ltd.	432,967	19,137
* Select Comfort Corp.	766,368	18,661
Steelcase Inc. Class A	1,112,759	18,494
* Post Holdings Inc.	449,920	18,163
Andersons Inc.	254,416	17,784
Interface Inc. Class A	894,278	17,742

	MDC Holdings Inc.	584,725	17,548
*	Skechers U.S.A. Inc. Class A	563,694	17,537
*	Crocs Inc.	1,286,904	17,515
*	Standard Pacific Corp.	2,209,834	17,480
	J&J Snack Foods Corp.	214,372	17,304
	Jones Group Inc.	1,143,578	17,165
	Fresh Del Monte Produce Inc.	574,686	17,057
	Universal Corp.	332,594	16,939
	La-Z-Boy Inc.	738,141	16,763
^	Vector Group Ltd.	941,339	15,156
	Drew Industries Inc.	307,495	14,003
*	Elizabeth Arden Inc.	374,582	13,830
*	Tumi Holdings Inc.	685,909	13,821
	Briggs & Stratton Corp.	682,832	13,739
*	iRobot Corp.	363,226	13,683
*	Coty Inc. Class A	834,285	13,524
	WD-40 Co.	207,791	13,486
	Pinnacle Foods Inc.	508,289	13,454
	Oxford Industries Inc.	197,022	13,394
*	Boulder Brands Inc.	827,177	13,268
	Seaboard Corp.	4,828	13,267
*	Pilgrim's Pride Corp.	775,406	13,019
*	G-III Apparel Group Ltd.	237,291	12,954
*	Quiksilver Inc.	1,685,071	11,846
	Columbia Sportswear Co.	196,213	11,818
	Movado Group Inc.	259,702	11,362
	Knoll Inc.	664,020	11,248
	Arctic Cat Inc.	189,992	10,839
*	ACCO Brands Corp.	1,614,908	10,723
	Titan International Inc.	729,268	10,676
*	Taylor Morrison Home Corp. Class A	466,569	10,568
*	Dole Food Co. Inc.	769,594	10,482
*	Winnebago Industries Inc.	400,064	10,386
	Ethan Allen Interiors Inc.	366,472	10,214
*	Modine Manufacturing Co.	665,695	9,739
*	Annie's Inc.	196,615	9,654
	Cal-Maine Foods Inc.	191,851	9,228
	Standard Motor Products Inc.	278,994	8,972
*	Gentherm Inc.	450,418	8,594
*	Blount International Inc.	698,849	8,463
*,^ Hovnanian Enterprises Inc. Class A		1,601,891	8,378
*	Federal-Mogul Corp.	498,226	8,365
*	USANA Health Sciences Inc.	94,346	8,188
^	Tootsie Roll Industries Inc.	263,414	8,118
*	Chiquita Brands International Inc.	639,235	8,093
*	Maidenform Brands Inc.	330,281	7,758
	Lennar Corp. Class B	270,198	7,741
*	LeapFrog Enterprises Inc.	811,412	7,643
*	Universal Electronics Inc.	202,190	7,285
*,^ Diamond Foods Inc.		302,863	7,142
	Inter Parfums Inc.	237,902	7,135
	Callaway Golf Co.	992,033	7,063
*	M/I Homes Inc.	329,632	6,797
*	Libbey Inc.	275,922	6,561
^	Beazer Homes USA Inc.	355,308	6,396
	Superior Industries International Inc.	345,051	6,152
*	Cavco Industries Inc.	107,522	6,123

*,^ Vera Bradley Inc.		292,370	6,011
	Nutrisystem Inc.	393,555	5,659
*	DTS Inc.	257,292	5,403
*	Revlon Inc. Class A	190,018	5,277
*	Unifi Inc.	224,811	5,252
^	National Presto Industries Inc.	73,254	5,158
	Calavo Growers Inc.	167,347	5,061
*	Medifast Inc.	185,335	4,984
	Remy International Inc.	246,038	4,980
	Coca-Cola Bottling Co. Consolidated	79,368	4,970
*,^ RealD Inc.		593,421	4,154
*	Fuel Systems Solutions Inc.	208,187	4,093
*	Tower International Inc.	203,987	4,078
*	Stoneridge Inc.	361,858	3,912
*	Black Diamond Inc.	300,624	3,656
*,^ Star Scientific Inc.		1,913,743	3,655
	Limoneira Co.	141,975	3,646
	Nutraceutical International Corp.	147,820	3,509
	John B Sanfilippo & Son Inc.	149,908	3,476
*	Alliance One International Inc.	1,127,662	3,281
*	TRI Pointe Homes Inc.	222,047	3,260
	Perry Ellis International Inc.	172,145	3,243
	Oil-Dri Corp. of America	93,252	3,146
*,^ Lifevantage Corp.		1,296,678	3,086
	Nature's Sunshine Products Inc.	160,581	3,062
*	Central Garden and Pet Co. Class A	437,183	2,995
*	Seneca Foods Corp. Class A	99,386	2,991
*	Nautilus Inc.	406,459	2,935
*	Jamba Inc.	214,132	2,865
*	Inventure Foods Inc.	272,619	2,862
*	William Lyon Homes Class A	140,733	2,860
	Female Health Co.	276,351	2,728
*	Omega Protein Corp.	268,025	2,726
	Weyco Group Inc.	95,177	2,695
	National Beverage Corp.	150,278	2,684
	Hooker Furniture Corp.	178,152	2,663
*	Fox Factory Holding Corp.	132,006	2,544
*,^ Glu Mobile Inc.		893,124	2,492
	Bassett Furniture Industries Inc.	148,869	2,410
*	Costa Inc.	117,038	2,226
*	Motorcar Parts of America Inc.	171,621	2,174
	RG Barry Corp.	113,599	2,148
	Orchids Paper Products Co.	73,285	2,028
^	Blyth Inc.	141,026	1,950
	Alico Inc.	46,638	1,920
	Cherokee Inc.	145,928	1,899
	Culp Inc.	100,120	1,873
*	Johnson Outdoors Inc. Class A	69,364	1,860
	Lifetime Brands Inc.	120,582	1,844
	Strattec Security Corp.	45,185	1,733
	Flexsteel Industries Inc.	67,356	1,682
	Rocky Brands Inc.	95,177	1,657
	Griffin Land & Nurseries Inc.	49,370	1,585
*	Central Garden and Pet Co.	223,966	1,577
*	Zagg Inc.	346,599	1,560
*	Charles & Colvard Ltd.	221,308	1,551
	Marine Products Corp.	166,467	1,512

	Shiloh Industries Inc.	110,312	1,445
*	Delta Apparel Inc.	84,602	1,401
*	Farmer Bros Co.	92,919	1,399
*	Craft Brew Alliance Inc.	104,109	1,399
^	JAKKS Pacific Inc.	297,222	1,335
	Lifeway Foods Inc.	95,840	1,295
*	Skullcandy Inc.	191,257	1,182
*	Dixie Group Inc.	105,574	1,176
*	Joe's Jeans Inc.	832,167	890
*	LoJack Corp.	276,852	886
	Escalade Inc.	100,014	861
*,^ American Apparel Inc.		652,387	848
*	Stanley Furniture Co. Inc.	227,672	845
*	S&W Seed Co.	79,162	663
	LS Starrett Co. Class A	58,996	649
	Crown Crafts Inc.	87,654	631
	MGP Ingredients Inc.	102,286	536
*	Mannatech Inc.	21,837	525
	Rocky Mountain Chocolate Factory Inc.	41,653	504
*,^ Primo Water Corp.		191,643	456
*	Kid Brands Inc.	294,706	433
*	Reed's Inc.	72,699	393
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		112,715	358
*	WCI Communities Inc.	20,530	354
	Reliv International Inc.	132,578	349
*	Skyline Corp.	69,891	347
*	Core Molding Technologies Inc.	34,205	328
*	Emerson Radio Corp.	169,085	318
*	Virco Manufacturing Corp.	132,838	276
*	US Auto Parts Network Inc.	128,589	170
*,^ Coffee Holding Co. Inc.		20,548	120
*	Hovnanian Enterprises Inc. Class B	19,300	101
*,^ Comstock Holding Cos. Inc. Class A		53,775	97
*,^ Clean Diesel Technologies Inc.		64,160	90
*	Majesco Entertainment Co.	160,705	88
*	Truett-Hurst Inc.	11,700	64
*	Universal Security Instruments Inc.	12,777	63
	CCA Industries Inc.	17,873	62
*	Summer Infant Inc.	21,773	60
*	DS Healthcare Group Inc.	32,023	60
*	Forward Industries Inc.	31,564	60
*	Tofutti Brands Inc.	20,889	43
*	CTI Industries Corp.	7,424	38
	Compx International Inc.	2,430	32
*	Crystal Rock Holdings Inc.	32,920	29
*	Willamette Valley Vineyards Inc.	5,284	29
*	P&F Industries Inc. Class A	3,745	28
*	Lakeland Industries Inc.	4,701	25
	Koss Corp.	3,972	20
	Acme United Corp.	1,200	18
*	Natural Alternatives International Inc.	2,400	14
*	Ocean Bio-Chem Inc.	3,142	8
*	Cyanotech Corp.	700	4
	Kewaunee Scientific Corp.	100	2
	Golden Enterprises Inc.	100	—
			27,752,177

Consumer Services (13.4%)
Wal-Mart Stores Inc.	23,689,244	1,752,056
* Amazon.com Inc.	5,319,850	1,663,198
Home Depot Inc.	20,847,101	1,581,253
Walt Disney Co.	23,399,222	1,509,016
Comcast Corp. Class A	33,291,900	1,503,129
McDonald's Corp.	14,551,357	1,399,986
CVS Caremark Corp.	17,876,062	1,014,467
* eBay Inc.	16,956,330	945,994
Twenty-First Century Fox Inc.	27,852,355	933,054
Time Warner Inc.	12,718,170	836,983
Starbucks Corp.	10,388,221	799,581
* priceline.com Inc.	749,583	757,791
Costco Wholesale Corp.	6,354,965	731,584
Lowe's Cos. Inc.	15,304,036	728,625
Walgreen Co.	12,379,836	666,035
Target Corp.	9,187,324	587,805
TJX Cos. Inc.	9,919,693	559,372
Viacom Inc. Class B	6,350,229	530,752
Yum! Brands Inc.	6,525,229	465,836
Time Warner Cable Inc.	4,159,561	464,207
CBS Corp. Class B	8,345,679	460,348
* DIRECTV	7,591,009	453,563
McKesson Corp.	3,326,282	426,762
Las Vegas Sands Corp.	5,391,901	358,130
Whole Foods Market Inc.	5,419,694	317,052
Delta Air Lines Inc.	12,483,997	294,498
Kroger Co.	7,160,856	288,869
Sysco Corp.	8,629,427	274,675
* Dollar General Corp.	4,708,107	265,820
Cardinal Health Inc.	4,955,655	258,437
* Netflix Inc.	814,369	251,811
Omnicom Group Inc.	3,796,538	240,852
Macy's Inc.	5,562,554	240,692
* Bed Bath & Beyond Inc.	3,011,021	232,933
Carnival Corp.	6,885,201	224,733
Ross Stores Inc.	3,028,285	220,459
L Brands Inc.	3,579,947	218,735
* AutoZone Inc.	496,937	210,070
Comcast Corp.	4,783,251	207,450
AmerisourceBergen Corp. Class A	3,358,419	205,199
* O'Reilly Automotive Inc.	1,522,388	194,241
* Chipotle Mexican Grill Inc. Class A	448,266	192,172
* Liberty Media Corp. Class A	1,287,496	189,455
Starwood Hotels & Resorts Worldwide Inc.	2,831,991	188,186
Wynn Resorts Ltd.	1,176,172	185,847
* Discovery Communications Inc. Class A	2,137,532	180,450
* Dollar Tree Inc.	3,084,672	176,320
* Liberty Interactive Corp. Class A	7,262,990	170,462
Gap Inc.	4,075,077	164,144
* United Continental Holdings Inc.	5,166,779	158,672
* CarMax Inc.	3,257,533	157,893
Sirius XM Radio Inc.	40,569,320	157,003
Southwest Airlines Co.	10,466,661	152,395
Kohl's Corp.	2,892,184	149,671
Best Buy Co. Inc.	3,953,437	148,254
Staples Inc.	9,618,164	140,906

Tractor Supply Co.	2,026,884	136,146
DISH Network Corp. Class A	3,010,021	135,481
* Hertz Global Holdings Inc.	5,832,543	129,249
* Charter Communications Inc. Class A	957,817	129,075
* TripAdvisor Inc.	1,607,440	121,908
Marriott International Inc.Class A	2,893,843	121,715
Tiffany & Co.	1,580,831	121,123
Wyndham Worldwide Corp.	1,971,040	120,174
Nielsen Holdings NV	3,287,438	119,827
Nordstrom Inc.	2,125,264	119,440
PetSmart Inc.	1,508,798	115,061
Safeway Inc.	3,506,676	112,179
* News Corp. Class A	6,961,885	111,808
* MGM Resorts International	5,337,422	109,097
Interpublic Group of Cos. Inc.	6,201,935	106,549
H&R Block Inc.	3,976,499	106,013
* Ulta Salon Cosmetics & Fragrance Inc.	880,366	105,169
Family Dollar Stores Inc.	1,420,719	102,320
* Discovery Communications Inc.	1,267,511	99,018
* IHS Inc. Class A	810,234	92,513
Scripps Networks Interactive Inc. Class A	1,146,067	89,519
Gannett Co. Inc.	3,329,810	89,206
Darden Restaurants Inc.	1,894,532	87,698
Advance Auto Parts Inc.	1,055,786	87,292
Omnicare Inc.	1,519,430	84,328
Signet Jewelers Ltd.	1,170,556	83,870
GameStop Corp. Class A	1,635,951	81,225
Expedia Inc.	1,521,912	78,820
Dick's Sporting Goods Inc.	1,455,414	77,690
Foot Locker Inc.	2,190,442	74,344
Royal Caribbean Cruises Ltd.	1,908,739	73,067
International Game Technology	3,775,560	71,471
Dunkin' Brands Group Inc.	1,546,481	69,994
GNC Holdings Inc. Class A	1,280,788	69,969
Williams-Sonoma Inc.	1,202,491	67,580
FactSet Research Systems Inc.	604,536	65,955
* Groupon Inc.	5,775,211	64,740
* Panera Bread Co. Class A	406,910	64,507
* Sally Beauty Holdings Inc.	2,463,422	64,443
Alaska Air Group Inc.	1,017,424	63,711
* Rite Aid Corp.	13,202,653	62,845
Dun & Bradstreet Corp.	581,407	60,379
* Urban Outfitters Inc.	1,604,628	59,002
* AMC Networks Inc. Class A	837,977	57,385
* Pandora Media Inc.	2,201,067	55,313
Domino's Pizza Inc.	813,612	55,285
Service Corp. International	2,917,615	54,326
* Lamar Advertising Co. Class A	1,152,504	54,202
* Copart Inc.	1,636,570	52,027
* AutoNation Inc.	968,930	50,549
* Madison Square Garden Co. Class A	869,312	50,481
* US Airways Group Inc.	2,648,334	50,212
Cablevision Systems Corp. Class A	2,932,449	49,382
Sotheby's	987,396	48,511
Cinemark Holdings Inc.	1,503,955	47,736
* Penn National Gaming Inc.	853,301	47,239
* United Natural Foods Inc.	696,450	46,815

*	Avis Budget Group Inc.	1,558,003	44,917
	DSW Inc. Class A	506,328	43,200
	KAR Auction Services Inc.	1,504,085	42,430
	Brinker International Inc.	1,035,229	41,958
*	Cabela's Inc.	662,067	41,730
*	Starz	1,470,895	41,376
	Casey's General Stores Inc.	553,184	40,659
	Abercrombie & Fitch Co.	1,139,421	40,301
*	Lumber Liquidators Holdings Inc.	376,201	40,122
	Washington Post Co. Class B	63,455	38,793
	Chico's FAS Inc.	2,310,267	38,489
*	Bally Technologies Inc.	532,882	38,399
*	Live Nation Entertainment Inc.	2,022,008	37,508
*,^ JC Penney Co. Inc.		4,205,229	37,090
*,^ Sears Holdings Corp.		616,588	36,773
*	Ascena Retail Group Inc.	1,831,757	36,507
*	Yelp Inc.	546,162	36,145
*	Spirit Airlines Inc.	1,052,011	36,052
	Vail Resorts Inc.	516,354	35,825
	Sinclair Broadcast Group Inc. Class A	1,066,624	35,753
	Cracker Barrel Old Country Store Inc.	344,517	35,568
	Harris Teeter Supermarkets Inc.	718,078	35,322
*	Lions Gate Entertainment Corp.	1,006,847	35,290
	Wendy's Co.	4,066,996	34,488
	American Eagle Outfitters Inc.	2,384,675	33,362
	Cheesecake Factory Inc.	743,669	32,684
*	VCA Antech Inc.	1,184,673	32,531
	John Wiley & Sons Inc. Class A	678,877	32,376
	Rent-A-Center Inc.	830,454	31,640
	Dillard's Inc. Class A	396,599	31,054
*	Big Lots Inc.	836,702	31,033
	Six Flags Entertainment Corp.	899,864	30,406
*	Life Time Fitness Inc.	587,201	30,223
*	Buffalo Wild Wings Inc.	271,119	30,154
*	Acxiom Corp.	1,051,638	29,856
^	Burger King Worldwide Inc.	1,524,529	29,759
*	Apollo Group Inc. Class A	1,423,300	29,619
*	Shutterfly Inc.	522,912	29,220
*	Hyatt Hotels Corp. Class A	663,964	28,524
	Aaron's Inc.	1,014,572	28,104
*	Express Inc.	1,176,546	27,755
*	Five Below Inc.	627,936	27,472
*	DreamWorks Animation SKG Inc. Class A	959,334	27,303
	Pier 1 Imports Inc.	1,394,850	27,227
*	Grand Canyon Education Inc.	667,340	26,880
*	Murphy USA Inc.	655,012	26,456
	PriceSmart Inc.	277,680	26,446
*	Fresh Market Inc.	555,721	26,291
	CST Brands Inc.	872,215	25,992
*	Beacon Roofing Supply Inc.	703,506	25,938
	Guess? Inc.	866,873	25,876
*	Jack in the Box Inc.	640,909	25,636
	Penske Automotive Group Inc.	588,893	25,163
	Rollins Inc.	942,009	24,973
	Group 1 Automotive Inc.	317,598	24,671
	HSN Inc.	458,830	24,602
	Morningstar Inc.	308,996	24,491

* SUPERVALU Inc.	2,970,141	24,444
Meredith Corp.	510,096	24,291
Hillenbrand Inc.	885,177	24,227
* ANN Inc.	665,342	24,099
* Asbury Automotive Group Inc.	451,567	24,023
Texas Roadhouse Inc. Class A	902,131	23,708
* New York Times Co. Class A	1,884,870	23,693
Men's Wearhouse Inc.	688,545	23,445
* Saks Inc.	1,470,073	23,433
* Restoration Hardware Holdings Inc.	367,193	23,262
Regal Entertainment Group Class A	1,220,485	23,165
* JetBlue Airways Corp.	3,473,383	23,133
^ Dolby Laboratories Inc. Class A	669,730	23,112
Lithia Motors Inc. Class A	315,946	23,051
Allegiant Travel Co. Class A	218,611	23,033
* Norwegian Cruise Line Holdings Ltd.	739,588	22,816
Bob Evans Farms Inc.	397,733	22,778
^ Buckle Inc.	419,916	22,696
* Genesco Inc.	344,221	22,574
* HomeAway Inc.	804,527	22,527
DeVry Inc.	736,416	22,505
* ValueClick Inc.	1,041,397	21,713
* Pinnacle Entertainment Inc.	851,685	21,335
* Hibbett Sports Inc.	374,604	21,034
Choice Hotels International Inc.	467,131	20,175
* Office Depot Inc.	4,168,574	20,134
* WMS Industries Inc.	770,837	20,003
^ Chemed Corp.	276,162	19,746
Monro Muffler Brake Inc.	423,602	19,693
* OpenTable Inc.	277,651	19,430
* Children's Place Retail Stores Inc.	334,768	19,370
* SHFL Entertainment Inc.	815,650	18,760
Belo Corp. Class A	1,362,771	18,670
* Conn's Inc.	365,310	18,280
Nexstar Broadcasting Group Inc. Class A	410,407	18,265
* Vitamin Shoppe Inc.	417,405	18,261
* Krispy Kreme Doughnuts Inc.	940,593	18,191
Papa John's International Inc.	257,524	17,996
* Marriott Vacations Worldwide Corp.	408,174	17,960
* Orient-Express Hotels Ltd. Class A	1,382,850	17,949
Finish Line Inc. Class A	712,298	17,715
* Jos A Bank Clothiers Inc.	401,540	17,652
* WebMD Health Corp.	615,833	17,613
Twenty-First Century Fox Inc.	518,874	17,330
* Bloomin' Brands Inc.	709,057	16,741
Churchill Downs Inc.	190,956	16,522
DineEquity Inc.	234,271	16,165
Valassis Communications Inc.	552,094	15,944
AMERCO	85,392	15,723
* Boyd Gaming Corp.	1,085,437	15,359
OfficeMax Inc.	1,198,726	15,332
^ Weight Watchers International Inc.	402,573	15,044
* AFC Enterprises Inc.	340,017	14,821
National CineMedia Inc.	784,711	14,800
* Ascent Capital Group Inc. Class A	181,424	14,626
Matthews International Corp. Class A	381,213	14,517
* Rush Enterprises Inc. Class A	537,562	14,251

	Stewart Enterprises Inc. Class A	1,071,376	14,078
*	Sprouts Farmers Market Inc.	316,448	14,047
	Brown Shoe Co. Inc.	595,717	13,981
*,^ SolarCity Corp.		397,445	13,752
*,^ Caesars Entertainment Corp.		693,122	13,661
*	K12 Inc.	441,504	13,634
*	Multimedia Games Holding Co. Inc.	392,152	13,549
*	Sonic Corp.	757,319	13,442
*	Red Robin Gourmet Burgers Inc.	188,130	13,376
*	comScore Inc.	456,233	13,217
	Sonic Automotive Inc. Class A	553,072	13,163
*,^ Angie's List Inc.		583,768	13,135
	Interval Leisure Group Inc.	555,323	13,122
*	Susser Holdings Corp.	241,430	12,832
	CEC Entertainment Inc.	269,445	12,357
*,^ Clean Energy Fuels Corp.		966,683	12,354
	International Speedway Corp. Class A	373,566	12,066
*,^ Liquidity Services Inc.		359,472	12,064
*	Bankrate Inc.	574,901	11,826
*	Bright Horizons Family Solutions Inc.	329,264	11,798
	SeaWorld Entertainment Inc.	396,570	11,750
*	Fiesta Restaurant Group Inc.	308,805	11,630
*	Scientific Games Corp. Class A	704,594	11,393
*	Tile Shop Holdings Inc.	385,467	11,367
*	Francesca's Holdings Corp.	599,929	11,183
*	Steiner Leisure Ltd.	188,762	11,029
	Regis Corp.	750,632	11,019
	Scholastic Corp.	384,207	11,008
	Cato Corp. Class A	390,790	10,934
*	Aeropostale Inc.	1,157,689	10,882
*,^ ITT Educational Services Inc.		338,052	10,480
*	Capella Education Co.	183,639	10,387
	SkyWest Inc.	708,906	10,293
	Core-Mark Holding Co. Inc.	152,594	10,138
*	BJ's Restaurants Inc.	351,279	10,089
*	Constant Contact Inc.	416,594	9,869
*	Biglari Holdings Inc.	23,628	9,751
*	American Public Education Inc.	251,612	9,511
	MDC Partners Inc. Class A	339,404	9,497
*	Pep Boys-Manny Moe & Jack	744,467	9,284
*	Zumiez Inc.	328,654	9,050
*	Stamps.com Inc.	196,606	9,030
*	Tuesday Morning Corp.	576,742	8,807
*	rue21 inc	216,596	8,737
	Stage Stores Inc.	449,566	8,632
	Weis Markets Inc.	172,984	8,466
*	EW Scripps Co. Class A	447,857	8,218
*	Denny's Corp.	1,324,597	8,107
*	Republic Airways Holdings Inc.	661,805	7,875
	Fred's Inc. Class A	487,734	7,633
*	Chuy's Holdings Inc.	206,821	7,423
*	Blue Nile Inc.	179,179	7,334
*	Orbitz Worldwide Inc.	756,151	7,282
*	Mattress Firm Holding Corp.	221,581	7,046
*	Zale Corp.	455,864	6,929
	Strayer Education Inc.	165,373	6,866
*	Carmike Cinemas Inc.	303,450	6,700

*	Overstock.com Inc.	222,850	6,612
	Harte-Hanks Inc.	746,578	6,592
	Spartan Stores Inc.	295,522	6,519
*	Cumulus Media Inc. Class A	1,228,681	6,512
*	Barnes & Noble Inc.	501,721	6,492
*,^ Noodles & Co.		151,184	6,451
	Haverty Furniture Cos. Inc.	262,806	6,447
	Carriage Services Inc. Class A	304,499	5,907
*	Ruby Tuesday Inc.	776,090	5,821
	Ruth's Hospitality Group Inc.	485,304	5,756
*	Standard Parking Corp.	213,767	5,748
*	RetailMeNot Inc.	161,500	5,745
*	Fairway Group Holdings Corp.	220,835	5,645
*	Chefs' Warehouse Inc.	243,670	5,629
	Destination Maternity Corp.	174,026	5,534
*	America's Car-Mart Inc.	122,497	5,526
*	Wet Seal Inc. Class A	1,379,266	5,421
*	Sears Hometown and Outlet Stores Inc.	168,644	5,354
	Shoe Carnival Inc.	196,927	5,319
	Stein Mart Inc.	385,820	5,293
*	Gray Television Inc.	663,862	5,211
*	Providence Service Corp.	178,512	5,122
*	Journal Communications Inc. Class A	598,580	5,118
	Ingles Markets Inc. Class A	175,643	5,046
*,^ Hawaiian Holdings Inc.		677,888	5,044
*,^ Natural Grocers by Vitamin Cottage Inc.		125,829	4,995
	PetMed Express Inc.	306,044	4,985
*	XO Group Inc.	382,264	4,939
*,^ Media General Inc. Class A		341,311	4,867
*	Del Frisco's Restaurant Group Inc.	237,808	4,797
*	Clear Channel Outdoor Holdings Inc. Class A	570,001	4,674
*,^ RadioShack Corp.		1,356,205	4,625
*	Bridgepoint Education Inc.	254,902	4,598
	Nash Finch Co.	171,901	4,540
	Entravision Communications Corp. Class A	758,424	4,475
*,^ hhgregg Inc.		244,405	4,377
*	Digital Generation Inc.	335,458	4,337
	Big 5 Sporting Goods Corp.	267,074	4,295
	Marcus Corp.	276,351	4,015
	World Wrestling Entertainment Inc. Class A	391,045	3,977
*,^ Titan Machinery Inc.		243,976	3,921
*	Bravo Brio Restaurant Group Inc.	255,515	3,858
*	Kirkland's Inc.	209,164	3,857
*	Destination XL Group Inc.	595,586	3,853
*	QuinStreet Inc.	400,608	3,786
*	MarineMax Inc.	308,302	3,761
	Town Sports International Holdings Inc.	286,444	3,718
*	Christopher & Banks Corp.	499,398	3,601
*	Citi Trends Inc.	204,553	3,576
	Speedway Motorsports Inc.	195,066	3,492
*	Pantry Inc.	314,287	3,482
*	Demand Media Inc.	544,444	3,441
	Roundy's Inc.	392,507	3,376
	Schawk Inc. Class A	209,335	3,107
	bebe stores inc	494,890	3,014
*	West Marine Inc.	243,685	2,973
*	Travelzoo Inc.	111,504	2,959

*	Monarch Casino & Resort Inc.	153,221	2,908
*	Morgans Hotel Group Co.	372,086	2,861
	CSS Industries Inc.	116,422	2,795
*	Famous Dave's Of America Inc.	172,228	2,781
	Saga Communications Inc. Class A	62,434	2,771
*	Avid Technology Inc.	459,684	2,758
*	RealNetworks Inc.	320,582	2,744
	Village Super Market Inc. Class A	71,887	2,733
*	Vitacost.com Inc.	313,533	2,665
*	Entercom Communications Corp. Class A	288,724	2,535
*	McClatchy Co. Class A	819,544	2,459
*	Corinthian Colleges Inc.	1,104,920	2,420
	Marchex Inc. Class B	322,393	2,347
*	ValueVision Media Inc. Class A	531,410	2,312
	Arden Group Inc.	17,307	2,250
	Winmark Corp.	30,183	2,225
	Mac-Gray Corp.	152,549	2,221
	AH Belo Corp. Class A	282,580	2,218
*	Isle of Capri Casinos Inc.	292,282	2,210
*	New York & Co. Inc.	375,723	2,172
*	Daily Journal Corp.	14,695	2,160
^	Bon-Ton Stores Inc.	198,551	2,095
*	Career Education Corp.	740,695	2,044
*	News Corp. Class B	124,221	2,041
*	Spark Networks Inc.	244,885	2,037
*	Nathan's Famous Inc.	38,390	2,026
*	Speed Commerce Inc.	615,967	2,020
*	Tilly's Inc. Class A	138,635	2,012
*	Education Management Corp.	220,265	2,009
	Courier Corp.	123,393	1,952
*	Luby's Inc.	269,231	1,933
*,^ Dex Media Inc.		223,905	1,820
*	Pacific Sunwear of California Inc.	603,033	1,809
	Einstein Noah Restaurant Group Inc.	97,807	1,694
*	Geeknet Inc.	100,443	1,691
*	Ignite Restaurant Group Inc.	108,138	1,678
*	PCM Inc.	177,713	1,653
*,^ Lee Enterprises Inc.		612,230	1,616
*	1-800-Flowers.com Inc. Class A	322,024	1,588
*	Carrols Restaurant Group Inc.	257,294	1,570
*	Diamond Resorts International Inc.	79,171	1,489
*	Cache Inc.	245,468	1,463
*	Century Casinos Inc.	253,622	1,451
*	Radio One Inc.	538,531	1,449
*	ReachLocal Inc.	121,335	1,445
*	Reading International Inc. Class A	217,593	1,430
	Gordmans Stores Inc.	116,460	1,310
*	MTR Gaming Group Inc.	277,772	1,308
*	JTH Holding Inc. Class A	68,036	1,289
*	Body Central Corp.	209,867	1,280
*	Gaiam Inc. Class A	252,728	1,266
*	Rick's Cabaret International Inc.	107,071	1,262
*	Build-A-Bear Workshop Inc.	168,197	1,174
*	Lakes Entertainment Inc.	262,077	1,085
	Salem Communications Corp. Class A	128,014	1,060
*	Emmis Communications Corp. Class A	389,056	1,047
*	Red Lion Hotels Corp.	197,618	1,041

*	TravelCenters of America LLC	132,225	1,038
^	Collectors Universe Inc.	70,491	1,035
	Frisch's Restaurants Inc.	41,790	1,008
*	Diversified Restaurant Holdings Inc.	147,300	966
*	Martha Stewart Living Omnimedia Inc. Class A	390,644	898
*	TechTarget Inc.	179,552	896
*	Autobytel Inc.	121,653	872
*	PDI Inc.	177,317	855
*	TheStreet Inc.	395,735	827
	Trans World Entertainment Corp.	160,912	745
*	YuMe Inc.	69,704	739
	Ambassadors Group Inc.	195,913	676
*	Kona Grill Inc.	56,451	656
*	Mandalay Digital Group Inc.	238,655	635
	National American University Holdings Inc.	175,287	601
	Dover Motorsports Inc.	236,518	570
*	Premier Exhibitions Inc.	363,244	556
*	Learning Tree International Inc.	136,059	535
	Beasley Broadcasting Group Inc. Class A	59,000	513
*,^ Empire Resorts Inc.		130,292	478
*	ALCO Stores Inc.	33,827	472
	Dover Downs Gaming & Entertainment Inc.	339,612	462
*	Coldwater Creek Inc.	256,305	441
*	Cosi Inc.	179,823	421
*	Full House Resorts Inc.	147,684	411
*	dELiA*s Inc.	307,642	372
*,^ Pizza Inn Holdings Inc.		46,505	360
*	Envivio Inc.	111,939	352
	Gaming Partners International Corp.	41,577	337
*	CafePress Inc.	52,841	323
*	Perfumania Holdings Inc.	64,655	312
*	Hollywood Media Corp.	174,057	275
	Hastings Entertainment Inc.	105,219	265
*	Books-A-Million Inc.	105,377	253
*	Cambium Learning Group Inc.	157,716	243
	Wayside Technology Group Inc.	17,434	224
*,^ Local Corp.		105,247	204
*	Spanish Broadcasting System Inc.	48,500	197
	Canterbury Park Holding Corp.	16,908	192
*	DGSE Cos. Inc.	61,321	182
*	RLJ Entertainment Inc.	26,641	139
	Ark Restaurants Corp.	5,620	120
*	Liberty Global plc Class A	1,316	104
*	Good Times Restaurants Inc.	42,965	101
*	Liberty Global plc	994	75
*	Sport Chalet Inc. Class A	65,485	73
*,^ Crumbs Bake Shop Inc.		64,830	73
*	Insignia Systems Inc.	26,823	72
*	Digital Cinema Destinations Corp.	9,100	56
*	PokerTek Inc.	31,769	37
*	Bacterin International Holdings Inc.	48,600	33
	Educational Development Corp.	11,647	32
*	SPAR Group Inc.	16,145	30
*	Nevada Gold & Casinos Inc.	17,500	18
*	You On Demand Holdings Inc.	7,000	12
*	NTN Buzztime Inc.	21,881	8
*	Universal Travel Group	42,843	7

* Sport Chalet Inc. Class B	2,690	4
* Dover Saddlery Inc.	730	3
		36,509,707
Financials (18.4%)
Wells Fargo & Co.	77,282,287	3,193,304
* Berkshire Hathaway Inc. Class B	25,292,418	2,870,942
JPMorgan Chase & Co.	54,786,887	2,831,934
Bank of America Corp.	156,391,065	2,158,197
Citigroup Inc.	42,048,226	2,039,759
Visa Inc. Class A	7,489,769	1,431,295
American Express Co.	15,705,417	1,186,073
American International Group Inc.	21,484,876	1,044,810
Mastercard Inc. Class A	1,519,718	1,022,436
US Bancorp	26,823,158	981,191
Goldman Sachs Group Inc.	5,882,834	930,723
Simon Property Group Inc.	4,515,560	669,341
MetLife Inc.	12,774,979	599,785
Capital One Financial Corp.	8,519,523	585,632
PNC Financial Services Group Inc.	7,736,015	560,474
Morgan Stanley	19,955,060	537,789
Prudential Financial Inc.	6,738,454	525,465
Bank of New York Mellon Corp.	16,834,403	508,231
Travelers Cos. Inc.	5,459,828	462,830
BlackRock Inc.	1,589,520	430,156
American Tower Corporation	5,749,128	426,183
Aflac Inc.	6,768,287	419,566
ACE Ltd.	4,454,525	416,765
State Street Corp.	6,163,835	405,272
Discover Financial Services	7,109,313	359,305
Marsh & McLennan Cos. Inc.	7,996,090	348,230
BB&T Corp.	10,240,579	345,620
Allstate Corp.	6,794,611	343,468
Public Storage	2,127,477	341,566
CME Group Inc.	4,621,107	341,407
Charles Schwab Corp.	15,889,977	335,914
Chubb Corp.	3,756,836	335,335
Aon plc	4,473,158	332,982
Franklin Resources Inc.	6,009,185	303,764
Equity Residential	5,242,389	280,835
Prologis Inc.	7,255,539	272,953
HCP Inc.	6,631,412	271,556
Ameriprise Financial Inc.	2,922,013	266,137
McGraw Hill Financial Inc.	4,003,877	262,614
Ventas Inc.	4,263,589	262,211
Health Care REIT Inc.	4,165,867	259,867
T. Rowe Price Group Inc.	3,595,465	258,622
SunTrust Banks Inc.	7,829,487	253,832
Weyerhaeuser Co.	8,471,388	242,536
Boston Properties Inc.	2,217,175	237,016
Moody's Corp.	3,231,045	227,239
AvalonBay Communities Inc.	1,787,460	227,168
Fifth Third Bancorp	12,387,929	223,478
Progressive Corp.	7,862,325	214,091
Loews Corp.	4,511,580	210,871
Vornado Realty Trust	2,447,015	205,696
Hartford Financial Services Group Inc.	6,607,846	205,636
Invesco Ltd.	6,445,002	205,596

Host Hotels & Resorts Inc.	10,912,219	192,819
* IntercontinentalExchange Inc.	1,059,252	192,169
M&T Bank Corp.	1,699,268	190,182
Regions Financial Corp.	20,500,251	189,832
Principal Financial Group Inc.	4,275,562	183,080
Northern Trust Corp.	3,139,074	170,734
Lincoln National Corp.	3,894,160	163,516
General Growth Properties Inc.	8,438,179	162,772
Annaly Capital Management Inc.	13,778,158	159,551
KeyCorp	13,350,623	152,197
Western Union Co.	8,073,625	150,654
NYSE Euronext	3,528,414	148,123
* Berkshire Hathaway Inc. Class A	863	147,064
* CIT Group Inc.	2,924,127	142,610
* Affiliated Managers Group Inc.	768,364	140,334
American Capital Agency Corp.	5,761,267	130,032
XL Group plc Class A	4,202,381	129,517
Leucadia National Corp.	4,503,279	122,669
SL Green Realty Corp.	1,337,397	118,814
Unum Group	3,868,148	117,746
Macerich Co.	2,040,491	115,165
Kimco Realty Corp.	5,658,396	114,186
Realty Income Corp.	2,851,812	113,360
Plum Creek Timber Co. Inc.	2,368,797	110,931
Cincinnati Financial Corp.	2,259,758	106,570
Comerica Inc.	2,706,423	106,389
Equifax Inc.	1,763,601	105,552
Rayonier Inc.	1,827,433	101,697
Huntington Bancshares Inc.	12,152,306	100,378
* Markel Corp.	193,077	99,969
Willis Group Holdings plc	2,302,769	99,779
* Arch Capital Group Ltd.	1,830,957	99,110
^ Digital Realty Trust Inc.	1,861,137	98,826
Torchmark Corp.	1,338,675	96,853
Federal Realty Investment Trust	954,394	96,823
* CBRE Group Inc. Class A	4,095,296	94,724
* Alleghany Corp.	230,798	94,546
TD Ameritrade Holding Corp.	3,599,323	94,230
* Ocwen Financial Corp.	1,677,067	93,530
New York Community Bancorp Inc.	6,062,344	91,602
* Genworth Financial Inc. Class A	7,149,289	91,439
* Realogy Holdings Corp.	2,121,463	91,265
First Republic Bank	1,902,272	88,703
UDR Inc.	3,628,087	85,986
Everest Re Group Ltd.	579,979	84,335
Fidelity National Financial Inc. Class A	3,150,688	83,808
Essex Property Trust Inc.	550,814	81,355
Arthur J Gallagher & Co.	1,838,747	80,261
Cole Real Estate Investment Inc.	6,503,322	79,731
Camden Property Trust	1,239,798	76,173
Raymond James Financial Inc.	1,821,295	75,893
Liberty Property Trust	2,075,490	73,887
Zions Bancorporation	2,680,781	73,507
Duke Realty Corp.	4,721,423	72,899
PartnerRe Ltd.	787,281	72,068
* MSCI Inc. Class A	1,750,283	70,466
Reinsurance Group of America Inc. Class A	1,050,146	70,349

Extra Space Storage Inc.	1,529,730	69,985
SEI Investments Co.	2,250,892	69,575
People's United Financial Inc.	4,785,043	68,809
* E*TRADE Financial Corp.	4,152,547	68,517
WR Berkley Corp.	1,578,577	67,658
Axis Capital Holdings Ltd.	1,557,385	67,450
Starwood Property Trust Inc.	2,776,109	66,543
Alexandria Real Estate Equities Inc.	1,037,948	66,273
Regency Centers Corp.	1,339,782	64,778
Eaton Vance Corp.	1,663,150	64,580
HCC Insurance Holdings Inc.	1,456,865	63,840
Senior Housing Properties Trust	2,729,008	63,695
East West Bancorp Inc.	1,969,491	62,925
Hudson City Bancorp Inc.	6,897,933	62,426
Waddell & Reed Financial Inc. Class A	1,184,680	60,987
Lazard Ltd. Class A	1,685,943	60,728
Assurant Inc.	1,115,839	60,367
American Financial Group Inc.	1,108,447	59,923
Apartment Investment & Management Co. Class A	2,116,940	59,147
Taubman Centers Inc.	878,548	59,135
Kilroy Realty Corp.	1,182,220	59,052
Corrections Corp. of America	1,707,774	59,004
DDR Corp.	3,718,078	58,411
* Signature Bank	633,335	57,963
Legg Mason Inc.	1,731,847	57,913
CBOE Holdings Inc.	1,265,972	57,260
Hospitality Properties Trust	2,018,022	57,110
BRE Properties Inc.	1,117,812	56,740
* SVB Financial Group	652,017	56,315
Jones Lang LaSalle Inc.	644,970	56,306
National Retail Properties Inc.	1,760,635	56,023
RenaissanceRe Holdings Ltd.	613,483	55,539
Cullen/Frost Bankers Inc.	783,990	55,310
Old Republic International Corp.	3,566,855	54,930
* Howard Hughes Corp.	486,902	54,713
NASDAQ OMX Group Inc.	1,692,830	54,323
WP Carey Inc.	839,538	54,318
Brown & Brown Inc.	1,670,696	53,629
First Niagara Financial Group Inc.	5,133,753	53,237
FirstMerit Corp.	2,399,316	52,089
American Campus Communities Inc.	1,519,322	51,885
BioMed Realty Trust Inc.	2,789,293	51,853
Two Harbors Investment Corp.	5,280,101	51,270
Prosperity Bancshares Inc.	828,728	51,249
Omega Healthcare Investors Inc.	1,699,235	50,756
Validus Holdings Ltd.	1,372,100	50,740
Weingarten Realty Investors	1,673,874	49,095
Commerce Bancshares Inc.	1,118,201	48,988
Protective Life Corp.	1,135,348	48,309
Allied World Assurance Co. Holdings AG	476,478	47,357
Home Properties Inc.	813,518	46,981
LPL Financial Holdings Inc.	1,219,412	46,716
Assured Guaranty Ltd.	2,479,054	46,482
CNO Financial Group Inc.	3,227,793	46,480
* Forest City Enterprises Inc. Class A	2,451,499	46,431
Douglas Emmett Inc.	1,963,216	46,077
Highwoods Properties Inc.	1,294,646	45,714

	Chimera Investment Corp.	14,883,677	45,246
	CBL & Associates Properties Inc.	2,343,727	44,765
	Tanger Factory Outlet Centers	1,365,355	44,579
	Synovus Financial Corp.	13,490,094	44,517
	Spirit Realty Capital Inc.	4,840,000	44,431
	City National Corp.	665,779	44,381
*	Portfolio Recovery Associates Inc.	731,347	43,837
*	Liberty Ventures Class A	496,041	43,736
	Financial Engines Inc.	710,804	42,250
	Piedmont Office Realty Trust Inc. Class A	2,431,743	42,215
	RLJ Lodging Trust	1,682,557	39,523
	LaSalle Hotel Properties	1,385,373	39,511
	Equity Lifestyle Properties Inc.	1,148,997	39,261
	MFA Financial Inc.	5,211,823	38,828
^	Mid-America Apartment Communities Inc.	619,417	38,714
	First Horizon National Corp.	3,501,155	38,478
	Hancock Holding Co.	1,223,284	38,387
	ProAssurance Corp.	849,714	38,288
*	Popular Inc.	1,455,706	38,183
	Associated Banc-Corp	2,432,996	37,687
	CommonWealth REIT	1,717,031	37,620
	Retail Properties of America Inc.	2,724,563	37,463
^	Federated Investors Inc. Class B	1,358,991	36,910
	First American Financial Corp.	1,491,109	36,309
*	Stifel Financial Corp.	871,607	35,928
*	MGIC Investment Corp.	4,896,941	35,650
	Post Properties Inc.	786,610	35,413
	Hanover Insurance Group Inc.	639,240	35,363
	StanCorp Financial Group Inc.	641,742	35,309
	Bank of Hawaii Corp.	646,397	35,196
	Aspen Insurance Holdings Ltd.	960,829	34,868
	Radian Group Inc.	2,491,143	34,702
	Sovran Self Storage Inc.	455,674	34,485
	Geo Group Inc.	1,036,256	34,456
	Susquehanna Bancshares Inc.	2,707,888	33,984
	CapitalSource Inc.	2,842,309	33,767
	Webster Financial Corp.	1,308,094	33,396
	EPR Properties	681,007	33,192
	ING US Inc.	1,135,865	33,179
	Fulton Financial Corp.	2,830,328	33,058
	Endurance Specialty Holdings Ltd.	611,767	32,864
	Primerica Inc.	813,013	32,797
	American Realty Capital Properties Inc.	2,683,865	32,743
*	Altisource Portfolio Solutions SA	233,370	32,674
*,^ Zillow Inc. Class A		386,124	32,577
	DCT Industrial Trust Inc.	4,523,515	32,524
	Healthcare Realty Trust Inc.	1,384,653	31,999
	MarketAxess Holdings Inc.	528,521	31,732
	UMB Financial Corp.	581,920	31,622
	TCF Financial Corp.	2,197,681	31,383
	NorthStar Realty Finance Corp.	3,369,797	31,272
	CubeSmart	1,740,505	31,051
	Washington Federal Inc.	1,498,259	30,984
	DiamondRock Hospitality Co.	2,835,808	30,258
	White Mountains Insurance Group Ltd.	53,254	30,228
	Sunstone Hotel Investors Inc.	2,356,350	30,020
	Invesco Mortgage Capital Inc.	1,950,157	30,013

Brandywine Realty Trust	2,266,044	29,866
BankUnited Inc.	943,974	29,443
Corporate Office Properties Trust	1,244,191	28,741
American National Insurance Co.	288,991	28,333
Erie Indemnity Co. Class A	390,683	28,313
^ Lexington Realty Trust	2,482,943	27,883
^ Valley National Bancorp	2,746,693	27,330
Platinum Underwriters Holdings Ltd.	457,459	27,324
Hatteras Financial Corp.	1,431,971	26,792
Colonial Properties Trust	1,188,171	26,722
Medical Properties Trust Inc.	2,186,727	26,612
Healthcare Trust of America Inc. Class A	2,521,690	26,528
Umpqua Holdings Corp.	1,624,709	26,353
* Texas Capital Bancshares Inc.	570,082	26,207
Symetra Financial Corp.	1,448,915	25,820
Pebblebrook Hotel Trust	889,298	25,532
Cousins Properties Inc.	2,480,945	25,529
First Financial Bankshares Inc.	430,837	25,342
Capitol Federal Financial Inc.	2,026,941	25,195
Chambers Street Properties	2,869,566	25,195
FNB Corp.	2,076,930	25,193
Mack-Cali Realty Corp.	1,145,818	25,139
BancorpSouth Inc.	1,245,664	24,839
Glacier Bancorp Inc.	1,003,862	24,805
EastGroup Properties Inc.	418,251	24,765
Cathay General Bancorp	1,056,730	24,696
New Residential Investment Corp.	3,668,910	24,288
Washington REIT	953,050	24,084
First Industrial Realty Trust Inc.	1,478,506	24,055
DuPont Fabros Technology Inc.	932,149	24,021
RLI Corp.	274,567	24,003
Trustmark Corp.	926,675	23,723
Wintrust Financial Corp.	576,792	23,689
Newcastle Investment Corp.	4,177,021	23,475
^ Redwood Trust Inc.	1,186,343	23,359
Potlatch Corp.	586,686	23,280
Kemper Corp.	689,369	23,163
Bank of the Ozarks Inc.	479,429	23,008
* First Cash Financial Services Inc.	395,945	22,945
ARMOUR Residential REIT Inc.	5,427,251	22,794
Home Loan Servicing Solutions Ltd.	1,012,351	22,282
* Alexander & Baldwin Inc.	614,727	22,142
* Strategic Hotels & Resorts Inc.	2,534,562	22,000
Ryman Hospitality Properties Inc.	636,079	21,951
PennyMac Mortgage Investment Trust	960,960	21,795
Iberiabank Corp.	415,705	21,563
* MBIA Inc.	2,098,579	21,468
MB Financial Inc.	745,721	21,059
* Virtus Investment Partners Inc.	128,060	20,828
Sun Communities Inc.	487,612	20,782
Equity One Inc.	949,293	20,752
PrivateBancorp Inc.	966,424	20,681
PS Business Parks Inc.	276,602	20,640
* Trulia Inc.	438,361	20,616
CYS Investments Inc.	2,532,119	20,586
Old National Bancorp	1,447,193	20,550
* Western Alliance Bancorp	1,081,770	20,478

^	United Bankshares Inc.	705,255	20,438
	Glimcher Realty Trust	2,094,108	20,418
*	Walter Investment Management Corp.	507,893	20,082
	Acadia Realty Trust	790,679	19,514
*	St. Joe Co.	991,469	19,453
	Home BancShares Inc.	639,039	19,408
	Westamerica Bancorporation	387,473	19,273
	Janus Capital Group Inc.	2,232,679	19,000
	Evercore Partners Inc. Class A	385,824	18,994
	Mercury General Corp.	392,828	18,978
	Greenhill & Co. Inc.	380,371	18,973
	Government Properties Income Trust	787,829	18,853
	Selective Insurance Group Inc.	768,243	18,822
	BOK Financial Corp.	296,004	18,752
	EverBank Financial Corp.	1,248,775	18,707
	Columbia Banking System Inc.	756,896	18,695
	Community Bank System Inc.	545,509	18,613
	Montpelier Re Holdings Ltd.	711,972	18,547
	CVB Financial Corp.	1,371,063	18,537
	LTC Properties Inc.	487,616	18,520
	Colony Financial Inc.	926,757	18,517
	American Equity Investment Life Holding Co.	871,570	18,495
	Cash America International Inc.	408,400	18,492
	National Health Investors Inc.	323,721	18,416
	PacWest Bancorp	533,737	18,339
*,^ Nationstar Mortgage Holdings Inc.		324,463	18,245
	National Penn Bancshares Inc.	1,793,678	18,026
	First Financial Holdings Inc.	325,619	17,961
^	Amtrust Financial Services Inc.	459,314	17,941
	Pennsylvania REIT	907,522	16,971
	Argo Group International Holdings Ltd.	393,367	16,868
	American Capital Mortgage Investment Corp.	851,504	16,826
	Northwest Bancshares Inc.	1,256,679	16,613
	International Bancshares Corp.	765,947	16,567
	Capstead Mortgage Corp.	1,403,266	16,516
*	Hilltop Holdings Inc.	891,886	16,500
	Chesapeake Lodging Trust	686,412	16,158
	Horace Mann Educators Corp.	565,224	16,041
	Franklin Street Properties Corp.	1,250,722	15,934
*	WisdomTree Investments Inc.	1,366,486	15,865
	First Midwest Bancorp Inc.	1,045,643	15,800
	Investors Bancorp Inc.	713,483	15,611
	Astoria Financial Corp.	1,253,562	15,594
*,^ Encore Capital Group Inc.		338,760	15,536
	Hersha Hospitality Trust Class A	2,738,779	15,310
	First Citizens BancShares Inc.Class A	73,416	15,094
	Kennedy-Wilson Holdings Inc.	809,837	15,031
*	TFS Financial Corp.	1,249,863	14,961
	Sterling Financial Corp.	520,738	14,919
	Education Realty Trust Inc.	1,628,628	14,821
	BBCN Bancorp Inc.	1,068,981	14,709
	American Assets Trust Inc.	477,966	14,583
*	Pinnacle Financial Partners Inc.	471,259	14,048
	Retail Opportunity Investments Corp.	990,279	13,686
	Park National Corp.	172,265	13,623
	NBT Bancorp Inc.	590,928	13,580
*	Enstar Group Ltd.	98,452	13,449

Ashford Hospitality Trust Inc.	1,066,419	13,160
* iStar Financial Inc.	1,090,717	13,132
Ramco-Gershenson Properties Trust	849,658	13,093
Employers Holdings Inc.	436,046	12,968
National Bank Holdings Corp. Class A	623,685	12,810
Inland Real Estate Corp.	1,246,271	12,749
* First BanCorp	2,238,105	12,712
Provident Financial Services Inc.	775,200	12,566
First Financial Bancorp	816,812	12,391
Interactive Brokers Group Inc.	654,743	12,290
STAG Industrial Inc.	603,140	12,135
* Greenlight Capital Re Ltd. Class A	424,791	12,081
Hudson Pacific Properties Inc.	616,603	11,993
Boston Private Financial Holdings Inc.	1,077,873	11,964
HFF Inc. Class A	477,197	11,954
Chemical Financial Corp.	426,406	11,905
Sabra Health Care REIT Inc.	514,724	11,844
* World Acceptance Corp.	131,023	11,782
Investors Real Estate Trust	1,417,988	11,698
* Ezcorp Inc. Class A	692,281	11,686
WesBanco Inc.	390,201	11,601
Renasant Corp.	426,650	11,592
* Ambac Financial Group Inc.	637,845	11,571
Nelnet Inc. Class A	297,617	11,443
Independent Bank Corp.	313,610	11,196
Altisource Residential Corp.	480,153	11,034
First Commonwealth Financial Corp.	1,439,740	10,928
* American Homes 4 Rent Class A	672,030	10,853
Associated Estates Realty Corp.	725,658	10,820
Banner Corp.	283,108	10,803
* BofI Holding Inc.	166,091	10,773
Parkway Properties Inc.	605,928	10,767
ViewPoint Financial Group Inc.	512,046	10,584
CoreSite Realty Corp.	308,264	10,462
OFG Bancorp	645,685	10,454
Central Pacific Financial Corp.	590,164	10,446
Infinity Property & Casualty Corp.	161,298	10,420
SLM Corp.	418,281	10,415
CapLease Inc.	1,222,855	10,382
Resource Capital Corp.	1,740,412	10,338
* Forestar Group Inc.	480,038	10,335
Safety Insurance Group Inc.	194,018	10,277
Summit Hotel Properties Inc.	1,117,794	10,273
* FelCor Lodging Trust Inc.	1,642,758	10,119
S&T Bancorp Inc.	416,063	10,077
Select Income REIT	389,037	10,037
Anworth Mortgage Asset Corp.	2,060,168	9,951
Campus Crest Communities Inc.	918,726	9,922
* NRG Yield Inc. Class A	327,307	9,914
* United Community Banks Inc.	647,757	9,716
First Potomac Realty Trust	771,857	9,702
Cohen & Steers Inc.	274,225	9,683
BGC Partners Inc. Class A	1,703,205	9,623
Artisan Partners Asset Management Inc.	180,492	9,451
City Holding Co.	218,295	9,439
* Move Inc.	548,086	9,290
AMERISAFE Inc.	261,192	9,275

* Credit Acceptance Corp.	83,701	9,275
Brookline Bancorp Inc.	984,463	9,264
Oritani Financial Corp.	561,186	9,237
Stewart Information Services Corp.	288,389	9,226
United Fire Group Inc.	302,281	9,211
Blackstone Mortgage Trust Inc. Class A	363,360	9,153
* Xoom Corp.	286,771	9,122
* Navigators Group Inc.	157,597	9,104
* TESARO Inc.	233,094	9,030
Maiden Holdings Ltd.	761,423	8,992
* eHealth Inc.	268,424	8,659
* Eagle Bancorp Inc.	305,366	8,639
Berkshire Hills Bancorp Inc.	342,997	8,613
* Bancorp Inc.	483,026	8,559
* Capital Bank Financial Corp.	386,698	8,488
* Investment Technology Group Inc.	539,018	8,473
* Green Dot Corp. Class A	320,301	8,434
* KCG Holdings Inc. Class A	966,790	8,382
Alexander's Inc.	28,756	8,228
Silver Bay Realty Trust Corp.	518,710	8,123
Community Trust Bancorp Inc.	198,588	8,061
* American Residential Properties Inc.	456,587	8,040
Sandy Spring Bancorp Inc.	345,470	8,036
* Piper Jaffray Cos.	231,740	7,946
FXCM Inc. Class A	396,547	7,832
Kite Realty Group Trust	1,314,672	7,796
Saul Centers Inc.	166,986	7,723
TrustCo Bank Corp. NY	1,285,070	7,659
Apollo Commercial Real Estate Finance Inc.	499,627	7,629
Flushing Financial Corp.	408,331	7,534
Excel Trust Inc.	621,404	7,457
Union First Market Bankshares Corp.	318,254	7,438
* Synergy Resources Corp.	749,218	7,305
Hanmi Financial Corp.	437,979	7,257
Wilshire Bancorp Inc.	886,057	7,248
Tompkins Financial Corp.	156,634	7,240
FBL Financial Group Inc. Class A	159,008	7,139
Lakeland Financial Corp.	218,594	7,137
Getty Realty Corp.	366,481	7,121
RAIT Financial Trust	991,821	7,022
StellarOne Corp.	311,636	7,012
* Tejon Ranch Co.	225,704	6,961
Universal Health Realty Income Trust	165,997	6,950
First Merchants Corp.	399,139	6,917
Dime Community Bancshares Inc.	414,654	6,904
WSFS Financial Corp.	111,821	6,737
Cardinal Financial Corp.	405,720	6,707
State Bank Financial Corp.	420,457	6,673
Apollo Residential Mortgage Inc.	453,685	6,619
AG Mortgage Investment Trust Inc.	395,129	6,567
National Western Life Insurance Co. Class A	32,515	6,561
Simmons First National Corp. Class A	210,170	6,534
* PICO Holdings Inc.	297,669	6,448
Chatham Lodging Trust	357,060	6,377
Dynex Capital Inc.	721,324	6,326
Southside Bancshares Inc.	235,284	6,310
* Ameris Bancorp	337,450	6,202

* DFC Global Corp.	562,292	6,180
Washington Trust Bancorp Inc.	195,043	6,130
* NewStar Financial Inc.	332,115	6,068
Urstadt Biddle Properties Inc. Class A	304,147	6,046
* Virginia Commerce Bancorp Inc.	386,408	6,001
Provident New York Bancorp	536,416	5,842
Terreno Realty Corp.	327,977	5,825
First Interstate Bancsystem Inc.	240,129	5,799
First Busey Corp.	1,109,669	5,781
Sterling Bancorp	417,099	5,727
Rouse Properties Inc.	273,530	5,629
* Beneficial Mutual Bancorp Inc.	563,656	5,620
Tower Group International Ltd.	793,165	5,552
^ New York Mortgage Trust Inc.	886,255	5,539
* MoneyGram International Inc.	281,473	5,511
Heartland Financial USA Inc.	197,609	5,505
^ Western Asset Mortgage Capital Corp.	336,450	5,380
Winthrop Realty Trust	477,013	5,319
Agree Realty Corp.	176,173	5,317
1st Source Corp.	196,223	5,282
Arlington Asset Investment Corp. Class A	221,451	5,266
HCI Group Inc.	127,289	5,198
* PennyMac Financial Services Inc. Class A	274,706	5,162
Lakeland Bancorp Inc.	453,840	5,106
CyrusOne Inc.	268,233	5,091
Rockville Financial Inc.	387,970	5,044
TowneBank	349,052	5,033
SY Bancorp Inc.	177,497	5,028
CoBiz Financial Inc.	502,683	4,856
Aviv REIT Inc.	212,085	4,836
* Citizens Inc.Class A	559,416	4,833
Ares Commercial Real Estate Corp.	386,800	4,808
Monmouth Real Estate Investment Corp. Class A	524,422	4,757
* Cowen Group Inc. Class A	1,375,297	4,745
AmREIT Inc.	273,446	4,744
* Safeguard Scientifics Inc.	300,501	4,715
* FBR & Co.	174,247	4,672
First Financial Corp.	147,638	4,661
* Taylor Capital Group Inc.	209,812	4,647
Cedar Realty Trust Inc.	891,352	4,617
Arrow Financial Corp.	180,575	4,606
GAMCO Investors Inc.	60,553	4,598
State Auto Financial Corp.	218,275	4,571
Flagstar Bancorp Inc.	308,365	4,551
* Walker & Dunlop Inc.	284,399	4,525
Bryn Mawr Bank Corp.	167,488	4,517
OneBeacon Insurance Group Ltd. Class A	301,549	4,451
Bancfirst Corp.	82,038	4,436
* INTL. FCStone Inc.	215,594	4,409
Meadowbrook Insurance Group Inc.	655,813	4,263
Federal Agricultural Mortgage Corp.	127,490	4,256
* Southwest Bancorp Inc.	284,445	4,213
Univest Corp. of Pennsylvania	223,135	4,206
Trico Bancshares	183,486	4,180
United Financial Bancorp Inc.	257,769	4,168
Camden National Corp.	101,468	4,150
Great Southern Bancorp Inc.	146,647	4,140

Westwood Holdings Group Inc.	85,305	4,099
* HomeTrust Bancshares Inc.	245,966	4,058
Tree.com Inc.	153,670	4,035
Hudson Valley Holding Corp.	214,031	4,020
GFI Group Inc.	1,016,891	4,017
Diamond Hill Investment Group Inc.	37,242	3,983
First Community Bancshares Inc.	242,916	3,972
First of Long Island Corp.	101,535	3,945
* Blackhawk Network Holdings Inc.	163,300	3,924
* Performant Financial Corp.	359,124	3,922
Arbor Realty Trust Inc.	572,423	3,881
* Metro Bancorp Inc.	183,047	3,846
Republic Bancorp Inc.Class A	138,450	3,814
German American Bancorp Inc.	150,881	3,805
MainSource Financial Group Inc.	250,129	3,799
Enterprise Financial Services Corp.	226,348	3,798
Park Sterling Corp.	591,513	3,792
Medallion Financial Corp.	254,103	3,781
Centerstate Banks Inc.	390,348	3,779
Bank Mutual Corp.	592,520	3,715
First Bancorp	254,662	3,680
Thomas Properties Group Inc.	534,053	3,589
West Bancorporation Inc.	259,826	3,586
Financial Institutions Inc.	174,121	3,563
* Rexford Industrial Realty Inc.	261,581	3,534
First Connecticut Bancorp Inc.	240,249	3,532
Northfield Bancorp Inc.	289,672	3,517
* OmniAmerican Bancorp Inc.	141,005	3,449
Charter Financial Corp.	318,192	3,436
Whitestone REIT	229,740	3,384
OceanFirst Financial Corp.	198,894	3,363
* American Safety Insurance Holdings Ltd.	109,347	3,302
One Liberty Properties Inc.	162,375	3,293
National Bankshares Inc.	91,093	3,269
Fidelity Southern Corp.	211,913	3,251
Yadkin Financial Corp.	187,811	3,236
Marlin Business Services Corp.	129,416	3,230
Citizens & Northern Corp.	161,906	3,228
Gladstone Commercial Corp.	176,010	3,161
* Phoenix Cos. Inc.	80,305	3,105
* Seacoast Banking Corp. of Florida	1,427,904	3,099
1st United Bancorp Inc.	421,376	3,089
* Global Indemnity plc	121,107	3,083
* Preferred Bank	173,163	3,081
* MPG Office Trust Inc.	976,434	3,056
Manning & Napier Inc.	181,240	3,023
Consolidated-Tomoka Land Co.	78,165	3,009
* Tristate Capital Holdings Inc.	233,394	3,008
Universal Insurance Holdings Inc.	424,448	2,992
Center Bancorp Inc.	210,050	2,991
Pacific Continental Corp.	224,924	2,949
Heritage Financial Corp.	189,291	2,938
Franklin Financial Corp.	154,702	2,933
National Interstate Corp.	104,658	2,911
First Defiance Financial Corp.	124,005	2,900
Washington Banking Co.	205,987	2,896
Bank of Marin Bancorp	69,640	2,894

*	Independent Bank Corp.	287,102	2,871
*	Suffolk Bancorp	160,926	2,852
	Territorial Bancorp Inc.	128,669	2,827
	HomeStreet Inc.	146,123	2,820
	Calamos Asset Management Inc. Class A	281,874	2,816
	Peoples Bancorp Inc.	133,001	2,777
	CNB Financial Corp.	162,586	2,772
	Guaranty Bancorp	200,842	2,750
*	BBX Capital Corp.	186,856	2,685
	Donegal Group Inc. Class A	191,748	2,683
	Kansas City Life Insurance Co.	59,723	2,641
	MetroCorp Bancshares Inc.	191,744	2,638
*	Ladenburg Thalmann Financial Services Inc.	1,434,112	2,596
	Oppenheimer Holdings Inc. Class A	145,542	2,586
	Baldwin & Lyons Inc.	106,082	2,586
	EMC Insurance Group Inc.	85,344	2,576
	Penns Woods Bancorp Inc.	51,698	2,576
*	Pacific Premier Bancorp Inc.	190,974	2,567
*	Macatawa Bank Corp.	476,968	2,566
	Horizon Bancorp	108,982	2,545
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	211,261	2,408
*	Regional Management Corp.	74,867	2,381
	Mercantile Bank Corp.	108,070	2,354
*	Gramercy Property Trust Inc.	566,411	2,351
	Armada Hoffler Properties Inc.	236,043	2,339
	Ames National Corp.	101,240	2,305
	Heritage Commerce Corp.	298,028	2,280
	MidWestOne Financial Group Inc.	87,849	2,259
	JAVELIN Mortgage Investment Corp.	190,681	2,256
	ESSA Bancorp Inc.	216,456	2,255
	Home Federal Bancorp Inc.	179,058	2,253
	American National Bankshares Inc.	96,900	2,248
	Westfield Financial Inc.	317,429	2,241
	Sierra Bancorp	142,194	2,237
*	Sun Bancorp Inc.	583,015	2,233
*	NewBridge Bancorp	306,244	2,233
	BankFinancial Corp.	249,542	2,226
	First Bancorp Inc.	131,912	2,213
*	CU Bancorp	121,028	2,209
	Bridge Bancorp Inc.	102,073	2,195
*	Meridian Interstate Bancorp Inc.	100,253	2,185
*	SWS Group Inc.	389,620	2,174
*	CommunityOne Bancorp	219,784	2,171
*	ConnectOne Bancorp Inc.	61,847	2,171
	Firstbank Corp.	110,168	2,145
*	Bridge Capital Holdings	126,159	2,142
	Eastern Insurance Holdings Inc.	86,759	2,118
	Fox Chase Bancorp Inc.	121,245	2,110
*	Intervest Bancshares Corp. Class A	265,354	2,104
	ESB Financial Corp.	164,341	2,095
	Banc of California Inc.	150,774	2,085
*,^ Arrowhead Research Corp.		362,790	2,064
	C&F Financial Corp.	41,452	2,006
	Meta Financial Group Inc.	51,795	1,968
	First Financial Northwest Inc.	187,439	1,955
	Northrim BanCorp Inc.	80,917	1,950
	Gain Capital Holdings Inc.	154,415	1,944

*	Orrstown Financial Services Inc.	110,799	1,933
*	AV Homes Inc.	110,214	1,924
*	Reis Inc.	116,004	1,876
	Merchants Bancshares Inc.	64,591	1,870
*	Farmers Capital Bank Corp.	85,080	1,860
	Independent Bank Group Inc.	51,533	1,855
	Resource America Inc. Class A	230,302	1,849
*	Heritage Oaks Bancorp	288,131	1,844
	UMH Properties Inc.	182,364	1,811
*,^ Hemisphere Media Group Inc.		153,914	1,808
*	Kearny Financial Corp.	174,240	1,781
	Bank of Kentucky Financial Corp.	65,105	1,778
	Peapack Gladstone Financial Corp.	95,484	1,771
	Provident Financial Holdings Inc.	106,579	1,770
*	North Valley Bancorp	92,806	1,754
*	Waterstone Financial Inc.	171,738	1,743
	Simplicity Bancorp Inc.	111,966	1,741
*	UCP Inc.	112,780	1,674
	Heritage Financial Group Inc.	95,993	1,672
*	BSB Bancorp Inc.	119,133	1,669
	Doral Financial Corp.	87,182	1,663
	Bar Harbor Bankshares	44,299	1,630
*	Hallmark Financial Services Inc.	181,402	1,609
*	First Security Group Inc.	754,772	1,570
*	United Community Financial Corp.	398,597	1,551
*	Capital City Bank Group Inc.	131,043	1,544
*	Pacific Mercantile Bancorp	242,517	1,506
*	First NBC Bank Holding Co.	61,619	1,502
	SI Financial Group Inc.	126,018	1,430
	MidSouth Bancorp Inc.	90,118	1,397
	Century Bancorp Inc.Class A	41,868	1,395
*	Hampton Roads Bankshares Inc.	966,450	1,372
*	Home Bancorp Inc.	75,867	1,370
	Independence Holding Co.	94,281	1,346
	Enterprise Bancorp Inc.	70,087	1,325
	Clifton Savings Bancorp Inc.	106,012	1,313
*	Fifth Street Senior Floating Rate Corp.	96,944	1,313
	Middleburg Financial Corp.	67,282	1,297
	Investors Title Co.	17,209	1,292
*	Imperial Holdings Inc.	202,195	1,280
*	Roma Financial Corp.	68,458	1,273
	Ellington Residential Mortgage REIT	82,550	1,269
	CFS Bancorp Inc.	113,215	1,254
	JMP Group Inc.	198,055	1,226
	First Business Financial Services Inc.	36,620	1,195
	Intersections Inc.	135,760	1,191
	Federal Agricultural Mortgage Corp. Class A	38,986	1,182
	Chemung Financial Corp.	33,903	1,174
	Asta Funding Inc.	129,928	1,155
*	Consumer Portfolio Services Inc.	193,450	1,147
	Cape Bancorp Inc.	120,787	1,106
	MutualFirst Financial Inc.	72,106	1,106
	Urstadt Biddle Properties Inc.	63,312	1,089
	Hingham Institution for Savings	15,243	1,066
*	NASB Financial Inc.	38,367	1,052
	Codorus Valley Bancorp Inc.	57,516	1,052
	Gyrodyne Co. of America Inc.	13,764	1,031

Monarch Financial Holdings Inc.	87,542	1,029
PMC Commercial Trust	115,492	1,024
Pulaski Financial Corp.	98,363	1,014
Northeast Bancorp	98,971	995
* Republic First Bancorp Inc.	308,077	983
* Westbury Bancorp Inc.	68,678	979
ZAIS Financial Corp.	56,015	972
First Internet Bancorp	35,999	963
* Old Second Bancorp Inc.	166,779	949
Pzena Investment Management Inc. Class A	135,146	916
Old Line Bancshares Inc.	68,605	914
* ZipRealty Inc.	164,060	897
Access National Corp.	62,750	895
Ameriana Bancorp	67,980	879
* First Marblehead Corp.	1,063,616	872
Alliance Bancorp Inc. of Pennsylvania	58,843	866
HopFed Bancorp Inc.	76,783	859
Cheviot Financial Corp.	78,989	859
Gleacher & Co. Inc.	60,772	836
TF Financial Corp.	30,143	832
* Atlas Financial Holdings Inc.	77,351	792
* Fortegra Financial Corp.	91,069	775
Peoples Federal Bancshares Inc.	44,251	771
* Maui Land & Pineapple Co. Inc.	183,834	743
United Insurance Holdings Corp.	83,585	738
* Shore Bancshares Inc.	83,571	735
* Customers Bancorp Inc.	45,290	729
Gladstone Land Corp.	46,867	710
HF Financial Corp.	54,049	694
Farmers National Banc Corp.	107,520	678
* Health Insurance Innovations Inc. Class A	56,654	677
* Community Bankers Trust Corp.	181,717	669
MicroFinancial Inc.	84,793	668
QCR Holdings Inc.	41,385	658
* Riverview Bancorp Inc.	249,239	655
US Global Investors Inc. Class A	227,235	650
* First Acceptance Corp.	371,196	650
Premier Financial Bancorp Inc.	55,057	641
Teche Holding Co.	13,723	627
Tower Financial Corp.	25,602	595
* Eastern Virginia Bankshares Inc.	95,404	582
Federated National Holding Co.	59,858	570
Bank of Commerce Holdings	98,399	565
Ocean Shore Holding Co.	35,794	524
Hawthorn Bancshares Inc.	36,818	513
Life Partners Holdings Inc.	230,077	506
California First National Bancorp	27,285	466
* Security National Financial Corp. Class A	73,635	446
* American Independence Corp.	40,827	406
Unity Bancorp Inc.	52,799	394
Wheeler REIT Inc.	87,100	373
CIFC Corp.	45,872	362
^ Five Oaks Investment Corp.	31,470	358
Chicopee Bancorp Inc.	19,657	346
* Jefferson Bancshares Inc.	55,872	325
* World Energy Solutions Inc.	98,000	323
* Atlanticus Holdings Corp.	81,773	303

* Hamilton Bancorp Inc.	19,704	293
Orchid Island Capital Inc.	25,845	290
* OBA Financial Services Inc.	15,091	287
Salisbury Bancorp Inc.	10,606	276
* Camco Financial Corp.	68,206	275
Institutional Financial Markets Inc.	122,156	274
Malvern Bancorp Inc.	19,290	246
* WashingtonFirst Bankshare Inc.	18,864	245
SB Financial Group Inc.	31,020	244
FS Bancorp Inc.	13,902	236
Berkshire Bancorp Inc.	29,304	235
Preferred Apartment Communities Inc. Class A	28,266	230
United Bancorp Inc.	33,210	222
Central Valley Community Bancorp	21,498	218
* Silvercrest Asset Management Group Inc. Class A	15,396	210
Hampden Bancorp Inc.	12,635	202
* Physicians Realty Trust	16,042	194
Trade Street Residential Inc.	26,610	185
QC Holdings Inc.	77,554	183
* Naugatuck Valley Financial Corp.	24,375	181
Bank of South Carolina Corp.	11,034	159
* First Federal Bancshares of Arkansas Inc.	14,044	131
* Vestin Realty Mortgage II Inc.	74,073	124
Mayflower Bancorp Inc.	6,200	119
BCB Bancorp Inc.	10,683	115
WVS Financial Corp.	9,511	111
Donegal Group Inc. Class B	5,255	108
RCS Capital Corp.	6,420	107
FedFirst Financial Corp.	5,052	99
* Transcontinental Realty Investors Inc.	10,999	98
* Ohr Pharmaceutical Inc.	11,900	97
* Southern First Bancshares Inc.	7,189	96
NB&T Financial Group Inc.	4,202	92
* Tejon Ranch Co. Warrants Exp. 08/31/2016	33,338	92
* Guaranty Federal Bancshares Inc.	7,623	90
* Severn Bancorp Inc.	17,641	90
* Royal Bancshares of Pennsylvania Inc.	64,104	85
Supertel Hospitality Inc.	13,192	84
* ASB Bancorp Inc.	4,745	81
* Owens Realty Mortgage Inc.	6,300	78
Sotherly Hotels Inc.	15,862	75
Wolverine Bancorp Inc.	3,619	72
* Carolina Bank Holdings Inc.	6,201	66
Summit State Bank	6,900	65
Madison County Financial Inc.	3,641	63
* Xenith Bankshares Inc.	9,999	61
* Atlantic Coast Financial Corp.	8,553	33
* Colonial Financial Services Inc.	2,236	32
* SP Bancorp Inc.	1,500	30
First Bancshares Inc.	2,106	29
* Internet Patents Corp.	8,400	27
* Power REIT	3,136	27
* Cordia Bancorp Inc.	5,680	25
* Southcoast Financial Corp.	3,695	21
* Porter Bancorp Inc.	16,831	20
Athens Bancshares Corp.	1,100	20
* Patriot National Bancorp Inc.	14,215	19

*	Jacksonville Bancorp Inc.	38,291	19
	Eagle Bancorp Montana Inc.	1,570	17
	First Clover Leaf Financial Corp.	1,857	16
*	Vestin Realty Mortgage I Inc.	8,700	16
	IF Bancorp Inc.	952	15
*,^ Prospect Global Resources Inc.		4,511	14
	Elmira Savings Bank	567	14
	Glen Burnie Bancorp	1,098	13
	Citizens Community Bancorp Inc.	1,810	13
*	Polonia Bancorp Inc.	1,200	12
*	HMG Courtland Properties	600	12
	First Savings Financial Group Inc.	488	11
*	Sound Financial Bancorp Inc.	700	11
*	Home Federal Bancorp Inc.	580	10
*	State Investors Bancorp Inc.	500	8
	Oconee Federal Financial Corp.	300	5
*	InterGroup Corp.	200	4
*	American Realty Investors Inc.	800	4
*	OptimumBank Holdings Inc.	1,900	3
	River Valley Bancorp	100	2
*	First Capital Bancorp Inc.	600	2
*	Wellesley Bank	134	2
*	Valley National Bancorp Warrants Exp. 6/30/2015	6,511	2
*	Parke Bancorp Inc.	200	2
	Peoples Bancorp of North Carolina Inc.	95	1
	Kingstone Cos. Inc.	200	1
	Laporte Bancorp Inc.	100	1
*	Citizens First Corp.	99	1
*	Income Opportunity Realty Investors Inc.	150	1
*	Central Federal Corp.	100	—
			50,178,424
Health Care (11.9%)
	Johnson & Johnson	41,016,245	3,555,698
	Pfizer Inc.	96,356,537	2,766,396
	Merck & Co. Inc.	42,592,587	2,027,833
*	Gilead Sciences Inc.	22,277,834	1,399,939
	Amgen Inc.	10,963,349	1,227,237
	Bristol-Myers Squibb Co.	23,958,508	1,108,800
	UnitedHealth Group Inc.	14,801,036	1,059,902
	AbbVie Inc.	23,072,259	1,032,022
*	Celgene Corp.	5,985,790	921,393
*	Biogen Idec Inc.	3,458,761	832,731
	Medtronic Inc.	14,515,806	772,967
	Abbott Laboratories	22,622,132	750,829
	Eli Lilly & Co.	14,758,363	742,788
*	Express Scripts Holding Co.	11,889,687	734,545
	Baxter International Inc.	7,900,165	518,962
	Thermo Fisher Scientific Inc.	5,247,250	483,534
	Covidien plc	6,692,354	407,832
	Allergan Inc.	4,318,873	390,642
	WellPoint Inc.	4,354,614	364,089
*	Regeneron Pharmaceuticals Inc.	1,125,620	352,173
	Aetna Inc.	5,413,564	346,576
*	Alexion Pharmaceuticals Inc.	2,845,135	330,491
	Cigna Corp.	4,135,955	317,890
	Becton Dickinson and Co.	2,823,973	282,454
	Stryker Corp.	4,123,643	278,717

* Actavis Inc.	1,840,958	265,098
* Vertex Pharmaceuticals Inc.	3,387,083	256,809
* Boston Scientific Corp.	19,558,320	229,615
Zoetis Inc.	7,270,034	226,243
St. Jude Medical Inc.	4,178,417	224,130
* Intuitive Surgical Inc.	582,156	219,048
Humana Inc.	2,283,715	213,139
* Mylan Inc.	5,549,462	211,823
Zimmer Holdings Inc.	2,466,803	202,623
* Life Technologies Corp.	2,508,257	187,693
* DaVita HealthCare Partners Inc.	2,932,298	166,848
HCA Holdings Inc.	3,897,112	166,602
Perrigo Co.	1,301,743	160,609
* Forest Laboratories Inc.	3,509,869	150,187
* BioMarin Pharmaceutical Inc.	2,034,105	146,903
* Illumina Inc.	1,816,580	146,834
Quest Diagnostics Inc.	2,289,414	141,463
CR Bard Inc.	1,166,112	134,336
* Laboratory Corp. of America Holdings	1,347,272	133,569
* Onyx Pharmaceuticals Inc.	1,066,104	132,911
* Henry Schein Inc.	1,261,643	130,832
* Waters Corp.	1,179,590	125,284
* Pharmacyclics Inc.	849,590	117,600
* CareFusion Corp.	3,182,214	117,424
* Varian Medical Systems Inc.	1,569,900	117,319
* Edwards Lifesciences Corp.	1,636,649	113,960
^ ResMed Inc.	2,061,562	108,892
Universal Health Services Inc. Class B	1,320,666	99,037
* Hospira Inc.	2,407,450	94,420
Cooper Cos. Inc.	706,835	91,669
DENTSPLY International Inc.	2,073,540	90,012
* Hologic Inc.	3,932,307	81,202
Warner Chilcott plc Class A	3,476,893	79,447
* IDEXX Laboratories Inc.	784,239	78,149
* Incyte Corp. Ltd.	1,999,605	76,285
* Endo Health Solutions Inc.	1,658,228	75,350
* MEDNAX Inc.	732,009	73,494
* Covance Inc.	810,927	70,113
* Jazz Pharmaceuticals plc	717,850	66,021
* Seattle Genetics Inc.	1,503,824	65,913
* Alkermes plc	1,949,869	65,555
* Isis Pharmaceuticals Inc.	1,674,500	62,861
* Medivation Inc.	1,032,584	61,893
Tenet Healthcare Corp.	1,502,093	61,871
* Cubist Pharmaceuticals Inc.	959,968	61,006
* Salix Pharmaceuticals Ltd.	850,601	56,888
Community Health Systems Inc.	1,306,435	54,217
* Sirona Dental Systems Inc.	795,543	53,246
* United Therapeutics Corp.	647,905	51,087
* Alnylam Pharmaceuticals Inc.	778,203	49,813
Teleflex Inc.	596,801	49,105
* Centene Corp.	750,562	48,006
* Ariad Pharmaceuticals Inc.	2,575,425	47,388
Patterson Cos. Inc.	1,156,295	46,483
* Health Management Associates Inc. Class A	3,586,284	45,904
* Align Technology Inc.	947,079	45,573
Questcor Pharmaceuticals Inc.	782,901	45,408

*,^ Theravance Inc.		1,090,134	44,576
*	WellCare Health Plans Inc.	626,593	43,699
*	NPS Pharmaceuticals Inc.	1,324,186	42,122
*	Celldex Therapeutics Inc.	1,174,685	41,619
	HealthSouth Corp.	1,197,549	41,292
*	PAREXEL International Corp.	821,292	41,254
	Techne Corp.	507,779	40,653
	West Pharmaceutical Services Inc.	962,587	39,610
*	Cepheid Inc.	973,570	38,008
*	Team Health Holdings Inc.	994,727	37,740
*	Brookdale Senior Living Inc. Class A	1,427,070	37,532
*	Mallinckrodt plc	850,579	37,502
*	ViroPharma Inc.	942,336	37,034
	STERIS Corp.	858,003	36,860
*	Health Net Inc.	1,092,003	34,617
*	Alere Inc.	1,117,059	34,149
*	Bio-Rad Laboratories Inc. Class A	286,061	33,629
*	Charles River Laboratories International Inc.	709,766	32,834
*	Aegerion Pharmaceuticals Inc.	378,568	32,447
	Owens & Minor Inc.	918,418	31,768
	Hill-Rom Holdings Inc.	870,792	31,200
*	Thoratec Corp.	828,565	30,897
*	LifePoint Hospitals Inc.	653,875	30,490
*	Medicines Co.	906,035	30,370
*	Bruker Corp.	1,445,349	29,846
*	Haemonetics Corp.	736,691	29,379
*	DexCom Inc.	970,030	27,384
*,^ Myriad Genetics Inc.		1,157,217	27,195
*	HMS Holdings Corp.	1,263,648	27,181
*	Insulet Corp.	736,861	26,704
*	ACADIA Pharmaceuticals Inc.	960,830	26,394
*,^ Opko Health Inc.		2,904,018	25,584
	Healthcare Services Group Inc.	941,531	24,254
*	Magellan Health Services Inc.	393,413	23,589
*	Prestige Brands Holdings Inc.	735,584	22,156
	Air Methods Corp.	503,678	21,457
*	ImmunoGen Inc.	1,221,149	20,784
*,^ Sarepta Therapeutics Inc.		438,099	20,691
*	Pacira Pharmaceuticals Inc.	429,456	20,653
	Masimo Corp.	772,837	20,588
*	Akorn Inc.	1,041,301	20,493
*	Acadia Healthcare Co. Inc.	510,385	20,124
*	Acorda Therapeutics Inc.	585,611	20,075
*	Neogen Corp.	326,497	19,825
*	Cyberonics Inc.	389,514	19,764
*	Impax Laboratories Inc.	927,555	19,024
*	Volcano Corp.	784,087	18,755
*	Puma Biotechnology Inc.	346,756	18,607
*	Santarus Inc.	813,192	18,354
*	InterMune Inc.	1,180,121	18,138
*	Amsurg Corp. Class A	440,386	17,483
*	Wright Medical Group Inc.	665,584	17,358
*	Clovis Oncology Inc.	284,570	17,296
*	Nektar Therapeutics	1,651,867	17,262
*	MAKO Surgical Corp.	576,324	17,007
*	Quintiles Transnational Holdings Inc.	367,271	16,483
*,^ Arena Pharmaceuticals Inc.		3,119,255	16,438

^	PDL BioPharma Inc.	2,005,946	15,987
*	Hanger Inc.	472,474	15,951
*	Ironwood Pharmaceuticals Inc. Class A	1,334,869	15,818
*	NuVasive Inc.	635,375	15,560
*	HeartWare International Inc.	209,435	15,333
*	Synageva BioPharma Corp.	240,577	15,231
	Cantel Medical Corp.	475,970	15,160
*	Molina Healthcare Inc.	420,985	14,987
*,^ MannKind Corp.		2,626,927	14,974
*,^ Exelixis Inc.		2,561,285	14,907
*	Halozyme Therapeutics Inc.	1,335,856	14,748
	Analogic Corp.	174,626	14,431
*	ArthroCare Corp.	399,007	14,197
	Meridian Bioscience Inc.	580,186	13,721
*	Endologix Inc.	847,575	13,671
*	Globus Medical Inc.	777,557	13,576
*,^ Vivus Inc.		1,455,662	13,567
	CONMED Corp.	397,728	13,519
	Abaxis Inc.	305,369	12,856
*	Auxilium Pharmaceuticals Inc.	704,188	12,837
*	ICU Medical Inc.	187,617	12,745
*	IPC The Hospitalist Co. Inc.	240,913	12,289
*	Integra LifeSciences Holdings Corp.	302,418	12,172
*	Exact Sciences Corp.	1,006,690	11,889
*	Quidel Corp.	416,224	11,821
*	Infinity Pharmaceuticals Inc.	674,824	11,776
*,^ Keryx Biopharmaceuticals Inc.		1,165,388	11,770
*	Ligand Pharmaceuticals Inc. Class B	268,763	11,632
*,^ Raptor Pharmaceutical Corp.		753,306	11,254
*	Omnicell Inc.	464,974	11,011
*	Astex Pharmaceuticals Inc.	1,275,134	10,813
*	HealthStream Inc.	283,932	10,755
	Ensign Group Inc.	260,648	10,715
*	Emeritus Corp.	574,418	10,644
*	Luminex Corp.	531,939	10,639
*	NxStage Medical Inc.	805,739	10,604
*,^ Bio-Reference Labs Inc.		351,614	10,506
*	Neurocrine Biosciences Inc.	923,971	10,459
*	Dyax Corp.	1,449,539	9,944
*	Array BioPharma Inc.	1,583,726	9,851
	Kindred Healthcare Inc.	731,373	9,822
*	Momenta Pharmaceuticals Inc.	665,358	9,575
*	ABIOMED Inc.	492,958	9,401
*	Spectranetics Corp.	559,054	9,381
*	Vanguard Health Systems Inc.	446,333	9,377
*,^ Sangamo Biosciences Inc.		832,270	8,722
*	Healthways Inc.	462,635	8,563
*	Optimer Pharmaceuticals Inc.	663,188	8,356
*	Capital Senior Living Corp.	392,688	8,305
*	Intercept Pharmaceuticals Inc.	118,630	8,189
*,^ Repros Therapeutics Inc.		301,631	8,084
*	BioScrip Inc.	875,736	7,689
*	Corvel Corp.	207,000	7,653
*	Lexicon Pharmaceuticals Inc.	3,226,194	7,646
*	Emergent Biosolutions Inc.	400,763	7,635
	Select Medical Holdings Corp.	944,066	7,619
*	AVANIR Pharmaceuticals Inc.	1,759,782	7,461

*	Amedisys Inc.	429,619	7,398
*	Idenix Pharmaceuticals Inc.	1,409,039	7,341
*	Orexigen Therapeutics Inc.	1,179,862	7,244
*	Merit Medical Systems Inc.	583,968	7,084
	Invacare Corp.	409,031	7,064
*	Novavax Inc.	2,233,065	7,057
*,^ Immunomedics Inc.		1,136,337	7,034
*	Tornier NV	363,688	7,030
*	Fluidigm Corp.	316,869	6,952
^	Spectrum Pharmaceuticals Inc.	821,481	6,892
*,^ Accuray Inc.		925,965	6,843
*	Insmed Inc.	433,632	6,769
*	Cerus Corp.	1,003,774	6,735
*	Staar Surgical Co.	495,381	6,707
*	AMAG Pharmaceuticals Inc.	311,713	6,696
*	Cynosure Inc. Class A	291,905	6,658
	Hi-Tech Pharmacal Co. Inc.	154,117	6,650
*	Triple-S Management Corp. Class B	350,041	6,437
*,^ Antares Pharma Inc.		1,575,315	6,396
*	GenMark Diagnostics Inc.	521,448	6,336
*,^ Dendreon Corp.		2,150,065	6,300
*	Accretive Health Inc.	686,437	6,260
*	Affymetrix Inc.	1,001,017	6,206
*	Cardiovascular Systems Inc.	307,223	6,160
*	Genomic Health Inc.	200,566	6,133
*	Natus Medical Inc.	426,272	6,045
*	Geron Corp.	1,787,383	5,988
	National Healthcare Corp.	124,968	5,907
*	Depomed Inc.	779,443	5,830
	Atrion Corp.	22,444	5,808
*	Orthofix International NV	270,116	5,635
*	Sagent Pharmaceuticals Inc.	275,900	5,628
	US Physical Therapy Inc.	174,627	5,427
*,^ Rockwell Medical Inc.		474,777	5,417
*	Vanda Pharmaceuticals Inc.	485,689	5,328
*	PharMerica Corp.	399,547	5,302
*	KYTHERA Biopharmaceuticals Inc.	115,961	5,299
*	Anika Therapeutics Inc.	218,291	5,230
*	Stemline Therapeutics Inc.	115,309	5,222
*	Synergy Pharmaceuticals Inc.	1,137,242	5,197
*	Cadence Pharmaceuticals Inc.	815,584	5,146
*	Furiex Pharmaceuticals Inc.	116,191	5,111
*,^ Curis Inc.		1,142,730	5,097
*	Lannett Co. Inc.	232,832	5,080
*	BioCryst Pharmaceuticals Inc.	682,359	4,968
*	SurModics Inc.	207,734	4,940
*	Gentiva Health Services Inc.	409,819	4,934
*	LHC Group Inc.	210,025	4,927
*,^ Merrimack Pharmaceuticals Inc.		1,295,305	4,922
*	XOMA Corp.	1,093,432	4,899
*,^ Inovio Pharmaceuticals Inc.		2,365,337	4,896
*	Endocyte Inc.	364,766	4,862
*,^ Navidea Biopharmaceuticals Inc.		1,826,618	4,841
*	AngioDynamics Inc.	350,952	4,633
*,^ NewLink Genetics Corp.		242,285	4,550
*,^ MiMedx Group Inc.		1,089,875	4,545
*	Repligen Corp.	409,388	4,540

*	OraSure Technologies Inc.	747,474	4,492
*,^ Organovo Holdings Inc.		772,760	4,459
*	Albany Molecular Research Inc.	341,357	4,400
*	BioTelemetry Inc.	442,809	4,388
*	Rigel Pharmaceuticals Inc.	1,221,119	4,372
*,^ Sequenom Inc.		1,597,483	4,265
*	Symmetry Medical Inc.	504,224	4,114
*	Portola Pharmaceuticals Inc.	153,443	4,105
	Universal American Corp.	532,826	4,060
*	Anacor Pharmaceuticals Inc.	380,795	4,044
*	Progenics Pharmaceuticals Inc.	801,809	4,033
*,^ TearLab Corp.		362,368	4,008
*	Alliance HealthCare Services Inc.	140,174	3,881
*	Hyperion Therapeutics Inc.	147,238	3,847
*,^ Osiris Therapeutics Inc.		221,766	3,690
*,^ ZIOPHARM Oncology Inc.		929,113	3,670
*	Achillion Pharmaceuticals Inc.	1,185,291	3,580
*	Chindex International Inc.	208,861	3,561
*,^ Synta Pharmaceuticals Corp.		552,383	3,486
*,^ Unilife Corp.		1,046,870	3,476
*,^ AcelRx Pharmaceuticals Inc.		321,820	3,466
*	Pacific Biosciences of California Inc.	615,771	3,405
*,^ Galena Biopharma Inc.		1,476,969	3,353
*	XenoPort Inc.	590,146	3,352
*	Rochester Medical Corp.	167,295	3,339
*	Vascular Solutions Inc.	198,657	3,337
*	Sciclone Pharmaceuticals Inc.	636,372	3,226
*,^ Ampio Pharmaceuticals Inc.		428,784	3,216
*,^ Omeros Corp.		329,389	3,212
*	Five Star Quality Care Inc.	609,543	3,151
*,^ Accelerate Diagnostics Inc.		234,086	3,139
*	Cempra Inc.	271,959	3,128
	CryoLife Inc.	443,435	3,104
*	Threshold Pharmaceuticals Inc.	652,492	3,034
*	RTI Surgical Inc.	787,887	2,947
*	Chimerix Inc.	132,862	2,920
*	Dynavax Technologies Corp.	2,375,556	2,851
*	AtriCure Inc.	252,233	2,770
*,^ PhotoMedex Inc.		172,998	2,751
*	Insys Therapeutics Inc.	75,933	2,657
*	Sunesis Pharmaceuticals Inc.	528,784	2,623
*	Agios Pharmaceuticals Inc.	90,433	2,529
	Utah Medical Products Inc.	41,894	2,490
*	Epizyme Inc.	61,969	2,487
*,^ Peregrine Pharmaceuticals Inc.		1,735,994	2,448
*	Exactech Inc.	121,174	2,442
*	Addus HomeCare Corp.	83,898	2,431
*	Chelsea Therapeutics International Ltd.	788,668	2,374
*	Sunshine Heart Inc.	200,376	2,320
	Almost Family Inc.	118,193	2,297
*	Coronado Biosciences Inc.	326,147	2,290
*	Derma Sciences Inc.	180,701	2,237
*	Cytokinetics Inc.	294,139	2,233
*	Verastem Inc.	178,105	2,216
*	Targacept Inc.	411,576	2,185
*	Pozen Inc.	380,548	2,181
*,^ BioDelivery Sciences International Inc.		394,977	2,145

*	SIGA Technologies Inc.	525,800	2,019
*	Arqule Inc.	849,160	1,979
*,^ Cell Therapeutics Inc.		1,193,953	1,958
*	Alphatec Holdings Inc.	989,644	1,950
*	Regulus Therapeutics Inc.	202,260	1,907
*	Harvard Bioscience Inc.	360,542	1,896
*,^ Bluebird Bio Inc.		68,977	1,860
*,^ ImmunoCellular Therapeutics Ltd.		716,299	1,841
*,^ Neuralstem Inc.		665,302	1,803
*	ChemoCentryx Inc.	323,942	1,801
*	Solta Medical Inc.	840,335	1,748
*	Durect Corp.	1,286,140	1,723
*,^ Horizon Pharma Inc.		506,797	1,713
*	Cytori Therapeutics Inc.	727,489	1,695
*	Nanosphere Inc.	846,721	1,693
*	Zogenix Inc.	897,238	1,669
*	Onconova Therapeutics Inc.	62,230	1,647
*	OncoGenex Pharmaceutical Inc.	176,975	1,641
*	Receptos Inc.	62,500	1,623
*	Cutera Inc.	178,919	1,592
*	Fibrocell Science Inc.	362,698	1,589
*,^ Catalyst Pharmaceutical Partners Inc.		518,903	1,583
*	MEI Pharma Inc.	139,467	1,582
*,^ NeoGenomics Inc.		521,601	1,565
	Pain Therapeutics Inc.	572,446	1,557
*,^ TrovaGene Inc.		215,768	1,549
*,^ NeoStem Inc.		177,036	1,514
*,^ Oncothyreon Inc.		726,614	1,497
*	Zalicus Inc.	1,243,650	1,492
	Psychemedics Corp.	111,607	1,479
*	Corcept Therapeutics Inc.	907,898	1,444
*,^ Biotime Inc.		376,299	1,430
*,^ Galectin Therapeutics Inc.		140,772	1,404
*	Vical Inc.	1,101,106	1,376
*	Tetraphase Pharmaceuticals Inc.	117,400	1,336
*	AVEO Pharmaceuticals Inc.	640,556	1,326
*	Synergetics USA Inc.	289,440	1,317
*,^ Supernus Pharmaceuticals Inc.		177,474	1,301
*	Durata Therapeutics Inc.	140,000	1,266
*	Esperion Therapeutics Inc.	66,985	1,263
*	Skilled Healthcare Group Inc.	289,646	1,263
*	OncoMed Pharmaceuticals Inc.	80,929	1,239
*,^ PharmAthene Inc.		577,742	1,213
*	Enzo Biochem Inc.	471,186	1,187
*	Zeltiq Aesthetics Inc.	128,907	1,169
*	Discovery Laboratories Inc.	594,440	1,165
*	Medical Action Industries Inc.	174,024	1,156
*	Amicus Therapeutics Inc.	495,781	1,150
*	Northwest Biotherapeutics Inc.	340,693	1,141
*	Cornerstone Therapeutics Inc.	119,809	1,127
*,^ CytRx Corp.		348,404	1,125
*,^ Hansen Medical Inc.		627,239	1,123
*	Theragenics Corp.	499,023	1,088
*	KaloBios Pharmaceuticals Inc.	236,952	1,071
*	Cyclacel Pharmaceuticals Inc.	247,785	1,058
*	Cellular Dynamics International Inc.	57,200	1,053
*	BioSpecifics Technologies Corp.	53,486	1,041

*	Sucampo Pharmaceuticals Inc. Class A	158,504	989
*	Agenus Inc.	355,443	985
*	pSivida Corp.	236,665	973
*,^ Alexza Pharmaceuticals Inc.		189,212	969
*,^ Apricus Biosciences Inc.		462,817	967
*	Aratana Therapeutics Inc.	56,940	930
*	Uroplasty Inc.	280,598	929
*	Digirad Corp.	362,321	913
*,^ Biolase Inc.		473,281	904
*	OvaScience Inc.	91,200	904
*	RadNet Inc.	367,613	886
*	Ocera Therapeutics Inc.	102,915	872
	Enzon Pharmaceuticals Inc.	517,601	870
*	Foundation Medicine Inc.	21,643	858
*	Medgenics Inc.	109,763	856
*	Cleveland Biolabs Inc.	535,493	835
*,^ GTx Inc.		412,329	829
*,^ Athersys Inc.		487,655	800
*	LCA-Vision Inc.	221,694	798
*,^ Biodel Inc.		238,888	753
*	Columbia Laboratories Inc.	102,533	745
*	Cardica Inc.	567,438	738
*,^ EnteroMedics Inc.		584,526	731
*	Response Genetics Inc.	327,466	727
*,^ StemCells Inc.		417,683	702
*	NanoString Technologies Inc.	63,743	701
*	Cumberland Pharmaceuticals Inc.	152,070	689
*,^ Celsion Corp.		594,452	684
*	PTC Therapeutics Inc.	31,164	669
*	Pernix Therapeutics Holdings	234,810	641
*,^ Savient Pharmaceuticals Inc.		1,006,733	629
*	Ambit Biosciences Corp.	38,981	604
*	Enanta Pharmaceuticals Inc.	25,380	582
*,^ Venaxis Inc.		296,400	575
*,^ Cel-Sci Corp.		336,302	572
*	Iridex Corp.	94,200	559
*,^ Acura Pharmaceuticals Inc.		290,232	551
*	BIND Therapeutics Inc.	38,556	544
*,^ Rexahn Pharmaceuticals Inc.		1,197,220	539
*	Conatus Pharmaceuticals Inc.	51,969	522
*	Fonar Corp.	85,991	496
*,^ NuPathe Inc.		196,651	474
*	Vermillion Inc.	181,825	467
*	Ophthotech Corp.	15,648	465
*	Bovie Medical Corp.	162,513	458
	LeMaitre Vascular Inc.	68,268	457
*	Chembio Diagnostics Inc.	120,789	440
*	Lpath Inc. Class A	78,210	436
*	MediciNova Inc.	170,820	430
*	Mast Therapeutics Inc.	971,733	427
*	AdCare Health Systems Inc.	105,118	426
*,^ ANI Pharmaceuticals Inc.		42,303	413
*,^ Alimera Sciences Inc.		109,535	412
*,^ Anthera Pharmaceuticals Inc. Class A		101,964	410
*	Hemispherx Biopharma Inc.	1,666,987	392
*	Transcept Pharmaceuticals Inc.	123,149	392
*,^ MELA Sciences Inc.		517,162	374

*	Echo Therapeutics Inc.	135,621	374
*	LipoScience Inc.	71,549	358
*	Ventrus Biosciences Inc.	121,968	353
*	BSD Medical Corp.	257,082	352
*,^ Novabay Pharmaceuticals Inc.		199,862	342
*	Palatin Technologies Inc.	504,697	341
*,^ Delcath Systems Inc.		1,025,257	336
*	Entremed Inc.	191,112	334
*	Mirati Therapeutics Inc.	21,732	329
*	Imprimis Pharmaceuticals Inc.	63,100	298
*	Aastrom Biosciences Inc.	1,071,308	297
*	Oragenics Inc.	101,675	296
*	Hooper Holmes Inc.	591,641	278
*	Baxano Surgical Inc.	200,063	278
*	Vision Sciences Inc.	273,044	267
	Daxor Corp.	37,740	262
*	ARCA Biopharma Inc.	151,257	241
	Span-America Medical Systems Inc.	11,126	239
*	Heska Corp.	38,628	231
*	Synthetic Biologics Inc.	107,826	181
*	Stereotaxis Inc.	54,377	181
*,^ CombiMatrix Corp.		45,819	131
*	ThermoGenesis Corp.	123,286	131
*	Misonix Inc.	26,484	124
*	Wright Medical Group Inc. Rights Exp. 12/31/2049	288,011	102
	MGC Diagnostics Corp.	8,980	98
*	Heat Biologics Inc.	7,900	98
*	Oculus Innovative Sciences Inc.	35,150	97
*	TG Therapeutics Inc.	18,318	93
*	USMD Holdings Inc.	3,500	93
*	Kips Bay Medical Inc.	107,300	90
*	ERBA Diagnostics Inc.	61,375	88
*	BG Medicine Inc.	65,950	61
*	CAS Medical Systems Inc.	43,040	58
*	Escalon Medical Corp.	39,147	58
*	ProPhase Labs Inc.	31,802	57
*	AxoGen Inc.	12,400	55
*	Bioanalytical Systems Inc.	34,869	47
*	IGI Laboratories Inc.	24,330	44
*	iBio Inc.	100,750	44
*	Tonix Pharmaceuticals Holding Corp.	8,840	31
*	IsoRay Inc.	46,200	30
*	American Caresource Holdings Inc.	16,457	29
*	DARA Biosciences Inc.	14,200	7
*	InfuSystems Holdings Inc.	4,345	6
	Diversicare Healthcare Services Inc.	1,000	5
*	Cormedix Inc.	4,900	4
	Myrexis Inc.	34,818	3
*	ImmuCell Corp.	300	1
*	VirtualScopics Inc.	250	1
			32,394,172
Industrials (13.4%)
	General Electric Co.	148,221,875	3,541,021
	United Technologies Corp.	13,354,116	1,439,841
	Boeing Co.	10,980,780	1,290,242
	3M Co.	9,946,307	1,187,689
	Union Pacific Corp.	6,752,344	1,048,909

United Parcel Service Inc. Class B	10,508,773	960,187
Honeywell International Inc.	11,422,312	948,509
Caterpillar Inc.	9,426,589	785,895
Accenture plc Class A	9,426,365	694,157
Emerson Electric Co.	10,427,464	674,657
Danaher Corp.	8,605,296	596,519
Lockheed Martin Corp.	4,671,744	595,881
Automatic Data Processing Inc.	7,038,326	509,434
FedEx Corp.	4,370,873	498,760
Precision Castparts Corp.	2,122,553	482,329
Eaton Corp. plc	6,897,493	474,823
Illinois Tool Works Inc.	6,206,834	473,395
Deere & Co.	5,572,254	453,526
General Dynamics Corp.	4,863,451	425,649
CSX Corp.	14,815,630	381,354
Cummins Inc.	2,750,360	365,440
Raytheon Co.	4,706,457	362,727
* LinkedIn Corp. Class A	1,444,730	355,490
Norfolk Southern Corp.	4,567,154	353,269
Northrop Grumman Corp.	3,348,622	318,990
TE Connectivity Ltd.	6,022,958	311,869
PACCAR Inc.	5,150,913	286,700
Waste Management Inc.	6,479,214	267,203
Ingersoll-Rand plc	4,022,496	261,221
Agilent Technologies Inc.	4,812,638	246,648
WW Grainger Inc.	909,976	238,150
Parker Hannifin Corp.	2,169,925	235,914
Tyco International Ltd.	6,725,568	235,260
Sherwin-Williams Co.	1,271,421	231,627
Dover Corp.	2,480,398	222,814
Rockwell Automation Inc.	2,024,970	216,550
Fastenal Co.	3,885,523	195,248
* Fiserv Inc.	1,931,507	195,179
Paychex Inc.	4,778,834	194,212
Pentair Ltd.	2,963,455	192,447
Roper Industries Inc.	1,442,152	191,619
Amphenol Corp. Class A	2,318,284	179,389
Fidelity National Information Services Inc.	3,825,404	177,652
Kansas City Southern	1,603,005	175,305
Xerox Corp.	17,009,866	175,032
Fluor Corp.	2,370,549	168,214
AMETEK Inc.	3,547,093	163,237
* Stericycle Inc.	1,250,001	144,250
* Alliance Data Systems Corp.	677,004	143,166
* Verisk Analytics Inc. Class A	2,195,352	142,610
CH Robinson Worldwide Inc.	2,325,993	138,536
Rockwell Collins Inc.	1,965,085	133,351
Expeditors International of Washington Inc.	2,996,936	132,045
Republic Services Inc. Class A	3,948,119	131,709
Flowserve Corp.	2,074,083	129,402
Pall Corp.	1,622,080	124,965
ADT Corp.	3,015,911	122,627
L-3 Communications Holdings Inc.	1,237,787	116,971
Textron Inc.	4,072,499	112,442
* B/E Aerospace Inc.	1,518,329	112,083
* Trimble Navigation Ltd.	3,727,745	110,751
Masco Corp.	5,188,130	110,403

Rock Tenn Co. Class A	1,043,456	105,671
* Jacobs Engineering Group Inc.	1,814,254	105,553
* Mettler-Toledo International Inc.	436,882	104,891
* FleetCor Technologies Inc.	950,494	104,706
Towers Watson & Co. Class A	950,287	101,643
Fortune Brands Home & Security Inc.	2,411,669	100,398
MeadWestvaco Corp.	2,581,377	99,073
Vulcan Materials Co.	1,889,105	97,875
Ball Corp.	2,154,014	96,672
TransDigm Group Inc.	686,959	95,281
JB Hunt Transport Services Inc.	1,276,356	93,085
* Crown Holdings Inc.	2,081,601	88,010
* Quanta Services Inc.	3,056,991	84,098
Wabtec Corp.	1,329,215	83,568
Avnet Inc.	1,987,438	82,896
Manpowergroup Inc.	1,136,782	82,690
* Flextronics International Ltd.	9,061,813	82,372
Packaging Corp. of America	1,426,158	81,419
Donaldson Co. Inc.	2,128,955	81,177
AGCO Corp.	1,338,652	80,881
Lincoln Electric Holdings Inc.	1,201,928	80,072
* United Rentals Inc.	1,365,667	79,605
Joy Global Inc.	1,540,291	78,616
Hubbell Inc. Class B	747,736	78,318
IDEX Corp.	1,192,348	77,801
Cintas Corp.	1,508,517	77,236
Sealed Air Corp.	2,838,099	77,168
Waste Connections Inc.	1,697,196	77,070
Timken Co.	1,255,064	75,806
Robert Half International Inc.	1,923,592	75,078
Xylem Inc.	2,688,036	75,077
* Arrow Electronics Inc.	1,519,617	73,747
Total System Services Inc.	2,478,603	72,920
Valspar Corp.	1,149,230	72,896
MDU Resources Group Inc.	2,602,983	72,805
* Owens-Illinois Inc.	2,381,367	71,489
* Colfax Corp.	1,259,753	71,163
KBR Inc.	2,143,810	69,974
* Sensata Technologies Holding NV	1,778,215	68,052
Iron Mountain Inc.	2,487,677	67,217
* CoStar Group Inc.	393,743	66,109
Martin Marietta Materials Inc.	671,333	65,905
Graco Inc.	886,945	65,687
FLIR Systems Inc.	2,087,136	65,536
Carlisle Cos. Inc.	920,709	64,717
* Kirby Corp.	739,278	63,984
* Oshkosh Corp.	1,275,459	62,472
* Owens Corning	1,637,830	62,205
PerkinElmer Inc.	1,630,140	61,538
Jack Henry & Associates Inc.	1,184,984	61,157
URS Corp.	1,101,308	59,195
* Genesee & Wyoming Inc. Class A	635,699	59,101
Nordson Corp.	792,037	58,318
MSC Industrial Direct Co. Inc. Class A	715,182	58,180
Bemis Co. Inc.	1,490,836	58,157
Aptargroup Inc.	962,517	57,876
Jabil Circuit Inc.	2,646,062	57,367

Acuity Brands Inc.	621,534	57,194
Sonoco Products Co.	1,466,356	57,100
* Hexcel Corp.	1,454,320	56,428
Global Payments Inc.	1,102,013	56,291
Broadridge Financial Solutions Inc.	1,758,086	55,819
Babcock & Wilcox Co.	1,622,920	54,725
SPX Corp.	642,837	54,410
FEI Co.	606,059	53,212
Triumph Group Inc.	756,325	53,109
Trinity Industries Inc.	1,143,600	51,862
Kennametal Inc.	1,136,947	51,845
AO Smith Corp.	1,146,956	51,842
* Terex Corp.	1,530,393	51,421
Valmont Industries Inc.	369,318	51,302
Lennox International Inc.	655,886	49,362
* WEX Inc.	561,755	49,294
Huntington Ingalls Industries Inc.	728,144	49,077
* WESCO International Inc.	637,966	48,824
ITT Corp.	1,304,421	46,894
* Clean Harbors Inc.	796,674	46,733
Molex Inc. Class A	1,218,036	46,626
EnerSys Inc.	767,293	46,521
Alliant Techsystems Inc.	467,035	45,564
Toro Co.	834,284	45,343
Ryder System Inc.	759,175	45,323
* NeuStar Inc. Class A	909,150	44,985
* AECOM Technology Corp.	1,419,150	44,377
National Instruments Corp.	1,434,282	44,362
Eagle Materials Inc.	609,553	44,223
* Vantiv Inc. Class A	1,580,543	44,160
* Genpact Ltd.	2,333,731	44,061
* Teledyne Technologies Inc.	514,536	43,700
MAXIMUS Inc.	961,564	43,309
* Old Dominion Freight Line Inc.	937,878	43,133
Exelis Inc.	2,728,128	42,859
Crane Co.	688,154	42,438
* Spirit Aerosystems Holdings Inc. Class A	1,748,350	42,380
Generac Holdings Inc.	988,907	42,167
Regal-Beloit Corp.	618,369	42,006
RR Donnelley & Sons Co.	2,624,663	41,470
Belden Inc.	635,721	40,718
* Foster Wheeler AG	1,510,802	39,795
CLARCOR Inc.	713,927	39,644
Actuant Corp. Class A	1,010,450	39,246
Lender Processing Services Inc.	1,177,894	39,189
* USG Corp.	1,336,682	38,202
World Fuel Services Corp.	1,020,939	38,091
Manitowoc Co. Inc.	1,934,110	37,870
Landstar System Inc.	672,138	37,626
Cognex Corp.	1,198,224	37,576
EMCOR Group Inc.	939,869	36,777
Woodward Inc.	895,652	36,569
Covanta Holding Corp.	1,673,647	35,783
Watsco Inc.	379,046	35,733
* CoreLogic Inc.	1,316,725	35,617
* Louisiana-Pacific Corp.	2,020,604	35,542
* Anixter International Inc.	401,761	35,218

	Corporate Executive Board Co.	483,237	35,093
*	Moog Inc. Class A	597,580	35,060
	Con-way Inc.	813,120	35,037
*	Zebra Technologies Corp.	732,803	33,365
*	DigitalGlobe Inc.	1,032,945	32,662
*	Esterline Technologies Corp.	406,465	32,472
	GATX Corp.	678,631	32,249
*	Armstrong World Industries Inc.	558,468	30,693
	Deluxe Corp.	736,131	30,667
*	Advisory Board Co.	509,210	30,288
	Silgan Holdings Inc.	640,712	30,113
	Air Lease Corp. Class A	1,082,464	29,941
	Molex Inc.	757,334	29,172
	Harsco Corp.	1,169,691	29,125
	Curtiss-Wright Corp.	604,754	28,399
*	Graphic Packaging Holding Co.	3,289,083	28,155
*,^ Navistar International Corp.		770,701	28,115
	Applied Industrial Technologies Inc.	544,443	28,039
*	Euronet Worldwide Inc.	682,467	27,162
	IPG Photonics Corp.	481,293	27,102
*	MasTec Inc.	890,159	26,972
	HEICO Corp. Class A	532,007	26,675
	Littelfuse Inc.	334,615	26,174
*	MWI Veterinary Supply Inc.	174,532	26,068
	Convergys Corp.	1,360,554	25,510
*	Vishay Intertechnology Inc.	1,916,770	24,707
*,^ VistaPrint NV		432,707	24,457
*	Swift Transportation Co.	1,209,339	24,417
*	Tetra Tech Inc.	941,794	24,383
	United Stationers Inc.	556,431	24,205
*	Cardtronics Inc.	647,271	24,014
*	Itron Inc.	552,713	23,673
	Mine Safety Appliances Co.	455,103	23,488
	TAL International Group Inc.	498,164	23,279
	Barnes Group Inc.	663,427	23,167
*	On Assignment Inc.	699,848	23,095
	General Cable Corp.	710,461	22,557
	UTi Worldwide Inc.	1,484,153	22,426
	Watts Water Technologies Inc. Class A	397,334	22,398
	Mueller Industries Inc.	402,296	22,396
	Franklin Electric Co. Inc.	564,778	22,252
*	FTI Consulting Inc.	588,207	22,234
*	WageWorks Inc.	436,041	21,998
*	RBC Bearings Inc.	333,809	21,995
	UniFirst Corp.	209,368	21,862
	Greif Inc. Class A	443,228	21,731
*	Berry Plastics Group Inc.	1,088,071	21,729
*	Trimas Corp.	575,741	21,475
*	Sanmina Corp.	1,213,332	21,221
*	Proto Labs Inc.	275,678	21,059
	Brady Corp. Class A	683,945	20,860
	Coherent Inc.	339,090	20,837
*,^ Outerwall Inc.		416,098	20,801
*	Veeco Instruments Inc.	557,272	20,747
*	Hub Group Inc. Class A	523,394	20,533
*	OSI Systems Inc.	272,976	20,329
*	Texas Industries Inc.	305,131	20,233

*	Mobile Mini Inc.	590,125	20,100
	Allison Transmission Holdings Inc.	798,137	19,993
	Heartland Payment Systems Inc.	501,022	19,901
*	PHH Corp.	821,408	19,500
	Brink's Co.	682,912	19,326
	Simpson Manufacturing Co. Inc.	588,597	19,171
*	Universal Display Corp.	592,255	18,970
	ABM Industries Inc.	710,087	18,902
*	Orbital Sciences Corp.	855,389	18,117
*	Plexus Corp.	486,747	18,107
*	Benchmark Electronics Inc.	790,504	18,095
	Mueller Water Products Inc. Class A	2,262,051	18,074
*	EnPro Industries Inc.	298,007	17,943
*	HD Supply Holdings Inc.	799,778	17,571
	Forward Air Corp.	429,968	17,349
^	Sturm Ruger & Co. Inc.	276,903	17,342
*	Atlas Air Worldwide Holdings Inc.	375,712	17,324
	Raven Industries Inc.	528,354	17,282
	Aircastle Ltd.	973,647	16,951
*	Huron Consulting Group Inc.	320,416	16,857
	Kaydon Corp.	466,348	16,565
	Tennant Co.	262,045	16,247
	Acacia Research Corp.	703,249	16,217
	G&K Services Inc. Class A	266,947	16,121
	Matson Inc.	610,129	16,004
	Granite Construction Inc.	517,838	15,846
	EVERTEC Inc.	710,547	15,781
	CIRCOR International Inc.	251,944	15,666
	Cubic Corp.	290,697	15,605
*	Wesco Aircraft Holdings Inc.	739,813	15,484
	AAR Corp.	551,825	15,081
*	II-VI Inc.	796,952	14,999
	AZZ Inc.	351,908	14,731
*	Korn/Ferry International	687,952	14,722
	Werner Enterprises Inc.	628,880	14,672
	Albany International Corp.	406,723	14,589
*	Rogers Corp.	243,188	14,465
	Kaman Corp.	380,496	14,406
	MTS Systems Corp.	223,586	14,388
	Knight Transportation Inc.	870,619	14,383
	Lindsay Corp.	175,873	14,355
	Methode Electronics Inc.	507,186	14,201
	Otter Tail Corp.	510,545	14,091
*	GrafTech International Ltd.	1,652,433	13,963
*	TrueBlue Inc.	568,826	13,657
	Exponent Inc.	181,205	13,018
*	Aegion Corp. Class A	548,396	13,013
	Primoris Services Corp.	509,827	12,985
*	ExlService Holdings Inc.	439,082	12,505
	ESCO Technologies Inc.	373,299	12,405
^	Textainer Group Holdings Ltd.	325,200	12,315
	Insperity Inc.	325,372	12,234
	McGrath RentCorp	341,114	12,178
*	LifeLock Inc.	800,356	11,869
*,^ GenCorp Inc.		734,205	11,769
	Apogee Enterprises Inc.	393,764	11,687
*	Greatbatch Inc.	340,198	11,577

*	Trex Co. Inc.	232,295	11,506
*	Wabash National Corp.	985,781	11,494
*	Rexnord Corp.	550,492	11,450
*	Tutor Perini Corp.	532,724	11,358
	Universal Forest Products Inc.	268,186	11,291
*	Measurement Specialties Inc.	208,111	11,288
	Booz Allen Hamilton Holding Corp.	579,359	11,193
*	ExamWorks Group Inc.	428,367	11,133
*	H&E Equipment Services Inc.	416,298	11,057
*	Meritor Inc.	1,399,820	11,003
*	Navigant Consulting Inc.	711,648	11,002
*	Federal Signal Corp.	849,068	10,927
*	Team Inc.	273,861	10,886
	Standex International Corp.	183,143	10,879
	Quad/Graphics Inc.	356,877	10,835
*	DXP Enterprises Inc.	136,621	10,789
*	Saia Inc.	345,761	10,781
*	Taser International Inc.	715,376	10,666
*	Roadrunner Transportation Systems Inc.	375,897	10,615
	Sun Hydraulics Corp.	291,604	10,571
	AAON Inc.	388,439	10,317
	Encore Wire Corp.	261,338	10,307
	Heartland Express Inc.	725,748	10,298
*	Imperva Inc.	244,279	10,265
	Hyster-Yale Materials Handling Inc.	114,188	10,239
	Altra Holdings Inc.	376,872	10,142
*	FARO Technologies Inc.	240,117	10,126
*	Sykes Enterprises Inc.	560,269	10,034
*,^ Smith & Wesson Holding Corp.		911,560	10,018
	Quanex Building Products Corp.	527,483	9,932
*	ServiceSource International Inc.	821,407	9,923
	John Bean Technologies Corp.	397,540	9,891
	ManTech International Corp.Class A	336,272	9,671
	AVX Corp.	733,692	9,633
	Astec Industries Inc.	266,024	9,566
*	Thermon Group Holdings Inc.	413,501	9,556
*	Rofin-Sinar Technologies Inc.	393,611	9,529
*	ICF International Inc.	266,900	9,451
*	RPX Corp.	530,919	9,307
	Schnitzer Steel Industries Inc.	335,471	9,239
	Materion Corp.	288,072	9,236
	Gorman-Rupp Co.	228,557	9,170
*	Boise Cascade Co.	339,212	9,142
*	Checkpoint Systems Inc.	545,294	9,106
	Myers Industries Inc.	451,563	9,081
*	Greenbrier Cos. Inc.	362,384	8,962
*	AMN Healthcare Services Inc.	648,542	8,924
	Griffon Corp.	710,552	8,910
*	Headwaters Inc.	990,724	8,907
	Arkansas Best Corp.	346,932	8,906
*	TeleTech Holdings Inc.	352,864	8,853
	Badger Meter Inc.	189,770	8,824
	Kelly Services Inc. Class A	452,910	8,818
	Comfort Systems USA Inc.	508,506	8,548
*,^ XPO Logistics Inc.		379,558	8,225
	Resources Connection Inc.	605,330	8,214
*	Newport Corp.	524,733	8,202

*	Nortek Inc.	118,064	8,112
*	Fabrinet	476,082	8,017
*	Powell Industries Inc.	129,653	7,946
	US Ecology Inc.	263,569	7,941
	Park Electrochemical Corp.	273,194	7,827
*	Engility Holdings Inc.	243,313	7,720
*	TTM Technologies Inc.	773,217	7,539
	HEICO Corp.	109,013	7,385
*	Era Group Inc.	271,241	7,372
*	Global Cash Access Holdings Inc.	942,772	7,363
	Kforce Inc.	414,472	7,332
	Cass Information Systems Inc.	136,587	7,290
*	Monster Worldwide Inc.	1,612,266	7,126
	Black Box Corp.	230,841	7,073
	CTS Corp.	447,742	7,061
*	MYR Group Inc.	290,396	7,057
	Barrett Business Services Inc.	104,726	7,049
	American Science & Engineering Inc.	115,773	6,982
	Viad Corp.	276,693	6,903
*	Consolidated Graphics Inc.	121,503	6,811
	Landauer Inc.	132,712	6,801
*	GP Strategies Corp.	259,362	6,800
	Ennis Inc.	354,089	6,388
*	Bazaarvoice Inc.	685,882	6,228
*,^ ExOne Co.		146,050	6,222
*	Astronics Corp.	124,574	6,193
	LB Foster Co. Class A	134,910	6,171
*	Columbus McKinnon Corp.	253,781	6,098
	Daktronics Inc.	534,121	5,977
*	Gibraltar Industries Inc.	414,721	5,914
	Multi-Color Corp.	172,155	5,841
	Celadon Group Inc.	312,840	5,841
*	CAI International Inc.	250,436	5,828
	Marten Transport Ltd.	337,337	5,785
	Great Lakes Dredge & Dock Corp.	775,209	5,752
*	Aerovironment Inc.	244,905	5,657
*	Kratos Defense & Security Solutions Inc.	680,260	5,633
*	Advanced Emissions Solutions Inc.	131,820	5,631
*	Rentrak Corp.	170,345	5,557
*	Air Transport Services Group Inc.	736,584	5,517
*	InnerWorkings Inc.	558,761	5,487
	Kadant Inc.	163,255	5,484
^	American Railcar Industries Inc.	139,084	5,456
*	American Woodmark Corp.	156,123	5,410
*	Dice Holdings Inc.	633,039	5,387
*	Layne Christensen Co.	269,178	5,373
	Alamo Group Inc.	109,655	5,363
*,^ Capstone Turbine Corp.		4,365,271	5,151
*	Builders FirstSource Inc.	862,284	5,070
*	Furmanite Corp.	510,945	5,058
*	EnerNOC Inc.	332,598	4,986
	Graham Corp.	134,795	4,870
*	AEP Industries Inc.	65,019	4,832
*,^ Nuverra Environmental Solutions Inc.		2,104,518	4,819
*	Park-Ohio Holdings Corp.	123,789	4,756
*	PowerSecure International Inc.	295,318	4,740
*	Taminco Corp.	231,611	4,702

*	AM Castle & Co.	291,065	4,686
	NN Inc.	300,722	4,679
	Global Power Equipment Group Inc.	232,101	4,668
	Electro Scientific Industries Inc.	395,598	4,632
	Michael Baker Corp.	113,746	4,603
	Electro Rent Corp.	243,969	4,426
	Heidrick & Struggles International Inc.	231,994	4,422
*	Anaren Inc.	172,654	4,403
	Douglas Dynamics Inc.	298,848	4,402
	Kimball International Inc. Class B	395,942	4,391
*	Echo Global Logistics Inc.	207,911	4,354
*	Landec Corp.	353,169	4,309
*	CBIZ Inc.	576,994	4,293
	Dynamic Materials Corp.	184,043	4,266
	Pike Electric Corp.	373,942	4,233
*	Lydall Inc.	244,829	4,204
*	Northwest Pipe Co.	126,869	4,171
*	Ducommun Inc.	143,962	4,129
	Insteel Industries Inc.	251,874	4,055
*	PGT Inc.	403,639	4,000
*	Mistras Group Inc.	228,940	3,892
	NACCO Industries Inc. Class A	69,499	3,852
*	Energy Recovery Inc.	530,664	3,847
*	Orion Marine Group Inc.	368,320	3,834
*	GSI Group Inc.	398,033	3,797
*	Flow International Corp.	933,714	3,726
	Universal Technical Institute Inc.	303,492	3,681
	Ceco Environmental Corp.	256,652	3,614
*	Power Solutions International Inc.	60,631	3,584
*	Zygo Corp.	221,856	3,545
	Twin Disc Inc.	135,502	3,541
*	Maxwell Technologies Inc.	388,058	3,524
*	NVE Corp.	68,053	3,473
*	US Concrete Inc.	172,900	3,468
	FreightCar America Inc.	167,030	3,454
*	Ply Gem Holdings Inc.	244,000	3,411
*	Quality Distribution Inc.	362,770	3,352
*	Franklin Covey Co.	185,385	3,328
*	NCI Building Systems Inc.	259,604	3,307
	Houston Wire & Cable Co.	245,121	3,302
*	Global Brass & Copper Holdings Inc.	184,500	3,236
*	Higher One Holdings Inc.	402,777	3,089
*	Lionbridge Technologies Inc.	827,322	3,053
*	Accuride Corp.	581,553	2,989
*,^ Odyssey Marine Exploration Inc.		988,349	2,975
*,^ Rubicon Technology Inc.		244,953	2,966
*	Patriot Transportation Holding Inc.	87,619	2,964
*	Pacer International Inc.	471,903	2,921
	CDI Corp.	185,511	2,840
*	Casella Waste Systems Inc. Class A	484,517	2,786
*	Commercial Vehicle Group Inc.	346,972	2,762
	Argan Inc.	119,495	2,625
*	CRA International Inc.	139,348	2,595
*	Heritage-Crystal Clean Inc.	142,796	2,573
*	Sparton Corp.	100,712	2,568
	Spartan Motors Inc.	422,257	2,563
*	ARC Document Solutions Inc.	556,358	2,554

	Miller Industries Inc.	149,815	2,544
*	M/A-COM Technology Solutions Holdings Inc.	149,359	2,542
*	Kemet Corp.	605,993	2,533
	Bel Fuse Inc. Class B	139,941	2,441
*	Multi-Fineline Electronix Inc.	147,819	2,398
*	Vishay Precision Group Inc.	162,191	2,360
*	Ameresco Inc. Class A	235,147	2,356
	Hardinge Inc.	152,003	2,348
	Coleman Cable Inc.	110,680	2,336
*	PRGX Global Inc.	370,887	2,322
	VSE Corp.	49,361	2,317
*	Cenveo Inc.	768,670	2,268
	Mesa Laboratories Inc.	33,393	2,258
*	Astronics Corp. Class B	45,070	2,248
	LSI Industries Inc.	265,798	2,243
	International Shipholding Corp.	81,256	2,230
*	Cross Country Healthcare Inc.	364,289	2,208
	Richardson Electronics Ltd.	193,571	2,201
	Universal Truckload Services Inc.	82,332	2,195
*	Patrick Industries Inc.	72,723	2,185
	Crawford & Co. Class B	219,434	2,128
*	YRC Worldwide Inc.	121,838	2,057
	Hurco Cos. Inc.	78,616	2,033
*	Vicor Corp.	243,584	1,992
*	Xerium Technologies Inc.	171,754	1,991
*	LMI Aerospace Inc.	146,716	1,960
*	Sterling Construction Co. Inc.	211,232	1,954
*	National Technical Systems Inc.	85,362	1,951
	Innovative Solutions & Support Inc.	238,921	1,902
*	National Research Corp. Class A	100,246	1,888
*	Intevac Inc.	318,610	1,867
*	Aeroflex Holding Corp.	254,629	1,793
*	United States Lime & Minerals Inc.	30,170	1,768
*	UFP Technologies Inc.	75,839	1,727
*	ModusLink Global Solutions Inc.	610,788	1,674
*	PMFG Inc.	225,410	1,668
*	Willis Lease Finance Corp.	105,689	1,662
*,^ Genco Shipping & Trading Ltd.		415,389	1,632
*	TRC Cos. Inc.	217,977	1,613
*	Tecumseh Products Co. Class A	176,201	1,577
*	Official Payments Holdings Inc. Class B	187,685	1,562
	Crawford & Co. Class A	200,339	1,470
*	Hudson Global Inc.	453,090	1,468
*	Manitex International Inc.	131,167	1,434
*	American Superconductor Corp.	602,395	1,410
*,^ Eagle Bulk Shipping Inc.		193,463	1,389
*	Orion Energy Systems Inc.	355,225	1,336
	Lincoln Educational Services Corp.	278,106	1,282
*	CUI Global Inc.	217,835	1,257
	Perceptron Inc.	113,982	1,217
*	Hill International Inc.	363,287	1,199
*	Covenant Transportation Group Inc. Class A	183,964	1,166
*	BlueLinx Holdings Inc.	597,002	1,164
*	USA Truck Inc.	128,180	1,148
*	StarTek Inc.	174,800	1,126
	Eastern Co.	67,410	1,090
*	API Technologies Corp.	370,751	1,086

	PAM Transportation Services Inc.	61,693	1,079
*	Echelon Corp.	445,959	1,066
*	Fuel Tech Inc.	236,561	1,031
*,^ Research Frontiers Inc.		238,498	1,011
*	Harris Interactive Inc.	497,732	995
*	Broadwind Energy Inc.	123,807	969
*,^ Swisher Hygiene Inc.		1,539,917	934
*	Information Services Group Inc.	224,710	930
*	Essex Rental Corp.	267,152	919
*	Metalico Inc.	651,835	913
	Frequency Electronics Inc.	77,899	910
*,^ Revolution Lighting Technologies Inc.		350,648	898
*	Key Technology Inc.	64,325	893
*	Dolan Co.	390,244	882
*	CPI Aerostructures Inc.	75,671	877
*	Magnetek Inc.	49,099	870
*	SL Industries Inc.	34,628	847
*,^ Erickson Air-Crane Inc.		54,024	846
	Omega Flex Inc.	44,518	841
*	Newtek Business Services Inc.	282,873	837
*	Mfri Inc.	72,759	831
*	Planet Payment Inc.	305,869	777
*	NAPCO Security Technologies Inc.	143,958	764
*	Lawson Products Inc.	71,807	740
*	UQM Technologies Inc.	401,083	730
	Hubbell Inc. Class A	7,600	716
*	Supreme Industries Inc. Class A	111,952	714
	Espey Manufacturing & Electronics Corp.	24,066	689
*	Pfsweb Inc.	110,737	661
*	Stock Building Supply Holdings Inc.	49,572	651
*	Adept Technology Inc.	87,679	631
*	CyberOptics Corp.	100,886	627
*,^ Parametric Sound Corp.		49,286	618
*	Control4 Corp.	35,440	614
*	Viasystems Group Inc.	40,770	589
*	Active Power Inc.	200,570	584
*	Iteris Inc.	303,119	555
*,^ Microvision Inc.		314,342	547
^	Standard Register Co.	52,428	543
*	Goldfield Corp.	304,041	526
*	Ultralife Corp.	126,101	504
*	Rand Logistics Inc.	99,865	487
*	Perma-Fix Environmental Services	666,988	480
*	Sharps Compliance Corp.	156,325	480
^	National Research Corp. Class B	15,832	473
*	Ballantyne Strong Inc.	107,432	458
*	Hudson Technologies Inc.	219,888	446
*	Mattersight Corp.	115,122	436
	Sypris Solutions Inc.	124,211	388
	eMagin Corp.	127,879	385
*	Innotrac Corp.	73,831	385
*,^ ClearSign Combustion Corp.		52,710	366
*	Transcat Inc.	46,694	366
*	Planar Systems Inc.	202,835	365
*	AMREP Corp.	41,386	360
*	Synthesis Energy Systems Inc.	441,809	328
*	Arotech Corp.	171,526	300

*	Wireless Telecom Group Inc.	141,368	286
*	GSE Holding Inc.	124,264	258
*,^ American DG Energy Inc.		153,252	241
*,^ Document Security Systems Inc.		191,992	219
	RF Industries Ltd.	26,001	188
	Bel Fuse Inc. Class A	10,580	183
*	Video Display Corp.	48,546	171
	Pulse Electronics Corp.	43,272	169
*	Vertex Energy Inc.	54,625	165
*,^ Altair Nanotechnologies Inc.		45,918	119
*	Liquid Holdings Group Inc.	16,007	113
	Allied Motion Technologies Inc.	13,665	111
*	Professional Diversity Network	23,996	110
*	Micronet Enertec Technologies Inc.	19,850	107
*	Versar Inc.	24,125	100
*	IEC Electronics Corp.	26,938	99
*	Spherix Inc.	12,243	97
*	Lightpath Technologies Inc. Class A	75,800	92
*	Coast Distribution System Inc.	22,532	88
*	Breeze-Eastern Corp.	8,716	86
*	BTU International Inc.	26,703	83
*	Management Network Group Inc.	29,028	82
*	Gencor Industries Inc.	8,000	69
*	Lime Energy Co.	117,752	58
*	Radiant Logistics Inc.	25,206	57
	Amcon Distributing Co.	534	43
	Ecology and Environment Inc.	3,100	36
*	ZBB Energy Corp.	181,995	34
	SIFCO Industries Inc.	1,742	32
	Chicago Rivet & Machine Co.	1,000	29
*	Nortech Systems Inc.	6,105	29
*	WSI Industries Inc.	3,899	26
*	Asure Software Inc.	5,201	22
	Macquarie Infrastructure Co. LLC	406	22
*	Food Technology Service Inc.	4,100	21
*	Taylor Devices Inc.	1,780	15
*	Wells-Gardner Electronics Corp.	8,100	14
	Air T Inc.	1,200	14
*	Advanced Photonix Inc. Class A	23,500	13
*	Industrial Services of America Inc.	5,905	11
*	Continental Materials Corp.	644	11
*	ENGlobal Corp.	8,357	8
*	Sutron Corp.	1,402	7
*	Elecsys Corp.	900	7
*	Sevcon Inc.	1,400	7
*	Willdan Group Inc.	1,700	6
*	AeroCentury Corp.	272	6
*	Electro-Sensors Inc.	1,100	4
*	Art's-Way Manufacturing Co. Inc.	600	4
*	Lightbridge Corp.	2,245	4
*	Sigmatron International Inc.	700	4
*	LGL Group Inc.	600	4
*	American Electric Technologies Inc.	400	3
*	Mod-Pac Corp.	300	3
*	Astrotech Corp.	2,900	2
	Servotronics Inc.	200	2
*	CTPartners Executive Search Inc.	200	1

*	Vicon Industries Inc.	300	1
*	Luna Innovations Inc.	500	1
*	Orbit International Corp.	200	1
*	Command Security Corp.	400	1
*	Onvia Inc.	100	1
*	EnviroStar Inc.	200	—
*	LGL Group Inc Warrants Exp. 6/8/18	3,000	—
			36,468,982
Oil & Gas (9.4%)
	Exxon Mobil Corp.	64,064,454	5,512,106
	Chevron Corp.	28,120,079	3,416,590
	Schlumberger Ltd.	19,257,159	1,701,563
	ConocoPhillips	17,798,101	1,237,146
	Occidental Petroleum Corp.	11,726,099	1,096,859
	Anadarko Petroleum Corp.	7,316,819	680,391
	EOG Resources Inc.	3,965,018	671,198
	Halliburton Co.	12,632,066	608,234
	Phillips 66	8,893,443	514,219
	National Oilwell Varco Inc.	6,220,858	485,911
	Apache Corp.	5,683,906	483,928
	Pioneer Natural Resources Co.	2,015,682	380,561
	Williams Cos. Inc.	9,941,151	361,460
	Marathon Oil Corp.	10,326,400	360,185
	Noble Energy Inc.	5,223,442	350,023
	Kinder Morgan Inc.	9,797,811	348,508
	Hess Corp.	4,247,582	328,508
	Devon Energy Corp.	5,612,355	324,170
	Baker Hughes Inc.	6,445,745	316,486
	Marathon Petroleum Corp.	4,554,879	292,970
	Valero Energy Corp.	7,906,319	270,001
	Cabot Oil & Gas Corp.	6,129,095	228,738
	Chesapeake Energy Corp.	8,714,634	225,535
*	Cameron International Corp.	3,596,069	209,903
*	FMC Technologies Inc.	3,440,145	190,653
*	Southwestern Energy Co.	5,112,511	185,993
	Ensco plc Class A	3,392,267	182,334
	EQT Corp.	1,971,059	174,872
	Range Resources Corp.	2,257,037	171,287
*	Concho Resources Inc.	1,524,854	165,919
	Murphy Oil Corp.	2,582,473	155,775
*	Weatherford International Ltd.	10,046,537	154,013
	Noble Corp.	3,683,735	139,135
	Oceaneering International Inc.	1,569,473	127,504
	HollyFrontier Corp.	2,941,531	123,868
	Cimarex Energy Co.	1,194,415	115,142
	Core Laboratories NV	664,570	112,452
*	Cheniere Energy Inc.	3,143,321	107,313
	OGE Energy Corp.	2,882,772	104,039
*	Cobalt International Energy Inc.	4,179,073	103,892
*	Whiting Petroleum Corp.	1,727,736	103,405
	Helmerich & Payne Inc.	1,470,316	101,378
*	Denbury Resources Inc.	5,411,364	99,623
	Tesoro Corp.	1,965,291	86,433
*	Oil States International Inc.	801,623	82,936
	Energen Corp.	1,047,575	80,024
	SM Energy Co.	971,439	74,985
*	Continental Resources Inc.	673,096	72,196

*	Gulfport Energy Corp.	1,121,408	72,151
	QEP Resources Inc.	2,599,777	71,988
*	Dresser-Rand Group Inc.	1,105,135	68,960
*	Rowan Cos. plc Class A	1,801,674	66,157
	Nabors Industries Ltd.	4,059,102	65,189
	Diamond Offshore Drilling Inc.	1,008,222	62,832
*	Dril-Quip Inc.	529,750	60,789
*	Superior Energy Services Inc.	2,314,906	57,965
*	Oasis Petroleum Inc.	1,151,024	56,550
*	WPX Energy Inc.	2,902,242	55,897
*	Chart Industries Inc.	440,046	54,143
*	Newfield Exploration Co.	1,959,348	53,627
*	Atwood Oceanics Inc.	882,206	48,557
*	Rosetta Resources Inc.	886,656	48,287
*	Kodiak Oil & Gas Corp.	3,841,088	46,324
*,^ Ultra Petroleum Corp.		2,104,550	43,291
	Patterson-UTI Energy Inc.	2,024,527	43,284
	Tidewater Inc.	713,946	42,330
	Targa Resources Corp.	551,336	40,225
*	First Solar Inc.	993,869	39,963
*,^ SandRidge Energy Inc.		6,768,843	39,665
	Bristow Group Inc.	521,565	37,949
*	Helix Energy Solutions Group Inc.	1,452,606	36,853
*	MRC Global Inc.	1,349,836	36,176
	SemGroup Corp. Class A	608,466	34,695
*	Unit Corp.	711,419	33,074
	Energy XXI Bermuda Ltd.	1,085,377	32,778
*	PDC Energy Inc.	505,898	30,121
	Berry Petroleum Co. Class A	686,848	29,624
^	CARBO Ceramics Inc.	293,380	29,077
*	Hornbeck Offshore Services Inc.	476,994	27,399
*	McDermott International Inc.	3,427,434	25,466
	SEACOR Holdings Inc.	277,179	25,068
*	Laredo Petroleum Holdings Inc.	816,010	24,219
	Western Refining Inc.	802,766	24,115
*	Exterran Holdings Inc.	856,779	23,621
*	Stone Energy Corp.	681,502	22,101
*	Bonanza Creek Energy Inc.	438,369	21,156
*	EPL Oil & Gas Inc.	538,179	19,972
*	Carrizo Oil & Gas Inc.	526,231	19,634
*	Forum Energy Technologies Inc.	662,511	17,894
	Gulfmark Offshore Inc.	341,847	17,397
*,^ Bill Barrett Corp.		669,797	16,819
*,^ SunPower Corp. Class A		610,611	15,974
*	Newpark Resources Inc.	1,226,990	15,534
*	Diamondback Energy Inc.	363,614	15,504
*	Geospace Technologies Corp.	183,605	15,478
*	Flotek Industries Inc.	653,333	15,027
*,^ Sanchez Energy Corp.		551,965	14,577
	RPC Inc.	941,223	14,561
*	GT Advanced Technologies Inc.	1,707,713	14,533
*	Rex Energy Corp.	650,557	14,507
*	Key Energy Services Inc.	1,984,706	14,468
*,^ Halcon Resources Corp.		3,204,622	14,196
*	Hercules Offshore Inc.	1,874,437	13,815
*,^ Magnum Hunter Resources Corp.		2,237,445	13,805
*	TETRA Technologies Inc.	1,085,789	13,605

*	C&J Energy Services Inc.	666,337	13,380
*	Approach Resources Inc.	499,873	13,137
^	PBF Energy Inc. Class A	571,245	12,824
^	EXCO Resources Inc.	1,841,536	12,412
*	Matador Resources Co.	742,754	12,129
*	Northern Oil and Gas Inc.	837,975	12,092
	Delek US Holdings Inc.	566,655	11,951
	Crosstex Energy Inc.	570,814	11,924
*	Forest Oil Corp.	1,709,219	10,426
	Comstock Resources Inc.	637,142	10,137
	CVR Energy Inc.	258,667	9,964
*	Goodrich Petroleum Corp.	402,311	9,772
*	Parker Drilling Co.	1,616,757	9,216
	W&T Offshore Inc.	519,687	9,209
*	ION Geophysical Corp.	1,737,024	9,033
*	Triangle Petroleum Corp.	874,544	8,588
*	Resolute Energy Corp.	977,133	8,169
*	Athlon Energy Inc.	238,840	7,810
*	Tesco Corp.	447,970	7,423
*	Basic Energy Services Inc.	572,106	7,231
	Contango Oil & Gas Co.	190,396	6,997
*	Matrix Service Co.	354,007	6,946
*	Swift Energy Co.	588,332	6,719
*	PHI Inc.	171,116	6,453
*	Pioneer Energy Services Corp.	845,541	6,350
*	Solazyme Inc.	543,947	5,858
*	Renewable Energy Group Inc.	363,757	5,511
	Green Plains Renewable Energy Inc.	342,754	5,501
*	Emerald Oil Inc.	717,331	5,158
*	Willbros Group Inc.	561,312	5,153
*	Penn Virginia Corp.	761,850	5,066
*	Clayton Williams Energy Inc.	83,896	4,402
*	Natural Gas Services Group Inc.	163,449	4,384
	Gulf Island Fabrication Inc.	175,081	4,291
*	Vaalco Energy Inc.	768,970	4,291
*	Vantage Drilling Co.	2,469,038	4,271
*	Dawson Geophysical Co.	109,392	3,552
*	REX American Resources Corp.	107,907	3,317
*	Callon Petroleum Co.	586,084	3,206
*	Quicksilver Resources Inc.	1,625,690	3,203
	Alon USA Energy Inc.	312,870	3,194
*	PetroQuest Energy Inc.	786,176	3,153
*	Gastar Exploration Ltd.	787,274	3,110
*	Endeavour International Corp.	561,914	3,006
*	TherapeuticsMD Inc.	1,007,826	2,953
*,^ Miller Energy Resources Inc.		404,680	2,938
	Panhandle Oil and Gas Inc. Class A	103,237	2,920
*,^ Harvest Natural Resources Inc.		542,099	2,900
	Bolt Technology Corp.	159,407	2,877
*	Warren Resources Inc.	978,379	2,867
*	Abraxas Petroleum Corp.	1,099,156	2,825
*,^ FuelCell Energy Inc.		2,084,167	2,689
*	Jones Energy Inc.	163,612	2,685
*,^ Cal Dive International Inc.		1,289,316	2,643
*	Mitcham Industries Inc.	165,036	2,523
*	BPZ Resources Inc.	1,292,236	2,520
*,^ FX Energy Inc.		698,652	2,403

*	Arabian American Development Co.	253,398	2,306
*	Midstates Petroleum Co. Inc.	446,852	2,292
*,^ Evolution Petroleum Corp.		199,069	2,242
	TGC Industries Inc.	208,507	1,645
*	Edgen Group Inc.	214,587	1,631
*	Isramco Inc.	12,720	1,577
	Adams Resources & Energy Inc.	25,890	1,437
*	Crimson Exploration Inc.	463,286	1,394
*,^ Hyperdynamics Corp.		290,902	1,286
*,^ Enphase Energy Inc.		156,802	1,276
*,^ Amyris Inc.		523,198	1,209
*,^ KiOR Inc.		404,308	1,140
*	STR Holdings Inc.	375,064	836
*	CAMAC Energy Inc.	1,014,640	812
*	Global Geophysical Services Inc.	292,618	793
*	Forbes Energy Services Ltd.	167,990	783
*	Verenium Corp.	176,670	701
*	US Energy Corp. Wyoming	321,367	678
*,^ Real Goods Solar Inc. Class A		241,723	677
*	Double Eagle Petroleum Co.	215,701	647
*	Syntroleum Corp.	125,828	580
*,^ ZaZa Energy Corp.		496,916	571
*,^ Gevo Inc.		273,926	526
*	Saratoga Resources Inc.	197,163	469
*,^ Zion Oil & Gas Inc.		234,799	399
*,^ Ascent Solar Technologies Inc.		320,367	282
*	Barnwell Industries Inc.	69,987	241
*,^ Pacific Ethanol Inc.		63,383	222
*	PrimeEnergy Corp.	3,540	173
*	Ocean Power Technologies Inc.	79,149	135
*	PostRock Energy Corp.	96,588	125
*	GreenHunter Resources Inc.	89,492	101
*	Magellan Petroleum Corp.	96,933	100
*,^ Lucas Energy Inc.		72,575	90
*	Royale Energy Inc.	29,013	79
*	Houston American Energy Corp.	221,330	64
*	Kinder Morgan Management LLC	728	55
*	PHI Inc.	900	33
*	FieldPoint Petroleum Corp.	6,280	28
*	MagneGas Corp.	18,100	12
*,^ BioFuel Energy Corp.		3,000	11
*	Mexco Energy Corp.	600	4
*	Recovery Energy Inc.	1,500	3
*	Pyramid Oil Co.	600	2
*	Earthstone Energy Inc.	100	2
*	Magnum Hunter Resources Corp. Warrants Exp. 10/14/2013	133,664	1
*	Tengasco Inc.	300	—
			25,734,662

Other (0.0%)
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	216,285	206
*	Adolor Corp. Rights Exp. 07/01/2019	592,629	308
*	Southern Community Financial Corp	197,337	43
*	Omthera Pharmaceuticals Inc. CVR	121,311	73
^,* Cubist Pharmaceuticals, Inc. CVR		511,822	67
			696

Technology (14.7%)
	Apple Inc.	13,222,902	6,304,019
	Microsoft Corp.	109,116,097	3,634,657
*	Google Inc. Class A	3,987,088	3,492,330
	International Business Machines Corp.	15,943,662	2,952,447
	Cisco Systems Inc.	77,785,234	1,821,730
	QUALCOMM Inc.	24,965,079	1,681,648
	Oracle Corp.	50,545,826	1,676,605
	Intel Corp.	72,511,578	1,661,965
*	Facebook Inc. Class A	25,124,586	1,262,259
	EMC Corp.	30,278,536	773,919
	Texas Instruments Inc.	16,088,891	647,900
	Hewlett-Packard Co.	28,064,853	588,801
*	Yahoo! Inc.	13,359,815	443,011
*	Salesforce.com Inc.	7,804,072	405,109
*	Adobe Systems Inc.	6,943,369	360,639
*	Cognizant Technology Solutions Corp. Class A	4,381,984	359,849
	Corning Inc.	21,381,566	311,957
	Applied Materials Inc.	17,502,953	307,002
	Dell Inc.	21,747,988	299,470
	Intuit Inc.	4,101,539	271,973
*	Micron Technology Inc.	15,108,869	263,952
	Symantec Corp.	10,175,467	251,843
*	Cerner Corp.	4,492,988	236,107
	Analog Devices Inc.	4,520,261	212,678
	NetApp Inc.	4,948,033	210,885
	Motorola Solutions Inc.	3,544,543	210,475
	SanDisk Corp.	3,526,606	209,868
	Broadcom Corp. Class A	7,696,389	200,183
	Western Digital Corp.	3,098,462	196,442
	Seagate Technology plc	4,420,655	193,359
*	Citrix Systems Inc.	2,724,578	192,382
	Xilinx Inc.	3,866,353	181,177
	Altera Corp.	4,642,416	172,512
	KLA-Tencor Corp.	2,410,544	146,682
*	Juniper Networks Inc.	7,001,118	139,042
*	Catamaran Corp.	2,997,200	137,721
	CA Inc.	4,633,135	137,465
*	Autodesk Inc.	3,260,765	134,246
	Linear Technology Corp.	3,384,017	134,210
*	Equinix Inc.	718,566	131,965
	Avago Technologies Ltd. Class A	3,047,120	131,392
*	Teradata Corp.	2,367,052	131,229
*	Akamai Technologies Inc.	2,460,222	127,193
*	Red Hat Inc.	2,746,232	126,711
	Maxim Integrated Products Inc.	4,222,414	125,828
	NVIDIA Corp.	7,989,349	124,314
*	Lam Research Corp.	2,372,267	121,436
*	ANSYS Inc.	1,352,043	116,979

	Computer Sciences Corp.	2,175,118	112,541
*	VeriSign Inc.	2,186,492	111,271
	Microchip Technology Inc.	2,715,721	109,416
*	Cree Inc.	1,743,997	104,971
*	VMware Inc. Class A	1,222,317	98,885
*	F5 Networks Inc.	1,140,580	97,816
*	NCR Corp.	2,410,278	95,471
	Harris Corp.	1,594,803	94,572
*	ServiceNow Inc.	1,687,777	87,680
*	Rackspace Hosting Inc.	1,613,571	85,132
*	Synopsys Inc.	2,244,984	84,636
*	Nuance Communications Inc.	4,280,091	80,016
*	Workday Inc. Class A	959,316	77,637
*	Gartner Inc.	1,289,352	77,361
^	Garmin Ltd.	1,700,985	76,868
*,^ 3D Systems Corp.		1,369,565	73,943
*	Concur Technologies Inc.	651,135	71,950
*	Skyworks Solutions Inc.	2,772,116	68,859
	IAC/InterActiveCorp	1,199,149	65,557
	Marvell Technology Group Ltd.	5,698,944	65,538
*	Splunk Inc.	1,055,148	63,351
	LSI Corp.	7,966,227	62,296
*	Informatica Corp.	1,568,005	61,105
*	TIBCO Software Inc.	2,258,274	57,789
*	MICROS Systems Inc.	1,137,581	56,811
*	CommVault Systems Inc.	644,022	56,564
	Leidos Holdings Inc.	1,241,956	56,534
*	Ultimate Software Group Inc.	379,531	55,943
*	Cadence Design Systems Inc.	4,122,742	55,657
*	athenahealth Inc.	506,368	54,971
^	Pitney Bowes Inc.	2,913,904	53,004
	Solera Holdings Inc.	998,691	52,801
*	Brocade Communications Systems Inc.	6,423,772	51,711
*	Ingram Micro Inc.	2,206,605	50,862
*	JDS Uniphase Corp.	3,426,714	50,407
*	PTC Inc.	1,735,337	49,336
*	ON Semiconductor Corp.	6,518,899	47,588
*	Aspen Technology Inc.	1,358,813	46,947
*	NetSuite Inc.	428,074	46,206
*	Teradyne Inc.	2,758,863	45,576
*	Atmel Corp.	5,916,514	44,019
*	SS&C Technologies Holdings Inc.	1,006,337	38,341
	Mentor Graphics Corp.	1,634,278	38,193
*	Fortinet Inc.	1,870,125	37,889
*	ViaSat Inc.	594,008	37,868
*	Tyler Technologies Inc.	431,219	37,719
*	Qlik Technologies Inc.	1,096,845	37,556
*	Ciena Corp.	1,497,167	37,399
	AOL Inc.	1,062,467	36,740
*	Allscripts Healthcare Solutions Inc.	2,436,068	36,224
*	VeriFone Systems Inc.	1,583,665	36,203
*	Medidata Solutions Inc.	364,406	36,051
*	Guidewire Software Inc.	750,058	35,335
	DST Systems Inc.	462,769	34,897
	Compuware Corp.	3,025,387	33,884
*,^ Advanced Micro Devices Inc.		8,867,662	33,697
*	Sourcefire Inc.	434,367	32,977

* Riverbed Technology Inc.	2,244,369	32,745
* Microsemi Corp.	1,339,373	32,480
* SolarWinds Inc.	924,699	32,420
Diebold Inc.	1,080,555	31,725
Lexmark International Inc. Class A	952,135	31,420
* ACI Worldwide Inc.	576,593	31,171
j2 Global Inc.	628,714	31,134
* Finisar Corp.	1,313,355	29,721
* Semtech Corp.	985,495	29,555
* Cavium Inc.	710,963	29,292
* Rovi Corp.	1,522,699	29,190
Plantronics Inc.	628,083	28,923
* Cornerstone OnDemand Inc.	554,914	28,545
Fair Isaac Corp.	513,575	28,390
* Verint Systems Inc.	763,189	28,284
* ARRIS Group Inc.	1,605,478	27,389
* SunEdison Inc.	3,417,036	27,234
* Tech Data Corp.	544,956	27,199
* Polycom Inc.	2,479,343	27,074
* Dealertrack Technologies Inc.	630,336	27,004
* Manhattan Associates Inc.	281,889	26,906
* Aruba Networks Inc.	1,609,742	26,786
* Hittite Microwave Corp.	402,696	26,316
* EchoStar Corp. Class A	596,377	26,205
* Palo Alto Networks Inc.	567,675	26,011
Blackbaud Inc.	659,070	25,730
* Fairchild Semiconductor International Inc. Class A	1,845,870	25,639
* Sapient Corp.	1,608,640	25,047
* International Rectifier Corp.	1,006,317	24,926
* Silicon Laboratories Inc.	559,732	23,906
* Science Applications International Corp.	708,081	23,898
* CACI International Inc. Class A	333,246	23,031
* SYNNEX Corp.	373,715	22,965
InterDigital Inc.	602,744	22,500
ADTRAN Inc.	842,053	22,432
* RF Micro Devices Inc.	3,953,973	22,300
Power Integrations Inc.	401,389	21,735
Advent Software Inc.	674,094	21,402
* Web.com Group Inc.	655,820	21,209
* Cirrus Logic Inc.	932,517	21,149
* Infoblox Inc.	504,499	21,098
* MedAssets Inc.	829,713	21,091
* Electronics For Imaging Inc.	662,109	20,976
* Synaptics Inc.	473,151	20,951
Intersil Corp. Class A	1,828,159	20,530
* Entegris Inc.	1,992,859	20,228
MKS Instruments Inc.	755,875	20,099
Cogent Communications Group Inc.	622,810	20,086
NIC Inc.	856,447	19,792
* Progress Software Corp.	752,661	19,479
* PMC - Sierra Inc.	2,934,825	19,429
* Integrated Device Technology Inc.	2,038,778	19,205
Syntel Inc.	239,660	19,197
* TriQuint Semiconductor Inc.	2,336,325	18,994
* FleetMatics Group plc	491,567	18,458
Cypress Semiconductor Corp.	1,974,255	18,440
* Infinera Corp.	1,619,776	18,320

*	NETGEAR Inc.	558,392	17,232
*	RealPage Inc.	726,478	16,825
*,^ Fusion-io Inc.		1,226,723	16,426
*	Synchronoss Technologies Inc.	424,048	16,139
*	Unisys Corp.	628,511	15,832
*	Freescale Semiconductor Ltd.	933,366	15,541
*,^ InvenSense Inc.		876,779	15,449
*	Demandware Inc.	327,590	15,177
*	Bottomline Technologies de Inc.	538,589	15,016
	Monotype Imaging Holdings Inc.	513,540	14,718
	Tessera Technologies Inc.	750,120	14,515
*	Interactive Intelligence Group Inc.	226,219	14,363
	Monolithic Power Systems Inc.	473,834	14,348
*	SPS Commerce Inc.	213,410	14,281
*	QLogic Corp.	1,292,241	14,137
*	Rambus Inc.	1,492,816	14,032
	Quality Systems Inc.	641,003	13,929
*	Ixia	870,107	13,635
*	ScanSource Inc.	392,553	13,582
*	Sonus Networks Inc.	3,991,295	13,491
*	MicroStrategy Inc. Class A	129,017	13,387
*	BroadSoft Inc.	359,750	12,962
*	Cray Inc.	534,150	12,857
*	Applied Micro Circuits Corp.	994,586	12,830
*	Dycom Industries Inc.	457,488	12,805
*	Netscout Systems Inc.	498,899	12,757
*	EPAM Systems Inc.	367,872	12,692
*	iGATE Corp.	451,476	12,533
*	Diodes Inc.	511,031	12,520
*	Insight Enterprises Inc.	655,408	12,400
*	Blucora Inc.	538,332	12,371
*	Cabot Microelectronics Corp.	319,626	12,312
*	Harmonic Inc.	1,599,675	12,302
*	Ruckus Wireless Inc.	729,687	12,281
*	OmniVision Technologies Inc.	798,599	12,227
*	Kulicke & Soffa Industries Inc.	1,057,379	12,213
	Loral Space & Communications Inc.	179,537	12,160
*	Tangoe Inc.	503,708	12,018
*,^ VirnetX Holding Corp.		580,792	11,848
*	ATMI Inc.	441,649	11,713
	CSG Systems International Inc.	463,742	11,617
*	Ellie Mae Inc.	361,467	11,571
*	PROS Holdings Inc.	332,829	11,379
*	Ultratech Inc.	375,505	11,378
	Tellabs Inc.	4,859,311	11,031
*	LogMeIn Inc.	331,502	10,293
*	Shutterstock Inc.	140,591	10,224
*	Proofpoint Inc.	315,584	10,137
	United Online Inc.	1,266,402	10,106
*	Comverse Inc.	310,848	9,932
*	Tableau Software Inc. Class A	137,163	9,771
	Pegasystems Inc.	243,267	9,684
*	Virtusa Corp.	331,390	9,630
*	Emulex Corp.	1,237,530	9,603
*	Envestnet Inc.	305,506	9,471
*	Advanced Energy Industries Inc.	522,675	9,157
*	Responsys Inc.	538,048	8,878

*	Active Network Inc.	617,980	8,843
*	Digital River Inc.	486,572	8,695
*	Exar Corp.	643,656	8,631
*	CDW Corp.	375,109	8,564
	Computer Programs & Systems Inc.	144,976	8,481
	Brooks Automation Inc.	910,155	8,474
*	Spansion Inc. Class A	835,759	8,433
*	Volterra Semiconductor Corp.	358,703	8,250
*	Amkor Technology Inc.	1,900,731	8,154
*	Perficient Inc.	442,822	8,130
*	Accelrys Inc.	798,034	7,869
*	Silicon Graphics International Corp.	483,659	7,859
	Ubiquiti Networks Inc.	231,173	7,765
*	CalAmp Corp.	436,641	7,698
	Forrester Research Inc.	203,731	7,489
*	ICG Group Inc.	518,869	7,363
*	Lattice Semiconductor Corp.	1,623,937	7,243
*	PDF Solutions Inc.	336,256	7,145
*	IntraLinks Holdings Inc.	773,757	6,809
*	LivePerson Inc.	705,825	6,663
*	Photronics Inc.	840,282	6,579
	West Corp.	296,433	6,572
*	Calix Inc.	514,631	6,551
*	Extreme Networks Inc.	1,229,104	6,416
*	Premiere Global Services Inc.	642,567	6,400
*,^ Jive Software Inc.		500,217	6,253
	Micrel Inc.	682,886	6,221
	Comtech Telecommunications Corp.	255,720	6,219
*	Silicon Image Inc.	1,130,651	6,038
*	Super Micro Computer Inc.	442,321	5,989
*	Cvent Inc.	168,689	5,933
*	SciQuest Inc.	261,463	5,872
	Epiq Systems Inc.	441,597	5,838
^	Ebix Inc.	528,548	5,254
*	Ceva Inc.	304,396	5,251
*	Marketo Inc.	164,521	5,245
*	Rally Software Development Corp.	173,400	5,195
*	Entropic Communications Inc.	1,174,958	5,146
*	FormFactor Inc.	748,668	5,136
*	Vocera Communications Inc.	275,504	5,124
*	Rudolph Technologies Inc.	443,908	5,061
*	Immersion Corp.	381,266	5,029
*	Textura Corp.	116,218	5,007
*	Internap Network Services Corp.	705,333	4,902
*	Nanometrics Inc.	301,276	4,857
*	Actuate Corp.	657,654	4,834
*	support.com Inc.	881,047	4,802
*	RigNet Inc.	131,645	4,768
*	KEYW Holding Corp.	354,422	4,767
*	Oplink Communications Inc.	250,622	4,717
*	E2open Inc.	206,185	4,619
*	ShoreTel Inc.	759,871	4,590
*	Seachange International Inc.	399,006	4,577
*	Quantum Corp.	3,277,332	4,523
*	LTX-Credence Corp.	679,163	4,469
*	Qualys Inc.	205,244	4,390
*	Callidus Software Inc.	477,023	4,374

*	Greenway Medical Technologies	207,662	4,288
*	Mercury Systems Inc.	428,351	4,279
	Inteliquent Inc.	433,320	4,186
*	Integrated Silicon Solution Inc.	379,512	4,133
*,^ Procera Networks Inc.		264,044	4,090
*	Brightcove Inc.	360,502	4,056
*	Globecomm Systems Inc.	287,458	4,033
*	Zix Corp.	822,192	4,021
*	Datalink Corp.	286,145	3,869
*	Pendrell Corp.	1,978,140	3,838
*,^ Parkervision Inc.		1,131,787	3,791
*	PLX Technology Inc.	605,811	3,647
*	Kopin Corp.	901,309	3,632
	ePlus Inc.	69,755	3,605
*	VOXX International Corp. Class A	261,645	3,585
	Cohu Inc.	327,756	3,576
*	Rosetta Stone Inc.	216,027	3,506
*	Digi International Inc.	349,568	3,499
	Supertex Inc.	137,053	3,473
*	Agilysys Inc.	287,756	3,430
*	Inphi Corp.	252,749	3,394
*	VASCO Data Security International Inc.	425,707	3,359
	IXYS Corp.	345,502	3,334
	PC Connection Inc.	220,647	3,330
*	KVH Industries Inc.	238,592	3,293
^	Alliance Fiber Optic Products Inc.	160,672	3,289
	Computer Task Group Inc.	202,289	3,269
*	Axcelis Technologies Inc.	1,541,173	3,252
*,^ Millennial Media Inc.		445,875	3,152
*	ChannelAdvisor Corp.	85,230	3,122
*	CIBER Inc.	945,460	3,120
	American Software Inc.Class A	349,984	2,989
*,^ Vringo Inc.		998,614	2,876
*	MaxLinear Inc.	338,695	2,808
*	Symmetricom Inc.	570,931	2,752
*	Peregrine Semiconductor Corp.	295,740	2,653
	Hackett Group Inc.	371,640	2,650
	Preformed Line Products Co.	36,699	2,640
*	Ultra Clean Holdings Inc.	371,529	2,567
*	Vocus Inc.	273,272	2,544
*	Sigma Designs Inc.	448,113	2,505
	Transact Technologies Inc.	187,361	2,453
	Tessco Technologies Inc.	72,385	2,439
*	Merge Healthcare Inc.	927,832	2,422
*	Pericom Semiconductor Corp.	303,719	2,369
*	Exa Corp.	145,798	2,258
*	ANADIGICS Inc.	1,131,469	2,229
*	Vitesse Semiconductor Corp.	726,720	2,209
*	Westell Technologies Inc. Class A	654,403	2,192
*,^ Gogo Inc.		122,265	2,173
*	Aviat Networks Inc.	834,379	2,153
*	MoSys Inc.	564,406	2,100
*	Alpha & Omega Semiconductor Ltd.	248,035	2,086
*	eGain Corp.	136,238	2,056
*,^ Oclaro Inc.		1,154,350	2,043
	PC-Tel Inc.	229,547	2,031
*	Boingo Wireless Inc.	289,509	2,027

*	Carbonite Inc.	134,776	2,022
*	Unwired Planet Inc.	1,164,145	2,014
*	DSP Group Inc.	272,620	1,922
*	Qumu Corp.	152,829	1,897
	Digimarc Corp.	92,587	1,870
*,^ Mitek Systems Inc.		360,504	1,867
*	Numerex Corp. Class A	169,515	1,856
*	Imation Corp.	441,933	1,812
*	Guidance Software Inc.	199,393	1,809
*	NeoPhotonics Corp.	239,829	1,772
*	GSI Technology Inc.	248,745	1,749
	Systemax Inc.	188,321	1,746
*	Mattson Technology Inc.	725,691	1,734
*	Limelight Networks Inc.	869,610	1,678
*	TeleCommunication Systems Inc. Class A	675,338	1,661
*	iPass Inc.	799,631	1,599
*	Telenav Inc.	272,942	1,594
*	Clearfield Inc.	116,285	1,562
*	Mitel Networks Corp.	260,151	1,553
*	Mindspeed Technologies Inc.	506,757	1,541
*,^ FAB Universal Corp.		208,032	1,533
*	Dot Hill Systems Corp.	709,801	1,519
*,^ QuickLogic Corp.		562,035	1,478
*	Emcore Corp.	327,704	1,471
*	Gigamon Inc.	37,595	1,453
*	Premier Inc. Class A	45,541	1,444
*	Marin Software Inc.	110,500	1,387
	Acorn Energy Inc.	219,252	1,294
*,^ Model N Inc.		129,647	1,284
	Concurrent Computer Corp.	175,155	1,265
*	Key Tronic Corp.	121,410	1,249
*	ID Systems Inc.	199,990	1,232
	Aware Inc.	224,568	1,226
	Evolving Systems Inc.	127,521	1,225
*	Intermolecular Inc.	220,689	1,216
*,^ OCZ Technology Group Inc.		846,557	1,101
*	Hutchinson Technology Inc.	312,192	1,086
*	Datawatch Corp.	38,639	1,078
*	FireEye Inc.	25,890	1,075
*	Novatel Wireless Inc.	410,532	1,071
*	Dynamics Research Corp.	138,332	1,051
*	Audience Inc.	92,686	1,042
*	Benefitfocus Inc.	20,611	1,013
*	AXT Inc.	429,847	1,006
*	Radisys Corp.	310,738	997
*	Tremor Video Inc.	108,045	997
	QAD Inc. Class A	72,664	991
*,^ Cyan Inc.		94,885	954
*	Pixelworks Inc.	216,041	868
*	NetSol Technologies Inc.	86,477	867
*	Cascade Microtech Inc.	95,431	856
*	Icad Inc.	161,155	849
*	PAR Technology Corp.	170,216	841
*	Park City Group Inc.	96,112	839
*	Edgewater Technology Inc.	156,976	827
*	Innodata Inc.	294,376	762
*	Ikanos Communications Inc.	600,949	745

*	Zhone Technologies Inc.	230,316	726
*	Amtech Systems Inc.	92,310	674
	Communications Systems Inc.	58,054	657
*	Bsquare Corp.	230,553	634
*	Meru Networks Inc.	184,602	604
*	FalconStor Software Inc.	454,255	600
*,^ CVD Equipment Corp.		60,365	584
*	NCI Inc. Class A	101,589	572
*	Streamline Health Solutions Inc.	67,754	515
*	LRAD Corp.	319,915	464
*	Crexendo Inc.	151,996	464
*	Identive Group Inc.	626,086	438
*	GSE Systems Inc.	274,629	431
*	RingCentral Inc. Class A	22,596	407
*	Smith Micro Software Inc.	441,823	398
*,^ Wave Systems Corp. Class A		307,162	396
*	ClearOne Inc.	46,335	376
*	Synacor Inc.	142,428	367
*	Violin Memory Inc.	48,584	357
*	USA Technologies Inc.	207,014	333
*,^ Superconductor Technologies Inc.		162,129	263
*	Rocket Fuel Inc.	4,631	249
*	Relm Wireless Corp.	74,495	197
*	Analysts International Corp.	30,480	196
*	Lantronix Inc.	138,633	193
	QAD Inc. Class B	16,312	184
	RCM Technologies Inc.	28,020	169
*	Ambient Corp.	72,991	166
*	WidePoint Corp.	165,455	147
*	Authentidate Holding Corp.	165,325	147
*,^ MeetMe Inc.		79,366	144
*	Interphase Corp.	31,524	143
*	inTEST Corp.	33,500	133
*	xG Technology Inc.	21,945	108
*	Voltari Corp.	17,579	94
*	Selectica Inc.	16,769	93
*	Sonic Foundry Inc.	7,940	73
*	GigOptix Inc.	48,400	63
*	Intellicheck Mobilisa Inc.	98,702	56
*	Netlist Inc.	58,760	48
	Optical Cable Corp.	11,226	46
	Mastech Holdings Inc.	3,265	37
*	Cobra Electronics Corp.	13,809	37
*	Qualstar Corp.	21,008	29
*	Bridgeline Digital Inc.	25,101	28
*	Trio Tech International	7,920	25
*	SED International Holdings Inc.	10,094	21
*	Inuvo Inc.	16,055	19
*	BroadVision Inc.	1,900	18
*	Daegis Inc.	13,994	14
	Simulations Plus Inc.	2,100	10
*	Xplore Technologies Corp.	2,300	10
*	Overland Storage Inc.	9,257	9
*	ADDvantage Technologies Group Inc.	3,015	7
*	ChyronHego Corp.	4,400	7
	CSP Inc.	900	6
*	Peerless Systems Corp.	1,200	4

	Globalscape Inc.	2,600	4
*	UniTek Global Services Inc.	3,400	4
*	Data I/O Corp.	1,127	3
*	Crossroads Systems Inc.	3,700	3
*	Looksmart Ltd.	1,977	1
*	Cover-All Technologies Inc.	400	1
			40,145,623
Telecommunications (2.1%)
	AT&T Inc.	77,300,173	2,614,292
	Verizon Communications Inc.	41,651,707	1,943,469
*	Crown Castle International Corp.	4,258,411	310,992
	CenturyLink Inc.	8,829,713	277,076
*	SBA Communications Corp. Class A	1,858,080	149,501
*	Sprint Corp.	11,402,830	70,812
	Windstream Holdings Inc.	8,577,752	68,622
*	T-Mobile US Inc.	2,625,949	68,196
*	tw telecom inc Class A	2,179,854	65,101
*	Level 3 Communications Inc.	2,424,487	64,710
	Frontier Communications Corp.	14,437,774	60,205
	Telephone & Data Systems Inc.	1,316,685	38,908
*,^ NII Holdings Inc.		2,415,476	14,662
*	Leap Wireless International Inc.	791,485	12,497
*	8x8 Inc.	1,003,189	10,102
	Consolidated Communications Holdings Inc.	533,279	9,194
	United States Cellular Corp.	177,636	8,088
*	Cincinnati Bell Inc.	2,890,565	7,862
	Shenandoah Telecommunications Co.	324,561	7,822
*	Vonage Holdings Corp.	2,374,586	7,456
*	Intelsat SA	306,590	7,358
	EarthLink Inc.	1,484,167	7,347
	Atlantic Tele-Network Inc.	129,690	6,761
	Lumos Networks Corp.	290,264	6,290
*	inContact Inc.	704,195	5,824
*	Iridium Communications Inc.	799,043	5,497
	USA Mobility Inc.	297,765	4,216
	NTELOS Holdings Corp.	216,276	4,066
	IDT Corp. Class B	218,266	3,874
*	General Communication Inc. Class A	385,747	3,672
*,^ Fairpoint Communications Inc.		348,903	3,332
	HickoryTech Corp.	285,822	3,253
*	Hawaiian Telcom Holdco Inc.	102,830	2,735
*	Cbeyond Inc.	417,103	2,674
*	ORBCOMM Inc.	462,622	2,438
*,^ Towerstream Corp.		791,312	2,263
*	Alaska Communications Systems Group Inc.	641,232	1,648
	Alteva	91,123	708
*	Straight Path Communications Inc. Class B	105,773	556
*,^ Elephant Talk Communications Corp.		771,629	517
	Primus Telecommunications Group Inc.	135,569	460
*	NTS Inc.	154,050	245
*	Otelco Inc. Class A	1,621	12
*	Global Telecom & Technology Inc.	1,800	10
			5,885,323
Utilities (3.2%)
	Duke Energy Corp.	10,271,712	685,945
	Dominion Resources Inc.	8,427,545	526,553

	Southern Co.	12,719,489	523,789
	NextEra Energy Inc.	6,179,853	495,377
	Exelon Corp.	12,463,938	369,431
	Spectra Energy Corp.	9,740,138	333,405
	American Electric Power Co. Inc.	7,083,065	307,051
	Sempra Energy	3,375,886	288,976
	PPL Corp.	9,190,217	279,199
	PG&E Corp.	6,476,504	265,019
	Public Service Enterprise Group Inc.	7,357,250	242,274
	Consolidated Edison Inc.	4,258,439	234,810
	FirstEnergy Corp.	6,080,945	221,650
	Edison International	4,737,347	218,202
	Xcel Energy Inc.	7,234,778	199,752
	Northeast Utilities	4,577,215	188,810
	DTE Energy Co.	2,540,144	167,599
	Entergy Corp.	2,592,686	163,832
	ONEOK Inc.	2,998,732	159,892
	CenterPoint Energy Inc.	6,231,874	149,378
	NiSource Inc.	4,544,997	140,395
	Wisconsin Energy Corp.	3,313,016	133,780
	NRG Energy Inc.	4,695,321	128,323
	Ameren Corp.	3,527,317	122,892
	AES Corp.	9,204,863	122,333
*	Calpine Corp.	5,928,577	115,192
	American Water Works Co. Inc.	2,586,047	106,752
	CMS Energy Corp.	3,868,915	101,830
	Pinnacle West Capital Corp.	1,593,760	87,242
	SCANA Corp.	1,831,908	84,341
	NV Energy Inc.	3,407,363	80,448
	Alliant Energy Corp.	1,605,011	79,528
	National Fuel Gas Co.	1,154,431	79,379
	AGL Resources Inc.	1,722,367	79,281
	ITC Holdings Corp.	758,835	71,224
	Pepco Holdings Inc.	3,603,953	66,529
	Integrys Energy Group Inc.	1,155,953	64,606
	UGI Corp.	1,650,644	64,590
	Aqua America Inc.	2,563,075	63,385
	Questar Corp.	2,532,012	56,945
	Westar Energy Inc. Class A	1,833,161	56,186
	Atmos Energy Corp.	1,307,107	55,670
	TECO Energy Inc.	3,155,121	52,186
	Great Plains Energy Inc.	2,224,488	49,384
	Vectren Corp.	1,192,050	39,755
	Cleco Corp.	868,458	38,942
	Piedmont Natural Gas Co. Inc.	1,087,758	35,765
	Hawaiian Electric Industries Inc.	1,423,912	35,740
	IDACORP Inc.	725,132	35,096
	Southwest Gas Corp.	664,521	33,226
	Black Hills Corp.	639,630	31,892
	WGL Holdings Inc.	746,296	31,874
	Portland General Electric Co.	1,118,743	31,582
	UIL Holdings Corp.	809,845	30,110
	ALLETE Inc.	571,106	27,584
	UNS Energy Corp.	587,272	27,379
	South Jersey Industries Inc.	458,195	26,841
	New Jersey Resources Corp.	605,384	26,667
*,^ Dynegy Inc.		1,376,267	26,589

	PNM Resources Inc.			1,153,635	26,107
	NorthWestern Corp.			546,909	24,567
	Avista Corp.			858,308	22,659
	Laclede Group Inc.			433,197	19,494
	El Paso Electric Co.			579,925	19,370
	MGE Energy Inc.			326,884	17,832
	Northwest Natural Gas Co.			384,796	16,154
	American States Water Co.			546,275	15,055
	California Water Service Group			666,707	13,547
	Empire District Electric Co.			599,850	12,993
^	Atlantic Power Corp.			1,671,806	7,205
	Chesapeake Utilities Corp.			131,638	6,910
	SJW Corp.			240,009	6,725
	Ormat Technologies Inc.			250,035	6,693
	Unitil Corp.			178,877	5,236
	Connecticut Water Service Inc.			158,049	5,083
	Middlesex Water Co.			236,947	5,068
	York Water Co.			169,828	3,408
	Artesian Resources Corp. Class A			102,984	2,291
*	Genie Energy Ltd. Class B			218,180	2,138
	Delta Natural Gas Co. Inc.			75,677	1,672
	Gas Natural Inc.			122,692	1,251
*	Cadiz Inc.			179,752	919
*	Pure Cycle Corp.			151,519	700
*	US Geothermal Inc.			485,538	214
*,^ EuroSite Power Inc.				15,009	7
					8,805,705
Total Common Stocks (Cost $196,633,856)					272,163,310
		Coupon
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund		0.112%		2,041,857,031	2,041,857

			Maturity
			Date
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes		0.060%	3/19/14	2,000	1,998
6	Federal Home Loan Bank Discount Notes	0.095%	10/4/13	3,000	3,000
6	Federal Home Loan Bank Discount Notes	0.110%	11/8/13	500	500
[5,6] Federal Home Loan Bank Discount Notes		0.100%	11/13/13	25,000	24,997
[5,6] Federal Home Loan Bank Discount Notes		0.070%	3/12/14	14,800	14,789
[4,5] Freddie Mac Discount Notes		0.095%	11/18/13	10,000	9,999
[4,5] Freddie Mac Discount Notes		0.085%	3/3/14	2,000	1,998
5	United States Treasury Note/Bond	1.750%	3/31/14	2,000	2,017
					59,298
Total Temporary Cash Investments (Cost $2,101,164)					2,101,155
Total Investments (100.5%) (Cost $198,735,020)					274,264,465
Other Assets and Liabilities-Net (-0.5%)[3]					(1,340,339)
Net Assets (100%)					272,924,126
	Securities with a market value of less than $500 are displayed with a dash.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $730,321,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $779,325,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $38,402,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	272,162,505	108	697
Temporary Cash Investments	2,041,857	59,298	—
Future Contracts—Assets[1]	1,912	—	—
Future Contracts—Liabilities[1]	(7,343)	—	—
Swap Contracts— Liabilities	—	(3,092)	—
Total	274,198,931	56,314	697
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity,

Total Stock Market Index Fund

and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2013	1,075	449,968	(5,583)
E-mini Russell 2000 Index	December 2013	957	102,534	1,229
E-mini S&P 500 Index	December 2013	465	38,927	(281)
E-mini S&P Midcap 400 Index	December 2013	240	29,774	(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into an equity swap contract to earn the total return on a selected reference stock in the fund’s target index. Under the terms of the swap, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund, or that

Total Stock Market Index Fund

the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of pre-qualified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

					Unrealized
			Notional	Floating Interest	Appreciation
	Termination		Amount	Rate Received	(Depreciation)
Reference Entity	Date	Counterparty[1]	($000)	(Paid)	($000)
SLM Corp	1/25/14	GSI	157,381	(0.531%)	(3,092)
1 GSI—Goldman Sachs International.

At September 30, 2012, the counterparty had deposited in segregated accounts securities with a value sufficient to cover substantially all amounts due to the fund in connection with open swap contracts.

E. At September 30, 2013, the cost of investment securities for tax purposes was $198,736,123,000. Net unrealized appreciation of investment securities for tax purposes was $75,528,342,000, consisting of unrealized gains of $84,012,083,000 on securities that had risen in value since their purchase and $8,483,741,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Value Index Fund

Schedule of Investments
As of September 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (3.9%)
EI du Pont de Nemours & Co.	2,740,889	160,506
Dow Chemical Co.	3,592,015	137,933
Freeport-McMoRan Copper & Gold Inc.	3,080,547	101,904
LyondellBasell Industries NV Class A	1,346,646	98,615
PPG Industries Inc.	402,991	67,324
Air Products & Chemicals Inc.	622,311	66,320
International Paper Co.	1,323,722	59,303
Nucor Corp.	944,497	46,299
Newmont Mining Corp.	1,462,838	41,106
Mosaic Co.	838,144	36,057
CF Industries Holdings Inc.	170,038	35,849
Alcoa Inc.	3,174,853	25,780
Celanese Corp. Class A	473,710	25,007
Ashland Inc.	229,674	21,240
International Flavors & Fragrances Inc.	242,230	19,936
Reliance Steel & Aluminum Co.	217,258	15,918
Peabody Energy Corp.	800,174	13,803
Avery Dennison Corp.	290,615	12,648
Huntsman Corp.	572,479	11,799
		997,347
Consumer Goods (10.7%)
Procter & Gamble Co.	8,127,016	614,321
PepsiCo Inc.	4,577,384	363,902
Altria Group Inc.	5,949,254	204,357
Ford Motor Co.	11,482,857	193,716
Mondelez International Inc. Class A	5,285,205	166,061
Kimberly-Clark Corp.	1,136,978	107,126
Kraft Foods Group Inc.	1,767,727	92,700
General Mills Inc.	1,904,941	91,285
* General Motors Co.	2,465,026	88,667
Johnson Controls Inc.	2,030,667	84,273
Archer-Daniels-Midland Co.	1,956,621	72,082
Delphi Automotive plc	920,807	53,793
Kellogg Co.	860,646	50,546
Reynolds American Inc.	968,943	47,265
ConAgra Foods Inc.	1,252,819	38,010
Genuine Parts Co.	436,709	35,325
Whirlpool Corp.	235,337	34,463
Clorox Co.	387,201	31,642
Bunge Ltd.	415,228	31,520
Beam Inc.	480,694	31,077
Coca-Cola Enterprises Inc.	753,948	30,316
Dr Pepper Snapple Group Inc.	604,323	27,086
Avon Products Inc.	1,287,276	26,518
* TRW Automotive Holdings Corp.	347,566	24,785
Tyson Foods Inc. Class A	837,667	23,689
Newell Rubbermaid Inc.	854,030	23,486
Campbell Soup Co.	557,544	22,698

	Activision Blizzard Inc.	1,327,194	22,124
	Molson Coors Brewing Co. Class B	423,673	21,239
	Lear Corp.	239,136	17,115
	Lennar Corp. Class A	482,973	17,097
	Energizer Holdings Inc.	184,709	16,836
	Hasbro Inc.	346,835	16,350
*	Constellation Brands Inc. Class A	232,393	13,339
	DR Horton Inc.	431,397	8,382
	Lennar Corp. Class B	1,231	35
			2,743,226
Consumer Services (7.6%)
	Wal-Mart Stores Inc.	4,831,158	357,312
	CVS Caremark Corp.	3,645,920	206,906
	Time Warner Inc.	2,594,104	170,718
	Lowe's Cos. Inc.	3,121,797	148,629
	Walgreen Co.	2,524,424	135,814
	Target Corp.	1,873,251	119,851
	McKesson Corp.	678,596	87,064
	Delta Air Lines Inc.	2,546,588	60,074
	Kroger Co.	1,461,370	58,952
	Sysco Corp.	1,761,624	56,072
	Cardinal Health Inc.	1,007,593	52,546
	Omnicom Group Inc.	774,595	49,140
	Macy's Inc.	1,116,766	48,322
	Carnival Corp.	1,404,741	45,851
	AmerisourceBergen Corp. Class A	685,455	41,881
*	United Continental Holdings Inc.	1,056,504	32,445
	Southwest Airlines Co.	2,096,233	30,521
	Best Buy Co. Inc.	807,031	30,264
	Kohl's Corp.	580,264	30,029
	Staples Inc.	1,960,237	28,717
	Safeway Inc.	715,205	22,879
	Interpublic Group of Cos. Inc.	1,253,119	21,529
*	Liberty Media Corp. Class A	131,466	19,345
	Darden Restaurants Inc.	386,939	17,911
	Royal Caribbean Cruises Ltd.	390,773	14,959
	International Game Technology	773,384	14,640
*	Hertz Global Holdings Inc.	596,331	13,215
	Dun & Bradstreet Corp.	115,165	11,960
	H&R Block Inc.	406,290	10,832
*,^ Sears Holdings Corp.		125,953	7,512
*	JC Penney Co. Inc.	428,879	3,783
			1,949,673
Financials (22.7%)
	Wells Fargo & Co.	15,759,577	651,186
*	Berkshire Hathaway Inc. Class B	5,400,350	612,994
	JPMorgan Chase & Co.	11,171,592	577,460
	Bank of America Corp.	31,886,019	440,027
	Citigroup Inc.	8,574,582	415,953
	American International Group Inc.	4,381,966	213,095
	US Bancorp	5,459,126	199,695
	Goldman Sachs Group Inc.	1,199,684	189,802
	MetLife Inc.	2,605,130	122,311
	Capital One Financial Corp.	1,737,354	119,426
	PNC Financial Services Group Inc.	1,577,656	114,301
	Morgan Stanley	4,069,220	109,665

Prudential Financial Inc.	1,374,287	107,167
Bank of New York Mellon Corp.	3,414,742	103,091
Travelers Cos. Inc.	1,108,588	93,975
Aflac Inc.	1,380,470	85,575
ACE Ltd.	908,618	85,010
State Street Corp.	1,257,551	82,684
Discover Financial Services	1,435,991	72,575
BB&T Corp.	2,089,205	70,511
CME Group Inc.	942,643	69,642
Allstate Corp.	1,375,646	69,539
Aon plc	912,645	67,937
Chubb Corp.	758,466	67,701
Ameriprise Financial Inc.	587,343	53,495
SunTrust Banks Inc.	1,595,555	51,728
Fifth Third Bancorp	2,527,410	45,594
Progressive Corp.	1,606,087	43,734
Loews Corp.	919,784	42,991
Hartford Financial Services Group Inc.	1,350,678	42,033
M&T Bank Corp.	347,470	38,889
Regions Financial Corp.	4,143,166	38,366
Principal Financial Group Inc.	873,759	37,414
Northern Trust Corp.	641,570	34,895
Lincoln National Corp.	785,095	32,966
Annaly Capital Management Inc.	2,811,792	32,561
SLM Corp.	1,294,776	32,240
KeyCorp	2,705,199	30,839
Western Union Co.	1,638,318	30,571
NYSE Euronext	721,939	30,307
* CIT Group Inc.	596,899	29,111
American Capital Agency Corp.	1,176,070	26,544
XL Group plc Class A	849,496	26,181
Unum Group	782,496	23,819
Cincinnati Financial Corp.	460,849	21,734
Comerica Inc.	548,103	21,546
* Markel Corp.	39,417	20,409
Willis Group Holdings plc	470,539	20,388
* Arch Capital Group Ltd.	376,399	20,374
Huntington Bancshares Inc.	2,458,634	20,308
Torchmark Corp.	271,899	19,672
TD Ameritrade Holding Corp.	734,302	19,224
New York Community Bancorp Inc.	1,241,947	18,766
First Republic Bank	388,267	18,105
Everest Re Group Ltd.	115,454	16,788
Zions Bancorporation	547,198	15,004
Reinsurance Group of America Inc. Class A	210,326	14,090
PartnerRe Ltd.	152,481	13,958
WR Berkley Corp.	321,415	13,776
People's United Financial Inc.	953,320	13,709
Axis Capital Holdings Ltd.	305,360	13,225
Hudson City Bancorp Inc.	1,411,882	12,778
NASDAQ OMX Group Inc.	347,909	11,164
Legg Mason Inc.	329,053	11,004
* Alleghany Corp.	23,555	9,649
ING US Inc.	232,659	6,796
Assurant Inc.	111,015	6,006
* Berkshire Hathaway Inc. Class A	14	2,386
		5,826,459

Health Care (13.9%)
Johnson & Johnson	8,364,144	725,088
Pfizer Inc.	19,648,006	564,094
Merck & Co. Inc.	8,685,580	413,520
Bristol-Myers Squibb Co.	4,886,378	226,142
UnitedHealth Group Inc.	3,017,705	216,098
Medtronic Inc.	2,960,599	157,652
Abbott Laboratories	4,612,824	153,100
Eli Lilly & Co.	3,009,623	151,474
Baxter International Inc.	1,611,070	105,831
Thermo Fisher Scientific Inc.	1,070,121	98,612
Covidien plc	1,365,401	83,207
WellPoint Inc.	887,373	74,193
Aetna Inc.	1,104,451	70,707
Cigna Corp.	839,595	64,531
Becton Dickinson and Co.	576,502	57,662
* Boston Scientific Corp.	3,985,946	46,795
St. Jude Medical Inc.	852,494	45,728
Humana Inc.	464,479	43,350
* Mylan Inc.	1,133,298	43,258
Zimmer Holdings Inc.	503,278	41,339
* Life Technologies Corp.	512,501	38,350
HCA Holdings Inc.	796,443	34,048
Quest Diagnostics Inc.	450,908	27,862
* CareFusion Corp.	636,473	23,486
Universal Health Services Inc. Class B	269,396	20,202
* Hospira Inc.	491,956	19,294
* Hologic Inc.	803,293	16,588
Patterson Cos. Inc.	233,924	9,404
* Endo Health Solutions Inc.	169,604	7,707
HealthSouth Corp.	2,760	95
		3,579,417
Industrials (12.7%)
General Electric Co.	30,225,723	722,093
United Technologies Corp.	2,723,211	293,617
Honeywell International Inc.	2,329,486	193,441
Caterpillar Inc.	1,922,214	160,255
Emerson Electric Co.	2,120,779	137,214
Boeing Co.	1,119,716	131,567
Lockheed Martin Corp.	952,654	121,511
FedEx Corp.	891,396	101,717
Eaton Corp. plc	1,406,594	96,830
Illinois Tool Works Inc.	1,262,976	96,327
Deere & Co.	1,136,323	92,485
General Dynamics Corp.	986,596	86,347
CSX Corp.	3,024,028	77,838
Raytheon Co.	957,247	73,775
Norfolk Southern Corp.	925,962	71,623
Northrop Grumman Corp.	683,248	65,086
TE Connectivity Ltd.	1,227,450	63,557
Waste Management Inc.	1,321,841	54,513
Ingersoll-Rand plc	820,706	53,297
Parker Hannifin Corp.	442,846	48,146
Tyco International Ltd.	1,371,481	47,974
Dover Corp.	506,647	45,512
Xerox Corp.	3,475,522	35,763
Fluor Corp.	483,993	34,344

	Rockwell Collins Inc.	400,793	27,198
	Republic Services Inc. Class A	805,979	26,887
	L-3 Communications Holdings Inc.	252,561	23,867
*	Jacobs Engineering Group Inc.	370,281	21,543
	MeadWestvaco Corp.	527,256	20,236
	Vulcan Materials Co.	385,430	19,969
	Ball Corp.	430,718	19,331
*	Crown Holdings Inc.	418,089	17,677
	Avnet Inc.	406,705	16,964
	Manpowergroup Inc.	232,578	16,918
	AGCO Corp.	274,261	16,571
	Joy Global Inc.	315,217	16,089
	Xylem Inc.	550,057	15,363
	Timken Co.	253,338	15,302
	MDU Resources Group Inc.	531,937	14,878
*	Arrow Electronics Inc.	297,318	14,429
	KBR Inc.	438,888	14,325
	Jabil Circuit Inc.	540,889	11,726
	SPX Corp.	121,032	10,244
	Sealed Air Corp.	290,883	7,909
*	Owens-Illinois Inc.	242,943	7,293
*	Owens Corning	167,206	6,351
	Allison Transmission Holdings Inc.	82,465	2,066
			3,267,968
Oil & Gas (12.2%)
	Exxon Mobil Corp.	13,064,192	1,124,043
	Chevron Corp.	5,734,389	696,728
	ConocoPhillips	3,630,022	252,323
	Occidental Petroleum Corp.	2,391,639	223,714
	Phillips 66	1,813,662	104,866
	Apache Corp.	1,155,905	98,414
	Marathon Oil Corp.	2,106,456	73,473
	Hess Corp.	866,443	67,011
	Devon Energy Corp.	1,144,757	66,121
	Baker Hughes Inc.	1,315,069	64,570
	Marathon Petroleum Corp.	929,284	59,772
	Valero Energy Corp.	1,609,228	54,955
	Chesapeake Energy Corp.	1,777,864	46,011
	Murphy Oil Corp.	527,084	31,794
	HollyFrontier Corp.	593,284	24,983
	Cimarex Energy Co.	243,992	23,521
	OGE Energy Corp.	588,169	21,227
	Helmerich & Payne Inc.	300,358	20,710
*	Denbury Resources Inc.	1,105,770	20,357
	Tesoro Corp.	401,189	17,644
	Energen Corp.	214,205	16,363
	Nabors Industries Ltd.	831,262	13,350
	Diamond Offshore Drilling Inc.	206,148	12,847
			3,134,797
Technology (6.6%)
	Microsoft Corp.	22,251,206	741,188
	Cisco Systems Inc.	15,862,221	371,493
	Hewlett-Packard Co.	5,724,133	120,092
	Corning Inc.	4,334,762	63,244
	Dell Inc.	4,436,265	61,087
	Symantec Corp.	2,075,967	51,380

Western Digital Corp.	633,157	40,142
Seagate Technology plc	900,216	39,375
Applied Materials Inc.	1,785,223	31,313
CA Inc.	946,752	28,090
Computer Sciences Corp.	438,422	22,684
Motorola Solutions Inc.	355,096	21,086
Broadcom Corp. Class A	783,801	20,387
Harris Corp.	317,453	18,825
* Synopsys Inc.	458,558	17,288
Garmin Ltd.	347,064	15,684
Marvell Technology Group Ltd.	1,167,890	13,431
LSI Corp.	1,621,015	12,676
* ON Semiconductor Corp.	664,513	4,851
Leidos Holdings Inc.	552	25
* Science Applications International Corp.	157	5
		1,694,346
Telecommunications (4.0%)
AT&T Inc.	15,763,211	533,112
Verizon Communications Inc.	8,493,714	396,317
CenturyLink Inc.	1,782,922	55,948
* Sprint Corp.	2,331,238	14,477
^ Windstream Holdings Inc.	1,757,868	14,063
* T-Mobile US Inc.	538,826	13,993
Frontier Communications Corp.	2,964,611	12,362
		1,040,272
Utilities (5.6%)
Duke Energy Corp.	2,095,190	139,917
Dominion Resources Inc.	1,718,638	107,380
Southern Co.	2,593,857	106,815
NextEra Energy Inc.	1,260,533	101,044
Exelon Corp.	2,542,407	75,357
Spectra Energy Corp.	1,986,753	68,006
American Electric Power Co. Inc.	1,444,890	62,636
Sempra Energy	688,777	58,959
PPL Corp.	1,875,018	56,963
PG&E Corp.	1,321,360	54,070
Public Service Enterprise Group Inc.	1,501,537	49,446
Consolidated Edison Inc.	869,330	47,935
FirstEnergy Corp.	1,241,346	45,247
Edison International	967,102	44,545
Xcel Energy Inc.	1,476,924	40,778
Northeast Utilities	934,327	38,541
DTE Energy Co.	519,421	34,271
Entergy Corp.	529,208	33,441
CenterPoint Energy Inc.	1,272,329	30,498
NiSource Inc.	927,852	28,661
Wisconsin Energy Corp.	675,436	27,274
Ameren Corp.	719,166	25,056
AES Corp.	1,871,094	24,867
American Water Works Co. Inc.	527,412	21,772
CMS Energy Corp.	791,578	20,834
Pinnacle West Capital Corp.	326,765	17,887
SCANA Corp.	374,128	17,225
Alliant Energy Corp.	328,972	16,301
National Fuel Gas Co.	235,627	16,202
Pepco Holdings Inc.	738,740	13,637

Integrys Energy Group Inc.			236,387	13,212
TECO Energy Inc.			645,559	10,677
				1,449,454
Total Common Stocks (Cost $22,822,488)				25,682,959
	Coupon
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund	0.112%		47,166,092	47,166

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.060%	3/19/14	500	500
[4,5] Freddie Mac Discount Notes	0.110%	11/12/13	1,000	1,000
[4,5] Freddie Mac Discount Notes	0.063%	3/17/14	1,000	999
				2,499
Total Temporary Cash Investments (Cost $49,665)				49,665
Total Investments (100.1%) (Cost $22,872,153)				25,732,624
Other Assets and Liabilities-Net (-0.1%)[3]				(16,025)
Net Assets (100%)				25,716,599

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $9,439,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $10,042,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $2,499,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Value Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30,
2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	25,682,959	—	—
Temporary Cash Investments	47,166	2,499	—
Futures Contracts—Liabilities[1]	(287)	—	—
Total	25,729,838	2,499	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2013	475	39,765	(1,020)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Value Index Fund

D. At September 30, 2013, the cost of investment securities for tax purposes was $22,872,153,000. Net unrealized appreciation of investment securities for tax purposes was $2,860,471,000, consisting of unrealized gains of $3,702,769,000 on securities that had risen in value since their purchase and $842,298,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Index Fund

Schedule of Investments
As of September 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (1.7%)
Praxair Inc.	1,350,000	162,283
Ecolab Inc.	1,239,918	122,454
Eastman Chemical Co.	706,216	55,014
Sigma-Aldrich Corp.	550,520	46,959
FMC Corp.	624,701	44,804
CONSOL Energy Inc.	1,047,807	35,259
Airgas Inc.	303,037	32,137
* WR Grace & Co.	333,339	29,134
Albemarle Corp.	372,593	23,451
Westlake Chemical Corp.	45,863	4,800
		556,295
Consumer Goods (10.4%)
Coca-Cola Co.	18,269,249	692,039
Philip Morris International Inc.	7,040,658	609,651
Monsanto Co.	2,441,086	254,776
Colgate-Palmolive Co.	4,247,728	251,890
NIKE Inc. Class B	3,261,975	236,950
VF Corp.	402,589	80,135
Lorillard Inc.	1,712,080	76,667
Estee Lauder Cos. Inc. Class A	1,091,730	76,312
Coach Inc.	1,290,949	70,395
* Tesla Motors Inc.	361,374	69,897
Mead Johnson Nutrition Co.	926,702	68,817
Stanley Black & Decker Inc.	732,987	66,387
Mattel Inc.	1,577,688	66,042
Harley-Davidson Inc.	1,021,400	65,615
Hershey Co.	669,877	61,964
BorgWarner Inc.	524,142	53,143
JM Smucker Co.	457,488	48,054
Ralph Lauren Corp. Class A	277,604	45,730
PVH Corp.	371,322	44,072
* Green Mountain Coffee Roasters Inc.	552,156	41,594
* LKQ Corp.	1,305,475	41,592
Church & Dwight Co. Inc.	634,819	38,121
* Mohawk Industries Inc.	282,149	36,750
* Monster Beverage Corp.	689,849	36,045
* Lululemon Athletica Inc.	471,334	34,450
* Electronic Arts Inc.	1,333,747	34,077
McCormick & Co. Inc.	520,929	33,704
Brown-Forman Corp. Class B	473,946	32,290
PulteGroup Inc.	1,601,442	26,424
Hormel Foods Corp.	604,212	25,449
^ Herbalife Ltd.	353,580	24,669
* WABCO Holdings Inc.	286,834	24,169
* Fossil Group Inc.	206,738	24,031
* Constellation Brands Inc. Class A	358,834	20,597
Polaris Industries Inc.	149,710	19,339
* NVR Inc.	19,099	17,556

* Under Armour Inc. Class A	184,932	14,693
DR Horton Inc.	665,147	12,924
* Coty Inc. Class A	264,535	4,288
		3,481,298
Consumer Services (20.3%)
* Amazon.com Inc.	1,673,642	523,247
Home Depot Inc.	6,559,052	497,504
Walt Disney Co.	7,362,029	474,777
Comcast Corp. Class A	10,358,042	467,666
McDonald's Corp.	4,577,324	440,384
* eBay Inc.	5,334,820	297,630
Starbucks Corp.	3,268,516	251,578
* priceline.com Inc.	235,818	238,400
Twenty-First Century Fox Inc. Class A	7,073,501	236,962
Costco Wholesale Corp.	1,999,539	230,187
TJX Cos. Inc.	3,111,274	175,445
Viacom Inc. Class B	1,994,907	166,734
Time Warner Cable Inc.	1,308,555	146,035
Yum! Brands Inc.	2,043,154	145,861
CBS Corp. Class B	2,624,006	144,740
* DIRECTV	2,388,132	142,691
Las Vegas Sands Corp.	1,697,961	112,779
Whole Foods Market Inc.	1,705,704	99,784
* Dollar General Corp.	1,481,727	83,658
* Netflix Inc.	256,307	79,253
* Bed Bath & Beyond Inc.	947,227	73,277
Comcast Corp.	1,618,087	70,176
Ross Stores Inc.	951,239	69,250
L Brands Inc.	1,128,302	68,939
* AutoZone Inc.	154,503	65,313
Twenty-First Century Fox Inc. Class B	1,851,090	61,826
* Chipotle Mexican Grill Inc. Class A	141,344	60,594
* O'Reilly Automotive Inc.	472,153	60,242
Starwood Hotels & Resorts Worldwide Inc.	892,543	59,309
Wynn Resorts Ltd.	370,347	58,519
* Discovery Communications Inc. Class A	668,688	56,451
* Dollar Tree Inc.	970,051	55,448
* Liberty Interactive Corp. Class A	2,250,603	52,822
Gap Inc.	1,284,319	51,732
* CarMax Inc.	1,023,639	49,616
Sirius XM Radio Inc.	12,788,578	49,492
Tractor Supply Co.	639,280	42,940
DISH Network Corp. Class A	949,221	42,724
* Charter Communications Inc. Class A	301,911	40,686
* TripAdvisor Inc.	506,651	38,424
Tiffany & Co.	498,234	38,175
Marriott International Inc. Class A	902,778	37,971
Nielsen Holdings NV	1,036,654	37,786
Nordstrom Inc.	669,667	37,635
Wyndham Worldwide Corp.	609,111	37,138
PetSmart Inc.	476,092	36,307
* MGM Resorts International	1,681,522	34,370
* Ulta Salon Cosmetics & Fragrance Inc.	277,549	33,156
Family Dollar Stores Inc.	447,774	32,249
* Discovery Communications Inc.	393,666	30,753
* Liberty Media Corp. Class A	201,165	29,601
* IHS Inc. Class A	256,135	29,245

* News Corp. Class A	1,775,838	28,520
Scripps Networks Interactive Inc. Class A	357,682	27,939
Advance Auto Parts Inc.	333,718	27,592
Signet Jewelers Ltd.	368,941	26,435
Expedia Inc.	479,224	24,819
Williams-Sonoma Inc.	378,404	21,266
FactSet Research Systems Inc.	188,669	20,584
* Hertz Global Holdings Inc.	919,847	20,384
* Urban Outfitters Inc.	505,881	18,601
H&R Block Inc.	626,926	16,714
* AutoNation Inc.	305,101	15,917
* Groupon Inc.	910,943	10,212
Burger King Worldwide Inc.	482,240	9,413
* Hyatt Hotels Corp. Class A	201,835	8,671
* News Corp. Class B	463,152	7,610
* Norwegian Cruise Line Holdings Ltd.	233,509	7,204
* Sprouts Farmers Market Inc.	99,957	4,437
Viacom Inc. Class A	1,500	126
CBS Corp. Class A	1,384	77
* JC Penney Co. Inc.	923	8
* Liberty Global plc Class A	2	—
* Liberty Global plc	1	—
		6,794,010
Financials (11.7%)
Visa Inc. Class A	2,356,262	450,282
American Express Co.	4,940,023	373,071
Mastercard Inc. Class A	478,013	321,598
Simon Property Group Inc.	1,420,948	210,627
BlackRock Inc.	499,790	135,253
American Tower Corporation	1,808,604	134,072
Marsh & McLennan Cos. Inc.	2,516,584	109,597
Public Storage	669,400	107,472
Charles Schwab Corp.	5,000,955	105,720
Franklin Resources Inc.	1,890,481	95,564
Equity Residential	1,649,906	88,385
Prologis Inc.	2,283,082	85,890
HCP Inc.	2,087,048	85,465
McGraw Hill Financial Inc.	1,260,126	82,652
Ventas Inc.	1,342,625	82,571
Health Care REIT Inc.	1,310,380	81,742
T. Rowe Price Group Inc.	1,131,558	81,393
Weyerhaeuser Co.	2,666,118	76,331
Boston Properties Inc.	697,769	74,592
AvalonBay Communities Inc.	562,887	71,537
Moody's Corp.	1,009,202	70,977
Vornado Realty Trust	770,505	64,769
Invesco Ltd.	2,027,585	64,680
Host Hotels & Resorts Inc.	3,434,323	60,684
* IntercontinentalExchange Inc.	333,684	60,537
General Growth Properties Inc.	2,656,560	51,245
* Affiliated Managers Group Inc.	241,961	44,192
Leucadia National Corp.	1,418,286	38,634
SL Green Realty Corp.	421,382	37,436
Macerich Co.	640,032	36,123
Kimco Realty Corp.	1,783,076	35,982
Realty Income Corp.	898,761	35,726
Plum Creek Timber Co. Inc.	746,235	34,946

Equifax Inc.	555,696	33,258
Rayonier Inc.	577,815	32,155
Digital Realty Trust Inc.	588,396	31,244
Federal Realty Investment Trust	300,950	30,531
* CBRE Group Inc. Class A	1,290,914	29,859
* Realogy Holdings Corp.	668,621	28,764
UDR Inc.	1,148,870	27,228
Essex Property Trust Inc.	174,196	25,729
Cole Real Estate Investment Inc.	2,070,098	25,379
Raymond James Financial Inc.	576,639	24,029
Camden Property Trust	390,586	23,998
* MSCI Inc. Class A	554,217	22,313
SEI Investments Co.	710,850	21,972
Alexandria Real Estate Equities Inc.	327,023	20,880
Lazard Ltd. Class A	531,834	19,157
Jones Lang LaSalle Inc.	203,395	17,756
LPL Financial Holdings Inc.	384,651	14,736
* Ocwen Financial Corp.	264,181	14,733
		3,933,466
Health Care (9.8%)
* Gilead Sciences Inc.	7,008,646	440,423
Amgen Inc.	3,449,521	386,139
AbbVie Inc.	7,259,580	324,721
* Celgene Corp.	1,883,184	289,879
* Biogen Idec Inc.	1,088,290	262,017
* Express Scripts Holding Co.	3,728,180	230,327
Allergan Inc.	1,359,231	122,942
* Regeneron Pharmaceuticals Inc.	354,256	110,836
* Alexion Pharmaceuticals Inc.	895,420	104,012
* Actavis Inc.	667,649	96,141
Stryker Corp.	1,298,587	87,772
* Vertex Pharmaceuticals Inc.	1,067,184	80,914
Zoetis Inc.	2,289,439	71,247
* Intuitive Surgical Inc.	181,824	68,415
* DaVita HealthCare Partners Inc.	924,251	52,590
Perrigo Co.	409,863	50,569
* Forest Laboratories Inc.	1,106,178	47,333
* BioMarin Pharmaceutical Inc.	641,465	46,327
* Illumina Inc.	572,943	46,311
CR Bard Inc.	362,617	41,774
* Henry Schein Inc.	396,261	41,092
* Laboratory Corp. of America Holdings	412,714	40,916
* Waters Corp.	370,883	39,392
* Varian Medical Systems Inc.	493,211	36,858
* Edwards Lifesciences Corp.	514,338	35,813
^ ResMed Inc.	650,784	34,374
DENTSPLY International Inc.	651,844	28,297
* IDEXX Laboratories Inc.	240,702	23,986
* Onyx Pharmaceuticals Inc.	169,986	21,192
* Pharmacyclics Inc.	133,890	18,533
Warner Chilcott plc Class A	540,313	12,346
* Quintiles Transnational Holdings Inc.	118,009	5,296
		3,298,784
Industrials (11.8%)
3M Co.	3,129,549	373,699
Union Pacific Corp.	2,123,858	329,920

	United Parcel Service Inc. Class B	3,303,897	301,877
	Accenture plc Class A	2,952,705	217,437
	Boeing Co.	1,727,240	202,951
	Danaher Corp.	2,707,181	187,662
	Automatic Data Processing Inc.	2,210,755	160,014
	Precision Castparts Corp.	666,393	151,431
	Cummins Inc.	857,312	113,911
*	LinkedIn Corp. Class A	454,590	111,856
	PACCAR Inc.	1,620,804	90,214
	Agilent Technologies Inc.	1,515,100	77,649
	WW Grainger Inc.	286,395	74,952
	Sherwin-Williams Co.	399,648	72,808
	Rockwell Automation Inc.	634,908	67,897
	Fastenal Co.	1,223,407	61,476
	Paychex Inc.	1,506,309	61,216
	Roper Industries Inc.	454,078	60,333
*	Fiserv Inc.	595,912	60,217
	Pentair Ltd.	912,261	59,242
	Amphenol Corp. Class A	728,723	56,389
	Fidelity National Information Services Inc.	1,203,781	55,904
	Kansas City Southern	504,637	55,187
	AMETEK Inc.	1,118,221	51,461
*	Stericycle Inc.	393,486	45,408
*	Verisk Analytics Inc. Class A	692,341	44,975
*	Alliance Data Systems Corp.	212,138	44,861
	CH Robinson Worldwide Inc.	729,815	43,468
	Expeditors International of Washington Inc.	945,644	41,665
	Flowserve Corp.	644,123	40,187
	Pall Corp.	511,151	39,379
	ADT Corp.	916,051	37,247
	Textron Inc.	1,285,243	35,486
*	Trimble Navigation Ltd.	1,176,302	34,948
	Masco Corp.	1,635,451	34,802
	Rock Tenn Co. Class A	329,507	33,369
*	FleetCor Technologies Inc.	299,741	33,019
*	Mettler-Toledo International Inc.	137,202	32,941
	TransDigm Group Inc.	216,586	30,041
	JB Hunt Transport Services Inc.	402,229	29,335
*	Quanta Services Inc.	963,262	26,499
	Donaldson Co. Inc.	669,327	25,521
	Hubbell Inc. Class B	238,842	25,016
	Robert Half International Inc.	604,246	23,584
	Cintas Corp.	448,061	22,941
*	Sensata Technologies Holding NV	563,367	21,560
	Iron Mountain Inc.	788,056	21,293
	Martin Marietta Materials Inc.	211,684	20,781
	FLIR Systems Inc.	650,877	20,438
*	B/E Aerospace Inc.	239,908	17,710
	National Instruments Corp.	457,118	14,139
	Molex Inc. Class A	340,008	13,016
	Sealed Air Corp.	448,432	12,193
	Molex Inc.	284,326	10,952
*	Owens Corning	258,529	9,819
	Allison Transmission Holdings Inc.	128,037	3,207
			3,945,503
Oil & Gas (7.8%)
	Schlumberger Ltd.	6,058,739	535,350

Anadarko Petroleum Corp.	2,301,775	214,042
EOG Resources Inc.	1,247,368	211,154
Halliburton Co.	3,974,046	191,350
National Oilwell Varco Inc.	1,957,520	152,902
Pioneer Natural Resources Co.	634,319	119,759
Williams Cos. Inc.	3,128,320	113,746
Noble Energy Inc.	1,643,632	110,140
Kinder Morgan Inc.	3,082,918	109,659
Cabot Oil & Gas Corp.	1,930,077	72,031
* Cameron International Corp.	1,126,910	65,778
* FMC Technologies Inc.	1,084,789	60,119
* Southwestern Energy Co.	1,609,561	58,556
Ensco plc Class A	1,069,307	57,475
EQT Corp.	620,546	55,055
Range Resources Corp.	710,748	53,939
* Concho Resources Inc.	480,650	52,300
* Weatherford International Ltd.	3,163,783	48,501
Noble Corp.	1,160,124	43,818
Oceaneering International Inc.	495,656	40,267
Core Laboratories NV	209,037	35,371
* Cheniere Energy Inc.	984,878	33,624
* Cobalt International Energy Inc.	1,318,030	32,766
* Whiting Petroleum Corp.	543,609	32,535
SM Energy Co.	306,431	23,653
* Continental Resources Inc.	212,627	22,806
QEP Resources Inc.	821,409	22,745
* Dresser-Rand Group Inc.	349,417	21,804
* Rowan Cos. plc Class A	569,039	20,895
		2,612,140
Technology (25.6%)
Apple Inc.	4,159,976	1,983,269
* Google Inc. Class A	1,254,345	1,098,693
International Business Machines Corp.	5,015,918	928,848
QUALCOMM Inc.	7,854,778	529,098
Oracle Corp.	15,903,181	527,509
Intel Corp.	22,812,324	522,859
* Facebook Inc. Class A	7,906,183	397,207
EMC Corp.	9,528,091	243,538
Texas Instruments Inc.	5,042,201	203,050
* Yahoo! Inc.	4,204,744	139,429
* Salesforce.com Inc.	2,456,097	127,496
* Adobe Systems Inc.	2,184,776	113,477
* Cognizant Technology Solutions Corp. Class A	1,379,892	113,317
Intuit Inc.	1,291,573	85,644
* Micron Technology Inc.	4,755,087	83,071
* Cerner Corp.	1,413,920	74,302
Analog Devices Inc.	1,422,639	66,935
NetApp Inc.	1,556,620	66,343
SanDisk Corp.	1,100,643	65,499
* Citrix Systems Inc.	858,013	60,584
Xilinx Inc.	1,219,338	57,138
Altera Corp.	1,462,764	54,356
Applied Materials Inc.	2,753,801	48,302
KLA-Tencor Corp.	758,790	46,172
* Juniper Networks Inc.	2,204,693	43,785
* Catamaran Corp.	944,409	43,396
Linear Technology Corp.	1,067,739	42,347

*	Autodesk Inc.			1,021,669	42,062
*	Equinix Inc.			226,377	41,574
*	Teradata Corp.			747,220	41,426
	Avago Technologies Ltd. Class A			960,243	41,406
*	Akamai Technologies Inc.			774,969	40,066
*	Red Hat Inc.			866,762	39,992
	NVIDIA Corp.			2,516,791	39,161
	Maxim Integrated Products Inc.			1,305,076	38,891
*	Lam Research Corp.			747,463	38,263
*	ANSYS Inc.			423,511	36,642
	Microchip Technology Inc.			858,797	34,601
*	VeriSign Inc.			657,541	33,462
*	Cree Inc.			548,953	33,042
	Motorola Solutions Inc.			548,019	32,541
	Broadcom Corp. Class A			1,202,813	31,285
*	VMware Inc. Class A			385,472	31,185
*	F5 Networks Inc.			358,707	30,763
*	ServiceNow Inc.			533,828	27,732
*	Rackspace Hosting Inc.			509,253	26,868
*	Nuance Communications Inc.			1,351,148	25,260
*	Workday Inc. Class A			302,624	24,491
*	Gartner Inc.			405,437	24,326
*	Skyworks Solutions Inc.			860,081	21,364
*	TIBCO Software Inc.			707,286	18,100
*	Informatica Corp.			247,801	9,657
*	MICROS Systems Inc.			175,454	8,762
*	NetSuite Inc.			67,902	7,329
					8,585,915
Telecommunications (0.4%)
*	Crown Castle International Corp.			1,340,182	97,873
*	SBA Communications Corp. Class A			585,095	47,077
					144,950
Utilities (0.4%)
	ONEOK Inc.			944,145	50,342
	NRG Energy Inc.			1,478,559	40,409
*	Calpine Corp.			1,809,832	35,165
					125,916
Total Common Stocks (Cost $23,213,401)					33,478,277
		Coupon
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund		0.112%		36,853,197	36,853

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes		0.060%	3/19/14	500	499
[5,6] Federal Home Loan Bank Discount Notes		0.090%	3/7/14	500	500
4	Freddie Mac Discount Notes	0.110%	11/12/13	1,000	1,000
[4,5] Freddie Mac Discount Notes		0.105%	12/9/13	600	600
					2,599
Total Temporary Cash Investments (Cost $39,452)					39,452

Total Investments (100.0%) (Cost $23,252,853)	33,517,729
Other Assets and Liabilities-Net (0.0%)[3]	(14,616)
Net Assets (100%)	33,503,113

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $13,262,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $13,407,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $1,499,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	33,478,277	—	—
Temporary Cash Investments	36,853	2,599	—
Futures Contracts—Liabilities[1]	(200)	—	—
Total	33,514,930	2,599	—
1 Represents variation margin on the last day of the reporting period.

Growth Index Fund

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2013	330	27,626	(400)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2013, the cost of investment securities for tax purposes was $23,252,853,000. Net unrealized appreciation of investment securities for tax purposes was $10,264,876,000, consisting of unrealized gains of $10,456,938,000 on securities that had risen in value since their purchase and $192,062,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Index Fund

Schedule of Investments
As of September 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.3%)[1]
Basic Materials (4.2%)
	Rockwood Holdings Inc.	1,188,517	79,512
	RPM International Inc.	2,112,664	76,478
	Steel Dynamics Inc.	3,336,974	55,761
	Allegheny Technologies Inc.	1,717,283	52,412
^	Cliffs Natural Resources Inc.	2,433,009	49,877
	NewMarket Corp.	169,411	48,775
^	United States Steel Corp.	2,301,288	47,384
	Royal Gold Inc.	972,975	47,345
	Cytec Industries Inc.	580,697	47,246
	Carpenter Technology Corp.	799,197	46,441
	PolyOne Corp.	1,465,367	45,001
	Axiall Corp.	1,111,636	42,009
	Compass Minerals International Inc.	532,157	40,588
	Domtar Corp.	509,991	40,504
	Cabot Corp.	914,305	39,050
	Sensient Technologies Corp.	796,133	38,127
	HB Fuller Co.	798,961	36,105
*	Chemtura Corp.	1,568,699	36,064
	Commercial Metals Co.	1,861,020	31,544
	Olin Corp.	1,275,870	29,434
^,* Polypore International Inc.		712,891	29,207
	Worthington Industries Inc.	840,697	28,945
	KapStone Paper and Packaging Corp.	644,611	27,589
	Minerals Technologies Inc.	551,407	27,223
	Balchem Corp.	475,316	24,598
	Tronox Ltd. Class A	991,170	24,254
*	Alpha Natural Resources Inc.	3,515,026	20,950
*	Stillwater Mining Co.	1,895,672	20,871
	Kaiser Aluminum Corp.	282,698	20,142
*	Coeur Mining Inc.	1,615,885	19,471
	PH Glatfelter Co.	685,368	18,553
	Innophos Holdings Inc.	349,477	18,445
	Boise Inc.	1,444,372	18,199
*	SunCoke Energy Inc.	1,057,942	17,985
	Stepan Co.	300,071	17,323
*	OM Group Inc.	508,306	17,171
	Hecla Mining Co.	5,451,089	17,116
	Westlake Chemical Corp.	159,759	16,720
	Innospec Inc.	355,884	16,606
*	Calgon Carbon Corp.	863,172	16,392
*	RTI International Metals Inc.	498,451	15,970
*	Clearwater Paper Corp.	332,281	15,873
	Globe Specialty Metals Inc.	1,018,368	15,693
	Quaker Chemical Corp.	198,919	14,531
*	Cloud Peak Energy Inc.	967,783	14,197
^	Walter Energy Inc.	995,471	13,966
*	Resolute Forest Products Inc.	1,055,249	13,950
^	Arch Coal Inc.	3,376,499	13,877
^	US Silica Holdings Inc.	549,815	13,690

	Koppers Holdings Inc.	313,309	13,363
	A Schulman Inc.	444,405	13,092
^,* Molycorp Inc.		1,950,295	12,794
	AMCOL International Corp.	386,636	12,635
*	Ferro Corp.	1,377,678	12,551
^	Intrepid Potash Inc.	783,642	12,288
	Deltic Timber Corp.	182,012	11,856
	Tredegar Corp.	410,561	10,675
	American Vanguard Corp.	387,573	10,434
*	LSB Industries Inc.	303,407	10,173
*	Kraton Performance Polymers Inc.	517,454	10,137
	Haynes International Inc.	196,191	8,893
*	Horsehead Holding Corp.	701,627	8,742
^,* AK Steel Holding Corp.		2,060,222	7,726
*	Century Aluminum Co.	845,660	6,808
	Rentech Inc.	3,420,206	6,772
*	Allied Nevada Gold Corp.	1,488,230	6,221
	FutureFuel Corp.	344,619	6,189
	Kronos Worldwide Inc.	371,371	5,753
^	Gold Resource Corp.	762,211	5,054
	NL Industries Inc.	116,161	1,318
^,* Paramount Gold and Silver Corp.		992,243	1,280
	Noranda Aluminum Holding Corp.	277,527	683
			1,674,601
Consumer Goods (8.2%)
	Hanesbrands Inc.	1,574,950	98,135
*	Jarden Corp.	1,928,831	93,355
	Snap-on Inc.	925,385	92,076
*	Goodyear Tire & Rubber Co.	3,913,314	87,854
	Ingredion Inc.	1,233,413	81,615
	Nu Skin Enterprises Inc. Class A	839,925	80,414
*	Toll Brothers Inc.	2,418,105	78,419
	Harman International Industries Inc.	1,082,937	71,723
	Leggett & Platt Inc.	2,259,287	68,118
	Carter's Inc.	895,227	67,939
	Polaris Industries Inc.	521,619	67,383
	Tupperware Brands Corp.	740,366	63,945
*	Middleby Corp.	303,916	63,491
	Flowers Foods Inc.	2,817,041	60,397
	Hillshire Brands Co.	1,961,562	60,298
*	Visteon Corp.	796,091	60,216
	Brunswick Corp.	1,440,404	57,487
	Gentex Corp.	2,180,216	55,792
*	Hain Celestial Group Inc.	720,799	55,588
*	WhiteWave Foods Co. Class A	2,753,901	54,995
	Dana Holding Corp.	2,335,937	53,353
*	Under Armour Inc. Class A	644,334	51,192
*	Tenneco Inc.	971,955	49,084
*	Fifth & Pacific Cos. Inc.	1,951,448	49,040
	Wolverine World Wide Inc.	758,723	44,180
*	Tempur Sealy International Inc.	961,665	42,275
	Thor Industries Inc.	717,285	41,631
	Scotts Miracle-Gro Co. Class A	738,227	40,625
*	Darling International Inc.	1,880,357	39,788
	Pool Corp.	704,524	39,545
*	TreeHouse Foods Inc.	549,636	36,732
*	Steven Madden Ltd.	660,035	35,530

* Zynga Inc. Class A	9,384,677	34,536
* Deckers Outdoor Corp.	521,231	34,360
* Boston Beer Co. Inc. Class A	140,333	34,271
Cooper Tire & Rubber Co.	986,553	30,386
Ryland Group Inc.	734,547	29,779
B&G Foods Inc.	841,145	29,062
Schweitzer-Mauduit International Inc.	474,436	28,718
Dean Foods Co.	1,419,830	27,403
* Iconix Brand Group Inc.	819,685	27,230
HNI Corp.	722,077	26,125
Herman Miller Inc.	890,483	25,984
Lancaster Colony Corp.	326,029	25,525
Dorman Products Inc.	493,605	24,458
KB Home	1,331,777	23,999
Snyders-Lance Inc.	828,003	23,888
* TiVo Inc.	1,843,536	22,934
* Meritage Homes Corp.	518,506	22,270
Spectrum Brands Holdings Inc.	331,920	21,854
Sanderson Farms Inc.	329,467	21,494
* Take-Two Interactive Software Inc.	1,181,979	21,465
* Helen of Troy Ltd.	483,231	21,359
* American Axle & Manufacturing Holdings Inc.	1,073,452	21,168
Steelcase Inc. Class A	1,260,226	20,945
* Select Comfort Corp.	840,341	20,462
* Post Holdings Inc.	493,972	19,942
Interface Inc. Class A	999,910	19,838
Andersons Inc.	282,615	19,755
* Skechers U.S.A. Inc. Class A	627,259	19,514
J&J Snack Foods Corp.	238,811	19,277
* Standard Pacific Corp.	2,421,119	19,151
La-Z-Boy Inc.	834,113	18,943
* Crocs Inc.	1,384,223	18,839
MDC Holdings Inc.	621,914	18,664
Universal Corp.	350,555	17,854
Jones Group Inc.	1,142,800	17,153
Fresh Del Monte Produce Inc.	572,764	17,000
^ Vector Group Ltd.	1,052,154	16,940
Drew Industries Inc.	350,919	15,981
* iRobot Corp.	409,271	15,417
* Tumi Holdings Inc.	755,687	15,227
Oxford Industries Inc.	221,527	15,059
WD-40 Co.	231,470	15,022
* Elizabeth Arden Inc.	400,943	14,803
Pinnacle Foods Inc.	559,102	14,799
Briggs & Stratton Corp.	723,348	14,554
* Boulder Brands Inc.	899,639	14,430
* G-III Apparel Group Ltd.	257,542	14,059
* Pilgrim's Pride Corp.	824,142	13,837
Columbia Sportswear Co.	218,944	13,187
* Quiksilver Inc.	1,866,186	13,119
Seaboard Corp.	4,735	13,012
Movado Group Inc.	284,491	12,447
Knoll Inc.	728,056	12,333
* ACCO Brands Corp.	1,807,632	12,003
Titan International Inc.	809,093	11,845
* Taylor Morrison Home Corp. Class A	522,712	11,839
* Dole Food Co. Inc.	857,982	11,686

	Ethan Allen Interiors Inc.	413,927	11,536
*	Annie's Inc.	228,391	11,214
*	Modine Manufacturing Co.	755,111	11,047
	Cal-Maine Foods Inc.	224,472	10,797
*	USANA Health Sciences Inc.	109,695	9,520
*	Blount International Inc.	782,957	9,482
^,* Hovnanian Enterprises Inc. Class A		1,782,363	9,322
	Tootsie Roll Industries Inc.	297,427	9,167
*	Chiquita Brands International Inc.	703,115	8,901
^,* LeapFrog Enterprises Inc.		915,858	8,627
*	Maidenform Brands Inc.	352,537	8,281
	Inter Parfums Inc.	269,430	8,080
*	Federal-Mogul Corp.	477,956	8,025
^,* Diamond Foods Inc.		336,205	7,928
	Superior Industries International Inc.	392,707	7,002
^,* Vera Bradley Inc.		322,924	6,639
*	DTS Inc.	278,040	5,839
	National Presto Industries Inc.	82,218	5,789
*	Revlon Inc. Class A	195,803	5,437
^,* RealD Inc.		672,724	4,709
*	Fuel Systems Solutions Inc.	209,298	4,115
*	Central Garden and Pet Co. Class A	513,208	3,515
	National Beverage Corp.	184,947	3,303
*	Central Garden and Pet Co.	167,653	1,180
^	JAKKS Pacific Inc.	133,441	599
			3,259,473
Consumer Services (13.3%)
	Gannett Co. Inc.	3,645,344	97,659
	Omnicare Inc.	1,646,015	91,354
	GameStop Corp. Class A	1,777,881	88,272
	Dick's Sporting Goods Inc.	1,600,552	85,437
	Foot Locker Inc.	2,398,510	81,405
	Dunkin' Brands Group Inc.	1,691,956	76,578
	GNC Holdings Inc. Class A	1,364,559	74,546
*	Panera Bread Co. Class A	447,289	70,909
*	Sally Beauty Holdings Inc.	2,668,621	69,811
	Alaska Air Group Inc.	1,111,491	69,602
*	Rite Aid Corp.	14,465,596	68,856
*	AMC Networks Inc. Class A	918,675	62,911
*	Pandora Media Inc.	2,410,280	60,570
	Domino's Pizza Inc.	885,340	60,159
*	Lamar Advertising Co. Class A	1,270,853	59,768
	Service Corp. International	3,203,320	59,646
*	Copart Inc.	1,796,062	57,097
*	Madison Square Garden Co. Class A	956,194	55,526
^,* US Airways Group Inc.		2,901,000	55,003
	Cablevision Systems Corp. Class A	3,223,112	54,277
	Sotheby's	1,087,131	53,411
	Cinemark Holdings Inc.	1,651,511	52,419
*	Penn National Gaming Inc.	941,298	52,110
*	United Natural Foods Inc.	745,284	50,098
*	Avis Budget Group Inc.	1,719,076	49,561
	DSW Inc. Class A	555,385	47,385
	KAR Auction Services Inc.	1,646,792	46,456
*	Cabela's Inc.	729,661	45,991
	Casey's General Stores Inc.	610,904	44,901
*	Lumber Liquidators Holdings Inc.	415,731	44,338

Abercrombie & Fitch Co.	1,244,863	44,031
* Starz	1,533,126	43,127
Brinker International Inc.	1,053,726	42,707
Washington Post Co. Class B	69,598	42,549
* Bally Technologies Inc.	587,742	42,353
Chico's FAS Inc.	2,430,588	40,494
* Live Nation Entertainment Inc.	2,182,860	40,492
* Ascena Retail Group Inc.	2,025,857	40,375
Vail Resorts Inc.	571,329	39,639
* Spirit Airlines Inc.	1,155,326	39,593
* Yelp Inc.	598,217	39,590
Sinclair Broadcast Group Inc. Class A	1,170,260	39,227
Cracker Barrel Old Country Store Inc.	378,395	39,065
Harris Teeter Supermarkets Inc.	786,717	38,699
* Lions Gate Entertainment Corp.	1,090,606	38,226
Wendy's Co.	4,379,961	37,142
American Eagle Outfitters Inc.	2,606,132	36,460
Cheesecake Factory Inc.	813,603	35,758
* Groupon Inc.	3,170,328	35,539
* VCA Antech Inc.	1,268,764	34,840
Dillard's Inc. Class A	432,231	33,844
John Wiley & Sons Inc. Class A	704,408	33,593
* Acxiom Corp.	1,178,102	33,446
Six Flags Entertainment Corp.	983,389	33,229
* Buffalo Wild Wings Inc.	298,677	33,219
* Big Lots Inc.	881,089	32,680
* Shutterfly Inc.	570,384	31,873
* Apollo Group Inc. Class A	1,519,347	31,618
* Life Time Fitness Inc.	613,518	31,578
Rent-A-Center Inc.	806,989	30,746
Aaron's Inc.	1,087,962	30,137
* Five Below Inc.	687,691	30,086
* Express Inc.	1,267,405	29,898
Pier 1 Imports Inc.	1,527,572	29,818
* Grand Canyon Education Inc.	731,308	29,457
* DreamWorks Animation SKG Inc. Class A	1,025,285	29,180
* Fresh Market Inc.	615,245	29,107
* Beacon Roofing Supply Inc.	777,846	28,679
CST Brands Inc.	962,089	28,670
* Murphy USA Inc.	706,079	28,519
Guess? Inc.	944,890	28,205
Rollins Inc.	1,045,770	27,723
Penske Automotive Group Inc.	645,723	27,592
* Jack in the Box Inc.	688,865	27,555
PriceSmart Inc.	288,522	27,479
HSN Inc.	507,964	27,237
Group 1 Automotive Inc.	349,442	27,145
Texas Roadhouse Inc. Class A	1,006,214	26,443
* Asbury Automotive Group Inc.	495,124	26,341
Morningstar Inc.	330,022	26,158
Meredith Corp.	547,958	26,094
Hillenbrand Inc.	949,403	25,985
Men's Wearhouse Inc.	755,951	25,740
Lithia Motors Inc. Class A	352,278	25,702
^ Dolby Laboratories Inc. Class A	744,083	25,678
* Restoration Hardware Holdings Inc.	402,322	25,487
* JetBlue Airways Corp.	3,817,752	25,426

*	SUPERVALU Inc.	3,084,278	25,384
	Allegiant Travel Co. Class A	240,101	25,297
*	New York Times Co. Class A	2,009,878	25,264
*	ANN Inc.	692,724	25,090
	Buckle Inc.	461,201	24,928
*	Saks Inc.	1,552,897	24,753
*	HomeAway Inc.	881,530	24,683
	DeVry Inc.	801,497	24,494
	Regal Entertainment Group Class A	1,261,037	23,934
*	Genesco Inc.	360,491	23,641
	Bob Evans Farms Inc.	412,191	23,606
*	ValueClick Inc.	1,122,928	23,413
*	Hibbett Sports Inc.	413,270	23,205
*	Pinnacle Entertainment Inc.	885,948	22,193
*	Office Depot Inc.	4,594,329	22,191
	Choice Hotels International Inc.	511,964	22,112
	Monro Muffler Brake Inc.	474,266	22,049
*	OpenTable Inc.	310,085	21,700
*	WMS Industries Inc.	829,232	21,519
	Belo Corp. Class A	1,524,606	20,887
*	SHFL Entertainment Inc.	900,738	20,717
^,* JC Penney Co. Inc.		2,301,310	20,298
^	Chemed Corp.	281,937	20,158
*	Krispy Kreme Doughnuts Inc.	1,041,692	20,146
*	Vitamin Shoppe Inc.	459,376	20,098
*	Conn's Inc.	400,280	20,030
*	Marriott Vacations Worldwide Corp.	450,206	19,809
*	Jos A Bank Clothiers Inc.	445,212	19,571
*	Children's Place Retail Stores Inc.	337,171	19,509
^,* WebMD Health Corp.		681,500	19,491
	Finish Line Inc. Class A	780,602	19,414
*	Bloomin' Brands Inc.	790,158	18,656
	Churchill Downs Inc.	213,816	18,499
*	Orient-Express Hotels Ltd. Class A	1,396,823	18,131
	DineEquity Inc.	258,891	17,863
	AMERCO	93,551	17,226
*	Boyd Gaming Corp.	1,200,060	16,981
	Papa John's International Inc.	242,028	16,913
	OfficeMax Inc.	1,316,915	16,843
^	Weight Watchers International Inc.	447,286	16,715
*	AFC Enterprises Inc.	379,579	16,546
	Valassis Communications Inc.	570,906	16,488
*	Ascent Capital Group Inc. Class A	202,392	16,317
	National CineMedia Inc.	837,258	15,791
	Matthews International Corp. Class A	414,580	15,787
	Brown Shoe Co. Inc.	652,150	15,306
^,* SolarCity Corp.		434,733	15,042
*	Sonic Corp.	844,556	14,991
^,* Caesars Entertainment Corp.		758,896	14,958
*	K12 Inc.	483,973	14,945
*	comScore Inc.	510,555	14,791
^,* Angie's List Inc.		650,090	14,627
	Stewart Enterprises Inc. Class A	1,110,936	14,598
*	Susser Holdings Corp.	271,614	14,436
	Interval Leisure Group Inc.	593,034	14,013
^,* Clean Energy Fuels Corp.		1,065,833	13,621
	International Speedway Corp. Class A	421,423	13,612

^,* Liquidity Services Inc.		403,959	13,557
*	Bankrate Inc.	644,494	13,257
	SeaWorld Entertainment Inc.	445,235	13,192
	Sonic Automotive Inc. Class A	551,232	13,119
*	Bright Horizons Family Solutions Inc.	360,952	12,933
*	Tile Shop Holdings Inc.	422,632	12,463
*	Francesca's Holdings Corp.	666,343	12,421
*	Rush Enterprises Inc. Class A	464,673	12,318
*	Steiner Leisure Ltd.	209,816	12,260
	Cato Corp. Class A	437,662	12,246
	CEC Entertainment Inc.	265,242	12,164
*	Scientific Games Corp. Class A	744,485	12,038
*	Aeropostale Inc.	1,248,299	11,734
	Scholastic Corp.	407,253	11,668
^,* ITT Educational Services Inc.		371,724	11,523
	SkyWest Inc.	786,221	11,416
*	Constant Contact Inc.	463,609	10,983
*	BJ's Restaurants Inc.	381,184	10,948
	Regis Corp.	720,589	10,578
*	American Public Education Inc.	266,778	10,084
*	Pep Boys-Manny Moe & Jack	803,922	10,025
*	Zumiez Inc.	360,917	9,938
*	rue21 inc	243,022	9,803
*	Biglari Holdings Inc.	23,213	9,579
	Stage Stores Inc.	495,108	9,506
*	Capella Education Co.	167,499	9,474
	Fred's Inc. Class A	554,504	8,678
	Weis Markets Inc.	171,145	8,376
*	Blue Nile Inc.	197,648	8,090
*	Mattress Firm Holding Corp.	242,238	7,703
	Harte-Hanks Inc.	845,503	7,466
^,* Noodles & Co.		164,995	7,040
^	Strayer Education Inc.	165,162	6,857
*	Barnes & Noble Inc.	523,721	6,777
*	Ruby Tuesday Inc.	883,734	6,628
*	Fairway Group Holdings Corp.	248,949	6,363
*	RetailMeNot Inc.	176,200	6,267
*	Sears Hometown and Outlet Stores Inc.	184,393	5,854
*	Bridgepoint Education Inc.	303,482	5,475
*	Clear Channel Outdoor Holdings Inc. Class A	651,088	5,339
^,* RadioShack Corp.		1,506,808	5,138
*	Demand Media Inc.	713,240	4,508
*	QuinStreet Inc.	449,238	4,245
	Speedway Motorsports Inc.	198,576	3,554
*	Diamond Resorts International Inc.	179,590	3,378
*	Travelzoo Inc.	122,755	3,258
*	RealNetworks Inc.	368,757	3,157
*	Rush Enterprises Inc. Class B	138,307	3,149
*	hhgregg Inc.	172,300	3,086
^,* Education Management Corp.		300,934	2,744
*	Vitacost.com Inc.	269,947	2,295
^,* ReachLocal Inc.		158,807	1,891
*	Avid Technology Inc.	248,344	1,490
*	TripAdvisor Inc.	2,290	174
*	Hyatt Hotels Corp. Class A	950	41
*	Career Education Corp.	1,180	3
			5,288,860

Financials (22.7%)
* Genworth Financial Inc. Class A	7,854,760	100,462
Fidelity National Financial Inc. Class A	3,449,602	91,759
Arthur J Gallagher & Co.	2,031,485	88,674
Liberty Property Trust	2,272,882	80,915
Duke Realty Corp.	5,170,840	79,838
Extra Space Storage Inc.	1,680,976	76,905
* E*TRADE Financial Corp.	4,566,938	75,354
Starwood Property Trust Inc.	3,043,958	72,964
Regency Centers Corp.	1,468,200	70,987
Eaton Vance Corp.	1,827,828	70,975
East West Bancorp Inc.	2,191,254	70,011
Senior Housing Properties Trust	2,992,208	69,838
HCC Insurance Holdings Inc.	1,593,101	69,810
Waddell & Reed Financial Inc. Class A	1,295,230	66,678
American Financial Group Inc.	1,203,101	65,040
Taubman Centers Inc.	964,725	64,936
Apartment Investment & Management Co. Class A	2,321,228	64,855
Kilroy Realty Corp.	1,293,832	64,627
DDR Corp.	4,075,345	64,024
* Signature Bank	697,789	63,862
Corrections Corp. of America	1,840,655	63,595
CBOE Holdings Inc.	1,395,178	63,104
Hospitality Properties Trust	2,223,169	62,916
* SVB Financial Group	724,580	62,582
BRE Properties Inc.	1,227,601	62,313
National Retail Properties Inc.	1,928,008	61,349
RenaissanceRe Holdings Ltd.	674,138	61,030
Cullen/Frost Bankers Inc.	862,434	60,845
* Howard Hughes Corp.	535,141	60,134
WP Carey Inc.	922,622	59,694
Brown & Brown Inc.	1,844,102	59,196
First Niagara Financial Group Inc.	5,631,757	58,401
Old Republic International Corp.	3,720,371	57,294
FirstMerit Corp.	2,625,684	57,004
American Campus Communities Inc.	1,666,954	56,926
BioMed Realty Trust Inc.	3,056,386	56,818
Two Harbors Investment Corp.	5,818,609	56,499
Prosperity Bancshares Inc.	911,894	56,392
Omega Healthcare Investors Inc.	1,863,765	55,671
Weingarten Realty Investors	1,842,810	54,050
Commerce Bancshares Inc.	1,226,480	53,732
Protective Life Corp.	1,248,655	53,130
Validus Holdings Ltd.	1,429,398	52,859
Home Properties Inc.	904,949	52,261
* Alleghany Corp.	126,679	51,894
* Forest City Enterprises Inc. Class A	2,715,724	51,436
* Ocwen Financial Corp.	920,176	51,318
Allied World Assurance Co. Holdings AG	515,141	51,200
CNO Financial Group Inc.	3,536,301	50,923
Douglas Emmett Inc.	2,155,150	50,581
Highwoods Properties Inc.	1,420,357	50,153
Chimera Investment Corp.	16,348,144	49,698
Assured Guaranty Ltd.	2,620,266	49,130
Tanger Factory Outlet Centers	1,502,210	49,047
CBL & Associates Properties Inc.	2,567,741	49,044
City National Corp.	735,103	49,002

	Synovus Financial Corp.	14,780,617	48,776
	Spirit Realty Capital Inc.	5,297,969	48,635
*	Portfolio Recovery Associates Inc.	807,049	48,375
*	Liberty Ventures Class A	534,132	47,094
	Financial Engines Inc.	790,357	46,979
	Piedmont Office Realty Trust Inc. Class A	2,647,045	45,953
	LaSalle Hotel Properties	1,531,223	43,670
	RLJ Lodging Trust	1,854,961	43,573
	Equity Lifestyle Properties Inc.	1,259,783	43,047
	MFA Financial Inc.	5,767,987	42,972
	Mid-America Apartment Communities Inc.	679,932	42,496
	ProAssurance Corp.	934,697	42,117
	First Horizon National Corp.	3,827,006	42,059
	CommonWealth REIT	1,882,187	41,239
	Retail Properties of America Inc.	2,986,721	41,067
	Hancock Holding Co.	1,305,975	40,982
*	Popular Inc.	1,561,156	40,949
	Associated Banc-Corp	2,640,134	40,896
^	Federated Investors Inc. Class B	1,498,069	40,688
*	Stifel Financial Corp.	960,725	39,601
	First American Financial Corp.	1,616,277	39,356
*	MGIC Investment Corp.	5,373,439	39,119
	Post Properties Inc.	868,751	39,111
	Aspen Insurance Holdings Ltd.	1,074,127	38,980
	StanCorp Financial Group Inc.	706,503	38,872
	Bank of Hawaii Corp.	709,376	38,626
	Hanover Insurance Group Inc.	696,830	38,549
	Radian Group Inc.	2,753,663	38,359
	Geo Group Inc.	1,145,457	38,086
	Sovran Self Storage Inc.	500,151	37,851
	Susquehanna Bancshares Inc.	2,977,781	37,371
	Webster Financial Corp.	1,436,186	36,666
	EPR Properties	750,349	36,572
	Fulton Financial Corp.	3,083,415	36,014
	Endurance Specialty Holdings Ltd.	669,956	35,990
	American Realty Capital Properties Inc.	2,939,965	35,868
	DCT Industrial Trust Inc.	4,985,390	35,845
*	Altisource Portfolio Solutions SA	255,967	35,838
	CapitalSource Inc.	2,974,915	35,342
	Healthcare Realty Trust Inc.	1,524,952	35,242
	Primerica Inc.	870,105	35,100
	UMB Financial Corp.	638,100	34,674
	NorthStar Realty Finance Corp.	3,729,661	34,611
	CubeSmart	1,934,705	34,515
	MarketAxess Holdings Inc.	567,684	34,084
	Washington Federal Inc.	1,646,645	34,053
	TCF Financial Corp.	2,355,362	33,635
	White Mountains Insurance Group Ltd.	58,933	33,452
	DiamondRock Hospitality Co.	3,109,715	33,181
	Invesco Mortgage Capital Inc.	2,151,244	33,108
	Sunstone Hotel Investors Inc.	2,591,088	33,010
	Brandywine Realty Trust	2,492,972	32,857
	BankUnited Inc.	1,041,400	32,481
	Assurant Inc.	596,364	32,263
	Corporate Office Properties Trust	1,389,735	32,103
^,* Zillow Inc. Class A		376,606	31,774
	American National Insurance Co.	320,812	31,452

^ Lexington Realty Trust	2,753,761	30,925
^ Valley National Bancorp	3,014,407	29,993
Erie Indemnity Co. Class A	408,379	29,595
Medical Properties Trust Inc.	2,419,209	29,442
Hatteras Financial Corp.	1,572,257	29,417
Healthcare Trust of America Inc. Class A	2,762,888	29,066
Umpqua Holdings Corp.	1,780,286	28,876
Colonial Properties Trust	1,271,809	28,603
First Financial Bankshares Inc.	483,392	28,433
* Texas Capital Bancshares Inc.	617,601	28,391
Pebblebrook Hotel Trust	979,788	28,130
Cousins Properties Inc.	2,730,814	28,100
FNB Corp.	2,309,378	28,013
Platinum Underwriters Holdings Ltd.	465,591	27,810
Mack-Cali Realty Corp.	1,260,090	27,646
Chambers Street Properties	3,140,145	27,570
Glacier Bancorp Inc.	1,112,233	27,483
EastGroup Properties Inc.	460,075	27,241
BancorpSouth Inc.	1,362,825	27,175
First Industrial Realty Trust Inc.	1,661,876	27,039
Washington REIT	1,057,957	26,735
Symetra Financial Corp.	1,499,427	26,720
RLI Corp.	305,590	26,715
New Residential Investment Corp.	4,025,434	26,648
DuPont Fabros Technology Inc.	1,029,279	26,525
Cathay General Bancorp	1,129,464	26,396
Capitol Federal Financial Inc.	2,116,855	26,313
Newcastle Investment Corp.	4,666,366	26,225
Trustmark Corp.	1,014,980	25,983
Wintrust Financial Corp.	631,849	25,950
^ Redwood Trust Inc.	1,309,660	25,787
Potlatch Corp.	644,747	25,584
* First Cash Financial Services Inc.	436,790	25,312
Bank of the Ozarks Inc.	525,406	25,214
Home Loan Servicing Solutions Ltd.	1,129,813	24,867
ARMOUR Residential REIT Inc.	5,899,501	24,778
* Alexander & Baldwin Inc.	685,599	24,695
PennyMac Mortgage Investment Trust	1,064,677	24,147
* Strategic Hotels & Resorts Inc.	2,778,862	24,121
Ryman Hospitality Properties Inc.	682,897	23,567
* MBIA Inc.	2,302,517	23,555
MB Financial Inc.	828,424	23,395
PrivateBancorp Inc.	1,089,466	23,315
Iberiabank Corp.	449,237	23,302
Sun Communities Inc.	545,662	23,256
Equity One Inc.	1,044,288	22,828
Kemper Corp.	679,079	22,817
* Virtus Investment Partners Inc.	140,164	22,796
Old National Bancorp	1,604,950	22,790
Glimcher Realty Trust	2,307,427	22,497
CYS Investments Inc.	2,749,010	22,349
* Western Alliance Bancorp	1,177,527	22,291
* Walter Investment Management Corp.	558,555	22,085
Acadia Realty Trust	882,057	21,769
Home BancShares Inc.	715,842	21,740
PS Business Parks Inc.	290,818	21,701
* St. Joe Co.	1,101,139	21,604

	Mercury General Corp.	437,083	21,115
	Colony Financial Inc.	1,055,571	21,090
	LTC Properties Inc.	552,350	20,978
	United Bankshares Inc.	721,133	20,898
	Evercore Partners Inc. Class A	424,092	20,878
	Government Properties Income Trust	869,743	20,813
	American Equity Investment Life Holding Co.	979,635	20,788
	BOK Financial Corp.	328,060	20,783
	Community Bank System Inc.	608,103	20,748
	Selective Insurance Group Inc.	842,206	20,634
	PacWest Bancorp	598,997	20,582
	Janus Capital Group Inc.	2,411,662	20,523
	EverBank Financial Corp.	1,364,431	20,439
	CVB Financial Corp.	1,503,285	20,324
	Cash America International Inc.	447,972	20,284
^,* Nationstar Mortgage Holdings Inc.		360,138	20,251
	Columbia Banking System Inc.	815,482	20,142
	Westamerica Bancorporation	404,581	20,124
	First Financial Holdings Inc.	363,572	20,055
	Greenhill & Co. Inc.	397,300	19,817
	Pennsylvania REIT	1,029,934	19,260
	National Health Investors Inc.	332,568	18,920
	National Penn Bancshares Inc.	1,853,617	18,629
*	Hilltop Holdings Inc.	1,001,776	18,533
^	Amtrust Financial Services Inc.	473,661	18,501
	International Bancshares Corp.	855,213	18,498
	Franklin Street Properties Corp.	1,434,433	18,275
	Chesapeake Lodging Trust	772,910	18,194
	Argo Group International Holdings Ltd.	424,187	18,189
	Horace Mann Educators Corp.	635,768	18,043
	Capstead Mortgage Corp.	1,523,383	17,930
	Montpelier Re Holdings Ltd.	686,117	17,873
	Northwest Bancshares Inc.	1,347,181	17,810
*	WisdomTree Investments Inc.	1,528,380	17,745
	American Capital Mortgage Investment Corp.	892,097	17,628
	Investors Bancorp Inc.	801,121	17,529
*	Encore Capital Group Inc.	381,601	17,500
	First Midwest Bancorp Inc.	1,134,409	17,141
	Hersha Hospitality Trust Class A	3,062,736	17,121
	First Citizens BancShares Inc. Class A	81,939	16,847
	American Assets Trust Inc.	546,940	16,687
	Astoria Financial Corp.	1,336,930	16,631
	Education Realty Trust Inc.	1,826,537	16,621
	Kennedy-Wilson Holdings Inc.	890,650	16,530
	BBCN Bancorp Inc.	1,196,962	16,470
*	Pinnacle Financial Partners Inc.	530,547	15,816
	Sterling Financial Corp.	545,165	15,619
	NBT Bancorp Inc.	658,688	15,137
*	Enstar Group Ltd.	110,493	15,093
	Retail Opportunity Investments Corp.	1,085,774	15,005
	Ashford Hospitality Trust Inc.	1,214,099	14,982
	Ramco-Gershenson Properties Trust	970,209	14,951
*	iStar Financial Inc.	1,222,433	14,718
*	TFS Financial Corp.	1,229,555	14,718
	Employers Holdings Inc.	493,127	14,666
	Park National Corp.	183,850	14,539
	Interactive Brokers Group Inc.	755,056	14,172

National Bank Holdings Corp. Class A	688,127	14,134
Provident Financial Services Inc.	857,144	13,894
Inland Real Estate Corp.	1,347,353	13,783
Sabra Health Care REIT Inc.	593,925	13,666
Investors Real Estate Trust	1,647,214	13,590
STAG Industrial Inc.	673,483	13,550
Boston Private Financial Holdings Inc.	1,206,529	13,392
HFF Inc. Class A	533,292	13,359
First Financial Bancorp	872,096	13,230
Hudson Pacific Properties Inc.	676,630	13,160
* Greenlight Capital Re Ltd. Class A	462,679	13,159
WesBanco Inc.	442,520	13,156
Chemical Financial Corp.	469,158	13,099
* Ezcorp Inc. Class A	774,244	13,069
Nelnet Inc. Class A	332,793	12,796
* World Acceptance Corp.	140,487	12,633
Independent Bank Corp.	346,946	12,386
* American Homes 4 Rent Class A	733,389	11,844
ViewPoint Financial Group Inc.	571,673	11,816
OFG Bancorp	726,016	11,754
Safety Insurance Group Inc.	220,304	11,670
First Commonwealth Financial Corp.	1,534,192	11,645
Parkway Properties Inc.	654,550	11,631
Resource Capital Corp.	1,919,414	11,401
* Trulia Inc.	240,367	11,304
Artisan Partners Asset Management Inc.	215,886	11,304
* Forestar Group Inc.	524,634	11,295
Banner Corp.	295,443	11,274
Select Income REIT	435,631	11,239
* First BanCorp	1,977,000	11,229
Infinity Property & Casualty Corp.	173,689	11,220
First Potomac Realty Trust	888,250	11,165
BGC Partners Inc. Class A	1,961,866	11,085
Anworth Mortgage Asset Corp.	2,274,575	10,986
* FelCor Lodging Trust Inc.	1,777,185	10,947
S&T Bancorp Inc.	449,402	10,885
* NRG Yield Inc. Class A	357,258	10,821
Associated Estates Realty Corp.	722,603	10,774
Brookline Bancorp Inc.	1,116,111	10,503
* Navigators Group Inc.	179,822	10,388
* Credit Acceptance Corp.	92,586	10,259
City Holding Co.	236,967	10,246
Oritani Financial Corp.	613,457	10,098
Cohen & Steers Inc.	281,431	9,937
Maiden Holdings Ltd.	807,578	9,538
Berkshire Hills Bancorp Inc.	378,314	9,499
Silver Bay Realty Trust Corp.	594,120	9,304
Alexander's Inc.	32,481	9,293
* Capital Bank Financial Corp.	422,832	9,281
* KCG Holdings Inc. Class A	1,056,227	9,157
FXCM Inc. Class A	454,021	8,967
* Green Dot Corp. Class A	338,433	8,911
Central Pacific Financial Corp.	502,457	8,894
* Investment Technology Group Inc.	552,816	8,690
United Fire Group Inc.	282,026	8,593
* Piper Jaffray Cos.	243,891	8,363
Saul Centers Inc.	178,387	8,250

Tompkins Financial Corp.	172,464	7,971
* Tejon Ranch Co.	256,276	7,904
* PICO Holdings Inc.	361,834	7,837
Getty Realty Corp.	398,404	7,741
Dime Community Bancshares Inc.	463,247	7,713
State Bank Financial Corp.	483,305	7,670
Universal Health Realty Income Trust	181,814	7,613
AG Mortgage Investment Trust Inc.	449,906	7,477
Rouse Properties Inc.	355,357	7,313
National Western Life Insurance Co. Class A	35,499	7,163
FBL Financial Group Inc. Class A	155,827	6,997
* DFC Global Corp.	596,737	6,558
* Ambac Financial Group Inc.	357,936	6,493
* NewStar Financial Inc.	347,997	6,358
* MoneyGram International Inc.	322,619	6,317
Urstadt Biddle Properties Inc. Class A	313,981	6,242
Tower Group International Ltd.	867,974	6,076
Aviv REIT Inc.	237,410	5,413
OneBeacon Insurance Group Ltd. Class A	359,944	5,313
Bancfirst Corp.	97,742	5,285
* TESARO Inc.	129,799	5,028
* Beneficial Mutual Bancorp Inc.	501,442	4,999
Meadowbrook Insurance Group Inc.	761,213	4,948
GAMCO Investors Inc.	63,607	4,830
State Auto Financial Corp.	227,022	4,754
Flagstar Bancorp Inc.	314,655	4,644
GFI Group Inc.	1,159,958	4,582
* Blackhawk Network Holdings Inc.	185,017	4,446
Northfield Bancorp Inc.	327,847	3,980
* Walker & Dunlop Inc.	250,081	3,979
* PennyMac Financial Services Inc. Class A	149,857	2,816
* Kearny Financial Corp.	213,981	2,187
Urstadt Biddle Properties Inc.	60,433	1,039
* Tejon Ranch Co. Warrants Exp. 08/31/2016	37,571	104
		8,989,326
Health Care (10.2%)
Cooper Cos. Inc.	778,689	100,988
* Incyte Corp. Ltd.	2,191,018	83,587
* MEDNAX Inc.	805,397	80,862
* Covance Inc.	889,273	76,887
* Onyx Pharmaceuticals Inc.	585,541	72,999
* Alkermes plc	2,158,670	72,574
* Jazz Pharmaceuticals plc	786,402	72,325
* Seattle Genetics Inc.	1,647,585	72,214
* Isis Pharmaceuticals Inc.	1,834,120	68,853
* Medivation Inc.	1,136,688	68,133
* Cubist Pharmaceuticals Inc.	1,051,232	66,806
Tenet Healthcare Corp.	1,616,503	66,584
* Pharmacyclics Inc.	466,613	64,589
* Salix Pharmaceuticals Ltd.	932,082	62,338
Community Health Systems Inc.	1,432,896	59,465
* Sirona Dental Systems Inc.	875,420	58,592
* United Therapeutics Corp.	714,786	56,361
* Alnylam Pharmaceuticals Inc.	851,321	54,493
Teleflex Inc.	654,223	53,829
* Centene Corp.	825,662	52,809
* Ariad Pharmaceuticals Inc.	2,797,620	51,476

*	Health Management Associates Inc. Class A	3,932,714	50,339
	Questcor Pharmaceuticals Inc.	858,966	49,820
*	Align Technology Inc.	1,016,157	48,897
*	Theravance Inc.	1,194,102	48,827
*	WellCare Health Plans Inc.	692,790	48,315
*	NPS Pharmaceuticals Inc.	1,452,183	46,194
	HealthSouth Corp.	1,319,405	45,493
*	PAREXEL International Corp.	894,321	44,922
	Techne Corp.	556,767	44,575
	West Pharmaceutical Services Inc.	1,054,562	43,395
*	Team Health Holdings Inc.	1,108,462	42,055
*	Cepheid Inc.	1,073,078	41,893
*	Brookdale Senior Living Inc. Class A	1,578,917	41,526
*	Endo Health Solutions Inc.	908,410	41,278
*	ViroPharma Inc.	1,042,410	40,967
*	Mallinckrodt plc	917,917	40,471
	STERIS Corp.	939,971	40,381
*	Health Net Inc.	1,199,980	38,039
*	Alere Inc.	1,235,565	37,771
*	Bio-Rad Laboratories Inc. Class A	317,732	37,353
*	Charles River Laboratories International Inc.	780,513	36,107
*	Aegerion Pharmaceuticals Inc.	414,251	35,505
	Owens & Minor Inc.	1,006,918	34,829
*	Thoratec Corp.	915,210	34,128
*	LifePoint Hospitals Inc.	718,392	33,499
	Hill-Rom Holdings Inc.	933,396	33,444
*	Medicines Co.	994,357	33,331
*	Bruker Corp.	1,595,467	32,946
*	Haemonetics Corp.	817,626	32,607
*	DexCom Inc.	1,078,679	30,451
^,* Myriad Genetics Inc.		1,279,757	30,074
*	HMS Holdings Corp.	1,396,876	30,047
*	Insulet Corp.	822,488	29,807
*	ACADIA Pharmaceuticals Inc.	1,058,016	29,064
^,* Opko Health Inc.		3,182,741	28,040
	Healthcare Services Group Inc.	1,054,726	27,170
*	Magellan Health Services Inc.	427,024	25,604
*	Prestige Brands Holdings Inc.	814,038	24,519
	Air Methods Corp.	556,744	23,717
*	ImmunoGen Inc.	1,353,956	23,044
*	Celldex Therapeutics Inc.	642,557	22,766
^,* Sarepta Therapeutics Inc.		480,093	22,675
*	Akorn Inc.	1,147,859	22,590
*	Acorda Therapeutics Inc.	647,324	22,190
*	Acadia Healthcare Co. Inc.	562,512	22,180
*	Neogen Corp.	363,875	22,094
	Masimo Corp.	808,965	21,551
*	Impax Laboratories Inc.	1,041,067	21,352
*	Cyberonics Inc.	413,207	20,966
*	Puma Biotechnology Inc.	387,803	20,810
*	Volcano Corp.	868,384	20,772
*	Santarus Inc.	897,532	20,257
*	InterMune Inc.	1,303,594	20,036
*	Wright Medical Group Inc.	748,616	19,524
*	Amsurg Corp. Class A	488,282	19,385
*	Nektar Therapeutics	1,841,586	19,245
*	Clovis Oncology Inc.	311,788	18,950

*	MAKO Surgical Corp.	635,841	18,764
^,* Arena Pharmaceuticals Inc.		3,472,213	18,299
*	Ironwood Pharmaceuticals Inc. Class A	1,516,446	17,970
^	PDL BioPharma Inc.	2,226,957	17,749
*	Hanger Inc.	525,300	17,734
*	NuVasive Inc.	708,809	17,359
*	HeartWare International Inc.	235,482	17,240
*	Molina Healthcare Inc.	472,391	16,817
*	Synageva BioPharma Corp.	263,456	16,679
^,* MannKind Corp.		2,876,438	16,396
	Analogic Corp.	194,871	16,104
	Cantel Medical Corp.	490,067	15,609
*	Globus Medical Inc.	884,961	15,451
*	Endologix Inc.	954,117	15,390
^,* Exelixis Inc.		2,636,187	15,343
*	ArthroCare Corp.	427,018	15,193
*	Halozyme Therapeutics Inc.	1,351,675	14,922
	CONMED Corp.	437,331	14,865
	Meridian Bioscience Inc.	627,249	14,834
*	Auxilium Pharmaceuticals Inc.	785,664	14,323
	Abaxis Inc.	338,442	14,248
*	ICU Medical Inc.	209,694	14,245
*	IPC The Hospitalist Co. Inc.	267,959	13,669
*	Integra LifeSciences Holdings Corp.	335,198	13,492
*	Exact Sciences Corp.	1,124,760	13,283
*	Quidel Corp.	458,439	13,020
^,* Vivus Inc.		1,364,353	12,716
*	Infinity Pharmaceuticals Inc.	725,127	12,653
	Ensign Group Inc.	296,552	12,191
*	HealthStream Inc.	319,942	12,119
*	NxStage Medical Inc.	913,159	12,017
*	Emeritus Corp.	644,780	11,948
*	Luminex Corp.	592,669	11,853
^,* Bio-Reference Labs Inc.		396,160	11,837
*	Pacira Pharmaceuticals Inc.	237,892	11,440
	Kindred Healthcare Inc.	818,442	10,992
*	Momenta Pharmaceuticals Inc.	748,515	10,771
*	Vanguard Health Systems Inc.	495,851	10,418
*	ABIOMED Inc.	530,887	10,124
*	Healthways Inc.	522,047	9,663
*	Optimer Pharmaceuticals Inc.	738,954	9,311
*	BioScrip Inc.	1,024,304	8,993
	Select Medical Holdings Corp.	1,110,408	8,961
*	Tornier NV	456,066	8,816
*	Emergent Biosolutions Inc.	461,552	8,793
*	Lexicon Pharmaceuticals Inc.	3,675,783	8,712
*	Amedisys Inc.	486,376	8,375
^,* Idenix Pharmaceuticals Inc.		1,598,364	8,327
	Invacare Corp.	467,284	8,070
^,* Accuray Inc.		1,072,464	7,926
*	Merit Medical Systems Inc.	643,712	7,808
^	Spectrum Pharmaceuticals Inc.	906,427	7,605
*	Accretive Health Inc.	773,657	7,056
^,* Dendreon Corp.		2,383,400	6,983
*	Corvel Corp.	185,299	6,851
*	Genomic Health Inc.	219,216	6,704
*	Orthofix International NV	309,409	6,454

	National Healthcare Corp.	134,165	6,342
*	Sagent Pharmaceuticals Inc.	302,979	6,181
*	Cadence Pharmaceuticals Inc.	961,818	6,069
^,* Synergy Pharmaceuticals Inc.		1,300,343	5,943
*	Gentiva Health Services Inc.	478,258	5,758
^,* Merrimack Pharmaceuticals Inc.		1,466,410	5,572
*	Rigel Pharmaceuticals Inc.	1,390,904	4,979
^,* Sequenom Inc.		1,835,253	4,900
	Universal American Corp.	612,284	4,666
*	LHC Group Inc.	195,864	4,595
*	Portola Pharmaceuticals Inc.	167,488	4,480
*	Achillion Pharmaceuticals Inc.	1,306,861	3,947
^,* Agios Pharmaceuticals Inc.		98,609	2,757
*	Epizyme Inc.	67,630	2,714
	Warner Chilcott plc Class A	1,976	45
	Enzon Pharmaceuticals Inc.	770	1
*	LipoScience Inc.	120	1
			4,028,986
Industrials (19.8%)
	Towers Watson & Co. Class A	1,039,584	111,194
	Fortune Brands Home & Security Inc.	2,640,918	109,941
	Wabtec Corp.	1,454,916	91,471
	Packaging Corp. of America	1,561,154	89,126
*	Flextronics International Ltd.	9,739,058	88,528
	Lincoln Electric Holdings Inc.	1,307,744	87,122
*	United Rentals Inc.	1,484,036	86,504
	IDEX Corp.	1,300,721	84,872
	Waste Connections Inc.	1,866,253	84,747
	Total System Services Inc.	2,711,995	79,787
	Valspar Corp.	1,241,059	78,720
*	Colfax Corp.	1,376,304	77,747
*	CoStar Group Inc.	432,613	72,636
	Graco Inc.	976,206	72,298
	Carlisle Cos. Inc.	1,010,575	71,033
*	Kirby Corp.	812,774	70,346
*	Oshkosh Corp.	1,383,759	67,776
	PerkinElmer Inc.	1,782,159	67,276
	Jack Henry & Associates Inc.	1,288,662	66,508
*	Genesee & Wyoming Inc. Class A	699,639	65,045
	URS Corp.	1,191,400	64,038
	Nordson Corp.	868,422	63,942
	Bemis Co. Inc.	1,637,371	63,874
	MSC Industrial Direct Co. Inc. Class A	783,119	63,707
	Aptargroup Inc.	1,054,445	63,404
	Acuity Brands Inc.	681,324	62,695
	Sonoco Products Co.	1,597,560	62,209
*	B/E Aerospace Inc.	835,685	61,690
	Global Payments Inc.	1,202,429	61,420
*	Hexcel Corp.	1,582,786	61,412
	Broadridge Financial Solutions Inc.	1,894,291	60,144
	Babcock & Wilcox Co.	1,765,692	59,539
	FEI Co.	664,105	58,308
	Triumph Group Inc.	827,475	58,105
	AO Smith Corp.	1,261,247	57,008
	Trinity Industries Inc.	1,250,516	56,711
*	Terex Corp.	1,682,105	56,519
	Kennametal Inc.	1,238,486	56,475

Valmont Industries Inc.	404,568	56,199
* WEX Inc.	618,011	54,230
Lennox International Inc.	714,868	53,801
* WESCO International Inc.	702,759	53,782
Huntington Ingalls Industries Inc.	791,925	53,376
ITT Corp.	1,436,492	51,642
Alliant Techsystems Inc.	509,410	49,698
Ryder System Inc.	832,455	49,698
Toro Co.	909,284	49,420
Eagle Materials Inc.	670,268	48,628
* Vantiv Inc. Class A	1,734,030	48,449
* Genpact Ltd.	2,556,313	48,263
* NeuStar Inc. Class A	972,751	48,132
* Clean Harbors Inc.	819,665	48,082
* Teledyne Technologies Inc.	565,752	48,049
* AECOM Technology Corp.	1,523,543	47,641
* Old Dominion Freight Line Inc.	1,028,071	47,281
Exelis Inc.	2,995,812	47,064
* Spirit Aerosystems Holdings Inc. Class A	1,919,787	46,536
Generac Holdings Inc.	1,088,697	46,422
MAXIMUS Inc.	1,030,629	46,420
Regal-Beloit Corp.	680,930	46,256
EnerSys Inc.	757,627	45,935
RR Donnelley & Sons Co.	2,890,599	45,671
Crane Co.	739,068	45,578
Belden Inc.	693,587	44,424
CLARCOR Inc.	793,739	44,076
Actuant Corp. Class A	1,107,046	42,998
Lender Processing Services Inc.	1,289,299	42,895
* USG Corp.	1,468,156	41,960
Manitowoc Co. Inc.	2,124,446	41,597
Cognex Corp.	1,314,738	41,230
* Foster Wheeler AG	1,561,258	41,124
World Fuel Services Corp.	1,099,781	41,033
Landstar System Inc.	727,078	40,702
Woodward Inc.	974,172	39,775
EMCOR Group Inc.	1,014,011	39,678
* Louisiana-Pacific Corp.	2,232,194	39,264
* Owens-Illinois Inc.	1,307,311	39,245
* CoreLogic Inc.	1,444,892	39,084
Corporate Executive Board Co.	534,353	38,805
* Moog Inc. Class A	661,066	38,785
Con-way Inc.	898,740	38,727
* Anixter International Inc.	440,036	38,574
Watsco Inc.	405,467	38,223
Covanta Holding Corp.	1,762,519	37,683
* Zebra Technologies Corp.	807,601	36,770
* Esterline Technologies Corp.	449,191	35,886
* DigitalGlobe Inc.	1,131,656	35,783
GATX Corp.	735,000	34,927
* Advisory Board Co.	570,222	33,917
* Armstrong World Industries Inc.	611,948	33,633
Deluxe Corp.	801,670	33,398
Silgan Holdings Inc.	706,029	33,183
Air Lease Corp. Class A	1,192,198	32,976
Harsco Corp.	1,283,272	31,953
Curtiss-Wright Corp.	673,907	31,647

	Applied Industrial Technologies Inc.	604,265	31,120
*	Graphic Packaging Holding Co.	3,603,883	30,849
^,* Navistar International Corp.		831,562	30,335
*	Euronet Worldwide Inc.	756,383	30,104
^	IPG Photonics Corp.	532,900	30,008
*	MasTec Inc.	981,395	29,736
*	MWI Veterinary Supply Inc.	193,384	28,884
	Littelfuse Inc.	356,490	27,885
	Convergys Corp.	1,485,436	27,852
*	Vishay Intertechnology Inc.	2,091,684	26,962
*	Swift Transportation Co.	1,324,819	26,748
^,* VistaPrint NV		470,680	26,603
*	Tetra Tech Inc.	1,026,030	26,564
*	Cardtronics Inc.	714,441	26,506
	United Stationers Inc.	602,713	26,218
	Mine Safety Appliances Co.	502,522	25,935
*	On Assignment Inc.	767,249	25,319
*	Itron Inc.	591,094	25,317
	TAL International Group Inc.	538,412	25,160
	Barnes Group Inc.	708,986	24,758
	Watts Water Technologies Inc. Class A	433,113	24,415
*	RBC Bearings Inc.	366,928	24,177
	General Cable Corp.	751,974	23,875
	UniFirst Corp.	228,453	23,855
	Franklin Electric Co. Inc.	605,074	23,840
*	Berry Plastics Group Inc.	1,192,087	23,806
	Mueller Industries Inc.	425,082	23,664
	HEICO Corp.	349,287	23,661
*	Trimas Corp.	633,592	23,633
*	Sanmina Corp.	1,330,324	23,267
*	FTI Consulting Inc.	612,985	23,171
*	Proto Labs Inc.	302,326	23,095
	Coherent Inc.	369,426	22,701
*	Texas Industries Inc.	341,244	22,628
*	Mobile Mini Inc.	662,833	22,576
*	OSI Systems Inc.	301,877	22,481
^,* Outerwall Inc.		446,361	22,314
	Brady Corp. Class A	727,467	22,188
	Heartland Payment Systems Inc.	556,273	22,095
*	Veeco Instruments Inc.	591,728	22,030
*	Hub Group Inc. Class A	558,864	21,924
	Brink's Co.	767,200	21,712
*	PHH Corp.	909,074	21,581
	Simpson Manufacturing Co. Inc.	656,679	21,388
	UTi Worldwide Inc.	1,413,823	21,363
*	Orbital Sciences Corp.	957,131	20,272
	Mueller Water Products Inc. Class A	2,515,600	20,100
*	EnPro Industries Inc.	333,062	20,054
*	Universal Display Corp.	625,047	20,020
*	Plexus Corp.	536,912	19,973
	Greif Inc. Class A	404,965	19,855
	ABM Industries Inc.	745,504	19,845
*	Benchmark Electronics Inc.	864,338	19,785
	Forward Air Corp.	486,435	19,628
*	Huron Consulting Group Inc.	370,035	19,468
^	Sturm Ruger & Co. Inc.	307,622	19,266
*	HD Supply Holdings Inc.	874,814	19,220

Raven Industries Inc.	578,827	18,933
* Atlas Air Worldwide Holdings Inc.	401,552	18,516
Tennant Co.	292,713	18,148
HEICO Corp. Class A	359,638	18,032
Kaydon Corp.	506,118	17,977
G&K Services Inc. Class A	297,536	17,968
Aircastle Ltd.	1,028,087	17,899
Matson Inc.	679,660	17,827
CIRCOR International Inc.	279,597	17,385
EVERTEC Inc.	781,800	17,364
Acacia Research Corp.	752,773	17,359
* Wesco Aircraft Holdings Inc.	824,063	17,248
Cubic Corp.	319,042	17,126
Granite Construction Inc.	556,511	17,029
* II-VI Inc.	892,876	16,804
* Korn/Ferry International	783,623	16,770
* Rogers Corp.	275,211	16,370
AAR Corp.	598,298	16,351
Kaman Corp.	430,528	16,300
Albany International Corp.	451,727	16,203
Werner Enterprises Inc.	694,094	16,193
AZZ Inc.	385,011	16,117
MTS Systems Corp.	248,223	15,973
Otter Tail Corp.	576,913	15,923
Lindsay Corp.	194,361	15,864
Knight Transportation Inc.	954,748	15,772
* TrueBlue Inc.	650,552	15,620
* GrafTech International Ltd.	1,825,848	15,428
Primoris Services Corp.	574,235	14,626
* Aegion Corp. Class A	615,227	14,599
Exponent Inc.	198,391	14,252
* ExlService Holdings Inc.	494,692	14,089
McGrath RentCorp	387,321	13,827
Insperity Inc.	366,611	13,785
* LifeLock Inc.	917,561	13,607
Textainer Group Holdings Ltd.	358,279	13,568
ESCO Technologies Inc.	399,541	13,277
* Greatbatch Inc.	382,810	13,027
* Tutor Perini Corp.	609,547	12,996
* Trex Co. Inc.	260,285	12,892
* Rexnord Corp.	619,775	12,891
Apogee Enterprises Inc.	434,288	12,890
* Measurement Specialties Inc.	237,590	12,887
Sun Hydraulics Corp.	354,894	12,865
Booz Allen Hamilton Holding Corp.	660,977	12,770
* Wabash National Corp.	1,089,625	12,705
Universal Forest Products Inc.	300,647	12,657
* H&E Equipment Services Inc.	476,295	12,650
* Team Inc.	311,110	12,367
* Navigant Consulting Inc.	794,779	12,287
* Meritor Inc.	1,550,200	12,185
* WageWorks Inc.	241,494	12,183
Quad/Graphics Inc.	400,274	12,152
Standex International Corp.	201,901	11,993
* Roadrunner Transportation Systems Inc.	416,472	11,761
* ExamWorks Group Inc.	451,055	11,723
Encore Wire Corp.	295,982	11,674

	AAON Inc.	438,214	11,639
*	Imperva Inc.	276,329	11,611
*	DXP Enterprises Inc.	146,891	11,600
	Hyster-Yale Materials Handling Inc.	129,266	11,591
	Heartland Express Inc.	809,726	11,490
*	FARO Technologies Inc.	272,148	11,476
*	Sykes Enterprises Inc.	630,572	11,294
	Quanex Building Products Corp.	589,659	11,103
*	Thermon Group Holdings Inc.	475,569	10,990
	Altra Holdings Inc.	408,069	10,981
	ManTech International Corp.Class A	381,245	10,965
^,* Smith & Wesson Holding Corp.		996,778	10,955
*	Checkpoint Systems Inc.	655,320	10,944
	John Bean Technologies Corp.	437,581	10,887
*	Rofin-Sinar Technologies Inc.	448,662	10,862
	AVX Corp.	804,815	10,567
	Materion Corp.	327,430	10,497
	Astec Industries Inc.	290,802	10,457
	Schnitzer Steel Industries Inc.	375,679	10,346
*	RPX Corp.	580,432	10,175
*	Boise Cascade Co.	375,670	10,124
	Badger Meter Inc.	217,079	10,094
	Arkansas Best Corp.	388,856	9,982
	Kelly Services Inc. Class A	495,378	9,645
*	Greenbrier Cos. Inc.	389,722	9,638
	Comfort Systems USA Inc.	564,124	9,483
	Gorman-Rupp Co.	233,819	9,381
*	Newport Corp.	592,646	9,263
*	Nortek Inc.	134,501	9,242
	Park Electrochemical Corp.	314,785	9,019
	Griffon Corp.	711,739	8,925
*	TTM Technologies Inc.	854,448	8,331
	Resources Connection Inc.	602,771	8,180
	Black Box Corp.	255,393	7,825
	Landauer Inc.	151,464	7,762
*	Monster Worldwide Inc.	1,708,459	7,551
	Kforce Inc.	426,707	7,548
*	Bazaarvoice Inc.	830,923	7,545
	American Science & Engineering Inc.	124,247	7,493
*	Consolidated Graphics Inc.	130,951	7,341
*	TeleTech Holdings Inc.	283,198	7,105
*	Aerovironment Inc.	287,397	6,639
*	CAI International Inc.	283,788	6,604
*	InnerWorkings Inc.	648,459	6,368
*	Air Transport Services Group Inc.	823,041	6,165
*	Layne Christensen Co.	301,811	6,024
^	American Railcar Industries Inc.	152,814	5,995
^,* Nuverra Environmental Solutions Inc.		2,480,599	5,681
*	Dice Holdings Inc.	657,538	5,596
*	Taminco Corp.	264,085	5,361
	Electro Scientific Industries Inc.	405,341	4,747
	Greif Inc. Class B	87,948	4,683
*	Mistras Group Inc.	249,555	4,242
*	Ply Gem Holdings Inc.	266,300	3,723
*	Higher One Holdings Inc.	483,963	3,712
*	M/A-COM Technology Solutions Holdings Inc.	184,213	3,135
*	Multi-Fineline Electronix Inc.	133,497	2,165

*	Aeroflex Holding Corp.	268,967	1,893
*	Viasystems Group Inc.	65,441	946
	Rock Tenn Co. Class A	1,490	151
*	FleetCor Technologies Inc.	1,341	148
	Macquarie Infrastructure Co. LLC	2,030	109
^,* Swisher Hygiene Inc.		129,123	78
*	Kemet Corp.	880	4
			7,861,634
Oil & Gas (5.4%)
*	Oil States International Inc.	877,407	90,777
*	Gulfport Energy Corp.	1,233,717	79,377
*	Dril-Quip Inc.	582,263	66,815
*	Superior Energy Services Inc.	2,538,375	63,561
*	Oasis Petroleum Inc.	1,264,873	62,143
*	WPX Energy Inc.	3,191,153	61,462
*	Chart Industries Inc.	482,700	59,391
*	Newfield Exploration Co.	2,155,951	59,008
*	Atwood Oceanics Inc.	966,676	53,206
*	Rosetta Resources Inc.	972,205	52,946
*	Kodiak Oil & Gas Corp.	4,224,845	50,952
	Patterson-UTI Energy Inc.	2,226,680	47,606
^,* Ultra Petroleum Corp.		2,309,066	47,497
	Tidewater Inc.	788,054	46,724
	Targa Resources Corp.	606,012	44,215
*	First Solar Inc.	1,087,745	43,738
^,* SandRidge Energy Inc.		7,416,300	43,459
*	Helix Energy Solutions Group Inc.	1,598,263	40,548
	Bristow Group Inc.	549,501	39,982
	SemGroup Corp. Class A	674,983	38,488
*	Unit Corp.	781,222	36,319
*	MRC Global Inc.	1,295,062	34,708
	Energy XXI Bermuda Ltd.	1,145,702	34,600
*	PDC Energy Inc.	555,569	33,079
	Berry Petroleum Co. Class A	754,142	32,526
^	CARBO Ceramics Inc.	312,068	30,929
*	Hornbeck Offshore Services Inc.	515,769	29,626
*	McDermott International Inc.	3,763,607	27,964
	SEACOR Holdings Inc.	305,662	27,644
*	Laredo Petroleum Holdings Inc.	906,790	26,914
*	Exterran Holdings Inc.	941,910	25,968
^	Western Refining Inc.	831,253	24,971
*	Stone Energy Corp.	755,782	24,510
*	Bonanza Creek Energy Inc.	480,635	23,195
*	EPL Oil & Gas Inc.	590,082	21,898
*	Carrizo Oil & Gas Inc.	585,535	21,846
*	Forum Energy Technologies Inc.	734,996	19,852
	Gulfmark Offshore Inc.	388,797	19,786
*	Bill Barrett Corp.	736,167	18,485
^,* SunPower Corp. Class A		675,092	17,660
*	Geospace Technologies Corp.	205,387	17,314
*	Diamondback Energy Inc.	403,835	17,219
*	Rex Energy Corp.	767,345	17,112
*	Flotek Industries Inc.	733,453	16,869
*	Newpark Resources Inc.	1,322,644	16,745
^	RPC Inc.	1,046,848	16,195
^,* Sanchez Energy Corp.		607,290	16,039
^,* GT Advanced Technologies Inc.		1,868,580	15,902

^,* Halcon Resources Corp.		3,570,802	15,819
^,* Magnum Hunter Resources Corp.		2,451,579	15,126
*	Key Energy Services Inc.	2,061,398	15,028
*	Hercules Offshore Inc.	2,033,071	14,984
*	TETRA Technologies Inc.	1,189,712	14,907
*	Approach Resources Inc.	558,525	14,678
^	PBF Energy Inc. Class A	629,630	14,135
*	C&J Energy Services Inc.	693,274	13,921
	Crosstex Energy Inc.	645,281	13,480
*	Matador Resources Co.	818,869	13,372
*	Northern Oil and Gas Inc.	913,586	13,183
	Delek US Holdings Inc.	621,263	13,102
^	EXCO Resources Inc.	1,903,521	12,830
*	Forest Oil Corp.	1,910,257	11,653
	Comstock Resources Inc.	691,726	11,005
*	Goodrich Petroleum Corp.	439,133	10,667
	CVR Energy Inc.	276,538	10,652
*	Parker Drilling Co.	1,821,912	10,385
*	ION Geophysical Corp.	1,873,867	9,744
	W&T Offshore Inc.	538,834	9,548
*	Resolute Energy Corp.	1,100,408	9,199
*	Athlon Energy Inc.	260,705	8,525
*	Tesco Corp.	496,919	8,234
*	Basic Energy Services Inc.	638,027	8,065
	Contango Oil & Gas Co.	217,481	7,992
*	Swift Energy Co.	655,589	7,487
*	Pioneer Energy Services Corp.	993,007	7,457
^,* Solazyme Inc.		594,550	6,403
*	Penn Virginia Corp.	890,793	5,924
*	Willbros Group Inc.	637,109	5,849
*	Clayton Williams Energy Inc.	97,394	5,110
*	Vantage Drilling Co.	2,904,249	5,024
*	Quicksilver Resources Inc.	1,985,870	3,912
	Alon USA Energy Inc.	352,163	3,596
*	PetroQuest Energy Inc.	884,381	3,546
*	Jones Energy Inc.	178,535	2,930
*	BPZ Resources Inc.	1,499,459	2,924
*	Midstates Petroleum Co. Inc.	490,681	2,517
*	Cheniere Energy Inc.	4,481	153
*	Harvest Natural Resources Inc.	770	4
*	Magnum Hunter Resources Corp. Warrants Exp. 10/14/2013	108,217	1
			2,120,841
Other (0.0%)
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	297,875	283
Technology (11.3%)
*	NCR Corp.	2,640,862	104,605
*	Concur Technologies Inc.	713,050	78,792
^,* 3D Systems Corp.		1,454,973	78,554
*	Splunk Inc.	1,155,853	69,397
	IAC/InterActiveCorp	1,228,090	67,140
*	CommVault Systems Inc.	706,217	62,027
*	Ultimate Software Group Inc.	420,659	62,005
*	Leidos Holdings Inc.	1,359,534	61,886
*	Cadence Design Systems Inc.	4,516,752	60,976
*	athenahealth Inc.	556,879	60,455
	Pitney Bowes Inc.	3,210,633	58,401
	Solera Holdings Inc.	1,094,591	57,871

*	Brocade Communications Systems Inc.	7,035,038	56,632
*	Ingram Micro Inc.	2,430,176	56,016
*	JDS Uniphase Corp.	3,778,894	55,588
*	PTC Inc.	1,894,241	53,853
*	Aspen Technology Inc.	1,485,710	51,331
*	Teradyne Inc.	3,045,864	50,318
*	Atmel Corp.	6,462,269	48,079
	Mentor Graphics Corp.	1,802,178	42,117
*	Tyler Technologies Inc.	481,172	42,088
*	SS&C Technologies Holdings Inc.	1,102,049	41,988
*	Fortinet Inc.	2,069,197	41,922
*	ViaSat Inc.	650,519	41,471
*	Ciena Corp.	1,640,407	40,977
*	Qlik Technologies Inc.	1,188,047	40,679
	AOL Inc.	1,160,347	40,125
*	Allscripts Healthcare Solutions Inc.	2,691,133	40,017
*	Medidata Solutions Inc.	403,091	39,878
*	VeriFone Systems Inc.	1,737,745	39,725
*	Guidewire Software Inc.	821,896	38,720
^,* Advanced Micro Devices Inc.		9,736,352	36,998
	Compuware Corp.	3,244,033	36,333
*	Sourcefire Inc.	477,328	36,239
*	Riverbed Technology Inc.	2,482,475	36,219
	DST Systems Inc.	479,161	36,134
*	Microsemi Corp.	1,482,329	35,946
*	SolarWinds Inc.	1,019,724	35,752
	Diebold Inc.	1,183,662	34,752
	j2 Global Inc.	699,190	34,624
*	ACI Worldwide Inc.	629,044	34,006
*	Informatica Corp.	860,917	33,550
	Lexmark International Inc. Class A	995,791	32,861
*	Finisar Corp.	1,448,265	32,774
*	Semtech Corp.	1,082,641	32,468
	Plantronics Inc.	698,336	32,158
*	Cavium Inc.	779,572	32,118
*	Cornerstone OnDemand Inc.	613,334	31,550
*	Verint Systems Inc.	848,235	31,436
*	Rovi Corp.	1,616,793	30,994
	Fair Isaac Corp.	560,012	30,957
*	MICROS Systems Inc.	609,348	30,431
*	ARRIS Group Inc.	1,758,323	29,997
*	SunEdison Inc.	3,750,759	29,894
*	Dealertrack Technologies Inc.	695,934	29,814
*	Polycom Inc.	2,698,648	29,469
*	Manhattan Associates Inc.	307,182	29,321
*	EchoStar Corp. Class A	667,023	29,309
*	Aruba Networks Inc.	1,725,471	28,712
*	Tech Data Corp.	570,680	28,483
*	Palo Alto Networks Inc.	621,478	28,476
	Blackbaud Inc.	727,743	28,411
*	Fairchild Semiconductor International Inc. Class A	2,030,031	28,197
*	International Rectifier Corp.	1,126,141	27,895
*	Hittite Microwave Corp.	426,301	27,859
*	Sapient Corp.	1,779,064	27,700
*	Science Applications International Corp.	776,870	26,219
*	ON Semiconductor Corp.	3,578,535	26,123
*	Silicon Laboratories Inc.	611,559	26,120

*	SYNNEX Corp.	418,114	25,693
*	CACI International Inc. Class A	370,008	25,571
*	NetSuite Inc.	236,583	25,537
	InterDigital Inc.	655,123	24,456
	Power Integrations Inc.	447,446	24,229
*	Infoblox Inc.	575,446	24,065
*	RF Micro Devices Inc.	4,251,634	23,979
*	Synaptics Inc.	532,140	23,563
*	MedAssets Inc.	924,762	23,507
	ADTRAN Inc.	879,852	23,439
*	Electronics For Imaging Inc.	738,350	23,391
*	Web.com Group Inc.	721,611	23,337
*	Cirrus Logic Inc.	1,009,474	22,895
	Intersil Corp. Class A	2,023,321	22,722
	MKS Instruments Inc.	845,709	22,487
*	Entegris Inc.	2,212,317	22,455
	Cogent Communications Group Inc.	677,072	21,836
	NIC Inc.	929,362	21,478
*	Progress Software Corp.	817,796	21,165
	Advent Software Inc.	665,238	21,121
*	TriQuint Semiconductor Inc.	2,490,287	20,246
*	FleetMatics Group plc	538,589	20,224
*	Integrated Device Technology Inc.	2,145,919	20,215
*	Infinera Corp.	1,784,393	20,181
	Cypress Semiconductor Corp.	2,133,893	19,931
*	NETGEAR Inc.	615,143	18,983
	Syntel Inc.	233,487	18,702
*	RealPage Inc.	796,515	18,447
*	PMC - Sierra Inc.	2,765,375	18,307
*	Synchronoss Technologies Inc.	479,222	18,239
*	Fusion-io Inc.	1,354,364	18,135
*	Unisys Corp.	694,317	17,490
*	Freescale Semiconductor Ltd.	1,022,972	17,032
^,* InvenSense Inc.		960,931	16,932
	Monotype Imaging Holdings Inc.	584,819	16,761
*	Demandware Inc.	359,816	16,670
	Monolithic Power Systems Inc.	538,929	16,319
*	Interactive Intelligence Group Inc.	254,892	16,183
*	Bottomline Technologies de Inc.	575,089	16,033
*	Rambus Inc.	1,699,596	15,976
*	ScanSource Inc.	446,561	15,451
	Quality Systems Inc.	710,945	15,449
*	QLogic Corp.	1,395,116	15,263
*	Sonus Networks Inc.	4,499,673	15,209
*	Ixia	966,266	15,141
*	Applied Micro Circuits Corp.	1,162,955	15,002
*	MicroStrategy Inc. Class A	144,295	14,972
	Tessera Technologies Inc.	771,739	14,933
*	BroadSoft Inc.	402,558	14,504
*	Netscout Systems Inc.	559,420	14,304
*	Dycom Industries Inc.	502,892	14,076
*	iGATE Corp.	506,762	14,068
*	EPAM Systems Inc.	402,943	13,902
*	Kulicke & Soffa Industries Inc.	1,197,532	13,832
*	Diodes Inc.	555,920	13,620
*	Cabot Microelectronics Corp.	351,971	13,558
*	OmniVision Technologies Inc.	884,312	13,539

*	Blucora Inc.	589,125	13,538
*	Ruckus Wireless Inc.	799,716	13,459
^,* VirnetX Holding Corp.		651,660	13,294
*	Tangoe Inc.	537,458	12,824
*	Ellie Mae Inc.	399,990	12,804
	CSG Systems International Inc.	510,847	12,797
*	ATMI Inc.	482,080	12,785
*	Insight Enterprises Inc.	673,497	12,743
*	Ultratech Inc.	419,690	12,717
	Loral Space & Communications Inc.	187,343	12,689
*	Harmonic Inc.	1,609,242	12,375
	United Online Inc.	1,472,014	11,747
	Tellabs Inc.	5,092,328	11,560
*	LogMeIn Inc.	366,660	11,385
*	Comverse Inc.	353,254	11,286
*	Shutterstock Inc.	154,255	11,217
	Pegasystems Inc.	271,505	10,809
*	Emulex Corp.	1,381,369	10,719
*	Tableau Software Inc. Class A	149,645	10,661
*	Responsys Inc.	640,741	10,572
*	Advanced Energy Industries Inc.	600,070	10,513
*	Active Network Inc.	697,595	9,983
	Computer Programs & Systems Inc.	167,457	9,796
	Brooks Automation Inc.	1,004,550	9,352
*	CDW Corp.	409,326	9,345
	Ubiquiti Networks Inc.	277,122	9,309
*	Digital River Inc.	517,678	9,251
*	Volterra Semiconductor Corp.	399,757	9,194
*	Amkor Technology Inc.	2,076,695	8,909
*	Silicon Graphics International Corp.	538,069	8,744
*	Lattice Semiconductor Corp.	1,846,987	8,238
*	ICG Group Inc.	567,823	8,057
*	Spansion Inc. Class A	794,115	8,013
*	Calix Inc.	591,610	7,531
	West Corp.	332,332	7,368
*	LivePerson Inc.	773,701	7,304
	Forrester Research Inc.	192,793	7,087
*	Super Micro Computer Inc.	507,689	6,874
*	Jive Software Inc.	546,801	6,835
	Micrel Inc.	735,812	6,703
*	IntraLinks Holdings Inc.	752,528	6,622
*	Silicon Image Inc.	1,229,557	6,566
	Epiq Systems Inc.	491,483	6,497
*	Cvent Inc.	184,101	6,475
*	Ceva Inc.	351,055	6,056
	Comtech Telecommunications Corp.	247,829	6,027
*	Entropic Communications Inc.	1,370,068	6,001
*	FormFactor Inc.	863,102	5,921
*	Vocera Communications Inc.	316,110	5,880
*	Marketo Inc.	179,558	5,724
*	Textura Corp.	126,796	5,462
^	Ebix Inc.	513,408	5,103
*	Mercury Systems Inc.	502,143	5,016
*	Gigamon Inc.	120,945	4,673
*	Quantum Corp.	3,326,210	4,590
*	Pendrell Corp.	2,361,315	4,581
^,* Greenway Medical Technologies		213,432	4,407

*	Inphi Corp.	304,273	4,086
*	ChannelAdvisor Corp.	103,063	3,775
^,* Millennial Media Inc.		453,255	3,205
*	Gogo Inc.	133,434	2,371
	Systemax Inc.	204,444	1,895
*	FireEye Inc.	28,754	1,194
*	Premier Inc. Class A	34,997	1,109
*	Limelight Networks Inc.	424,814	820
*	RingCentral Inc. Class A	24,307	438
*	Violin Memory Inc.	52,254	384
*	Rocket Fuel Inc.	6,534	351
*	Silver Spring Networks Inc.	190	3
			4,474,306
Telecommunications (0.7%)
*	Level 3 Communications Inc.	2,656,180	70,894
*	tw telecom inc Class A	2,317,577	69,214
	Telephone & Data Systems Inc.	1,448,123	42,792
^,* NII Holdings Inc.		2,606,137	15,819
*	Leap Wireless International Inc.	883,567	13,952
	Consolidated Communications Holdings Inc.	606,193	10,451
	United States Cellular Corp.	202,312	9,211
*	Cincinnati Bell Inc.	3,309,329	9,001
*	Vonage Holdings Corp.	2,675,262	8,400
	EarthLink Inc.	1,638,627	8,111
*	Intelsat SA	334,540	8,029
	Atlantic Tele-Network Inc.	150,158	7,828
*	Iridium Communications Inc.	914,239	6,290
			279,992
Utilities (3.5%)
	NV Energy Inc.	3,747,830	88,486
	AGL Resources Inc.	1,886,686	86,844
	ITC Holdings Corp.	834,461	78,323
	UGI Corp.	1,815,133	71,026
	Aqua America Inc.	2,807,272	69,424
	Questar Corp.	2,785,600	62,648
^	Westar Energy Inc. Class A	2,020,799	61,938
	Atmos Energy Corp.	1,441,982	61,414
	Great Plains Energy Inc.	2,446,552	54,313
	Vectren Corp.	1,309,547	43,673
	Cleco Corp.	961,712	43,123
	Piedmont Natural Gas Co. Inc.	1,207,927	39,717
	Hawaiian Electric Industries Inc.	1,576,954	39,582
	IDACORP Inc.	799,108	38,677
	Southwest Gas Corp.	737,178	36,859
	Black Hills Corp.	708,170	35,309
	WGL Holdings Inc.	823,106	35,155
	Portland General Electric Co.	1,230,737	34,744
	UIL Holdings Corp.	886,353	32,955
	ALLETE Inc.	638,721	30,850
	South Jersey Industries Inc.	508,788	29,805
	UNS Energy Corp.	626,882	29,225
^,* Dynegy Inc.		1,511,825	29,208
	New Jersey Resources Corp.	658,326	28,999
	PNM Resources Inc.	1,267,136	28,675
	NorthWestern Corp.	611,830	27,483
	Avista Corp.	954,265	25,193

Laclede Group Inc.			494,139	22,236
El Paso Electric Co.			640,394	21,389
MGE Energy Inc.			367,684	20,057
Northwest Natural Gas Co.			429,051	18,012
American States Water Co.			615,477	16,963
Empire District Electric Co.			681,727	14,766
California Water Service Group			721,392	14,659
Atlantic Power Corp.			1,908,196	8,224
Ormat Technologies Inc.			289,054	7,738
				1,387,692
Total Common Stocks (Cost $29,455,488)				39,365,994
	Coupon
Temporary Cash Investments (2.0%)[1]
Money Market Fund (1.9%)
[2,3] Vanguard Market Liquidity Fund	0.112%		786,762,420	786,762

		Maturity
		Date
U.S. Government and Agency Obligations (0.1%)
4 Fannie Mae Discount Notes	0.100%	11/13/13	2,000	2,000
[5,6] Federal Home Loan Bank Discount Notes	0.055%	11/29/13	7,400	7,399
[4,6] Freddie Mac Discount Notes	0.110%	11/19/13	3,000	2,999
[4,6] Freddie Mac Discount Notes	0.085%	3/3/14	7,500	7,495
				19,893
Total Temporary Cash Investments (Cost $806,659)				806,655
Total Investments (101.3%) (Cost $30,262,147)				40,172,649
Other Assets and Liabilities-Net (-1.3%)[3]				(508,948)
Net Assets (100%)				39,663,701

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $406,883,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.1% and 1.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $432,889,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $15,443,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued

Small-Cap Index Fund

using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	39,365,711	—	283
Temporary Cash Investments	786,762	19,893	—
Future Contracts—Liabilities[1]	(152)	—	—
Total	40,152,321	19,893	283
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Small-Cap Index Fund

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	December 2013	2,387	255,743	2,049
E-mini S&P MIDCAP 400 Index	December 2013	500	62,030	(7)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2013, the cost of investment securities for tax purposes was $30,263,047,000.

Net unrealized appreciation of investment securities for tax purposes was $9,909,602,000, consisting of unrealized gains of $11,079,360,000 on securities that had risen in value since their purchase and $1,169,758,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Value Index Fund

Schedule of Investments
As of September 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Basic Materials (5.8%)
	Rockwood Holdings Inc.	610,902	40,869
	RPM International Inc.	1,086,057	39,315
	Steel Dynamics Inc.	1,715,534	28,667
	Allegheny Technologies Inc.	882,030	26,920
^	Cliffs Natural Resources Inc.	1,251,158	25,649
^	United States Steel Corp.	1,181,782	24,333
	Cytec Industries Inc.	298,445	24,281
	PolyOne Corp.	752,501	23,109
	Axiall Corp.	570,852	21,572
	Compass Minerals International Inc.	273,337	20,847
	Domtar Corp.	262,215	20,825
	Cabot Corp.	469,554	20,055
	Sensient Technologies Corp.	408,803	19,578
	HB Fuller Co.	410,315	18,542
*	Chemtura Corp.	805,568	18,520
	Commercial Metals Co.	955,751	16,200
	Olin Corp.	655,195	15,115
	Worthington Industries Inc.	431,710	14,864
	Minerals Technologies Inc.	283,122	13,978
	Tronox Ltd. Class A	508,961	12,454
*	Alpha Natural Resources Inc.	1,805,086	10,758
	Kaiser Aluminum Corp.	145,119	10,340
	PH Glatfelter Co.	351,989	9,528
	Innophos Holdings Inc.	179,450	9,471
	Boise Inc.	741,713	9,346
*	SunCoke Energy Inc.	543,292	9,236
	Stepan Co.	154,102	8,896
*	OM Group Inc.	261,066	8,819
	Westlake Chemical Corp.	81,807	8,562
	Innospec Inc.	182,777	8,528
*	Clearwater Paper Corp.	170,660	8,152
	Quaker Chemical Corp.	102,108	7,459
*	Cloud Peak Energy Inc.	496,942	7,290
*	Resolute Forest Products Inc.	541,936	7,164
^	Arch Coal Inc.	1,733,976	7,127
	Koppers Holdings Inc.	160,870	6,861
	A Schulman Inc.	228,216	6,723
	AMCOL International Corp.	198,541	6,488
*	Ferro Corp.	707,475	6,445
	Tredegar Corp.	210,764	5,480
*	LSB Industries Inc.	155,757	5,223
*	Kraton Performance Polymers Inc.	265,691	5,205
	Walter Energy Inc.	258,038	3,620
*	Century Aluminum Co.	434,428	3,497
	Intrepid Potash Inc.	201,182	3,155
	Deltic Timber Corp.	46,692	3,042
	Kronos Worldwide Inc.	191,465	2,966
^,* AK Steel Holding Corp.		528,948	1,984
	NL Industries Inc.	59,609	677

	Noranda Aluminum Holding Corp.	142,206	350
			638,085
Consumer Goods (7.7%)
	Hanesbrands Inc.	809,609	50,447
*	Jarden Corp.	991,465	47,987
	Snap-on Inc.	475,680	47,330
*	Goodyear Tire & Rubber Co.	2,011,577	45,160
	Ingredion Inc.	634,144	41,961
	Leggett & Platt Inc.	1,161,425	35,017
	Tupperware Brands Corp.	380,644	32,876
	Hillshire Brands Co.	1,008,476	31,001
*	Visteon Corp.	409,311	30,960
	Dana Holding Corp.	1,201,031	27,431
*	Tenneco Inc.	499,799	25,240
	Thor Industries Inc.	368,894	21,411
	Scotts Miracle-Gro Co. Class A	379,237	20,869
*	TreeHouse Foods Inc.	282,728	18,895
	Cooper Tire & Rubber Co.	506,685	15,606
	Flowers Foods Inc.	723,331	15,508
	Schweitzer-Mauduit International Inc.	243,595	14,745
	Dean Foods Co.	729,130	14,072
*	Iconix Brand Group Inc.	420,896	13,982
	HNI Corp.	370,820	13,416
	Herman Miller Inc.	457,263	13,343
	KB Home	683,858	12,323
	Spectrum Brands Holdings Inc.	170,472	11,224
*	Take-Two Interactive Software Inc.	608,836	11,056
	Sanderson Farms Inc.	169,218	11,040
*	Helen of Troy Ltd.	248,148	10,968
*	American Axle & Manufacturing Holdings Inc.	551,198	10,870
	Steelcase Inc. Class A	647,349	10,759
*	Post Holdings Inc.	253,640	10,239
	Andersons Inc.	145,049	10,139
*	Skechers U.S.A. Inc. Class A	322,099	10,020
	La-Z-Boy Inc.	428,461	9,730
	Universal Corp.	179,916	9,163
	Jones Group Inc.	586,717	8,807
	Fresh Del Monte Produce Inc.	294,033	8,727
	Pinnacle Foods Inc.	287,052	7,598
	Briggs & Stratton Corp.	371,407	7,473
*	Pilgrim's Pride Corp.	423,217	7,106
	Columbia Sportswear Co.	112,357	6,767
*	Quiksilver Inc.	958,337	6,737
	Seaboard Corp.	2,429	6,675
	Movado Group Inc.	146,096	6,392
	Knoll Inc.	373,837	6,333
*	ACCO Brands Corp.	928,241	6,163
	Titan International Inc.	415,503	6,083
*	Dole Food Co. Inc.	440,581	6,001
*	Modine Manufacturing Co.	391,335	5,725
	Cal-Maine Foods Inc.	115,346	5,548
^,* Hovnanian Enterprises Inc. Class A		915,271	4,787
	Tootsie Roll Industries Inc.	152,711	4,707
*	Chiquita Brands International Inc.	361,058	4,571
	Inter Parfums Inc.	139,336	4,179
*	Federal-Mogul Corp.	245,984	4,130
*	Elizabeth Arden Inc.	102,959	3,801

	Superior Industries International Inc.	203,573	3,630
	National Presto Industries Inc.	42,729	3,009
*	Revlon Inc. Class A	101,809	2,827
*	Maidenform Brands Inc.	91,535	2,150
^,* Diamond Foods Inc.		88,075	2,077
*	Central Garden and Pet Co. Class A	264,424	1,811
*	Central Garden and Pet Co.	87,163	614
^	JAKKS Pacific Inc.	68,297	307
			849,523
Consumer Services (12.6%)
	Gannett Co. Inc.	1,873,814	50,199
	Omnicare Inc.	846,132	46,960
	GameStop Corp. Class A	913,835	45,372
	Foot Locker Inc.	1,232,930	41,846
	Alaska Air Group Inc.	571,489	35,787
*	Rite Aid Corp.	7,438,961	35,409
	Service Corp. International	1,646,768	30,663
*	US Airways Group Inc.	1,490,463	28,259
	Cablevision Systems Corp. Class A	1,656,998	27,904
	Cinemark Holdings Inc.	848,166	26,921
*	Penn National Gaming Inc.	483,969	26,793
*	Avis Budget Group Inc.	882,839	25,452
	KAR Auction Services Inc.	845,914	23,863
	Casey's General Stores Inc.	314,233	23,096
	Brinker International Inc.	541,013	21,927
	Washington Post Co. Class B	35,754	21,858
	Sinclair Broadcast Group Inc. Class A	600,916	20,143
	Cracker Barrel Old Country Store Inc.	194,586	20,089
	Harris Teeter Supermarkets Inc.	404,154	19,880
	Wendy's Co.	2,249,337	19,074
	American Eagle Outfitters Inc.	1,338,492	18,726
*	VCA Antech Inc.	651,555	17,892
	Dillard's Inc. Class A	221,944	17,378
	John Wiley & Sons Inc. Class A	361,693	17,249
*	Acxiom Corp.	605,166	17,181
*	Big Lots Inc.	452,440	16,781
*	Apollo Group Inc. Class A	780,292	16,238
	Rent-A-Center Inc.	414,366	15,787
	Aaron's Inc.	558,651	15,475
*	Express Inc.	650,758	15,351
*	Beacon Roofing Supply Inc.	399,399	14,726
	CST Brands Inc.	494,056	14,723
*	Murphy USA Inc.	362,609	14,646
	Guess? Inc.	485,236	14,484
	Penske Automotive Group Inc.	331,618	14,170
*	Jack in the Box Inc.	353,720	14,149
	Group 1 Automotive Inc.	179,384	13,935
*	Asbury Automotive Group Inc.	254,338	13,531
	Meredith Corp.	281,409	13,401
	Hillenbrand Inc.	487,575	13,345
	Men's Wearhouse Inc.	388,162	13,217
	Lithia Motors Inc. Class A	180,876	13,197
^	Dolby Laboratories Inc. Class A	382,108	13,187
*	JetBlue Airways Corp.	1,960,556	13,057
*	SUPERVALU Inc.	1,583,653	13,033
*	New York Times Co. Class A	1,032,175	12,974
	Buckle Inc.	236,796	12,799

	DeVry Inc.	411,590	12,578
	Regal Entertainment Group Class A	647,624	12,292
	Bob Evans Farms Inc.	211,706	12,124
*	ValueClick Inc.	576,652	12,023
*	Pinnacle Entertainment Inc.	454,951	11,397
*	Office Depot Inc.	2,359,408	11,396
	Choice Hotels International Inc.	263,108	11,364
	Abercrombie & Fitch Co.	320,050	11,320
*	Starz	393,581	11,071
*	WMS Industries Inc.	425,813	11,050
	Belo Corp. Class A	782,897	10,726
*	JC Penney Co. Inc.	1,182,295	10,428
^	Chemed Corp.	144,776	10,352
*	Children's Place Retail Stores Inc.	173,124	10,017
	DineEquity Inc.	132,957	9,174
	AMERCO	48,061	8,849
	OfficeMax Inc.	676,316	8,650
	Weight Watchers International Inc.	230,936	8,630
	Valassis Communications Inc.	293,162	8,467
	National CineMedia Inc.	429,875	8,107
	Matthews International Corp. Class A	212,882	8,107
	Brown Shoe Co. Inc.	334,853	7,859
*	Sonic Corp.	433,697	7,698
^,* Caesars Entertainment Corp.		389,796	7,683
	Stewart Enterprises Inc. Class A	570,402	7,495
*	DreamWorks Animation SKG Inc. Class A	263,219	7,491
*	Susser Holdings Corp.	139,602	7,420
	International Speedway Corp. Class A	216,413	6,990
	Sonic Automotive Inc. Class A	283,065	6,737
*	Steiner Leisure Ltd.	107,733	6,295
	Cato Corp. Class A	224,759	6,289
*	Rush Enterprises Inc. Class A	236,946	6,281
	CEC Entertainment Inc.	136,160	6,244
*	Aeropostale Inc.	641,054	6,026
	Scholastic Corp.	209,123	5,991
*	ITT Educational Services Inc.	190,829	5,916
	SkyWest Inc.	403,756	5,863
	Regis Corp.	370,095	5,433
*	Pep Boys-Manny Moe & Jack	412,756	5,147
*	Biglari Holdings Inc.	12,024	4,962
	Stage Stores Inc.	254,220	4,881
*	Capella Education Co.	85,987	4,863
	Fred's Inc. Class A	284,759	4,457
	Weis Markets Inc.	88,770	4,344
*	Ascent Capital Group Inc. Class A	51,908	4,185
	Harte-Hanks Inc.	439,328	3,879
	Strayer Education Inc.	84,714	3,517
*	Barnes & Noble Inc.	268,918	3,480
*	Ruby Tuesday Inc.	454,170	3,406
	SeaWorld Entertainment Inc.	114,342	3,388
*	Sears Hometown and Outlet Stores Inc.	94,732	3,008
*	Bridgepoint Education Inc.	156,510	2,823
*	Clear Channel Outdoor Holdings Inc. Class A	337,170	2,765
^,* RadioShack Corp.		785,740	2,679
*	QuinStreet Inc.	231,262	2,185
	Speedway Motorsports Inc.	103,218	1,848
*	Rush Enterprises Inc. Class B	75,897	1,728

* RealNetworks Inc.	189,457	1,622
* hhgregg Inc.	90,391	1,619
* Education Management Corp.	155,377	1,417
* Avid Technology Inc.	127,182	763
		1,396,926
Financials (28.5%)
* Genworth Financial Inc. Class A	4,037,381	51,638
Fidelity National Financial Inc. Class A	1,773,198	47,167
Arthur J Gallagher & Co.	1,044,350	45,586
Liberty Property Trust	1,168,441	41,596
Starwood Property Trust Inc.	1,564,791	37,508
Eaton Vance Corp.	939,640	36,486
East West Bancorp Inc.	1,126,490	35,991
Senior Housing Properties Trust	1,538,241	35,903
HCC Insurance Holdings Inc.	818,987	35,888
American Financial Group Inc.	618,516	33,437
Apartment Investment & Management Co. Class A	1,193,267	33,340
Corrections Corp. of America	946,334	32,696
Hospitality Properties Trust	1,142,945	32,345
National Retail Properties Inc.	991,224	31,541
RenaissanceRe Holdings Ltd.	346,647	31,382
Cullen/Frost Bankers Inc.	443,439	31,285
Brown & Brown Inc.	948,117	30,435
First Niagara Financial Group Inc.	2,895,232	30,024
Old Republic International Corp.	1,912,430	29,451
FirstMerit Corp.	1,349,842	29,305
Two Harbors Investment Corp.	2,991,314	29,046
Prosperity Bancshares Inc.	468,855	28,994
Omega Healthcare Investors Inc.	958,192	28,621
Commerce Bancshares Inc.	630,549	27,624
Protective Life Corp.	642,022	27,318
Validus Holdings Ltd.	734,891	27,176
* Alleghany Corp.	65,138	26,684
* Forest City Enterprises Inc. Class A	1,394,715	26,416
Allied World Assurance Co. Holdings AG	264,940	26,332
CNO Financial Group Inc.	1,816,290	26,155
Highwoods Properties Inc.	730,534	25,795
Assured Guaranty Ltd.	1,345,470	25,228
City National Corp.	378,065	25,202
CBL & Associates Properties Inc.	1,318,778	25,189
Synovus Financial Corp.	7,593,093	25,057
Spirit Realty Capital Inc.	2,725,134	25,017
* Liberty Ventures Class A	274,337	24,188
Piedmont Office Realty Trust Inc. Class A	1,359,286	23,597
MFA Financial Inc.	2,962,120	22,068
Mid-America Apartment Communities Inc.	349,610	21,851
ProAssurance Corp.	480,656	21,658
First Horizon National Corp.	1,965,267	21,598
CommonWealth REIT	966,632	21,179
Retail Properties of America Inc.	1,533,944	21,092
Hancock Holding Co.	670,657	21,045
* Popular Inc.	801,720	21,029
Associated Banc-Corp	1,355,715	21,000
^ Federated Investors Inc. Class B	769,326	20,895
First American Financial Corp.	830,007	20,211
* MGIC Investment Corp.	2,759,524	20,089
Aspen Insurance Holdings Ltd.	551,637	20,019

StanCorp Financial Group Inc.	362,825	19,963
Bank of Hawaii Corp.	364,310	19,837
Hanover Insurance Group Inc.	357,778	19,792
Radian Group Inc.	1,414,112	19,699
Geo Group Inc.	588,228	19,559
* E*TRADE Financial Corp.	1,172,664	19,349
Susquehanna Bancshares Inc.	1,529,243	19,192
Webster Financial Corp.	737,483	18,828
EPR Properties	385,332	18,781
Fulton Financial Corp.	1,583,417	18,494
Endurance Specialty Holdings Ltd.	344,164	18,488
DCT Industrial Trust Inc.	2,560,176	18,408
CapitalSource Inc.	1,527,766	18,150
Primerica Inc.	446,776	18,023
UMB Financial Corp.	327,619	17,803
NorthStar Realty Finance Corp.	1,915,319	17,774
Washington Federal Inc.	845,569	17,486
TCF Financial Corp.	1,209,532	17,272
White Mountains Insurance Group Ltd.	30,265	17,179
DiamondRock Hospitality Co.	1,596,938	17,039
Invesco Mortgage Capital Inc.	1,104,717	17,002
Brandywine Realty Trust	1,280,220	16,873
BankUnited Inc.	534,766	16,679
Assurant Inc.	306,155	16,563
Corporate Office Properties Trust	713,763	16,488
American National Insurance Co.	164,762	16,153
Valley National Bancorp	1,547,996	15,403
Erie Indemnity Co. Class A	209,725	15,199
Hatteras Financial Corp.	807,406	15,107
Umpqua Holdings Corp.	914,182	14,828
Colonial Properties Trust	653,130	14,689
First Financial Bankshares Inc.	248,525	14,618
Cousins Properties Inc.	1,402,337	14,430
FNB Corp.	1,185,939	14,385
Platinum Underwriters Holdings Ltd.	239,068	14,280
Mack-Cali Realty Corp.	647,137	14,198
Glacier Bancorp Inc.	571,234	14,115
EastGroup Properties Inc.	236,253	13,989
BancorpSouth Inc.	700,058	13,959
First Industrial Realty Trust Inc.	853,550	13,887
RLI Corp.	156,933	13,719
Symetra Financial Corp.	769,837	13,718
New Residential Investment Corp.	2,067,332	13,686
Cathay General Bancorp	580,018	13,555
Capitol Federal Financial Inc.	1,086,995	13,511
Newcastle Investment Corp.	2,396,565	13,469
Trustmark Corp.	521,492	13,350
Wintrust Financial Corp.	324,641	13,333
Redwood Trust Inc.	672,573	13,243
Potlatch Corp.	331,063	13,137
Bank of the Ozarks Inc.	269,851	12,950
Home Loan Servicing Solutions Ltd.	581,149	12,791
Chimera Investment Corp.	4,197,744	12,761
ARMOUR Residential REIT Inc.	3,029,513	12,724
PennyMac Mortgage Investment Trust	546,705	12,399
* MBIA Inc.	1,182,414	12,096
MB Financial Inc.	425,374	12,013

PrivateBancorp Inc.	559,537	11,974
Iberiabank Corp.	230,666	11,965
Kemper Corp.	348,669	11,715
Old National Bancorp	824,156	11,703
CYS Investments Inc.	1,411,738	11,477
Acadia Realty Trust	453,010	11,180
* St. Joe Co.	565,461	11,094
Mercury General Corp.	224,489	10,845
LTC Properties Inc.	284,449	10,803
United Bankshares Inc.	370,260	10,730
Government Properties Income Trust	446,675	10,689
BOK Financial Corp.	168,429	10,670
American Equity Investment Life Holding Co.	502,603	10,665
Community Bank System Inc.	312,287	10,655
PacWest Bancorp	307,675	10,572
Janus Capital Group Inc.	1,238,520	10,540
EverBank Financial Corp.	700,656	10,496
CVB Financial Corp.	772,134	10,439
Cash America International Inc.	230,026	10,416
Columbia Banking System Inc.	418,738	10,343
Westamerica Bancorporation	207,720	10,332
First Financial Holdings Inc.	186,695	10,298
Pennsylvania REIT	528,997	9,892
National Health Investors Inc.	170,739	9,713
National Penn Bancshares Inc.	951,904	9,567
International Bancshares Corp.	439,195	9,500
^ Amtrust Financial Services Inc.	243,188	9,499
Franklin Street Properties Corp.	736,722	9,386
Argo Group International Holdings Ltd.	217,816	9,340
Horace Mann Educators Corp.	327,967	9,308
Capstead Mortgage Corp.	782,352	9,208
Montpelier Re Holdings Ltd.	352,280	9,177
Northwest Bancshares Inc.	691,873	9,147
American Capital Mortgage Investment Corp.	458,039	9,051
First Midwest Bancorp Inc.	582,555	8,802
First Citizens BancShares Inc. Class A	42,082	8,652
American Assets Trust Inc.	280,974	8,573
Astoria Financial Corp.	686,527	8,540
BBCN Bancorp Inc.	614,793	8,460
* Pinnacle Financial Partners Inc.	272,459	8,122
Sterling Financial Corp.	279,951	8,021
NBT Bancorp Inc.	338,246	7,773
* Enstar Group Ltd.	56,751	7,752
Ashford Hospitality Trust Inc.	626,641	7,733
* iStar Financial Inc.	627,795	7,559
Healthcare Trust of America Inc. Class A	710,090	7,470
Park National Corp.	94,344	7,461
Interactive Brokers Group Inc.	387,855	7,280
Provident Financial Services Inc.	440,168	7,135
Inland Real Estate Corp.	691,895	7,078
Boston Private Financial Holdings Inc.	619,573	6,877
First Financial Bancorp	447,867	6,794
* Greenlight Capital Re Ltd. Class A	237,566	6,756
WesBanco Inc.	227,222	6,755
Chemical Financial Corp.	240,867	6,725
* Ezcorp Inc. Class A	397,572	6,711
Nelnet Inc. Class A	170,857	6,569

* World Acceptance Corp.	72,095	6,483
Independent Bank Corp.	178,154	6,360
* Alexander & Baldwin Inc.	176,014	6,340
* American Homes 4 Rent Class A	377,619	6,099
OFG Bancorp	372,791	6,035
Safety Insurance Group Inc.	113,070	5,989
First Commonwealth Financial Corp.	787,956	5,981
Parkway Properties Inc.	336,100	5,972
Resource Capital Corp.	985,658	5,855
Banner Corp.	151,698	5,789
Select Income REIT	223,691	5,771
* First BanCorp	1,014,614	5,763
Infinity Property & Casualty Corp.	89,202	5,762
First Potomac Realty Trust	457,375	5,749
BGC Partners Inc. Class A	1,007,622	5,693
Anworth Mortgage Asset Corp.	1,168,021	5,642
S&T Bancorp Inc.	230,735	5,588
Home BancShares Inc.	183,786	5,582
Associated Estates Realty Corp.	370,988	5,531
Brookline Bancorp Inc.	573,250	5,394
* Navigators Group Inc.	92,380	5,337
Selective Insurance Group Inc.	216,224	5,297
City Holding Co.	121,683	5,262
Oritani Financial Corp.	314,981	5,185
Maiden Holdings Ltd.	414,714	4,898
Berkshire Hills Bancorp Inc.	194,290	4,879
* Hilltop Holdings Inc.	257,158	4,757
* KCG Holdings Inc. Class A	543,215	4,710
FXCM Inc. Class A	233,904	4,620
* Green Dot Corp. Class A	173,707	4,574
Central Pacific Financial Corp.	257,844	4,564
* Investment Technology Group Inc.	283,900	4,463
United Fire Group Inc.	145,980	4,448
* Piper Jaffray Cos.	125,263	4,295
Saul Centers Inc.	91,379	4,226
Tompkins Financial Corp.	88,516	4,091
Getty Realty Corp.	204,578	3,975
State Bank Financial Corp.	249,917	3,966
Dime Community Bancshares Inc.	237,609	3,956
AG Mortgage Investment Trust Inc.	231,228	3,843
Employers Holdings Inc.	127,669	3,797
Rouse Properties Inc.	182,590	3,758
National Western Life Insurance Co. Class A	18,405	3,714
FBL Financial Group Inc. Class A	80,005	3,592
* DFC Global Corp.	306,378	3,367
Tower Group International Ltd.	445,724	3,120
* Forestar Group Inc.	134,683	2,900
OneBeacon Insurance Group Ltd. Class A	185,502	2,738
Bancfirst Corp.	50,421	2,726
* Beneficial Mutual Bancorp Inc.	260,944	2,602
* TESARO Inc.	66,720	2,585
Meadowbrook Insurance Group Inc.	390,943	2,541
State Auto Financial Corp.	117,238	2,455
Flagstar Bancorp Inc.	162,621	2,400
GFI Group Inc.	597,637	2,361
* Walker & Dunlop Inc.	130,486	2,076
* Ambac Financial Group Inc.	91,913	1,667

* Kearny Financial Corp.	110,644	1,131
Urstadt Biddle Properties Inc. Class A	53,684	1,067
Urstadt Biddle Properties Inc.	42,332	728
		3,142,829
Health Care (6.1%)
* Covance Inc.	457,195	39,529
Tenet Healthcare Corp.	831,062	34,231
Community Health Systems Inc.	736,668	30,572
* Alnylam Pharmaceuticals Inc.	437,497	28,004
Teleflex Inc.	336,443	27,683
* Health Management Associates Inc. Class A	2,019,658	25,852
* WellCare Health Plans Inc.	356,263	24,846
HealthSouth Corp.	677,537	23,361
* Team Health Holdings Inc.	568,722	21,577
* Endo Health Solutions Inc.	466,572	21,201
* Mallinckrodt plc	471,379	20,783
STERIS Corp.	482,811	20,742
* Health Net Inc.	616,192	19,533
* Alere Inc.	634,465	19,396
* Bio-Rad Laboratories Inc. Class A	163,194	19,185
* Charles River Laboratories International Inc.	400,760	18,539
* Aegerion Pharmaceuticals Inc.	213,026	18,258
Owens & Minor Inc.	517,059	17,885
* LifePoint Hospitals Inc.	368,895	17,202
Hill-Rom Holdings Inc.	479,265	17,172
* Magellan Health Services Inc.	219,265	13,147
* Prestige Brands Holdings Inc.	418,025	12,591
* Celldex Therapeutics Inc.	330,840	11,722
West Pharmaceutical Services Inc.	270,774	11,142
* Puma Biotechnology Inc.	199,083	10,683
* InterMune Inc.	669,456	10,290
* Wright Medical Group Inc.	384,416	10,026
* Amsurg Corp. Class A	251,148	9,971
* Clovis Oncology Inc.	160,239	9,739
^ PDL BioPharma Inc.	1,143,641	9,115
* Hanger Inc.	269,749	9,107
* Molina Healthcare Inc.	242,709	8,640
* Synageva BioPharma Corp.	135,314	8,567
CONMED Corp.	224,591	7,634
* Integra LifeSciences Holdings Corp.	172,047	6,925
* Infinity Pharmaceuticals Inc.	372,351	6,498
Kindred Healthcare Inc.	420,340	5,645
* Vanguard Health Systems Inc.	254,653	5,350
Select Medical Holdings Corp.	570,397	4,603
* Lexicon Pharmaceuticals Inc.	1,905,837	4,517
* Amedisys Inc.	250,661	4,316
Invacare Corp.	242,286	4,184
* Orthofix International NV	160,364	3,345
National Healthcare Corp.	69,665	3,293
* Synergy Pharmaceuticals Inc.	670,384	3,064
* Gentiva Health Services Inc.	245,796	2,959
* Rigel Pharmaceuticals Inc.	722,186	2,585
* Healthways Inc.	133,443	2,470
Universal American Corp.	317,725	2,421
* LHC Group Inc.	102,273	2,399
* Portola Pharmaceuticals Inc.	86,239	2,307
* Achillion Pharmaceuticals Inc.	671,064	2,027

* Agios Pharmaceuticals Inc.	50,784	1,420
Warner Chilcott plc Class A	1,800	41
* Wright Medical Group Inc.	71,097	25
		678,319
Industrials (21.5%)
Towers Watson & Co. Class A	534,458	57,166
Packaging Corp. of America	802,569	45,819
* Flextronics International Ltd.	5,005,733	45,502
* United Rentals Inc.	762,946	44,472
IDEX Corp.	668,678	43,631
Total System Services Inc.	1,393,196	40,988
Valspar Corp.	638,012	40,469
Carlisle Cos. Inc.	519,536	36,518
* Oshkosh Corp.	711,387	34,844
PerkinElmer Inc.	916,207	34,587
URS Corp.	612,531	32,924
Bemis Co. Inc.	841,725	32,836
Aptargroup Inc.	542,092	32,596
Sonoco Products Co.	821,263	31,980
Global Payments Inc.	618,122	31,574
Broadridge Financial Solutions Inc.	973,788	30,918
Babcock & Wilcox Co.	907,719	30,608
Trinity Industries Inc.	642,951	29,158
* Terex Corp.	864,863	29,059
Kennametal Inc.	636,698	29,033
Lennox International Inc.	367,571	27,663
* WESCO International Inc.	361,385	27,657
Huntington Ingalls Industries Inc.	407,202	27,445
ITT Corp.	738,640	26,554
Ryder System Inc.	428,068	25,556
Alliant Techsystems Inc.	261,637	25,525
* Teledyne Technologies Inc.	290,919	24,708
* AECOM Technology Corp.	782,354	24,464
Exelis Inc.	1,538,490	24,170
* Spirit Aerosystems Holdings Inc. Class A	985,872	23,898
Generac Holdings Inc.	559,084	23,839
Regal-Beloit Corp.	349,787	23,761
EnerSys Inc.	389,508	23,616
RR Donnelley & Sons Co.	1,484,432	23,454
Crane Co.	380,107	23,441
Belden Inc.	356,199	22,815
Lincoln Electric Holdings Inc.	335,769	22,369
Actuant Corp. Class A	568,639	22,086
Lender Processing Services Inc.	662,072	22,027
* USG Corp.	753,934	21,547
Manitowoc Co. Inc.	1,090,938	21,361
* Foster Wheeler AG	801,730	21,118
World Fuel Services Corp.	564,745	21,071
EMCOR Group Inc.	520,709	20,375
* Owens-Illinois Inc.	671,373	20,155
* CoreLogic Inc.	741,971	20,070
* Moog Inc. Class A	339,468	19,917
Con-way Inc.	461,477	19,885
* Anixter International Inc.	226,046	19,815
Covanta Holding Corp.	905,122	19,351
* Esterline Technologies Corp.	230,682	18,429
GATX Corp.	377,445	17,936

* Armstrong World Industries Inc.	314,270	17,272
Deluxe Corp.	411,635	17,149
Silgan Holdings Inc.	362,498	17,037
Harsco Corp.	659,045	16,410
Curtiss-Wright Corp.	346,024	16,249
Applied Industrial Technologies Inc.	310,266	15,979
* Graphic Packaging Holding Co.	1,851,165	15,846
* Euronet Worldwide Inc.	388,486	15,462
Littelfuse Inc.	182,967	14,312
Convergys Corp.	762,742	14,301
* Vishay Intertechnology Inc.	1,074,190	13,846
* Swift Transportation Co.	680,375	13,737
* Tetra Tech Inc.	526,923	13,642
United Stationers Inc.	309,528	13,464
Mine Safety Appliances Co.	258,066	13,319
* Itron Inc.	303,554	13,001
TAL International Group Inc.	276,481	12,920
Barnes Group Inc.	364,025	12,712
Watts Water Technologies Inc. Class A	222,427	12,538
Greif Inc. Class A	253,052	12,407
General Cable Corp.	386,193	12,262
UniFirst Corp.	117,341	12,253
* Berry Plastics Group Inc.	612,374	12,229
* Sanmina Corp.	683,347	11,952
* FTI Consulting Inc.	314,780	11,899
* Texas Industries Inc.	175,224	11,619
* Mobile Mini Inc.	340,357	11,593
Brady Corp. Class A	373,555	11,393
Brink's Co.	393,996	11,150
* PHH Corp.	466,814	11,082
UTi Worldwide Inc.	725,800	10,967
* Orbital Sciences Corp.	491,500	10,410
* EnPro Industries Inc.	171,049	10,299
* Plexus Corp.	275,684	10,255
ABM Industries Inc.	382,789	10,190
* Benchmark Electronics Inc.	443,858	10,160
* Louisiana-Pacific Corp.	575,859	10,129
* Atlas Air Worldwide Holdings Inc.	206,198	9,508
G&K Services Inc. Class A	153,711	9,283
Kaydon Corp.	259,883	9,231
Aircastle Ltd.	527,956	9,192
Matson Inc.	349,000	9,154
CIRCOR International Inc.	143,585	8,928
* Wesco Aircraft Holdings Inc.	423,111	8,856
Cubic Corp.	163,864	8,796
Granite Construction Inc.	285,822	8,746
* Korn/Ferry International	402,404	8,611
AAR Corp.	307,268	8,398
Kaman Corp.	221,062	8,369
Albany International Corp.	231,977	8,321
Werner Enterprises Inc.	356,397	8,315
MTS Systems Corp.	127,442	8,201
Otter Tail Corp.	296,228	8,176
Knight Transportation Inc.	490,294	8,100
* TrueBlue Inc.	334,126	8,022
* GrafTech International Ltd.	937,608	7,923
McGrath RentCorp	198,597	7,090

Insperity Inc.	188,263	7,079
Textainer Group Holdings Ltd.	183,941	6,966
ESCO Technologies Inc.	205,120	6,816
* Greatbatch Inc.	197,849	6,733
* Tutor Perini Corp.	315,094	6,718
* Rexnord Corp.	318,273	6,620
Apogee Enterprises Inc.	223,006	6,619
Booz Allen Hamilton Holding Corp.	338,554	6,541
Universal Forest Products Inc.	154,399	6,500
* H&E Equipment Services Inc.	244,567	6,496
* Navigant Consulting Inc.	408,113	6,309
* Meritor Inc.	796,122	6,257
Quad/Graphics Inc.	205,546	6,240
Standex International Corp.	103,705	6,160
Encore Wire Corp.	151,941	5,993
Hyster-Yale Materials Handling Inc.	66,468	5,960
Heartland Express Inc.	415,923	5,902
* Sykes Enterprises Inc.	323,854	5,800
Altra Holdings Inc.	209,522	5,638
ManTech International Corp. Class A	195,697	5,628
* Checkpoint Systems Inc.	336,603	5,621
John Bean Technologies Corp.	224,711	5,591
* Rofin-Sinar Technologies Inc.	230,355	5,577
AVX Corp.	413,292	5,427
Materion Corp.	168,135	5,390
Astec Industries Inc.	149,319	5,369
Schnitzer Steel Industries Inc.	193,628	5,332
* Boise Cascade Co.	192,906	5,199
Mueller Water Products Inc. Class A	645,905	5,161
Arkansas Best Corp.	199,615	5,124
Kelly Services Inc. Class A	254,531	4,956
* Greenbrier Cos. Inc.	200,079	4,948
Comfort Systems USA Inc.	289,656	4,869
* Newport Corp.	304,140	4,754
* Nortek Inc.	69,102	4,748
* TTM Technologies Inc.	438,797	4,278
Resources Connection Inc.	309,518	4,200
Black Box Corp.	131,175	4,019
American Science & Engineering Inc.	64,333	3,880
* Monster Worldwide Inc.	877,273	3,878
Kforce Inc.	219,145	3,877
* Consolidated Graphics Inc.	67,635	3,792
* TeleTech Holdings Inc.	145,328	3,646
* CAI International Inc.	146,155	3,401
* Air Transport Services Group Inc.	426,835	3,197
* Layne Christensen Co.	155,418	3,102
AAON Inc.	112,514	2,988
Park Electrochemical Corp.	80,835	2,316
* Ply Gem Holdings Inc.	137,136	1,917
* Dice Holdings Inc.	171,909	1,463
* Taminco Corp.	67,806	1,376
* Multi-Fineline Electronix Inc.	69,368	1,125
* Aeroflex Holding Corp.	138,683	976
* Viasystems Group Inc.	33,415	483
* Swisher Hygiene Inc.	32,472	20
Greif Inc. Class B	111	6
		2,372,406

Oil & Gas (4.0%)
*	Superior Energy Services Inc.	1,304,995	32,677
*	WPX Energy Inc.	1,640,515	31,596
*	Newfield Exploration Co.	1,109,733	30,373
	Patterson-UTI Energy Inc.	1,143,559	24,449
*	Ultra Petroleum Corp.	1,187,426	24,425
	Targa Resources Corp.	311,216	22,706
*	First Solar Inc.	559,094	22,481
*	Helix Energy Solutions Group Inc.	820,794	20,824
	Bristow Group Inc.	282,110	20,526
*	Unit Corp.	401,105	18,647
*	MRC Global Inc.	664,670	17,813
	SEACOR Holdings Inc.	156,953	14,195
*	Exterran Holdings Inc.	483,729	13,336
	Western Refining Inc.	426,888	12,824
*	Stone Energy Corp.	388,104	12,586
*	Newpark Resources Inc.	679,186	8,599
*	GT Advanced Technologies Inc.	959,738	8,167
*	Key Energy Services Inc.	1,058,585	7,717
*	TETRA Technologies Inc.	614,205	7,696
*	Hercules Offshore Inc.	1,044,028	7,695
^	PBF Energy Inc. Class A	323,304	7,258
*	McDermott International Inc.	966,393	7,180
	Crosstex Energy Inc.	331,386	6,923
	Delek US Holdings Inc.	319,135	6,731
	EXCO Resources Inc.	977,480	6,588
*	Forest Oil Corp.	988,659	6,031
*	Parker Drilling Co.	937,696	5,345
	W&T Offshore Inc.	276,657	4,902
*	Tesco Corp.	256,989	4,258
*	Basic Energy Services Inc.	330,888	4,183
	Contango Oil & Gas Co.	111,690	4,105
*	Pioneer Energy Services Corp.	510,075	3,831
*	Willbros Group Inc.	329,268	3,023
	CVR Energy Inc.	71,014	2,736
*	Clayton Williams Energy Inc.	50,475	2,649
	Alon USA Energy Inc.	181,322	1,851
*	Penn Virginia Corp.	226,600	1,507
*	Vantage Drilling Co.	740,507	1,281
			439,714
Other (0.0%)
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	62,138	59
Technology (6.7%)
*	NCR Corp.	1,357,452	53,769
*	Leidos Holdings Inc.	697,646	31,757
	Pitney Bowes Inc.	1,650,589	30,024
*	Brocade Communications Systems Inc.	3,616,598	29,114
*	Ingram Micro Inc.	1,249,353	28,798
	AOL Inc.	595,835	20,604
*	VeriFone Systems Inc.	892,395	20,400
^,* Advanced Micro Devices Inc.		5,000,197	19,001
	Compuware Corp.	1,666,016	18,659
	DST Systems Inc.	246,075	18,556
*	Microsemi Corp.	761,252	18,460
	Diebold Inc.	608,108	17,854
	j2 Global Inc.	359,042	17,780
	Lexmark International Inc. Class A	511,372	16,875

*	Verint Systems Inc.	435,876	16,154
*	Rovi Corp.	830,231	15,915
*	ARRIS Group Inc.	902,986	15,405
*	Polycom Inc.	1,385,839	15,133
*	EchoStar Corp. Class A	342,644	15,056
*	Tech Data Corp.	293,055	14,626
*	Fairchild Semiconductor International Inc. Class A	1,042,495	14,480
*	Science Applications International Corp.	398,649	13,454
*	ON Semiconductor Corp.	1,837,690	13,415
*	SYNNEX Corp.	214,723	13,195
*	CACI International Inc. Class A	190,059	13,135
*	Teradyne Inc.	782,120	12,921
*	Synaptics Inc.	273,368	12,105
	ADTRAN Inc.	451,861	12,038
	Intersil Corp. Class A	1,039,026	11,668
*	Progress Software Corp.	419,923	10,868
	Cypress Semiconductor Corp.	1,099,576	10,270
*	NETGEAR Inc.	315,987	9,751
*	PMC - Sierra Inc.	1,419,458	9,397
*	Unisys Corp.	356,528	8,981
*	ScanSource Inc.	230,490	7,975
*	QLogic Corp.	716,385	7,837
*	SunEdison Inc.	963,200	7,677
*	Dycom Industries Inc.	259,583	7,266
*	Cabot Microelectronics Corp.	180,831	6,966
	CSG Systems International Inc.	262,304	6,571
*	Insight Enterprises Inc.	345,810	6,543
	Loral Space & Communications Inc.	96,172	6,514
*	Harmonic Inc.	826,100	6,353
*	RF Micro Devices Inc.	1,091,612	6,157
	United Online Inc.	756,056	6,033
	Tellabs Inc.	2,615,172	5,936
*	Emulex Corp.	715,293	5,551
*	Integrated Device Technology Inc.	550,992	5,190
*	CDW Corp.	210,780	4,812
*	Digital River Inc.	265,828	4,750
*	Amkor Technology Inc.	1,068,008	4,582
*	Spansion Inc. Class A	412,438	4,161
*	Kulicke & Soffa Industries Inc.	307,515	3,552
	Micrel Inc.	378,061	3,444
*	IntraLinks Holdings Inc.	386,272	3,399
	Epiq Systems Inc.	255,910	3,383
	Comtech Telecommunications Corp.	128,603	3,128
*	FormFactor Inc.	445,042	3,053
*	Mercury Systems Inc.	259,171	2,589
*	Volterra Semiconductor Corp.	104,021	2,392
*	Pendrell Corp.	1,226,514	2,379
*	Lattice Semiconductor Corp.	479,378	2,138
	West Corp.	85,337	1,892
	Systemax Inc.	105,038	974
			742,815
Telecommunications (0.5%)
	Telephone & Data Systems Inc.	743,684	21,976
^,* NII Holdings Inc.		1,338,350	8,124
*	Leap Wireless International Inc.	453,740	7,164
	Consolidated Communications Holdings Inc.	311,270	5,366
	United States Cellular Corp.	103,874	4,729

* Vonage Holdings Corp.			1,373,805	4,314
* Iridium Communications Inc.			473,499	3,258
EarthLink Inc.			425,875	2,108
Atlantic Tele-Network Inc.			38,573	2,011
				59,050
Utilities (6.0%)
NV Energy Inc.			1,926,484	45,484
AGL Resources Inc.			969,894	44,644
UGI Corp.			933,183	36,515
Aqua America Inc.			1,443,175	35,690
Questar Corp.			1,431,990	32,205
Westar Energy Inc. Class A			1,038,860	31,841
Atmos Energy Corp.			741,308	31,572
Great Plains Energy Inc.			1,257,759	27,922
Vectren Corp.			672,483	22,427
Cleco Corp.			493,879	22,146
Piedmont Natural Gas Co. Inc.			620,289	20,395
Hawaiian Electric Industries Inc.			809,823	20,327
IDACORP Inc.			410,364	19,862
Southwest Gas Corp.			378,577	18,929
Black Hills Corp.			363,643	18,131
WGL Holdings Inc.			422,634	18,051
Portland General Electric Co.			632,142	17,845
UIL Holdings Corp.			455,411	16,932
ALLETE Inc.			328,001	15,842
South Jersey Industries Inc.			261,267	15,305
UNS Energy Corp.			321,957	15,010
New Jersey Resources Corp.			338,037	14,891
PNM Resources Inc.			650,702	14,725
NorthWestern Corp.			314,225	14,115
Avista Corp.			489,995	12,936
Laclede Group Inc.			253,772	11,420
El Paso Electric Co.			328,805	10,982
MGE Energy Inc.			188,747	10,296
Northwest Natural Gas Co.			220,318	9,249
American States Water Co.			316,020	8,710
Empire District Electric Co.			350,024	7,582
California Water Service Group			370,489	7,528
* Dynegy Inc.			388,181	7,500
Atlantic Power Corp.			496,687	2,141
Ormat Technologies Inc.			75,246	2,014
				661,164
Total Common Stocks (Cost $9,005,012)				10,980,890
	Coupon
Temporary Cash Investments (1.4%)[1]
Money Market Fund (1.4%)
[2,3] Vanguard Market Liquidity Fund	0.112%		151,648,760	151,649

		Maturity
		Date
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.063%	3/17/14	4,000	3,997
Total Temporary Cash Investments (Cost $155,646)				155,646

Total Investments (100.8%) (Cost $9,160,658)	11,136,536
Other Assets and Liabilities-Net (-0.8%)[3]	(91,532)
Net Assets (100%)	11,045,004

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $49,695,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $52,784,000 of collateral received for securities on loan.
4 Securities with a value of $3,997,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,980,831	—	59
Temporary Cash Investments	151,649	3,997	—
Future Contracts—Liabilities[1]	(35)	—	—
Total	11,132,445	3,997	59

Small-Cap Value Index Fund

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short) )	(Depreciation
E-mini Russell 2000 Index	December 2013	545	58,391	176
E-mini S&P MIDCAP 400 Index	December 2013	116	14,391	(2)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2013, the cost of investment securities for tax purposes was $9,161,180,000.

Net unrealized appreciation of investment securities for tax purposes was $1,975,356,000, consisting of unrealized gains of $2,252,127,000 on securities that had risen in value since their purchase and $276,771,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Growth Index Fund

Schedule of Investments
As of September 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (98.6%)
Basic Materials (2.4%)
	NewMarket Corp.	130,299	37,514
	Royal Gold Inc.	748,362	36,415
	Carpenter Technology Corp.	614,764	35,724
*,^ Polypore International Inc.		548,341	22,465
	KapStone Paper and Packaging Corp.	495,880	21,224
	Balchem Corp.	365,713	18,926
*	Stillwater Mining Co.	1,458,969	16,063
*	Coeur Mining Inc.	1,243,693	14,986
	Hecla Mining Co.	4,196,373	13,177
*	Calgon Carbon Corp.	664,091	12,611
*	RTI International Metals Inc.	383,437	12,285
	Globe Specialty Metals Inc.	783,575	12,075
^	US Silica Holdings Inc.	423,261	10,539
*,^ Molycorp Inc.		1,501,250	9,848
	American Vanguard Corp.	298,535	8,037
	Haynes International Inc.	151,199	6,854
*	Horsehead Holding Corp.	538,722	6,712
	Walter Energy Inc.	382,128	5,361
	Rentech Inc.	2,626,035	5,200
*	Allied Nevada Gold Corp.	1,142,575	4,776
	FutureFuel Corp.	264,577	4,752
^	Intrepid Potash Inc.	300,994	4,720
	Deltic Timber Corp.	69,863	4,551
	Gold Resource Corp.	585,598	3,882
*	AK Steel Holding Corp.	790,290	2,964
*,^ Paramount Gold and Silver Corp.		760,441	981
			332,642
Consumer Goods (8.8%)
	Nu Skin Enterprises Inc. Class A	646,367	61,883
*	Toll Brothers Inc.	1,860,723	60,343
	Harman International Industries Inc.	833,367	55,194
	Carter's Inc.	689,028	52,290
	Polaris Industries Inc.	400,402	51,724
*	Middleby Corp.	233,899	48,864
	Brunswick Corp.	1,107,884	44,216
	Gentex Corp.	1,677,909	42,938
*	Hain Celestial Group Inc.	554,518	42,764
*	WhiteWave Foods Co. Class A	2,119,483	42,326
*	Under Armour Inc. Class A	494,368	39,278
*	Fifth & Pacific Cos. Inc.	1,500,933	37,718
	Wolverine World Wide Inc.	583,609	33,984
*	Tempur Sealy International Inc.	739,645	32,515
*	Darling International Inc.	1,446,238	30,602
	Pool Corp.	541,998	30,422
*	Steven Madden Ltd.	507,662	27,327
*	Zynga Inc. Class A	7,218,198	26,563
*	Deckers Outdoor Corp.	400,951	26,431
*	Boston Beer Co. Inc. Class A	107,936	26,359

	Flowers Foods Inc.	1,083,471	23,230
	Ryland Group Inc.	565,011	22,906
	B&G Foods Inc.	647,033	22,355
	Lancaster Colony Corp.	250,879	19,641
	Dorman Products Inc.	379,959	18,827
	Snyders-Lance Inc.	636,899	18,375
*	TiVo Inc.	1,418,561	17,647
*	Meritage Homes Corp.	398,869	17,131
*	Select Comfort Corp.	646,582	15,744
	Interface Inc. Class A	769,648	15,270
	J&J Snack Foods Corp.	183,726	14,830
*	Standard Pacific Corp.	1,863,375	14,739
*	Crocs Inc.	1,065,533	14,502
	MDC Holdings Inc.	478,679	14,365
	Vector Group Ltd.	809,374	13,031
	Drew Industries Inc.	269,265	12,262
*	iRobot Corp.	315,639	11,890
*	Tumi Holdings Inc.	581,438	11,716
	Oxford Industries Inc.	170,495	11,590
	WD-40 Co.	178,112	11,560
*	Boulder Brands Inc.	692,324	11,105
*	G-III Apparel Group Ltd.	198,261	10,823
*	Taylor Morrison Home Corp. Class A	402,410	9,115
	Ethan Allen Interiors Inc.	318,652	8,881
*	Annie's Inc.	175,417	8,613
*	USANA Health Sciences Inc.	84,291	7,316
*	Blount International Inc.	601,141	7,280
*	LeapFrog Enterprises Inc.	703,201	6,624
*	Elizabeth Arden Inc.	154,055	5,688
*,^ Vera Bradley Inc.		247,923	5,097
*	DTS Inc.	211,761	4,447
*,^ RealD Inc.		514,344	3,600
*	Maidenform Brands Inc.	135,322	3,179
*	Fuel Systems Solutions Inc.	159,409	3,134
*,^ Diamond Foods Inc.		129,068	3,043
	National Beverage Corp.	141,415	2,526
			1,235,823
Consumer Services (14.1%)
	Dick's Sporting Goods Inc.	1,231,633	65,745
	Dunkin' Brands Group Inc.	1,301,975	58,927
	GNC Holdings Inc. Class A	1,049,965	57,360
*	Panera Bread Co. Class A	344,224	54,570
*	Sally Beauty Holdings Inc.	2,053,392	53,717
*	AMC Networks Inc. Class A	706,686	48,394
*	Pandora Media Inc.	1,855,192	46,621
	Domino's Pizza Inc.	681,003	46,274
*	Lamar Advertising Co. Class A	978,015	45,996
*	Copart Inc.	1,382,300	43,943
*	Madison Square Garden Co. Class A	735,938	42,736
	Sotheby's	836,214	41,083
*	United Natural Foods Inc.	573,295	38,537
	DSW Inc. Class A	427,202	36,449
*	Cabela's Inc.	561,257	35,376
*	Lumber Liquidators Holdings Inc.	319,824	34,109
*	Bally Technologies Inc.	452,145	32,582
*	Live Nation Entertainment Inc.	1,678,991	31,145
	Chico's FAS Inc.	1,869,386	31,144

*	Ascena Retail Group Inc.	1,558,157	31,054
	Vail Resorts Inc.	439,469	30,490
*	Yelp Inc.	460,403	30,469
*	Spirit Airlines Inc.	888,664	30,454
*	Lions Gate Entertainment Corp.	838,851	29,402
	Cheesecake Factory Inc.	625,878	27,507
*	Groupon Inc.	2,434,262	27,288
*	Buffalo Wild Wings Inc.	229,803	25,559
	Six Flags Entertainment Corp.	756,354	25,557
*	Shutterfly Inc.	438,689	24,514
*	Life Time Fitness Inc.	471,961	24,292
*	Five Below Inc.	528,997	23,144
	Pier 1 Imports Inc.	1,175,525	22,946
*	Grand Canyon Education Inc.	562,798	22,669
*	Fresh Market Inc.	473,282	22,391
	Rollins Inc.	804,372	21,324
	PriceSmart Inc.	221,981	21,141
	HSN Inc.	390,808	20,955
	Texas Roadhouse Inc. Class A	774,031	20,342
	Morningstar Inc.	253,960	20,129
*	Restoration Hardware Holdings Inc.	309,555	19,610
	Allegiant Travel Co. Class A	184,933	19,485
*	ANN Inc.	532,848	19,300
*	Saks Inc.	1,194,505	19,040
*	HomeAway Inc.	678,093	18,987
*	Genesco Inc.	277,468	18,196
*	Hibbett Sports Inc.	318,165	17,865
	Monro Muffler Brake Inc.	364,939	16,966
	Abercrombie & Fitch Co.	479,376	16,956
*	OpenTable Inc.	238,470	16,688
*	Starz	589,683	16,588
*	SHFL Entertainment Inc.	693,032	15,940
*	Krispy Kreme Doughnuts Inc.	801,425	15,500
*	Vitamin Shoppe Inc.	353,279	15,456
*	Conn's Inc.	308,108	15,418
*	Marriott Vacations Worldwide Corp.	346,562	15,249
*	Jos A Bank Clothiers Inc.	342,374	15,051
*	WebMD Health Corp.	524,670	15,006
	Finish Line Inc. Class A	600,918	14,945
*	Bloomin' Brands Inc.	608,329	14,363
	Churchill Downs Inc.	164,413	14,225
*	Orient-Express Hotels Ltd. Class A	1,074,411	13,946
*	Boyd Gaming Corp.	922,905	13,059
	Papa John's International Inc.	186,152	13,008
*	AFC Enterprises Inc.	292,032	12,730
*,^ SolarCity Corp.		335,078	11,594
*	K12 Inc.	371,986	11,487
*	comScore Inc.	392,875	11,382
*,^ Angie's List Inc.		500,284	11,256
*	DreamWorks Animation SKG Inc. Class A	394,475	11,227
	Interval Leisure Group Inc.	456,366	10,784
*,^ Clean Energy Fuels Corp.		820,382	10,484
*,^ Liquidity Services Inc.		310,912	10,434
*	Bankrate Inc.	496,369	10,210
*	Bright Horizons Family Solutions Inc.	277,930	9,958
*	Tile Shop Holdings Inc.	325,433	9,597
*	Francesca's Holdings Corp.	513,012	9,563

*	Scientific Games Corp. Class A	573,192	9,268
*	Constant Contact Inc.	357,085	8,459
*	BJ's Restaurants Inc.	293,606	8,432
*	American Public Education Inc.	205,519	7,769
*	Zumiez Inc.	278,120	7,658
*	rue21 inc	187,264	7,554
*	Ascent Capital Group Inc. Class A	78,060	6,293
*	Blue Nile Inc.	151,751	6,211
*	Mattress Firm Holding Corp.	186,038	5,916
*,^ Noodles & Co.		127,507	5,441
	SeaWorld Entertainment Inc.	171,045	5,068
*	Fairway Group Holdings Corp.	189,792	4,851
*	RetailMeNot Inc.	135,512	4,820
*	Demand Media Inc.	547,768	3,462
*	Diamond Resorts International Inc.	138,212	2,600
*	Travelzoo Inc.	93,755	2,488
*	Vitacost.com Inc.	204,974	1,742
*	ReachLocal Inc.	119,657	1,425
*	TripAdvisor Inc.	558	42
	American Eagle Outfitters Inc.	824	11
			1,977,398
Financials (15.7%)
	Duke Realty Corp.	3,978,932	61,435
	Extra Space Storage Inc.	1,293,505	59,178
	Regency Centers Corp.	1,129,924	54,632
	Waddell & Reed Financial Inc. Class A	996,745	51,312
	Taubman Centers Inc.	742,481	49,976
	Kilroy Realty Corp.	995,716	49,736
	DDR Corp.	3,135,168	49,253
*	Signature Bank	536,764	49,125
	CBOE Holdings Inc.	1,073,693	48,563
*	SVB Financial Group	557,667	48,166
	BRE Properties Inc.	944,669	47,951
*	Howard Hughes Corp.	411,649	46,257
	WP Carey Inc.	709,721	45,919
	American Campus Communities Inc.	1,282,878	43,810
	BioMed Realty Trust Inc.	2,352,216	43,728
	Weingarten Realty Investors	1,418,235	41,597
	Home Properties Inc.	695,880	40,187
*	Ocwen Financial Corp.	706,003	39,374
	Douglas Emmett Inc.	1,658,657	38,929
	Tanger Factory Outlet Centers	1,155,421	37,724
*	Portfolio Recovery Associates Inc.	620,830	37,213
	Financial Engines Inc.	608,024	36,141
	LaSalle Hotel Properties	1,177,777	33,590
	RLJ Lodging Trust	1,426,692	33,513
	Equity Lifestyle Properties Inc.	968,960	33,109
*	Stifel Financial Corp.	738,999	30,462
	Post Properties Inc.	668,184	30,082
	Sovran Self Storage Inc.	384,778	29,120
*	E*TRADE Financial Corp.	1,756,289	28,979
	American Realty Capital Properties Inc.	2,262,388	27,601
*	Altisource Portfolio Solutions SA	197,019	27,585
	Healthcare Realty Trust Inc.	1,173,014	27,108
	CubeSmart	1,488,014	26,546
	MarketAxess Holdings Inc.	436,707	26,220
	Sunstone Hotel Investors Inc.	1,992,894	25,389

*,^ Zillow Inc. Class A		289,663	24,439
^	Lexington Realty Trust	2,118,092	23,786
	Medical Properties Trust Inc.	1,860,766	22,645
*	Texas Capital Bancshares Inc.	475,123	21,841
	Pebblebrook Hotel Trust	753,649	21,637
^	Chambers Street Properties	2,415,664	21,209
	Washington REIT	813,771	20,564
	DuPont Fabros Technology Inc.	791,710	20,402
*	First Cash Financial Services Inc.	336,070	19,475
	Chimera Investment Corp.	6,289,898	19,121
*	Strategic Hotels & Resorts Inc.	2,137,636	18,555
	Ryman Hospitality Properties Inc.	525,357	18,130
	Sun Communities Inc.	419,777	17,891
	Equity One Inc.	803,335	17,561
*	Virtus Investment Partners Inc.	107,769	17,528
	Glimcher Realty Trust	1,775,581	17,312
*	Western Alliance Bancorp	905,948	17,150
*	Walter Investment Management Corp.	429,709	16,991
	PS Business Parks Inc.	223,652	16,689
	Colony Financial Inc.	812,413	16,232
	Evercore Partners Inc. Class A	326,365	16,067
*,^ Nationstar Mortgage Holdings Inc.		277,200	15,587
	Greenhill & Co. Inc.	305,767	15,252
	Chesapeake Lodging Trust	594,409	13,992
*	WisdomTree Investments Inc.	1,176,657	13,661
	Investors Bancorp Inc.	616,261	13,484
*	Encore Capital Group Inc.	293,301	13,451
	Hersha Hospitality Trust Class A	2,358,038	13,181
	Education Realty Trust Inc.	1,406,282	12,797
	Kennedy-Wilson Holdings Inc.	684,425	12,703
	Retail Opportunity Investments Corp.	835,686	11,549
	Ramco-Gershenson Properties Trust	746,578	11,505
*	TFS Financial Corp.	946,253	11,327
	Healthcare Trust of America Inc. Class A	1,060,859	11,160
	National Bank Holdings Corp. Class A	528,161	10,848
	Sabra Health Care REIT Inc.	457,138	10,519
	Investors Real Estate Trust	1,268,440	10,465
	STAG Industrial Inc.	518,388	10,430
	HFF Inc. Class A	410,489	10,283
	Hudson Pacific Properties Inc.	520,789	10,129
*	Alexander & Baldwin Inc.	263,893	9,505
	ViewPoint Financial Group Inc.	440,212	9,099
*	Trulia Inc.	185,480	8,723
	Artisan Partners Asset Management Inc.	166,309	8,708
*	FelCor Lodging Trust Inc.	1,368,479	8,430
	Home BancShares Inc.	275,510	8,367
*	NRG Yield Inc. Class A	275,727	8,352
	Selective Insurance Group Inc.	324,439	7,949
*	Credit Acceptance Corp.	71,309	7,902
	Cohen & Steers Inc.	216,757	7,654
	Silver Bay Realty Trust Corp.	457,670	7,167
	Alexander's Inc.	25,027	7,161
*	Capital Bank Financial Corp.	325,824	7,152
*	Hilltop Holdings Inc.	384,526	7,114
*	Tejon Ranch Co.	196,770	6,068
*	PICO Holdings Inc.	277,823	6,018
	Universal Health Realty Income Trust	139,598	5,845

	Employers Holdings Inc.	189,269	5,629
*	NewStar Financial Inc.	267,158	4,881
*	MoneyGram International Inc.	247,641	4,849
*	Forestar Group Inc.	201,270	4,333
	Aviv REIT Inc.	182,285	4,156
	GAMCO Investors Inc.	48,722	3,699
*	Blackhawk Network Holdings Inc.	140,692	3,381
	Northfield Bancorp Inc.	248,904	3,022
	Urstadt Biddle Properties Inc. Class A	143,579	2,854
*	Ambac Financial Group Inc.	137,463	2,494
*	PennyMac Financial Services Inc. Class A	115,263	2,166
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	28,627	79
*	Liberty Ventures Class A	169	15
	New Residential Investment Corp.	1,273	8
	BBCN Bancorp Inc.	377	5
			2,209,843
Health Care (14.8%)
	Cooper Cos. Inc.	599,266	77,719
*	Incyte Corp. Ltd.	1,686,297	64,332
*	MEDNAX Inc.	619,769	62,225
*	Onyx Pharmaceuticals Inc.	449,538	56,044
*	Alkermes plc	1,661,067	55,845
*	Jazz Pharmaceuticals plc	605,115	55,652
*	Seattle Genetics Inc.	1,267,798	55,568
*	Isis Pharmaceuticals Inc.	1,411,632	52,993
*	Medivation Inc.	874,756	52,433
*	Cubist Pharmaceuticals Inc.	809,056	51,416
*	Pharmacyclics Inc.	358,038	49,560
*	Salix Pharmaceuticals Ltd.	717,347	47,976
*	Sirona Dental Systems Inc.	673,779	45,096
*	United Therapeutics Corp.	550,168	43,381
*	Centene Corp.	635,090	40,620
*	Ariad Pharmaceuticals Inc.	2,151,720	39,592
	Questcor Pharmaceuticals Inc.	660,741	38,323
*	Align Technology Inc.	781,604	37,611
*	Theravance Inc.	918,557	37,560
*	NPS Pharmaceuticals Inc.	1,116,960	35,531
*	PAREXEL International Corp.	687,882	34,552
	Techne Corp.	428,357	34,294
*	Cepheid Inc.	825,410	32,224
*	Brookdale Senior Living Inc. Class A	1,214,470	31,941
*	ViroPharma Inc.	801,817	31,511
*	Thoratec Corp.	703,986	26,252
*	Medicines Co.	764,785	25,636
*	Bruker Corp.	1,227,126	25,340
*	Haemonetics Corp.	628,958	25,083
*	DexCom Inc.	829,689	23,422
*,^ Myriad Genetics Inc.		984,370	23,133
*	HMS Holdings Corp.	1,074,399	23,110
*	Insulet Corp.	632,671	22,928
*	ACADIA Pharmaceuticals Inc.	815,227	22,394
*,^ Opko Health Inc.		2,449,424	21,579
	Healthcare Services Group Inc.	811,238	20,897
	Air Methods Corp.	428,526	18,255
*	ImmunoGen Inc.	1,041,500	17,726
*,^ Sarepta Therapeutics Inc.		369,338	17,444
*	Akorn Inc.	883,057	17,379

*	Acorda Therapeutics Inc.	498,051	17,073
*	Acadia Healthcare Co. Inc.	432,826	17,066
*	Neogen Corp.	280,054	17,005
	West Pharmaceutical Services Inc.	405,368	16,681
	Masimo Corp.	622,421	16,581
*	Impax Laboratories Inc.	800,975	16,428
*	Cyberonics Inc.	317,679	16,119
*	Volcano Corp.	668,323	15,986
*	Santarus Inc.	690,491	15,584
*	Nektar Therapeutics	1,416,412	14,802
*	MAKO Surgical Corp.	489,207	14,437
*,^ Arena Pharmaceuticals Inc.		2,671,176	14,077
*	Ironwood Pharmaceuticals Inc. Class A	1,167,342	13,833
*	NuVasive Inc.	545,633	13,363
*	HeartWare International Inc.	181,137	13,261
*,^ MannKind Corp.		2,215,064	12,626
	Analogic Corp.	150,006	12,396
	Cantel Medical Corp.	377,135	12,012
*	Globus Medical Inc.	680,898	11,888
*	Endologix Inc.	734,145	11,842
*,^ Exelixis Inc.		2,028,414	11,805
*	ArthroCare Corp.	328,511	11,688
*	Halozyme Therapeutics Inc.	1,040,169	11,483
	Meridian Bioscience Inc.	482,707	11,416
*	Auxilium Pharmaceuticals Inc.	604,595	11,022
*	ICU Medical Inc.	161,377	10,962
	Abaxis Inc.	259,526	10,926
*	IPC The Hospitalist Co. Inc.	206,357	10,526
*	Exact Sciences Corp.	865,602	10,223
*	Quidel Corp.	352,847	10,021
*,^ Vivus Inc.		1,049,878	9,785
	Ensign Group Inc.	228,348	9,387
*	HealthStream Inc.	246,362	9,332
*	NxStage Medical Inc.	705,403	9,283
*	Emeritus Corp.	496,454	9,199
*	Luminex Corp.	456,357	9,127
*,^ Bio-Reference Labs Inc.		305,050	9,115
*	Pacira Pharmaceuticals Inc.	183,575	8,828
*	Momenta Pharmaceuticals Inc.	576,549	8,297
*	ABIOMED Inc.	409,212	7,804
*	Optimer Pharmaceuticals Inc.	567,408	7,149
*	BioScrip Inc.	786,556	6,906
*	Tornier NV	350,273	6,771
*	Emergent Biosolutions Inc.	354,415	6,752
*	Idenix Pharmaceuticals Inc.	1,227,214	6,394
*,^ Accuray Inc.		821,210	6,069
*	Merit Medical Systems Inc.	494,248	5,995
^	Spectrum Pharmaceuticals Inc.	696,033	5,840
*	Accretive Health Inc.	594,008	5,417
*,^ Dendreon Corp.		1,829,957	5,362
*	Corvel Corp.	142,200	5,257
*	Genomic Health Inc.	168,335	5,148
*	Sagent Pharmaceuticals Inc.	232,587	4,745
*	Cadence Pharmaceuticals Inc.	735,864	4,643
*,^ Merrimack Pharmaceuticals Inc.		1,123,584	4,270
*,^ Sequenom Inc.		1,409,145	3,762
*	Healthways Inc.	199,416	3,691

*	Epizyme Inc.	52,018	2,087
*	Wright Medical Group Inc.	165,303	59
	Enzon Pharmaceuticals Inc.	187	—
*	LipoScience Inc.	30	—
			2,084,183
Industrials (17.8%)
	Fortune Brands Home & Security Inc.	2,032,177	84,600
	Wabtec Corp.	1,119,639	70,392
	Waste Connections Inc.	1,436,114	65,214
*	Colfax Corp.	1,059,132	59,830
*	CoStar Group Inc.	332,814	55,879
	Graco Inc.	751,313	55,642
*	Kirby Corp.	625,498	54,137
	Jack Henry & Associates Inc.	991,720	51,183
*	Genesee & Wyoming Inc. Class A	538,475	50,062
	Nordson Corp.	668,391	49,214
	MSC Industrial Direct Co. Inc. Class A	602,742	49,033
	Acuity Brands Inc.	524,140	48,231
*	B/E Aerospace Inc.	641,160	47,330
*	Hexcel Corp.	1,218,069	47,261
	FEI Co.	510,851	44,853
	Triumph Group Inc.	636,844	44,719
	AO Smith Corp.	970,073	43,847
	Valmont Industries Inc.	311,406	43,257
*	WEX Inc.	475,693	41,742
	Toro Co.	699,386	38,012
	Eagle Materials Inc.	515,565	37,404
*	Vantiv Inc. Class A	1,333,757	37,265
*	Genpact Ltd.	1,966,414	37,126
*	NeuStar Inc. Class A	748,190	37,020
*	Clean Harbors Inc.	630,357	36,977
*	Old Dominion Freight Line Inc.	790,720	36,365
	MAXIMUS Inc.	792,665	35,702
	CLARCOR Inc.	610,618	33,908
	Lincoln Electric Holdings Inc.	502,945	33,506
	Cognex Corp.	1,011,225	31,712
	Landstar System Inc.	559,231	31,306
	Woodward Inc.	749,317	30,595
	Corporate Executive Board Co.	411,033	29,849
	Watsco Inc.	311,929	29,406
*	Zebra Technologies Corp.	621,283	28,287
*	DigitalGlobe Inc.	870,630	27,529
*	Advisory Board Co.	438,658	26,091
	Air Lease Corp. Class A	917,011	25,365
*	Navistar International Corp.	639,700	23,336
	IPG Photonics Corp.	409,914	23,082
*	MasTec Inc.	754,865	22,872
*	MWI Veterinary Supply Inc.	148,829	22,229
*,^ VistaPrint NV		362,166	20,470
*	Cardtronics Inc.	549,500	20,386
*	On Assignment Inc.	590,269	19,479
*	RBC Bearings Inc.	282,464	18,612
	Franklin Electric Co. Inc.	465,552	18,343
	Mueller Industries Inc.	327,213	18,216
*	Trimas Corp.	487,371	18,179
*	Proto Labs Inc.	232,604	17,769
	HEICO Corp.	260,610	17,654

	Coherent Inc.	284,383	17,475
*	OSI Systems Inc.	232,332	17,302
*,^ Outerwall Inc.		343,527	17,173
	Heartland Payment Systems Inc.	428,201	17,008
*	Veeco Instruments Inc.	455,294	16,951
*	Hub Group Inc. Class A	430,193	16,876
	Simpson Manufacturing Co. Inc.	505,327	16,459
*	Universal Display Corp.	480,900	15,403
*	Louisiana-Pacific Corp.	859,089	15,111
	Forward Air Corp.	374,303	15,103
*	Huron Consulting Group Inc.	284,848	14,986
*	HD Supply Holdings Inc.	675,267	14,836
^	Sturm Ruger & Co. Inc.	236,585	14,817
	Raven Industries Inc.	445,627	14,576
	HEICO Corp. Class A	284,756	14,278
	Tennant Co.	225,233	13,964
	Acacia Research Corp.	580,827	13,394
	EVERTEC Inc.	601,955	13,369
*	II-VI Inc.	686,891	12,927
*	Rogers Corp.	212,416	12,635
	AZZ Inc.	296,214	12,400
	Lindsay Corp.	149,447	12,198
	Primoris Services Corp.	441,935	11,256
*	Aegion Corp. Class A	473,412	11,234
	Exponent Inc.	152,770	10,975
*	ExlService Holdings Inc.	380,738	10,843
*	LifeLock Inc.	705,301	10,460
*	Trex Co. Inc.	200,429	9,927
*	Measurement Specialties Inc.	182,906	9,921
	Sun Hydraulics Corp.	273,249	9,905
*	Wabash National Corp.	838,738	9,780
*	Team Inc.	239,531	9,521
*	WageWorks Inc.	186,247	9,396
*	Roadrunner Transportation Systems Inc.	320,653	9,055
*	ExamWorks Group Inc.	347,248	9,025
*	DXP Enterprises Inc.	113,203	8,940
*	Imperva Inc.	212,209	8,917
*	FARO Technologies Inc.	209,604	8,839
	Quanex Building Products Corp.	454,102	8,551
*	Thermon Group Holdings Inc.	365,759	8,453
*,^ Smith & Wesson Holding Corp.		767,571	8,436
*	RPX Corp.	447,406	7,843
	Badger Meter Inc.	167,333	7,781
	Mueller Water Products Inc. Class A	968,851	7,741
	Gorman-Rupp Co.	180,220	7,230
	Griffon Corp.	546,395	6,852
	Landauer Inc.	116,337	5,962
*	Bazaarvoice Inc.	638,096	5,794
*	Aerovironment Inc.	221,508	5,117
*	InnerWorkings Inc.	497,930	4,890
^	American Railcar Industries Inc.	117,315	4,602
	AAON Inc.	168,086	4,464
*,^ Nuverra Environmental Solutions Inc.		1,905,006	4,362
	Electro Scientific Industries Inc.	310,512	3,636
	Park Electrochemical Corp.	120,922	3,464
*	Mistras Group Inc.	189,446	3,221
*,^ Higher One Holdings Inc.		372,523	2,857

*	M/A-COM Technology Solutions Holdings Inc.	141,557	2,409
*	Dice Holdings Inc.	252,356	2,148
*	Taminco Corp.	101,382	2,058
*	FleetCor Technologies Inc.	328	36
*	Swisher Hygiene Inc.	49,474	30
	Macquarie Infrastructure Co. LLC	495	27
	Regal-Beloit Corp.	215	15
			2,495,692
Oil & Gas (6.9%)
*	Oil States International Inc.	675,173	69,853
*	Gulfport Energy Corp.	949,336	61,080
*	Dril-Quip Inc.	448,180	51,429
*	Oasis Petroleum Inc.	973,454	47,826
*	Chart Industries Inc.	371,401	45,697
*	Atwood Oceanics Inc.	743,560	40,926
*	Rosetta Resources Inc.	748,284	40,752
*	Kodiak Oil & Gas Corp.	3,249,426	39,188
	Tidewater Inc.	606,139	35,938
*,^ SandRidge Energy Inc.		5,704,549	33,429
	SemGroup Corp. Class A	519,224	29,606
	Energy XXI Bermuda Ltd.	881,126	26,610
*	PDC Energy Inc.	427,430	25,449
	Berry Petroleum Co. Class A	580,151	25,022
^	CARBO Ceramics Inc.	240,135	23,800
*	Hornbeck Offshore Services Inc.	396,753	22,790
*	Laredo Petroleum Holdings Inc.	697,546	20,703
*	Bonanza Creek Energy Inc.	369,822	17,848
*	EPL Oil & Gas Inc.	453,973	16,847
*	Carrizo Oil & Gas Inc.	450,201	16,797
*	Forum Energy Technologies Inc.	565,651	15,278
	Gulfmark Offshore Inc.	299,163	15,224
*	Bill Barrett Corp.	566,266	14,219
*,^ SunPower Corp. Class A		519,376	13,587
*	Geospace Technologies Corp.	158,080	13,326
*	Diamondback Energy Inc.	310,691	13,248
*	Rex Energy Corp.	590,838	13,176
*	Flotek Industries Inc.	564,151	12,975
	RPC Inc.	805,395	12,459
*	Sanchez Energy Corp.	467,302	12,341
*,^ Halcon Resources Corp.		2,749,319	12,179
*,^ Magnum Hunter Resources Corp.		1,886,627	11,640
*	Approach Resources Inc.	429,884	11,297
*	McDermott International Inc.	1,448,204	10,760
*	C&J Energy Services Inc.	533,496	10,713
*	Matador Resources Co.	630,209	10,291
*	Northern Oil and Gas Inc.	703,195	10,147
	Comstock Resources Inc.	532,659	8,475
*	Goodrich Petroleum Corp.	338,222	8,215
*	ION Geophysical Corp.	1,438,711	7,481
*	Resolute Energy Corp.	844,845	7,063
*	Athlon Energy Inc.	200,518	6,557
*	Swift Energy Co.	503,339	5,748
*,^ Solazyme Inc.		456,691	4,919
	CVR Energy Inc.	106,202	4,091
*,^ Quicksilver Resources Inc.		1,515,308	2,985
*	PetroQuest Energy Inc.	669,949	2,687
*	Jones Energy Inc.	137,369	2,254

*	Penn Virginia Corp.	338,600	2,252
*	BPZ Resources Inc.	1,151,244	2,245
*	Midstates Petroleum Co. Inc.	376,600	1,932
*	Vantage Drilling Co.	1,107,946	1,917
*	Cheniere Energy Inc.	1,093	37
*	Magnum Hunter Resources Corp. Warrants Exp. 10/14/2013	74,995	1
*	Harvest Natural Resources Inc.	94	1
			973,310
Other (0.0%)
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	132,154	126

Technology (16.6%)
*	Concur Technologies Inc.	548,804	60,643
*,^ 3D Systems Corp.		1,119,468	60,440
*	Splunk Inc.	889,700	53,418
	IAC/InterActiveCorp	944,960	51,661
*	CommVault Systems Inc.	543,545	47,740
*	Ultimate Software Group Inc.	323,623	47,702
*	Cadence Design Systems Inc.	3,476,100	46,927
*	athenahealth Inc.	428,653	46,535
	Solera Holdings Inc.	841,974	44,515
*	JDS Uniphase Corp.	2,908,233	42,780
*	PTC Inc.	1,457,817	41,446
*	Aspen Technology Inc.	1,142,677	39,479
*	Atmel Corp.	4,970,151	36,978
	Mentor Graphics Corp.	1,386,118	32,394
*	Tyler Technologies Inc.	370,160	32,378
*	SS&C Technologies Holdings Inc.	847,687	32,297
*	Fortinet Inc.	1,591,563	32,245
*	ViaSat Inc.	500,401	31,901
*	Ciena Corp.	1,261,845	31,521
*	Qlik Technologies Inc.	913,791	31,288
*	Allscripts Healthcare Solutions Inc.	2,069,883	30,779
*	Medidata Solutions Inc.	310,111	30,679
*	Guidewire Software Inc.	632,165	29,781
*	Riverbed Technology Inc.	1,909,340	27,857
*	Sourcefire Inc.	366,802	27,848
*	SolarWinds Inc.	784,426	27,502
*	ACI Worldwide Inc.	483,944	26,162
*	Informatica Corp.	662,238	25,807
*	Finisar Corp.	1,113,971	25,209
*	Semtech Corp.	832,705	24,973
	Plantronics Inc.	536,688	24,714
*	Cavium Inc.	599,673	24,707
*	Cornerstone OnDemand Inc.	471,848	24,272
	Fair Isaac Corp.	430,765	23,813
*	MICROS Systems Inc.	468,777	23,411
*	Dealertrack Technologies Inc.	535,384	22,936
*	Manhattan Associates Inc.	236,323	22,557
*	Aruba Networks Inc.	1,327,200	22,085
*	Palo Alto Networks Inc.	478,792	21,938
	Blackbaud Inc.	559,877	21,858
*	International Rectifier Corp.	866,174	21,455
*	Hittite Microwave Corp.	327,885	21,427
*	Sapient Corp.	1,368,430	21,306
*	Silicon Laboratories Inc.	470,437	20,092
*	NetSuite Inc.	181,713	19,614

*	Teradyne Inc.	1,171,968	19,361
	InterDigital Inc.	504,015	18,815
	Power Integrations Inc.	344,195	18,638
*	Infoblox Inc.	442,780	18,517
*	MedAssets Inc.	711,420	18,084
*	Electronics For Imaging Inc.	567,994	17,994
*	Web.com Group Inc.	555,675	17,971
*	Cirrus Logic Inc.	776,491	17,611
	MKS Instruments Inc.	650,637	17,300
*	Entegris Inc.	1,702,435	17,280
	Cogent Communications Group Inc.	520,957	16,801
	NIC Inc.	715,003	16,524
	Advent Software Inc.	511,879	16,252
*	TriQuint Semiconductor Inc.	1,916,450	15,581
*	FleetMatics Group plc	414,128	15,551
*	Infinera Corp.	1,373,341	15,532
	Syntel Inc.	179,554	14,382
*	RealPage Inc.	613,240	14,203
*	Synchronoss Technologies Inc.	368,611	14,029
*	Fusion-io Inc.	1,042,590	13,960
*	Freescale Semiconductor Ltd.	787,293	13,108
*,^ InvenSense Inc.		740,158	13,042
	Monotype Imaging Holdings Inc.	450,894	12,923
*	Demandware Inc.	277,314	12,848
	Monolithic Power Systems Inc.	414,637	12,555
*	Interactive Intelligence Group Inc.	196,094	12,450
*	Bottomline Technologies de Inc.	441,973	12,322
*	Rambus Inc.	1,307,700	12,292
	Quality Systems Inc.	547,062	11,888
*	Sonus Networks Inc.	3,462,138	11,702
*	Ixia	743,486	11,650
*	Applied Micro Circuits Corp.	895,152	11,547
*	MicroStrategy Inc. Class A	111,087	11,526
*	SunEdison Inc.	1,442,034	11,493
	Tessera Technologies Inc.	593,761	11,489
*	BroadSoft Inc.	309,703	11,159
*	Netscout Systems Inc.	430,532	11,009
*	iGATE Corp.	390,029	10,827
*	EPAM Systems Inc.	310,397	10,709
*	Diodes Inc.	427,981	10,486
*	OmniVision Technologies Inc.	680,991	10,426
*	Blucora Inc.	453,396	10,419
*	Ruckus Wireless Inc.	615,849	10,365
*,^ VirnetX Holding Corp.		501,642	10,234
*	Tangoe Inc.	413,724	9,871
*	Ellie Mae Inc.	307,941	9,857
*	ATMI Inc.	371,110	9,842
*	Ultratech Inc.	323,169	9,792
*	RF Micro Devices Inc.	1,636,541	9,230
*	LogMeIn Inc.	282,467	8,771
*	Comverse Inc.	272,040	8,692
*	Shutterstock Inc.	118,569	8,622
	Pegasystems Inc.	209,173	8,327
*	Tableau Software Inc. Class A	115,549	8,232
*	Responsys Inc.	493,475	8,142
*	Advanced Energy Industries Inc.	463,352	8,118
*	Integrated Device Technology Inc.	825,845	7,779

*	Active Network Inc.	533,151	7,629
	Computer Programs & Systems Inc.	128,586	7,522
	Brooks Automation Inc.	771,267	7,181
	Ubiquiti Networks Inc.	213,600	7,175
*	Silicon Graphics International Corp.	413,068	6,712
*	ICG Group Inc.	435,901	6,185
*	Calix Inc.	455,317	5,796
*	LivePerson Inc.	594,027	5,608
	Forrester Research Inc.	148,005	5,441
*	Kulicke & Soffa Industries Inc.	460,133	5,315
*	Jive Software Inc.	419,965	5,250
*	Super Micro Computer Inc.	386,880	5,238
*	Silicon Image Inc.	943,977	5,041
*	Cvent Inc.	141,662	4,982
*	Ceva Inc.	269,516	4,649
*	Entropic Communications Inc.	1,060,502	4,645
*	Vocera Communications Inc.	241,481	4,492
*	Marketo Inc.	138,123	4,403
*	Textura Corp.	97,569	4,203
^	Ebix Inc.	393,467	3,911
*	Gigamon Inc.	93,038	3,595
*	Quantum Corp.	2,566,914	3,542
*	Volterra Semiconductor Corp.	153,456	3,529
*	Greenway Medical Technologies	163,453	3,375
*	Lattice Semiconductor Corp.	708,991	3,162
*	Inphi Corp.	233,662	3,138
*	ChannelAdvisor Corp.	79,300	2,905
	West Corp.	127,593	2,829
*,^ Millennial Media Inc.		347,922	2,460
*	Gogo Inc.	102,631	1,824
*	FireEye Inc.	21,568	896
*	Limelight Networks Inc.	325,734	629
*	Premier Inc. Class A	12,658	401
*	RingCentral Inc. Class A	18,204	328
*	Rocket Fuel Inc.	4,473	240
*	Violin Memory Inc.	32,200	237
*	NETGEAR Inc.	194	6
*	Cabot Microelectronics Corp.	111	4
*	Silver Spring Networks Inc.	47	1
			2,329,679
Telecommunications (0.9%)
*	Level 3 Communications Inc.	2,044,297	54,562
*	tw telecom inc Class A	1,783,215	53,256
*	Cincinnati Bell Inc.	2,540,882	6,911
*	Intelsat SA	257,378	6,177
	EarthLink Inc.	629,011	3,114
	Atlantic Tele-Network Inc.	57,641	3,005
			127,025
Utilities (0.6%)
	ITC Holdings Corp.	642,165	60,274
*	Dynegy Inc.	581,203	11,229
	Atlantic Power Corp.	732,540	3,157
	Ormat Technologies Inc.	110,939	2,970
			77,630
Total Common Stocks (Cost $10,597,241)			13,843,351

	Coupon
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[1,2] Vanguard Market Liquidity Fund	0.112%		214,689,764	214,690

		Maturity
		Date
U.S. Government and Agency Obligations (0.0%)
3 Freddie Mac Discount Notes	0.070%	3/24/14	1,000	999
Total Temporary Cash Investments (Cost $215,689)				215,689
Total Investments (100.2%) (Cost $10,812,930)				14,059,040
Other Assets and Liabilities-Net (-0.2%)[2]				(217,080)
Net Assets (100%)				13,841,960

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $180,556,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $193,871,000 of collateral received for securities on loan.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Small-Cap Growth Index Fund

The following table summarizes the market value of the fund's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	13,843,225	—	126
Temporary Cash Investments	214,690	999	—
Total	14,057,915	999	126

C. At September 30, 2013, the cost of investment securities for tax purposes was $10,812,930,000. Net unrealized appreciation of investment securities for tax purposes was $3,246,110,000, consisting of unrealized gains of $3,616,798,000 on securities that had risen in value since their purchase and $370,688,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Index Fund

Schedule of Investments
As of September 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.6%)[1]
Basic Materials (4.3%)
	CF Industries Holdings Inc.	869,091	183,230
	Eastman Chemical Co.	2,340,117	182,295
	Sigma-Aldrich Corp.	1,824,407	155,622
	FMC Corp.	2,069,037	148,391
	Alcoa Inc.	16,228,498	131,775
	Celanese Corp. Class A	2,417,700	127,630
	CONSOL Energy Inc.	3,472,586	116,853
	Ashland Inc.	1,173,905	108,563
	Airgas Inc.	1,002,346	106,299
	International Flavors & Fragrances Inc.	1,240,395	102,084
*	WR Grace & Co.	1,104,915	96,570
	Reliance Steel & Aluminum Co.	1,110,058	81,334
	Albemarle Corp.	1,232,159	77,552
	Peabody Energy Corp.	4,084,979	70,466
	Avery Dennison Corp.	1,484,851	64,621
	Huntsman Corp.	2,922,102	60,225
	Westlake Chemical Corp.	152,226	15,932
			1,829,442
Consumer Goods (13.2%)
	Delphi Automotive plc	4,706,040	274,927
	Mattel Inc.	5,227,437	218,821
	Harley-Davidson Inc.	3,384,200	217,401
	ConAgra Foods Inc.	6,403,672	194,287
	Genuine Parts Co.	2,232,102	180,555
	Whirlpool Corp.	1,202,708	176,125
	BorgWarner Inc.	1,736,942	176,109
	Clorox Co.	1,979,010	161,725
	Bunge Ltd.	2,122,413	161,112
	JM Smucker Co.	1,515,322	159,169
	Beam Inc.	2,456,721	158,827
	Coca-Cola Enterprises Inc.	3,853,468	154,948
	Ralph Lauren Corp. Class A	919,459	151,462
	PVH Corp.	1,229,850	145,971
	Dr Pepper Snapple Group Inc.	3,088,779	138,439
*,^ Green Mountain Coffee Roasters Inc.		1,829,795	137,838
*	LKQ Corp.	4,326,119	137,830
*	Constellation Brands Inc. Class A	2,378,223	136,510
	Avon Products Inc.	6,579,943	135,547
*	TRW Automotive Holdings Corp.	1,778,230	126,806
	Church & Dwight Co. Inc.	2,101,950	126,222
*	Mohawk Industries Inc.	935,283	121,821
	Tyson Foods Inc. Class A	4,281,969	121,094
	Newell Rubbermaid Inc.	4,370,101	120,178
*	Monster Beverage Corp.	2,286,184	119,453
*,^ Tesla Motors Inc.		599,009	115,860
*	Lululemon Athletica Inc.	1,570,085	114,757
*	Electronic Arts Inc.	4,413,270	112,759
	McCormick & Co. Inc.	1,722,683	111,458

Molson Coors Brewing Co. Class B	2,166,209	108,592
PulteGroup Inc.	5,304,121	87,518
Lear Corp.	1,221,303	87,409
Energizer Holdings Inc.	945,111	86,147
DR Horton Inc.	4,409,391	85,674
Lennar Corp. Class A	2,402,268	85,040
Hormel Foods Corp.	2,002,724	84,355
Hasbro Inc.	1,771,848	83,525
^ Herbalife Ltd.	1,170,435	81,661
* WABCO Holdings Inc.	950,154	80,060
* Fossil Group Inc.	684,034	79,512
Polaris Industries Inc.	495,779	64,045
* NVR Inc.	63,129	58,028
* Under Armour Inc. Class A	611,987	48,622
* Coty Inc. Class A	874,591	14,177
Lennar Corp. Class B	71,618	2,052
		5,544,428
Consumer Services (15.7%)
Delta Air Lines Inc.	13,015,587	307,038
* Netflix Inc.	849,193	262,579
Macy's Inc.	5,707,956	246,983
Ross Stores Inc.	3,151,728	229,446
L Brands Inc.	3,738,671	228,433
AmerisourceBergen Corp. Class A	3,503,177	214,044
* Chipotle Mexican Grill Inc. Class A	468,338	200,776
* O'Reilly Automotive Inc.	1,564,663	199,635
* Discovery Communications Inc. Class A	2,233,612	188,562
* Dollar Tree Inc.	3,214,302	183,729
* United Continental Holdings Inc.	5,399,917	165,831
* CarMax Inc.	3,392,062	164,413
Southwest Airlines Co.	10,715,031	156,011
Best Buy Co. Inc.	4,125,116	154,692
Staples Inc.	10,021,592	146,816
Tractor Supply Co.	2,118,442	142,296
* Dollar General Corp.	2,455,051	138,612
* Hertz Global Holdings Inc.	6,092,248	135,004
* Charter Communications Inc. Class A	1,000,511	134,829
* TripAdvisor Inc.	1,679,075	127,341
Tiffany & Co.	1,647,668	126,244
Marriott International Inc. Class A	2,990,238	125,769
Nielsen Holdings NV	3,430,256	125,033
Nordstrom Inc.	2,214,474	124,453
Wyndham Worldwide Corp.	2,017,545	123,010
PetSmart Inc.	1,574,367	120,061
* News Corp. Class A	7,322,742	117,603
Safeway Inc.	3,661,520	117,132
* MGM Resorts International	5,571,899	113,890
H&R Block Inc.	4,155,708	110,791
Interpublic Group of Cos. Inc.	6,405,811	110,052
* Ulta Salon Cosmetics & Fragrance Inc.	919,226	109,811
Family Dollar Stores Inc.	1,483,339	106,830
* Discovery Communications Inc.	1,286,751	100,521
* IHS Inc. Class A	848,486	96,880
Scripps Networks Interactive Inc. Class A	1,185,082	92,567
Darden Restaurants Inc.	1,977,281	91,528
Advance Auto Parts Inc.	1,105,430	91,397
Signet Jewelers Ltd.	1,222,142	87,566

	Expedia Inc.	1,588,469	82,267
	Royal Caribbean Cruises Ltd.	2,000,022	76,561
	International Game Technology	3,958,142	74,928
	DISH Network Corp. Class A	1,574,094	70,850
	Williams-Sonoma Inc.	1,250,513	70,279
^	FactSet Research Systems Inc.	623,470	68,021
*	Urban Outfitters Inc.	1,672,556	61,500
	Dun & Bradstreet Corp.	587,280	60,989
*	AutoNation Inc.	1,011,119	52,750
*,^ Sears Holdings Corp.		644,677	38,449
*	Groupon Inc.	3,016,142	33,811
	Burger King Worldwide Inc.	1,594,635	31,127
*	Hyatt Hotels Corp. Class A	666,852	28,648
*	Norwegian Cruise Line Holdings Ltd.	772,048	23,818
*,^ JC Penney Co. Inc.		2,190,750	19,322
*	Sprouts Farmers Market Inc.	333,740	14,815
*	News Corp. Class B	80,876	1,329
			6,627,672
Financials (16.8%)
	Health Care REIT Inc.	4,344,000	270,979
	AvalonBay Communities Inc.	1,865,092	237,035
	Moody's Corp.	3,343,777	235,168
	Hartford Financial Services Group Inc.	6,903,530	214,838
*	IntercontinentalExchange Inc.	1,105,173	200,500
	M&T Bank Corp.	1,775,618	198,727
	Regions Financial Corp.	21,177,197	196,101
	Principal Financial Group Inc.	4,465,777	191,225
	Lincoln National Corp.	4,012,991	168,505
	KeyCorp	13,827,518	157,634
	Western Union Co.	8,374,309	156,265
	NYSE Euronext	3,690,253	154,917
*	CIT Group Inc.	3,050,919	148,793
*	Affiliated Managers Group Inc.	801,988	146,475
	American Capital Agency Corp.	6,011,263	135,674
	XL Group plc Class A	4,342,426	133,834
	Leucadia National Corp.	4,700,172	128,033
	SL Green Realty Corp.	1,395,700	123,994
	Unum Group	3,999,734	121,752
	Macerich Co.	2,129,296	120,177
	Kimco Realty Corp.	5,895,974	118,981
	Realty Income Corp.	2,972,111	118,141
	Plum Creek Timber Co. Inc.	2,469,482	115,646
	Cincinnati Financial Corp.	2,359,375	111,268
	Comerica Inc.	2,806,671	110,330
	Equifax Inc.	1,837,658	109,984
	Rayonier Inc.	1,913,791	106,502
*	Markel Corp.	201,500	104,331
	Willis Group Holdings plc	2,406,683	104,282
*	Arch Capital Group Ltd.	1,923,410	104,114
	Huntington Bancshares Inc.	12,589,957	103,993
^	Digital Realty Trust Inc.	1,948,838	103,483
	Federal Realty Investment Trust	996,973	101,143
	Torchmark Corp.	1,389,796	100,552
*	CBRE Group Inc. Class A	4,275,474	98,892
	New York Community Bancorp Inc.	6,355,763	96,036
*	Realogy Holdings Corp.	2,215,947	95,330
	First Republic Bank	1,988,359	92,717

SLM Corp.	3,717,989	92,578
UDR Inc.	3,805,115	90,181
Everest Re Group Ltd.	590,408	85,851
Essex Property Trust Inc.	577,187	85,250
Cole Real Estate Investment Inc.	6,789,782	83,243
Raymond James Financial Inc.	1,910,154	79,596
Camden Property Trust	1,293,958	79,501
Zions Bancorporation	2,800,501	76,790
* MSCI Inc. Class A	1,835,952	73,915
SEI Investments Co.	2,348,943	72,606
Reinsurance Group of America Inc. Class A	1,074,572	71,986
PartnerRe Ltd.	778,063	71,224
WR Berkley Corp.	1,638,765	70,237
People's United Financial Inc.	4,861,569	69,909
Alexandria Real Estate Equities Inc.	1,081,386	69,046
Axis Capital Holdings Ltd.	1,557,785	67,468
Hudson City Bancorp Inc.	7,199,538	65,156
Lazard Ltd. Class A	1,758,230	63,331
Jones Lang LaSalle Inc.	672,576	58,716
NASDAQ OMX Group Inc.	1,773,097	56,899
Legg Mason Inc.	1,681,254	56,221
* Alleghany Corp.	120,537	49,378
* Ocwen Financial Corp.	874,471	48,769
LPL Financial Holdings Inc.	1,271,189	48,699
ING US Inc.	1,183,674	34,575
Assurant Inc.	567,480	30,701
		7,088,177
Health Care (8.9%)
* Vertex Pharmaceuticals Inc.	3,532,009	267,797
* Boston Scientific Corp.	20,372,931	239,178
* Mylan Inc.	5,792,599	221,103
* Life Technologies Corp.	2,619,576	196,023
* DaVita HealthCare Partners Inc.	3,062,578	174,261
Perrigo Co.	1,358,299	167,587
* Actavis Inc.	1,106,537	159,341
* Forest Laboratories Inc.	3,665,633	156,852
* BioMarin Pharmaceutical Inc.	2,125,761	153,522
* Illumina Inc.	1,898,470	153,453
Quest Diagnostics Inc.	2,304,624	142,403
CR Bard Inc.	1,201,069	138,363
* Henry Schein Inc.	1,312,361	136,092
* Laboratory Corp. of America Holdings	1,367,187	135,543
* Waters Corp.	1,228,396	130,468
* Varian Medical Systems Inc.	1,631,100	121,892
* CareFusion Corp.	3,252,923	120,033
* Edwards Lifesciences Corp.	1,703,671	118,627
^ ResMed Inc.	2,155,551	113,856
Universal Health Services Inc. Class B	1,379,483	103,447
* Hospira Inc.	2,513,810	98,592
DENTSPLY International Inc.	2,159,272	93,734
* Hologic Inc.	4,104,215	84,752
* IDEXX Laboratories Inc.	795,486	79,270
* Onyx Pharmaceuticals Inc.	556,363	69,362
* Pharmacyclics Inc.	443,491	61,388
Patterson Cos. Inc.	1,195,343	48,053
* Endo Health Solutions Inc.	864,382	39,278
Warner Chilcott plc Class A	891,563	20,372

* Quintiles Transnational Holdings Inc.	390,283	17,516
		3,762,158
Industrials (16.7%)
WW Grainger Inc.	948,903	248,337
Sherwin-Williams Co.	1,324,168	241,237
Fastenal Co.	4,053,557	203,691
Roper Industries Inc.	1,504,814	199,945
* Fiserv Inc.	1,973,716	199,444
Pentair Ltd.	3,021,489	196,216
Amphenol Corp. Class A	2,414,757	186,854
* LinkedIn Corp. Class A	753,837	185,489
Fidelity National Information Services Inc.	3,988,616	185,231
Kansas City Southern	1,672,299	182,883
AMETEK Inc.	3,705,469	170,526
* Stericycle Inc.	1,303,271	150,398
* Verisk Analytics Inc. Class A	2,293,014	148,954
* Alliance Data Systems Corp.	702,573	148,573
CH Robinson Worldwide Inc.	2,418,572	144,050
Rockwell Collins Inc.	2,048,537	139,014
Expeditors International of Washington Inc.	3,131,806	137,987
Flowserve Corp.	2,133,553	133,112
Pall Corp.	1,692,958	130,426
ADT Corp.	3,034,626	123,388
L-3 Communications Holdings Inc.	1,289,411	121,849
Textron Inc.	4,249,860	117,339
* Trimble Navigation Ltd.	3,895,533	115,736
Masco Corp.	5,416,277	115,258
Rock Tenn Co. Class A	1,092,127	110,600
* Jacobs Engineering Group Inc.	1,895,211	110,263
* FleetCor Technologies Inc.	993,505	109,445
* Mettler-Toledo International Inc.	454,394	109,095
MeadWestvaco Corp.	2,694,142	103,401
Vulcan Materials Co.	1,972,181	102,179
TransDigm Group Inc.	717,603	99,532
Ball Corp.	2,201,899	98,821
JB Hunt Transport Services Inc.	1,332,416	97,173
Xerox Corp.	8,884,470	91,421
* Crown Holdings Inc.	2,137,128	90,358
Fluor Corp.	1,237,151	87,788
* Quanta Services Inc.	3,190,582	87,773
Avnet Inc.	2,081,414	86,816
Manpowergroup Inc.	1,188,168	86,427
AGCO Corp.	1,403,417	84,794
Donaldson Co. Inc.	2,217,243	84,544
Hubbell Inc. Class B	791,391	82,890
Joy Global Inc.	1,612,911	82,323
Sealed Air Corp.	2,972,918	80,834
Xylem Inc.	2,812,092	78,542
Timken Co.	1,297,723	78,382
Robert Half International Inc.	2,001,843	78,132
MDU Resources Group Inc.	2,722,626	76,152
Cintas Corp.	1,481,644	75,860
* Arrow Electronics Inc.	1,516,836	73,612
KBR Inc.	2,240,318	73,124
* Sensata Technologies Holding NV	1,861,190	71,228
Iron Mountain Inc.	2,603,785	70,354
Martin Marietta Materials Inc.	699,971	68,716

	FLIR Systems Inc.	2,150,784	67,535
*	Owens Corning	1,709,807	64,939
	Jabil Circuit Inc.	2,761,039	59,859
*	B/E Aerospace Inc.	794,088	58,620
	SPX Corp.	617,715	52,283
	National Instruments Corp.	1,511,322	46,745
	Molex Inc.	1,121,738	43,209
*	Owens-Illinois Inc.	1,244,058	37,347
	Molex Inc. Class A	948,077	36,292
	Allison Transmission Holdings Inc.	846,748	21,211
			7,044,556
Oil & Gas (6.7%)
	Cabot Oil & Gas Corp.	6,395,122	238,666
	EQT Corp.	2,056,382	182,442
	Range Resources Corp.	2,355,088	178,728
*	Concho Resources Inc.	1,592,893	173,323
	Murphy Oil Corp.	2,693,780	162,489
	Oceaneering International Inc.	1,641,783	133,379
	HollyFrontier Corp.	3,032,508	127,699
	Cimarex Energy Co.	1,245,060	120,024
	Core Laboratories NV	691,561	117,019
*	Cheniere Energy Inc.	3,258,845	111,257
	OGE Energy Corp.	3,009,943	108,629
*	Cobalt International Energy Inc.	4,361,104	108,417
*	Whiting Petroleum Corp.	1,800,508	107,760
	Helmerich & Payne Inc.	1,535,174	105,850
*	Denbury Resources Inc.	5,658,752	104,178
	Tesoro Corp.	2,049,939	90,156
	Energen Corp.	1,096,077	83,729
*	Weatherford International Ltd.	5,242,988	80,375
	SM Energy Co.	1,015,809	78,410
	QEP Resources Inc.	2,721,123	75,348
	Noble Corp.	1,919,707	72,507
*	Dresser-Rand Group Inc.	1,154,459	72,038
*	Rowan Cos. plc Class A	1,880,376	69,047
	Nabors Industries Ltd.	4,243,184	68,146
	Diamond Offshore Drilling Inc.	1,052,327	65,581
			2,835,197
Technology (11.4%)
*	Micron Technology Inc.	15,754,391	275,229
*	Cerner Corp.	4,684,845	246,189
	SanDisk Corp.	3,647,106	217,039
	Western Digital Corp.	3,236,023	205,164
	Seagate Technology plc	4,601,407	201,266
	Xilinx Inc.	4,040,305	189,329
	KLA-Tencor Corp.	2,514,577	153,012
*	Catamaran Corp.	3,127,763	143,721
	Linear Technology Corp.	3,538,305	140,329
*	Autodesk Inc.	3,383,575	139,302
*	Equinix Inc.	749,857	137,711
	Avago Technologies Ltd. Class A	3,184,541	137,317
*	Teradata Corp.	2,474,787	137,202
*	Akamai Technologies Inc.	2,568,151	132,773
*	Red Hat Inc.	2,872,447	132,535
	NVIDIA Corp.	8,340,351	129,776
	Maxim Integrated Products Inc.	4,322,760	128,818

* Lam Research Corp.	2,475,586	126,725
* ANSYS Inc.	1,402,675	121,359
Computer Sciences Corp.	2,241,041	115,952
Microchip Technology Inc.	2,844,217	114,594
* VeriSign Inc.	2,178,804	110,879
* Cree Inc.	1,822,590	109,702
* F5 Networks Inc.	1,188,268	101,906
Harris Corp.	1,622,824	96,234
* ServiceNow Inc.	1,761,820	91,527
* Rackspace Hosting Inc.	1,686,820	88,997
* Synopsys Inc.	2,343,242	88,340
* Nuance Communications Inc.	4,474,137	83,644
* Workday Inc. Class A	1,001,605	81,060
* Gartner Inc.	1,343,141	80,588
^ Garmin Ltd.	1,778,545	80,372
* Juniper Networks Inc.	3,644,526	72,380
* Skyworks Solutions Inc.	2,842,199	70,600
Marvell Technology Group Ltd.	5,962,113	68,564
LSI Corp.	8,282,031	64,766
* TIBCO Software Inc.	2,337,146	59,808
* Informatica Corp.	819,205	31,924
* MICROS Systems Inc.	579,862	28,958
* ON Semiconductor Corp.	3,405,127	24,857
* NetSuite Inc.	225,088	24,296
^ Leidos Holdings Inc.	2,524	115
* Science Applications International Corp.	360	12
		4,784,871
Telecommunications (0.8%)
* SBA Communications Corp. Class A	1,938,906	156,004
Windstream Holdings Inc.	8,974,251	71,794
Frontier Communications Corp.	15,134,266	63,110
* T-Mobile US Inc.	1,375,074	35,711
		326,619
Utilities (5.3%)
Northeast Utilities	4,775,381	196,985
DTE Energy Co.	2,654,578	175,149
ONEOK Inc.	3,128,571	166,815
CenterPoint Energy Inc.	6,503,265	155,883
NiSource Inc.	4,742,812	146,505
Wisconsin Energy Corp.	3,454,404	139,489
NRG Energy Inc.	4,899,815	133,912
Ameren Corp.	3,681,677	128,270
AES Corp.	9,564,437	127,111
* Calpine Corp.	5,995,532	116,493
American Water Works Co. Inc.	2,700,482	111,476
CMS Energy Corp.	4,050,959	106,621
Pinnacle West Capital Corp.	1,669,285	91,377
SCANA Corp.	1,911,942	88,026
Alliant Energy Corp.	1,683,748	83,430
National Fuel Gas Co.	1,205,598	82,897
Pepco Holdings Inc.	3,771,094	69,614
Integrys Energy Group Inc.	1,204,848	67,339
TECO Energy Inc.	3,289,332	54,406
		2,241,798
Total Common Stocks (Cost $32,086,693)		42,084,918

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.1%)[1]
Money Market Fund (1.0%)
[2,3] Vanguard Market Liquidity Fund	0.112%		425,284,502	425,285

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4 Federal Home Loan Bank Discount Notes	0.095%	10/4/13	2,300	2,300
[4,5] Federal Home Loan Bank Discount Notes	0.150%	12/20/13	3,000	2,999
[5,6] Freddie Mac Discount Notes	0.110%	10/16/13	3,000	3,000
[5,6] Freddie Mac Discount Notes	0.063%	3/17/14	7,500	7,494
				15,793
Total Temporary Cash Investments (Cost $441,081)				441,078
Total Investments (100.7%) (Cost $32,527,774)				42,525,996
Other Assets and Liabilities-Net (-0.7%)[3]				(280,791)
Net Assets (100%)				42,245,205

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $179,677,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $178,408,000 of collateral received for securities on loan. The fund received additional collateral of $765,000 on the next business day.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $6,798,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

Mid-Cap Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	42,084,918	—	—
Temporary Cash Investments	425,285	15,793	—
Futures Contracts—Assets[1]	145	—	—
Futures Contracts—Liabilities[1]	(931)	—	—
Total	42,509,417	15,793	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

Mid-Cap Index Fund

imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2013	112	46,880	(673)
E-mini MidCap 400 Index	December 2013	332	41,188	(5)
E-mini S&P 500 Index	December 2013	480	40,183	(1,007)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected stocks in the fund's target index when investing through a swap provides a return advantage over buying the individual stocks. Under the terms of each swap, the fund receives the total return (either receiving the increase or paying the decrease) on a reference stock, applied to a notional amount that is the value of a designated number of shares of the stock at the beginning of the swap. The counterparty pays the fund a fixed rate less a specified interest rate spread that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. The primary risks associated with the swaps are that a counterparty will default on its obligation to pay net amounts due to the fund , or that the fund will incur fees in the event it terminates a swap prior to the scheduled termination date. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to pledge collateral to secure such exposure. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Mid-Cap Index Fund

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
			Amount	Received	(Depreciation)
Reference Entity	Termination Date	Counterparty[1]	($000)	(Paid)	($000)
SLM Corp.	1/25/14	GSI	75,777	(.520%)	(1,479)
1GSI—Goldman Sachs International.

At September 30, 2013, the counterparty had deposited in segregated accounts securities with a value of $780,000 in connection with amounts due to the fund for open swap contracts.

E. At September 30, 2013, the cost of investment securities for tax purposes was $32,527,774,000. Net unrealized appreciation of investment securities for tax purposes was $9,998,222,000, consisting of unrealized gains of $10,667,430,000 on securities that had risen in value since their purchase and $669,208,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Value Index Fund

Schedule of Investments
As of September 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Basic Materials (6.1%)
CF Industries Holdings Inc.	157,810	33,271
Sigma-Aldrich Corp.	331,272	28,258
Alcoa Inc.	2,946,430	23,925
Celanese Corp. Class A	439,692	23,211
Ashland Inc.	213,174	19,714
International Flavors & Fragrances Inc.	225,208	18,535
* WR Grace & Co.	200,598	17,532
Reliance Steel & Aluminum Co.	201,571	14,769
Albemarle Corp.	224,245	14,114
Peabody Energy Corp.	743,457	12,825
Avery Dennison Corp.	270,298	11,763
Huntsman Corp.	531,796	10,960
CONSOL Energy Inc.	315,258	10,609
Westlake Chemical Corp.	27,490	2,877
		242,363
Consumer Goods (15.9%)
Delphi Automotive plc	854,579	49,924
Mattel Inc.	949,251	39,736
Harley-Davidson Inc.	614,533	39,478
ConAgra Foods Inc.	1,162,738	35,277
Genuine Parts Co.	405,320	32,786
Whirlpool Corp.	218,380	31,980
Clorox Co.	359,357	29,367
Bunge Ltd.	385,397	29,255
JM Smucker Co.	275,157	28,902
Beam Inc.	446,059	28,838
Coca-Cola Enterprises Inc.	699,716	28,136
Dr Pepper Snapple Group Inc.	560,890	25,139
* Constellation Brands Inc. Class A	431,870	24,789
Avon Products Inc.	1,194,679	24,610
* TRW Automotive Holdings Corp.	322,869	23,024
Tyson Foods Inc. Class A	777,437	21,986
Newell Rubbermaid Inc.	793,437	21,820
Molson Coors Brewing Co. Class B	393,904	19,746
Lear Corp.	222,211	15,904
Energizer Holdings Inc.	171,609	15,642
DR Horton Inc.	800,456	15,553
Hormel Foods Corp.	363,553	15,313
Hasbro Inc.	321,710	15,165
Lennar Corp. Class A	423,277	14,984
* Coty Inc. Class A	79,244	1,285
Lennar Corp. Class B	26,092	748
		629,387
Consumer Services (12.4%)
Delta Air Lines Inc.	2,363,560	55,756
Macy's Inc.	1,036,488	44,849
AmerisourceBergen Corp. Class A	636,106	38,866
* United Continental Holdings Inc.	980,532	30,112

	Best Buy Co. Inc.	749,001	28,087
	Staples Inc.	1,819,544	26,656
*	Hertz Global Holdings Inc.	1,106,095	24,511
	Nielsen Holdings NV	623,790	22,737
	Safeway Inc.	664,818	21,267
*	MGM Resorts International	1,011,645	20,678
	H&R Block Inc.	754,490	20,115
	Interpublic Group of Cos. Inc.	1,163,012	19,981
	Darden Restaurants Inc.	358,996	16,618
	Advance Auto Parts Inc.	200,666	16,591
	Signet Jewelers Ltd.	221,916	15,900
	Expedia Inc.	288,387	14,936
	Royal Caribbean Cruises Ltd.	363,104	13,900
	International Game Technology	718,484	13,601
	Dun & Bradstreet Corp.	106,553	11,065
*	News Corp. Class A	519,666	8,346
*,^ Sears Holdings Corp.		116,933	6,974
	DISH Network Corp. Class A	142,117	6,397
	Burger King Worldwide Inc.	288,866	5,639
*,^ JC Penney Co. Inc.		396,912	3,501
*	News Corp. Class B	150,598	2,474
			489,557
Financials (22.3%)
	Hartford Financial Services Group Inc.	1,253,596	39,012
	M&T Bank Corp.	322,464	36,090
	Regions Financial Corp.	3,845,357	35,608
	Principal Financial Group Inc.	810,897	34,723
	Lincoln National Corp.	728,659	30,596
	SLM Corp.	1,201,651	29,921
	KeyCorp	2,510,652	28,621
	Western Union Co.	1,520,574	28,374
	NYSE Euronext	670,054	28,129
*	CIT Group Inc.	553,943	27,016
	American Capital Agency Corp.	1,091,408	24,633
	XL Group plc Class A	788,461	24,300
	SL Green Realty Corp.	253,468	22,518
	Unum Group	726,164	22,104
	Kimco Realty Corp.	1,072,098	21,635
	Realty Income Corp.	540,451	21,483
	Plum Creek Timber Co. Inc.	449,110	21,032
	Cincinnati Financial Corp.	428,404	20,203
	Comerica Inc.	509,626	20,033
	Equifax Inc.	334,198	20,002
*	Markel Corp.	36,638	18,970
	Willis Group Holdings plc	436,960	18,933
*	Arch Capital Group Ltd.	349,242	18,904
	Huntington Bancshares Inc.	2,285,666	18,880
	Torchmark Corp.	252,382	18,260
	New York Community Bancorp Inc.	1,153,830	17,434
	First Republic Bank	361,011	16,834
	UDR Inc.	690,774	16,371
	Everest Re Group Ltd.	107,260	15,597
	Cole Real Estate Investment Inc.	1,235,704	15,150
	Zions Bancorporation	508,343	13,939
	Reinsurance Group of America Inc. Class A	195,623	13,105
	PartnerRe Ltd.	141,593	12,961
	WR Berkley Corp.	298,320	12,786

People's United Financial Inc.	884,674	12,722
Axis Capital Holdings Ltd.	283,505	12,279
Hudson City Bancorp Inc.	1,310,177	11,857
Macerich Co.	193,623	10,928
Jones Lang LaSalle Inc.	122,466	10,691
NASDAQ OMX Group Inc.	321,556	10,319
Legg Mason Inc.	305,956	10,231
* Alleghany Corp.	21,945	8,990
LPL Financial Holdings Inc.	230,534	8,832
* Realogy Holdings Corp.	201,175	8,655
ING US Inc.	214,675	6,271
Assurant Inc.	102,767	5,560
		881,492
Health Care (7.8%)
* Boston Scientific Corp.	3,699,438	43,431
* Mylan Inc.	1,051,847	40,149
* Life Technologies Corp.	475,679	35,595
Quest Diagnostics Inc.	418,451	25,856
CR Bard Inc.	218,144	25,130
* Henry Schein Inc.	238,281	24,710
* Laboratory Corp. of America Holdings	248,245	24,611
* CareFusion Corp.	590,619	21,794
Universal Health Services Inc. Class B	250,485	18,784
* Hospira Inc.	456,413	17,901
* Hologic Inc.	745,084	15,386
Patterson Cos. Inc.	217,104	8,728
* Endo Health Solutions Inc.	156,788	7,124
		309,199
Industrials (13.4%)
* Fiserv Inc.	358,414	36,218
Fidelity National Information Services Inc.	724,314	33,637
Rockwell Collins Inc.	372,008	25,244
L-3 Communications Holdings Inc.	234,546	22,165
Textron Inc.	772,811	21,337
* Jacobs Engineering Group Inc.	344,129	20,021
MeadWestvaco Corp.	489,185	18,775
Vulcan Materials Co.	358,093	18,553
Ball Corp.	399,784	17,942
Xerox Corp.	1,612,864	16,596
* Crown Holdings Inc.	388,048	16,407
Fluor Corp.	224,572	15,936
Avnet Inc.	377,904	15,762
Manpowergroup Inc.	215,763	15,695
AGCO Corp.	254,817	15,396
Hubbell Inc. Class B	143,732	15,054
Joy Global Inc.	292,807	14,945
Sealed Air Corp.	539,739	14,676
Xylem Inc.	510,469	14,257
Timken Co.	235,632	14,232
MDU Resources Group Inc.	494,223	13,823
Cintas Corp.	269,617	13,804
* Arrow Electronics Inc.	276,089	13,399
KBR Inc.	407,799	13,311
Iron Mountain Inc.	473,927	12,806
FLIR Systems Inc.	391,444	12,291
Flowserve Corp.	193,756	12,088

*	Owens Corning	311,204	11,820
	Jabil Circuit Inc.	502,520	10,895
	SPX Corp.	112,031	9,482
	Molex Inc. Class A	203,714	7,798
*	Owens-Illinois Inc.	225,373	6,766
	Molex Inc.	170,327	6,561
	Allison Transmission Holdings Inc.	153,400	3,843
			531,535
Oil & Gas (5.1%)
	Murphy Oil Corp.	489,195	29,508
	HollyFrontier Corp.	550,612	23,186
	Cimarex Energy Co.	226,437	21,829
	OGE Energy Corp.	546,519	19,724
	Helmerich & Payne Inc.	278,784	19,222
*	Denbury Resources Inc.	1,027,388	18,914
	Tesoro Corp.	372,213	16,370
	Energen Corp.	198,990	15,201
*	Weatherford International Ltd.	951,813	14,591
	Nabors Industries Ltd.	772,223	12,402
	Diamond Offshore Drilling Inc.	191,561	11,938
			202,885
Technology (6.5%)
	Western Digital Corp.	587,673	37,259
	Seagate Technology plc	835,495	36,545
*	Micron Technology Inc.	1,430,477	24,990
	Computer Sciences Corp.	406,913	21,054
	SanDisk Corp.	331,211	19,710
	Harris Corp.	294,678	17,474
*	Synopsys Inc.	425,415	16,038
*	Nuance Communications Inc.	812,232	15,185
	Garmin Ltd.	322,842	14,589
*	Juniper Networks Inc.	663,284	13,173
	Marvell Technology Group Ltd.	1,085,048	12,478
	LSI Corp.	1,507,164	11,786
	NVIDIA Corp.	757,224	11,782
*	ON Semiconductor Corp.	616,958	4,504
			256,567
Telecommunications (0.8%)
^	Windstream Holdings Inc.	1,633,156	13,065
	Frontier Communications Corp.	2,754,167	11,485
*	T-Mobile US Inc.	249,177	6,471
			31,021
Utilities (9.4%)
	Northeast Utilities	867,130	35,769
	DTE Energy Co.	481,999	31,802
	ONEOK Inc.	568,048	30,288
	CenterPoint Energy Inc.	1,180,797	28,304
	NiSource Inc.	861,126	26,600
	Wisconsin Energy Corp.	627,231	25,328
	Ameren Corp.	668,472	23,290
	AES Corp.	1,736,570	23,079
	American Water Works Co. Inc.	490,315	20,240
	CMS Energy Corp.	735,445	19,357
	Pinnacle West Capital Corp.	303,120	16,593
	SCANA Corp.	347,104	15,981
	Alliant Energy Corp.	305,709	15,148

National Fuel Gas Co.			218,868	15,049
Pepco Holdings Inc.			686,277	12,669
Integrys Energy Group Inc.			219,331	12,258
NRG Energy Inc.			444,830	12,157
TECO Energy Inc.			598,727	9,903
				373,815
Total Common Stocks (Cost $3,331,990)				3,947,821
	Coupon
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.7%)
[2,3] Vanguard Market Liquidity Fund	0.112%		28,105,945	28,106

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Freddie Mac Discount Notes	0.070%	3/24/14	1,000	999
5 United States Treasury Note/Bond	1.750%	3/31/14	500	505
				1,504
Total Temporary Cash Investments (Cost $29,610)				29,610
Total Investments (100.5%) (Cost $3,361,600)				3,977,431
Other Assets and Liabilities-Net (-0.5%)[3]				(17,906)
Net Assets (100%)				3,959,525

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $10,068,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $10,757,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $704,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Mid-Cap Value Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30,
2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,947,821	—	—
Temporary Cash Investments	28,106	1,504	—
Futures Contracts—Liabilities[1]	(86)	—	—
Total	3,975,841	1,504	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Mid-Cap Value Index Fund

At September 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 400 Index	December 2013	28	11,720	(168)
E-mini S&P 400 Index	December 2013	8	993	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2013, the cost of investment securities for tax purposes was $3,361,600,000.

Net unrealized appreciation of investment securities for tax purposes was $615,831,000, consisting of unrealized gains of $663,503,000 on securities that had risen in value since their purchase and $47,672,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Index Fund

Schedule of Investments
As of September 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.2%)[1]
Basic Materials (2.4%)
Eastman Chemical Co.	423,619	33,000
FMC Corp.	374,357	26,849
Airgas Inc.	181,660	19,265
CONSOL Energy Inc.	314,234	10,574
		89,688
Consumer Goods (10.2%)
BorgWarner Inc.	314,433	31,880
Ralph Lauren Corp. Class A	166,441	27,418
PVH Corp.	222,581	26,418
* Green Mountain Coffee Roasters Inc.	331,231	24,951
* LKQ Corp.	782,980	24,946
Church & Dwight Co. Inc.	380,571	22,853
* Mohawk Industries Inc.	169,249	22,045
* Monster Beverage Corp.	413,654	21,613
* Tesla Motors Inc.	108,403	20,967
* Lululemon Athletica Inc.	284,212	20,773
* Electronic Arts Inc.	799,652	20,431
McCormick & Co. Inc.	312,129	20,195
PulteGroup Inc.	959,441	15,831
Herbalife Ltd.	212,284	14,811
* WABCO Holdings Inc.	171,917	14,486
* Fossil Group Inc.	124,068	14,422
Polaris Industries Inc.	89,835	11,605
* NVR Inc.	11,460	10,534
* Under Armour Inc. Class A	110,950	8,815
* Coty Inc. Class A	79,165	1,283
		376,277
Consumer Services (19.3%)
* Netflix Inc.	153,717	47,531
Ross Stores Inc.	570,537	41,535
L Brands Inc.	676,781	41,351
* Chipotle Mexican Grill Inc. Class A	84,776	36,343
* O'Reilly Automotive Inc.	283,158	36,128
* Discovery Communications Inc. Class A	404,195	34,122
* Dollar Tree Inc.	581,822	33,257
* CarMax Inc.	613,957	29,759
Southwest Airlines Co.	1,939,443	28,238
Tractor Supply Co.	383,316	25,747
* Dollar General Corp.	444,222	25,081
* Charter Communications Inc. Class A	181,110	24,406
* TripAdvisor Inc.	303,806	23,041
Tiffany & Co.	298,603	22,879
Marriott International Inc. Class A	541,030	22,756
Nordstrom Inc.	401,265	22,551
Wyndham Worldwide Corp.	365,014	22,255
PetSmart Inc.	285,276	21,755
* Ulta Salon Cosmetics & Fragrance Inc.	166,313	19,868
Family Dollar Stores Inc.	268,410	19,331

* Discovery Communications Inc.	232,853	18,190
* IHS Inc. Class A	153,577	17,535
Scripps Networks Interactive Inc. Class A	214,427	16,749
Williams-Sonoma Inc.	226,913	12,753
FactSet Research Systems Inc.	113,148	12,344
* Urban Outfitters Inc.	303,427	11,157
* News Corp. Class A	653,835	10,501
* AutoNation Inc.	183,277	9,562
DISH Network Corp. Class A	142,364	6,408
* Groupon Inc.	546,385	6,125
* Hyatt Hotels Corp. Class A	121,114	5,203
* Norwegian Cruise Line Holdings Ltd.	140,089	4,322
* Sprouts Farmers Market Inc.	60,782	2,698
* News Corp. Class B	17,204	283
		711,764
Financials (11.3%)
Health Care REIT Inc.	786,311	49,050
AvalonBay Communities Inc.	337,656	42,913
Moody's Corp.	605,284	42,570
* IntercontinentalExchange Inc.	200,005	36,285
* Affiliated Managers Group Inc.	145,119	26,504
Leucadia National Corp.	850,359	23,164
Rayonier Inc.	346,194	19,266
Digital Realty Trust Inc.	352,543	18,720
Federal Realty Investment Trust	180,413	18,303
* CBRE Group Inc. Class A	773,412	17,889
Essex Property Trust Inc.	104,437	15,425
Raymond James Financial Inc.	345,704	14,405
Camden Property Trust	234,055	14,380
* MSCI Inc. Class A	332,287	13,378
SEI Investments Co.	426,127	13,171
Alexandria Real Estate Equities Inc.	196,204	12,528
Lazard Ltd. Class A	319,013	11,491
Macerich Co.	192,979	10,892
* Ocwen Financial Corp.	158,486	8,839
* Realogy Holdings Corp.	200,534	8,627
		417,800
Health Care (10.1%)
* Vertex Pharmaceuticals Inc.	639,352	48,476
* DaVita HealthCare Partners Inc.	554,384	31,545
Perrigo Co.	245,810	30,328
* Actavis Inc.	200,154	28,822
* Forest Laboratories Inc.	663,480	28,390
* BioMarin Pharmaceutical Inc.	384,655	27,780
* Illumina Inc.	343,533	27,768
* Waters Corp.	222,269	23,607
* Varian Medical Systems Inc.	295,552	22,087
* Edwards Lifesciences Corp.	308,278	21,465
^ ResMed Inc.	389,968	20,598
DENTSPLY International Inc.	390,575	16,955
* IDEXX Laboratories Inc.	144,295	14,379
* Onyx Pharmaceuticals Inc.	100,882	12,577
* Pharmacyclics Inc.	80,417	11,131
Warner Chilcott plc Class A	162,813	3,720
* Quintiles Transnational Holdings Inc.	70,851	3,180
		372,808

Industrials (20.2%)
	WW Grainger Inc.	171,764	44,952
	Sherwin-Williams Co.	239,726	43,673
	Fastenal Co.	733,764	36,872
	Roper Industries Inc.	272,338	36,186
	Pentair Ltd.	546,982	35,521
	Amphenol Corp. Class A	437,098	33,823
*	LinkedIn Corp. Class A	136,321	33,543
	Kansas City Southern	302,774	33,111
	AMETEK Inc.	670,755	30,868
*	Stericycle Inc.	235,826	27,214
*	Verisk Analytics Inc. Class A	414,884	26,951
*	Alliance Data Systems Corp.	127,166	26,892
	CH Robinson Worldwide Inc.	437,616	26,064
	Expeditors International of Washington Inc.	566,902	24,978
	Pall Corp.	306,305	23,598
	ADT Corp.	549,306	22,335
*	Trimble Navigation Ltd.	705,089	20,948
	Masco Corp.	979,824	20,851
	Rock Tenn Co. Class A	197,639	20,015
*	FleetCor Technologies Inc.	179,733	19,799
*	Mettler-Toledo International Inc.	82,206	19,737
	TransDigm Group Inc.	129,863	18,012
	JB Hunt Transport Services Inc.	241,164	17,588
*	Quanta Services Inc.	577,182	15,878
	Donaldson Co. Inc.	401,079	15,293
	Robert Half International Inc.	362,262	14,139
*	Sensata Technologies Holding NV	337,699	12,924
	Martin Marietta Materials Inc.	127,054	12,473
	Flowserve Corp.	193,132	12,050
*	B/E Aerospace Inc.	143,910	10,623
	National Instruments Corp.	274,241	8,482
			745,393
Oil & Gas (8.4%)
	Cabot Oil & Gas Corp.	1,157,594	43,201
	EQT Corp.	372,268	33,028
	Range Resources Corp.	426,354	32,356
*	Concho Resources Inc.	288,402	31,381
	Oceaneering International Inc.	297,202	24,145
	Core Laboratories NV	125,297	21,201
*	Cheniere Energy Inc.	590,516	20,160
*	Cobalt International Energy Inc.	790,577	19,654
*	Whiting Petroleum Corp.	325,776	19,498
	SM Energy Co.	183,810	14,188
	QEP Resources Inc.	492,438	13,636
	Noble Corp.	347,826	13,137
*	Dresser-Rand Group Inc.	209,519	13,074
*	Rowan Cos. plc Class A	341,130	12,526
			311,185
Technology (16.6%)
*	Cerner Corp.	848,057	44,565
	Xilinx Inc.	731,339	34,271
	KLA-Tencor Corp.	455,016	27,688
*	Catamaran Corp.	565,924	26,004
	Linear Technology Corp.	640,412	25,399
*	Autodesk Inc.	612,458	25,215

*	Equinix Inc.			135,684	24,918
*	Micron Technology Inc.			1,425,925	24,911
	Avago Technologies Ltd. Class A			576,398	24,854
*	Teradata Corp.			447,782	24,825
*	Akamai Technologies Inc.			464,642	24,022
*	Red Hat Inc.			519,951	23,991
	Maxim Integrated Products Inc.			782,398	23,315
*	Lam Research Corp.			447,890	22,927
*	ANSYS Inc.			253,817	21,960
	Microchip Technology Inc.			514,533	20,731
*	VeriSign Inc.			394,324	20,067
*	Cree Inc.			329,704	19,845
	SanDisk Corp.			329,958	19,636
*	F5 Networks Inc.			214,963	18,435
*	ServiceNow Inc.			319,187	16,582
*	Rackspace Hosting Inc.			305,267	16,106
*	Workday Inc. Class A			181,498	14,689
*	Gartner Inc.			243,020	14,581
*	Skyworks Solutions Inc.			515,613	12,808
	NVIDIA Corp.			754,778	11,744
*	TIBCO Software Inc.			423,987	10,850
*	Informatica Corp.			148,636	5,792
*	MICROS Systems Inc.			105,272	5,257
*	NetSuite Inc.			40,723	4,396
					610,384
Telecommunications (0.8%)
*	SBA Communications Corp. Class A			351,005	28,242

Utilities (0.9%)
*	Calpine Corp.			1,084,636	21,074
	NRG Energy Inc.			443,451	12,120
					33,194
Total Common Stocks (Cost $3,064,622)					3,696,735
		Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund		0.112%		8,934,000	8,934

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes		0.060%	3/19/14	700	699
[5,6] Federal Home Loan Bank Discount Notes		0.065%	3/21/14	500	500
					1,199
Total Temporary Cash Investments (Cost $10,133)					10,133
Total Investments (100.5%) (Cost $3,074,755)					3,706,868
Other Assets and Liabilities-Net (-0.5%)[3]					(17,144)
Net Assets (100%)					3,689,724

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $3,866,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 0.3%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $3,953,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $899,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,696,735	—	—
Temporary Cash Investments	8,934	1,199	—
Futures Contracts—Liabilities[1]	(1)	—	—
Total	3,705,668	1,199	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures

Mid-Cap Growth Index Fund

are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 400 Index	December 2013	4	496	—

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2013, the cost of investment securities for tax purposes was $3,074,755,000.

Net unrealized appreciation of investment securities for tax purposes was $632,113,000, consisting of unrealized gains of $682,312,000 on securities that had risen in value since their purchase and $50,199,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Large-Cap Index Fund

Schedule of Investments
As of September 30, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (2.9%)
EI du Pont de Nemours & Co.	435,285	25,490
Dow Chemical Co.	570,467	21,906
Praxair Inc.	138,887	16,696
Freeport-McMoRan Copper & Gold Inc.	489,028	16,177
LyondellBasell Industries NV Class A	213,814	15,658
Ecolab Inc.	127,629	12,605
PPG Industries Inc.	63,988	10,690
Air Products & Chemicals Inc.	98,684	10,517
International Paper Co.	210,212	9,417
Nucor Corp.	149,613	7,334
Newmont Mining Corp.	231,680	6,510
Mosaic Co.	133,254	5,732
CF Industries Holdings Inc.	26,937	5,679
Eastman Chemical Co.	72,511	5,649
Sigma-Aldrich Corp.	56,503	4,820
FMC Corp.	64,328	4,614
Alcoa Inc.	505,780	4,107
Celanese Corp. Class A	75,493	3,985
CONSOL Energy Inc.	108,138	3,639
Ashland Inc.	36,284	3,355
Airgas Inc.	31,133	3,302
International Flavors & Fragrances Inc.	38,485	3,167
* WR Grace & Co.	34,399	3,006
Reliance Steel & Aluminum Co.	34,471	2,526
Albemarle Corp.	38,179	2,403
Peabody Energy Corp.	127,411	2,198
Avery Dennison Corp.	46,060	2,004
Huntsman Corp.	91,073	1,877
Westlake Chemical Corp.	4,713	493
		215,556
Consumer Goods (10.5%)
Procter & Gamble Co.	1,290,180	97,525
Coca-Cola Co.	1,879,846	71,209
Philip Morris International Inc.	724,489	62,734
PepsiCo Inc.	726,697	57,772
Altria Group Inc.	944,457	32,442
Ford Motor Co.	1,822,881	30,752
Mondelez International Inc. Class A	839,018	26,362
Monsanto Co.	251,042	26,201
Colgate-Palmolive Co.	437,219	25,927
NIKE Inc. Class B	335,795	24,392
Kimberly-Clark Corp.	180,365	16,994
Kraft Foods Group Inc.	280,705	14,720
General Mills Inc.	302,408	14,491
* General Motors Co.	391,325	14,076
Johnson Controls Inc.	322,380	13,379
Archer-Daniels-Midland Co.	310,680	11,445
Delphi Automotive plc	146,319	8,548

VF Corp.	41,395	8,240
Kellogg Co.	136,777	8,033
Lorillard Inc.	176,380	7,898
Estee Lauder Cos. Inc. Class A	112,475	7,862
Reynolds American Inc.	154,059	7,515
Coach Inc.	132,853	7,245
* Tesla Motors Inc.	37,193	7,194
Mead Johnson Nutrition Co.	95,511	7,093
Stanley Black & Decker Inc.	75,485	6,837
Mattel Inc.	162,004	6,782
Harley-Davidson Inc.	105,202	6,758
Hershey Co.	69,035	6,386
ConAgra Foods Inc.	198,492	6,022
Genuine Parts Co.	69,137	5,593
BorgWarner Inc.	54,071	5,482
Whirlpool Corp.	37,436	5,482
Bunge Ltd.	65,998	5,010
Clorox Co.	61,286	5,008
JM Smucker Co.	46,938	4,930
Beam Inc.	76,095	4,920
Coca-Cola Enterprises Inc.	119,370	4,800
Ralph Lauren Corp. Class A	28,463	4,689
PVH Corp.	38,296	4,545
Dr Pepper Snapple Group Inc.	95,660	4,288
* LKQ Corp.	134,166	4,275
* Green Mountain Coffee Roasters Inc.	56,727	4,273
* Constellation Brands Inc. Class A	73,768	4,234
Avon Products Inc.	204,908	4,221
* TRW Automotive Holdings Corp.	55,387	3,950
Church & Dwight Co. Inc.	65,249	3,918
* Mohawk Industries Inc.	29,000	3,777
Tyson Foods Inc. Class A	132,616	3,750
Newell Rubbermaid Inc.	136,206	3,746
* Monster Beverage Corp.	70,913	3,705
Campbell Soup Co.	88,286	3,594
* Lululemon Athletica Inc.	48,727	3,561
Activision Blizzard Inc.	211,186	3,520
* Electronic Arts Inc.	137,028	3,501
McCormick & Co. Inc.	53,654	3,471
Molson Coors Brewing Co. Class B	67,140	3,366
Brown-Forman Corp. Class B	48,906	3,332
PulteGroup Inc.	164,510	2,714
Lear Corp.	37,889	2,712
Lennar Corp. Class A	75,615	2,677
Energizer Holdings Inc.	29,362	2,676
DR Horton Inc.	136,816	2,658
Hormel Foods Corp.	61,986	2,611
Hasbro Inc.	55,077	2,596
Herbalife Ltd.	36,307	2,533
* WABCO Holdings Inc.	29,503	2,486
* Fossil Group Inc.	21,202	2,465
Polaris Industries Inc.	15,382	1,987
* NVR Inc.	1,955	1,797
* Under Armour Inc. Class A	19,001	1,510
* Coty Inc. Class A	27,162	440
Lennar Corp. Class B	985	28
		793,665

Consumer Services (13.4%)
Wal-Mart Stores Inc.	766,928	56,722
* Amazon.com Inc.	172,211	53,840
Home Depot Inc.	674,983	51,197
Walt Disney Co.	757,525	48,853
McDonald's Corp.	471,009	45,316
Comcast Corp. Class A	940,927	42,483
CVS Caremark Corp.	578,843	32,849
* eBay Inc.	549,019	30,630
Twenty-First Century Fox Inc. Class A	870,245	29,153
Time Warner Inc.	411,823	27,102
Starbucks Corp.	336,355	25,889
* priceline.com Inc.	24,277	24,543
Costco Wholesale Corp.	205,890	23,702
Lowe's Cos. Inc.	495,803	23,605
Walgreen Co.	400,868	21,567
Target Corp.	297,131	19,010
TJX Cos. Inc.	320,196	18,056
Viacom Inc. Class B	204,387	17,083
Time Warner Cable Inc.	134,655	15,027
Yum! Brands Inc.	210,282	15,012
CBS Corp. Class B	266,513	14,701
* DIRECTV	245,748	14,683
McKesson Corp.	107,606	13,806
Comcast Corp.	291,414	12,639
Las Vegas Sands Corp.	174,821	11,612
Whole Foods Market Inc.	175,716	10,279
Delta Air Lines Inc.	404,547	9,543
Kroger Co.	232,177	9,366
Sysco Corp.	279,837	8,907
* Dollar General Corp.	152,215	8,594
Cardinal Health Inc.	160,090	8,349
* Netflix Inc.	26,332	8,142
Omnicom Group Inc.	122,761	7,788
Macy's Inc.	177,497	7,680
* Bed Bath & Beyond Inc.	97,658	7,555
Carnival Corp.	222,618	7,266
Ross Stores Inc.	98,009	7,135
L Brands Inc.	116,195	7,100
* AutoZone Inc.	15,920	6,730
AmerisourceBergen Corp. Class A	109,024	6,661
* Chipotle Mexican Grill Inc. Class A	14,509	6,220
* O'Reilly Automotive Inc.	48,623	6,204
* Liberty Media Corp. Class A	41,611	6,123
Starwood Hotels & Resorts Worldwide Inc.	91,990	6,113
Wynn Resorts Ltd.	38,198	6,036
* Discovery Communications Inc. Class A	69,392	5,858
* Dollar Tree Inc.	99,576	5,692
* Liberty Interactive Corp. Class A	231,086	5,424
Gap Inc.	131,902	5,313
* United Continental Holdings Inc.	167,437	5,142
* CarMax Inc.	105,110	5,095
Sirius XM Radio Inc.	1,313,914	5,085
Southwest Airlines Co.	332,034	4,834
Best Buy Co. Inc.	128,452	4,817
Kohl's Corp.	91,834	4,752
Staples Inc.	310,539	4,549

	Tractor Supply Co.	65,808	4,420
	DISH Network Corp. Class A	97,602	4,393
*	Hertz Global Holdings Inc.	189,265	4,194
*	Charter Communications Inc. Class A	31,097	4,191
*	TripAdvisor Inc.	52,047	3,947
	Tiffany & Co.	51,291	3,930
	Marriott International Inc. Class A	92,652	3,897
	Nielsen Holdings NV	106,883	3,896
	Nordstrom Inc.	68,735	3,863
	Wyndham Worldwide Corp.	62,493	3,810
	PetSmart Inc.	48,788	3,721
	Safeway Inc.	113,825	3,641
*	MGM Resorts International	173,564	3,548
*	News Corp. Class A	218,681	3,512
	H&R Block Inc.	128,555	3,427
*	Ulta Salon Cosmetics & Fragrance Inc.	28,553	3,411
	Interpublic Group of Cos. Inc.	198,455	3,409
	Family Dollar Stores Inc.	46,223	3,329
*	Discovery Communications Inc.	39,858	3,114
*	IHS Inc. Class A	26,359	3,010
	Scripps Networks Interactive Inc. Class A	36,639	2,862
	Advance Auto Parts Inc.	34,441	2,848
	Darden Restaurants Inc.	61,454	2,845
	Signet Jewelers Ltd.	38,159	2,734
	Expedia Inc.	49,162	2,546
	Royal Caribbean Cruises Ltd.	62,347	2,387
	International Game Technology	122,891	2,326
	Williams-Sonoma Inc.	39,196	2,203
	FactSet Research Systems Inc.	19,296	2,105
*	Urban Outfitters Inc.	52,074	1,915
	Dun & Bradstreet Corp.	18,162	1,886
*	AutoNation Inc.	31,643	1,651
	Twenty-First Century Fox Inc. Class B	48,087	1,606
*,^ Sears Holdings Corp.		20,069	1,197
*	Groupon Inc.	93,556	1,049
	Burger King Worldwide Inc.	49,438	965
*	Hyatt Hotels Corp. Class A	20,772	892
*	Norwegian Cruise Line Holdings Ltd.	24,149	745
*	JC Penney Co. Inc.	68,091	601
*	Sprouts Farmers Market Inc.	10,166	451
	CBS Corp. Class A	3,692	204
*	News Corp. Class B	12,020	197
	Viacom Inc. Class A	985	83
			1,008,393
Financials (17.6%)
	Wells Fargo & Co.	2,501,775	103,373
*	Berkshire Hathaway Inc. Class B	851,722	96,679
	JPMorgan Chase & Co.	1,773,593	91,677
	Bank of America Corp.	5,061,711	69,852
	Citigroup Inc.	1,361,142	66,029
	Visa Inc. Class A	242,491	46,340
	American Express Co.	508,408	38,395
	American International Group Inc.	695,685	33,831
	Mastercard Inc. Class A	49,189	33,093
	US Bancorp	866,601	31,700
	Goldman Sachs Group Inc.	190,533	30,144
	Simon Property Group Inc.	146,178	21,668

MetLife Inc.	413,266	19,403
Capital One Financial Corp.	275,853	18,962
PNC Financial Services Group Inc.	250,497	18,149
Morgan Stanley	646,014	17,410
Prudential Financial Inc.	218,035	17,002
Bank of New York Mellon Corp.	542,167	16,368
Travelers Cos. Inc.	175,986	14,918
BlackRock Inc.	51,438	13,920
American Tower Corporation	186,183	13,802
Aflac Inc.	219,206	13,589
ACE Ltd.	144,320	13,503
State Street Corp.	199,691	13,130
Discover Financial Services	227,976	11,522
Marsh & McLennan Cos. Inc.	259,045	11,281
BB&T Corp.	331,512	11,189
CME Group Inc.	149,710	11,061
Public Storage	68,867	11,057
Allstate Corp.	218,425	11,041
Charles Schwab Corp.	514,022	10,866
Aon plc	145,006	10,794
Chubb Corp.	120,425	10,749
Franklin Resources Inc.	194,629	9,838
Equity Residential	169,482	9,079
Prologis Inc.	235,131	8,846
HCP Inc.	214,677	8,791
Ventas Inc.	138,277	8,504
Ameriprise Financial Inc.	93,277	8,496
McGraw Hill Financial Inc.	129,461	8,491
Health Care REIT Inc.	134,687	8,402
T. Rowe Price Group Inc.	116,402	8,373
SunTrust Banks Inc.	253,511	8,219
Weyerhaeuser Co.	273,848	7,840
Boston Properties Inc.	71,712	7,666
AvalonBay Communities Inc.	57,968	7,367
Moody's Corp.	104,004	7,315
Fifth Third Bancorp	400,388	7,223
Progressive Corp.	254,419	6,928
Loews Corp.	146,232	6,835
Vornado Realty Trust	79,381	6,673
Hartford Financial Services Group Inc.	213,949	6,658
Invesco Ltd.	208,219	6,642
Host Hotels & Resorts Inc.	353,587	6,248
* IntercontinentalExchange Inc.	34,370	6,235
M&T Bank Corp.	55,202	6,178
Regions Financial Corp.	656,352	6,078
Principal Financial Group Inc.	138,735	5,941
Northern Trust Corp.	101,768	5,535
General Growth Properties Inc.	273,961	5,285
Lincoln National Corp.	124,297	5,219
Annaly Capital Management Inc.	445,405	5,158
SLM Corp.	205,082	5,107
KeyCorp	428,529	4,885
Western Union Co.	259,499	4,842
NYSE Euronext	114,292	4,798
* CIT Group Inc.	94,477	4,608
* Affiliated Managers Group Inc.	24,930	4,553
American Capital Agency Corp.	186,217	4,203

XL Group plc Class A	134,565	4,147
Leucadia National Corp.	145,608	3,966
SL Green Realty Corp.	43,329	3,849
Unum Group	123,902	3,772
Macerich Co.	66,167	3,734
Kimco Realty Corp.	183,780	3,709
Realty Income Corp.	92,680	3,684
Plum Creek Timber Co. Inc.	77,072	3,609
Cincinnati Financial Corp.	73,350	3,459
Comerica Inc.	86,940	3,418
Equifax Inc.	56,985	3,411
Rayonier Inc.	59,526	3,313
* Markel Corp.	6,255	3,239
* Arch Capital Group Ltd.	59,693	3,231
Willis Group Holdings plc	74,563	3,231
Huntington Bancshares Inc.	390,092	3,222
Digital Realty Trust Inc.	60,625	3,219
Federal Realty Investment Trust	30,804	3,125
Torchmark Corp.	42,996	3,111
* CBRE Group Inc. Class A	133,179	3,080
TD Ameritrade Holding Corp.	117,178	3,068
New York Community Bancorp Inc.	197,694	2,987
* Realogy Holdings Corp.	68,887	2,964
First Republic Bank	61,652	2,875
UDR Inc.	118,755	2,814
Everest Re Group Ltd.	18,286	2,659
Essex Property Trust Inc.	17,948	2,651
Cole Real Estate Investment Inc.	210,906	2,586
Raymond James Financial Inc.	59,410	2,476
Camden Property Trust	40,122	2,465
Zions Bancorporation	87,020	2,386
* MSCI Inc. Class A	57,165	2,301
SEI Investments Co.	73,204	2,263
Reinsurance Group of America Inc. Class A	33,312	2,232
PartnerRe Ltd.	24,077	2,204
WR Berkley Corp.	51,410	2,203
People's United Financial Inc.	150,980	2,171
Alexandria Real Estate Equities Inc.	33,679	2,150
Axis Capital Holdings Ltd.	48,327	2,093
Hudson City Bancorp Inc.	224,744	2,034
Lazard Ltd. Class A	54,380	1,959
Jones Lang LaSalle Inc.	20,792	1,815
NASDAQ OMX Group Inc.	54,881	1,761
Legg Mason Inc.	52,195	1,745
* Alleghany Corp.	3,755	1,538
LPL Financial Holdings Inc.	39,587	1,517
* Ocwen Financial Corp.	27,133	1,513
ING US Inc.	36,834	1,076
* Berkshire Hathaway Inc. Class A	6	1,022
Assurant Inc.	17,610	953
		1,329,566
Health Care (12.0%)
Johnson & Johnson	1,327,742	115,102
Pfizer Inc.	3,119,199	89,552
Merck & Co. Inc.	1,378,838	65,646
* Gilead Sciences Inc.	721,234	45,322
Amgen Inc.	355,045	39,744

Bristol-Myers Squibb Co.	775,736	35,901
UnitedHealth Group Inc.	479,089	34,308
AbbVie Inc.	747,052	33,416
* Celgene Corp.	193,862	29,841
* Biogen Idec Inc.	111,999	26,965
Medtronic Inc.	470,076	25,031
Abbott Laboratories	732,378	24,308
Eli Lilly & Co.	477,818	24,049
* Express Scripts Holding Co.	383,847	23,714
Baxter International Inc.	255,748	16,800
Thermo Fisher Scientific Inc.	169,925	15,659
Covidien plc	216,813	13,213
Allergan Inc.	139,945	12,658
WellPoint Inc.	140,945	11,784
* Regeneron Pharmaceuticals Inc.	36,481	11,414
Aetna Inc.	175,395	11,229
* Alexion Pharmaceuticals Inc.	92,224	10,713
Cigna Corp.	133,382	10,252
* Actavis Inc.	68,483	9,862
Becton Dickinson and Co.	91,627	9,164
Stryker Corp.	133,697	9,037
* Vertex Pharmaceuticals Inc.	109,506	8,303
* Boston Scientific Corp.	631,485	7,414
Zoetis Inc.	235,065	7,315
St. Jude Medical Inc.	135,106	7,247
* Intuitive Surgical Inc.	18,735	7,049
Humana Inc.	73,810	6,889
* Mylan Inc.	179,509	6,852
Zimmer Holdings Inc.	79,854	6,559
* Life Technologies Corp.	81,396	6,091
HCA Holdings Inc.	126,561	5,410
* DaVita HealthCare Partners Inc.	94,948	5,402
Perrigo Co.	42,196	5,206
* Forest Laboratories Inc.	113,990	4,878
* Illumina Inc.	59,149	4,781
* BioMarin Pharmaceutical Inc.	66,036	4,769
Quest Diagnostics Inc.	71,361	4,409
CR Bard Inc.	37,167	4,282
* Laboratory Corp. of America Holdings	42,575	4,221
* Henry Schein Inc.	40,612	4,211
* Waters Corp.	38,034	4,040
* Varian Medical Systems Inc.	50,545	3,777
* CareFusion Corp.	100,764	3,718
* Edwards Lifesciences Corp.	52,746	3,673
ResMed Inc.	66,773	3,527
Universal Health Services Inc. Class B	42,853	3,213
* Hospira Inc.	78,280	3,070
DENTSPLY International Inc.	66,818	2,901
* Hologic Inc.	127,032	2,623
* IDEXX Laboratories Inc.	24,646	2,456
* Onyx Pharmaceuticals Inc.	17,267	2,153
* Pharmacyclics Inc.	13,760	1,905
Patterson Cos. Inc.	37,650	1,513
Warner Chilcott plc Class A	56,563	1,292
* Endo Health Solutions Inc.	27,017	1,228
* Quintiles Transnational Holdings Inc.	12,172	546
		907,607

Industrials (12.3%)
General Electric Co.	4,798,164	114,628
United Technologies Corp.	432,304	46,611
Boeing Co.	355,534	41,775
3M Co.	322,036	38,454
Union Pacific Corp.	218,547	33,949
United Parcel Service Inc. Class B	339,973	31,063
Honeywell International Inc.	369,836	30,711
Caterpillar Inc.	305,172	25,442
Accenture plc Class A	303,633	22,360
Emerson Electric Co.	336,445	21,768
Danaher Corp.	278,610	19,313
Lockheed Martin Corp.	151,148	19,279
Automatic Data Processing Inc.	227,519	16,468
FedEx Corp.	141,458	16,142
Precision Castparts Corp.	68,571	15,582
Eaton Corp. plc	223,187	15,364
Illinois Tool Works Inc.	200,395	15,284
Deere & Co.	180,421	14,684
General Dynamics Corp.	156,691	13,714
CSX Corp.	480,088	12,357
Cummins Inc.	88,312	11,734
Raytheon Co.	152,033	11,717
* LinkedIn Corp. Class A	46,794	11,514
Norfolk Southern Corp.	147,003	11,371
Northrop Grumman Corp.	108,509	10,337
TE Connectivity Ltd.	194,942	10,094
PACCAR Inc.	166,899	9,290
Waste Management Inc.	209,589	8,643
Ingersoll-Rand plc	130,407	8,469
Agilent Technologies Inc.	155,963	7,993
WW Grainger Inc.	29,423	7,700
Tyco International Ltd.	218,128	7,630
Parker Hannifin Corp.	70,144	7,626
Sherwin-Williams Co.	41,233	7,512
Dover Corp.	80,531	7,234
Rockwell Automation Inc.	65,470	7,001
Fastenal Co.	126,050	6,334
Paychex Inc.	154,794	6,291
Roper Industries Inc.	46,776	6,215
* Fiserv Inc.	61,423	6,207
Pentair Ltd.	93,587	6,078
Amphenol Corp. Class A	74,811	5,789
Fidelity National Information Services Inc.	123,618	5,741
Kansas City Southern	52,066	5,694
Xerox Corp.	551,228	5,672
Fluor Corp.	76,973	5,462
AMETEK Inc.	115,179	5,301
* Stericycle Inc.	40,366	4,658
* Verisk Analytics Inc. Class A	71,014	4,613
* Alliance Data Systems Corp.	21,770	4,604
CH Robinson Worldwide Inc.	74,949	4,464
Rockwell Collins Inc.	63,472	4,307
Republic Services Inc. Class A	128,206	4,277
Expeditors International of Washington Inc.	97,035	4,275
Flowserve Corp.	66,042	4,120
Pall Corp.	52,689	4,059

	ADT Corp.	93,999	3,822
	L-3 Communications Holdings Inc.	39,987	3,779
	Textron Inc.	132,078	3,647
*	Trimble Navigation Ltd.	120,708	3,586
	Masco Corp.	168,490	3,586
	Rock Tenn Co. Class A	33,847	3,428
*	Jacobs Engineering Group Inc.	58,750	3,418
*	FleetCor Technologies Inc.	30,843	3,398
*	Mettler-Toledo International Inc.	14,075	3,379
	MeadWestvaco Corp.	83,660	3,211
	Vulcan Materials Co.	61,500	3,186
	TransDigm Group Inc.	22,298	3,093
	Ball Corp.	68,230	3,062
	JB Hunt Transport Services Inc.	41,197	3,005
*	Crown Holdings Inc.	66,197	2,799
*	Quanta Services Inc.	98,914	2,721
	Avnet Inc.	64,694	2,698
	Manpowergroup Inc.	36,890	2,683
	AGCO Corp.	43,651	2,637
	Donaldson Co. Inc.	68,670	2,618
	Hubbell Inc. Class B	24,649	2,582
	Joy Global Inc.	50,213	2,563
	Sealed Air Corp.	92,397	2,512
	Xylem Inc.	87,742	2,451
	Robert Half International Inc.	62,625	2,444
	Timken Co.	40,151	2,425
	MDU Resources Group Inc.	84,738	2,370
	Cintas Corp.	45,992	2,355
*	Arrow Electronics Inc.	47,033	2,283
	KBR Inc.	69,892	2,281
*	Sensata Technologies Holding NV	57,921	2,217
	Iron Mountain Inc.	81,080	2,191
	Martin Marietta Materials Inc.	21,665	2,127
	FLIR Systems Inc.	67,124	2,108
*	Owens Corning	53,371	2,027
	Jabil Circuit Inc.	86,208	1,869
	Molex Inc. Class A	48,494	1,856
*	B/E Aerospace Inc.	24,639	1,819
	SPX Corp.	19,178	1,623
	National Instruments Corp.	46,840	1,449
*	Owens-Illinois Inc.	38,999	1,171
	Allison Transmission Holdings Inc.	26,469	663
	Molex Inc.	15,688	604
			924,720
Oil & Gas (10.2%)
	Exxon Mobil Corp.	2,073,913	178,439
	Chevron Corp.	910,369	110,610
	Schlumberger Ltd.	623,455	55,089
	ConocoPhillips	576,244	40,055
	Occidental Petroleum Corp.	379,652	35,513
	Anadarko Petroleum Corp.	236,698	22,011
	EOG Resources Inc.	128,298	21,718
	Halliburton Co.	408,730	19,680
	Phillips 66	287,935	16,648
	National Oilwell Varco Inc.	201,352	15,728
	Apache Corp.	183,337	15,609
	Pioneer Natural Resources Co.	65,226	12,315

Williams Cos. Inc.	321,931	11,705
Marathon Oil Corp.	334,463	11,666
Noble Energy Inc.	169,210	11,339
Kinder Morgan Inc.	317,322	11,287
Hess Corp.	137,620	10,644
Devon Energy Corp.	181,856	10,504
Baker Hughes Inc.	208,719	10,248
Marathon Petroleum Corp.	147,574	9,492
Valero Energy Corp.	255,699	8,732
Cabot Oil & Gas Corp.	198,226	7,398
Chesapeake Energy Corp.	281,644	7,289
* Cameron International Corp.	116,146	6,779
* FMC Technologies Inc.	111,356	6,171
* Southwestern Energy Co.	165,290	6,013
Ensco plc Class A	110,051	5,915
EQT Corp.	63,967	5,675
Range Resources Corp.	73,175	5,553
* Concho Resources Inc.	49,469	5,383
Murphy Oil Corp.	83,884	5,060
* Weatherford International Ltd.	325,752	4,994
Noble Corp.	119,098	4,498
Oceaneering International Inc.	50,781	4,125
HollyFrontier Corp.	93,899	3,954
Cimarex Energy Co.	38,786	3,739
Core Laboratories NV	21,416	3,624
* Cheniere Energy Inc.	101,164	3,454
OGE Energy Corp.	93,634	3,379
* Cobalt International Energy Inc.	135,460	3,368
* Whiting Petroleum Corp.	55,757	3,337
Helmerich & Payne Inc.	47,849	3,299
* Denbury Resources Inc.	176,174	3,243
Tesoro Corp.	63,468	2,791
Energen Corp.	34,134	2,608
SM Energy Co.	31,657	2,444
* Continental Resources Inc.	21,908	2,350
QEP Resources Inc.	84,637	2,344
* Dresser-Rand Group Inc.	35,980	2,245
* Rowan Cos. plc Class A	58,660	2,154
Nabors Industries Ltd.	132,251	2,124
Diamond Offshore Drilling Inc.	32,903	2,051
		766,393
Technology (15.3%)
Apple Inc.	428,042	204,069
Microsoft Corp.	3,532,185	117,657
* Google Inc. Class A	129,070	113,054
International Business Machines Corp.	516,151	95,581
Cisco Systems Inc.	2,517,992	58,971
QUALCOMM Inc.	808,306	54,447
Oracle Corp.	1,636,360	54,278
Intel Corp.	2,347,320	53,801
* Facebook Inc. Class A	813,544	40,872
EMC Corp.	980,599	25,064
Texas Instruments Inc.	518,503	20,880
Hewlett-Packard Co.	908,714	19,065
* Yahoo! Inc.	432,768	14,351
* Salesforce.com Inc.	252,849	13,125
* Adobe Systems Inc.	224,887	11,681

* Cognizant Technology Solutions Corp. Class A	142,068	11,667
Corning Inc.	688,407	10,044
Applied Materials Inc.	567,091	9,947
Dell Inc.	704,710	9,704
Intuit Inc.	133,016	8,820
* Micron Technology Inc.	488,408	8,532
Symantec Corp.	329,255	8,149
* Cerner Corp.	145,646	7,654
Analog Devices Inc.	146,312	6,884
NetApp Inc.	159,866	6,813
SanDisk Corp.	113,039	6,727
Motorola Solutions Inc.	112,486	6,679
Broadcom Corp. Class A	248,808	6,472
Western Digital Corp.	100,605	6,378
* Citrix Systems Inc.	88,392	6,241
Seagate Technology plc	142,563	6,236
Xilinx Inc.	125,378	5,875
Altera Corp.	150,170	5,580
KLA-Tencor Corp.	77,872	4,739
* Juniper Networks Inc.	227,284	4,514
* Catamaran Corp.	97,304	4,471
CA Inc.	150,040	4,452
Linear Technology Corp.	110,185	4,370
* Autodesk Inc.	104,864	4,317
* Equinix Inc.	23,319	4,283
Avago Technologies Ltd. Class A	98,665	4,254
* Teradata Corp.	76,610	4,247
* Akamai Technologies Inc.	79,855	4,129
* Red Hat Inc.	88,925	4,103
NVIDIA Corp.	259,273	4,034
Maxim Integrated Products Inc.	133,903	3,990
* Lam Research Corp.	76,906	3,937
* ANSYS Inc.	43,422	3,757
Computer Sciences Corp.	69,423	3,592
Microchip Technology Inc.	88,550	3,568
* VeriSign Inc.	67,476	3,434
* Cree Inc.	56,502	3,401
* VMware Inc. Class A	39,811	3,221
* F5 Networks Inc.	36,746	3,151
Harris Corp.	50,220	2,978
* ServiceNow Inc.	54,781	2,846
* Rackspace Hosting Inc.	52,255	2,757
* Synopsys Inc.	72,455	2,732
* Nuance Communications Inc.	138,681	2,593
* Workday Inc. Class A	31,165	2,522
Garmin Ltd.	55,400	2,504
* Gartner Inc.	41,553	2,493
* Skyworks Solutions Inc.	88,276	2,193
Marvell Technology Group Ltd.	185,753	2,136
LSI Corp.	259,497	2,029
* TIBCO Software Inc.	72,506	1,855
* Informatica Corp.	25,437	991
* MICROS Systems Inc.	18,008	899
* ON Semiconductor Corp.	105,886	773
* NetSuite Inc.	6,977	753
Leidos Holdings Inc.	332	15

* Science Applications International Corp.	48	2
		1,152,333
Telecommunications (2.4%)
AT&T Inc.	2,502,373	84,630
Verizon Communications Inc.	1,348,331	62,913
* Crown Castle International Corp.	138,038	10,081
CenturyLink Inc.	283,217	8,887
* SBA Communications Corp. Class A	60,311	4,853
* Sprint Corp.	369,369	2,294
Windstream Holdings Inc.	279,722	2,238
* T-Mobile US Inc.	85,734	2,226
Frontier Communications Corp.	471,189	1,965
		180,087
Utilities (3.2%)
Duke Energy Corp.	332,744	22,221
Dominion Resources Inc.	272,693	17,038
Southern Co.	411,842	16,960
NextEra Energy Inc.	200,088	16,039
Exelon Corp.	403,654	11,964
Spectra Energy Corp.	315,560	10,802
American Electric Power Co. Inc.	229,462	9,947
Sempra Energy	109,359	9,361
PPL Corp.	297,105	9,026
PG&E Corp.	209,456	8,571
Public Service Enterprise Group Inc.	238,598	7,857
Consolidated Edison Inc.	137,726	7,594
FirstEnergy Corp.	196,632	7,167
Edison International	153,747	7,082
Xcel Energy Inc.	234,879	6,485
Northeast Utilities	147,921	6,102
DTE Energy Co.	82,590	5,449
Entergy Corp.	83,786	5,294
ONEOK Inc.	96,940	5,169
CenterPoint Energy Inc.	201,534	4,831
NiSource Inc.	147,406	4,553
Wisconsin Energy Corp.	107,028	4,322
NRG Energy Inc.	152,542	4,169
Ameren Corp.	114,530	3,990
AES Corp.	296,417	3,939
* Calpine Corp.	185,728	3,609
American Water Works Co. Inc.	84,060	3,470
CMS Energy Corp.	126,055	3,318
Pinnacle West Capital Corp.	52,002	2,847
SCANA Corp.	59,217	2,726
Alliant Energy Corp.	52,451	2,599
National Fuel Gas Co.	37,537	2,581
Pepco Holdings Inc.	117,460	2,168
Integrys Energy Group Inc.	37,374	2,089
TECO Energy Inc.	102,270	1,691
		243,030
Total Common Stocks (Cost $5,515,811)		7,521,350

	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund	0.112%		17,315,820	17,316

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
4 Federal Home Loan Bank Discount Notes	0.050%-0.055%	11/29/13	400	400
[4,5] Federal Home Loan Bank Discount Notes	0.080%	2/28/14	1,000	999
[5,6] Freddie Mac Discount Notes	0.100%	12/13/13	1,000	1,000
				2,399
Total Temporary Cash Investments (Cost $19,715)				19,715
Total Investments (100.1%) (Cost $5,535,526)				7,541,065
Other Assets and Liabilities-Net (-0.1%)[3]				(5,009)
Net Assets (100%)				7,536,056

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,050,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $1,074,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,399,000 have been segregated as initial margin for open futures contracts.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Large-Cap Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of September 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,521,350	—	—
Temporary Cash Investments	17,316	2,399	—
Futures Contracts—Liabilities[1]	(113)	—	—
Total	7,538,553	2,399	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2013	23	9,627	(34)
E-mini S&P 500 Index	December 2013	72	6,028	(152)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2013, the cost of investment securities for tax purposes was $5,535,526,000.

Net unrealized appreciation of investment securities for tax purposes was $2,005,539,000, consisting

Large-Cap Index Fund

of unrealized gains of $2,173,231,000 on securities that had risen in value since their purchase and $167,692,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 15, 2013

VANGUARD INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 15, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.